UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2014
Date of reporting period:	May 31, 2014

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments Blue Chip Fund May 31, 2014 (unaudited)

COMMON STOCKS - 99.64%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Agriculture - 1.02%					Metal Fabrication & Hardware - 1.41%
Philip Morris International Inc	48,897		$4,329		Precision Castparts Corp	23,518		$5,950

Banks - 3.76%					Miscellaneous Manufacturing - 1.32%
Wells Fargo & Co	313,000		15,894		Danaher Corp	70,842		5,556

Beverages - 7.48%					Oil & Gas - 3.60%
Anheuser-Busch InBev NV ADR	77,389		8,506		EOG Resources Inc	18,592		1,967
Diageo PLC ADR	56,081		7,223		Exxon Mobil Corp	97,906		9,843
PepsiCo Inc	106,982		9,450		Hess Corp	37,167		3,393
Pernod Ricard SA ADR	119,744		2,934					$15,203
SABMiller PLC ADR	63,015		3,501
			$31,614		Pharmaceuticals - 2.42%
					Johnson & Johnson	29,235		2,966
Building Materials - 1.00%					Valeant Pharmaceuticals International Inc (a)	55,241		7,248
Martin Marietta Materials Inc	34,432		4,228					$10,214

					Pipelines - 1.24%
Chemicals - 3.44%					Kinder Morgan Inc/DE	154,384		5,155
Air Products & Chemicals Inc	86,262		10,349		Kinder Morgan Inc/DE - Warrants (a)	32,900		75
Praxair Inc	31,530		4,169					$5,230
			$14,518
					Real Estate - 4.53%
Commercial Services - 4.73%					Brookfield Asset Management Inc	444,896		19,148
MasterCard Inc	192,819		14,741
Moody's Corp	61,182		5,234
			$19,975		REITS - 1.93%
					American Tower Corp	55,270		4,954
Cosmetics & Personal Care - 0.40%					Crown Castle International Corp	41,609		3,193
Colgate-Palmolive Co	24,602		1,683					$8,147

					Retail - 14.61%
Distribution & Wholesale - 0.68%					AutoZone Inc (a)	7,626		4,061
Fastenal Co	59,280		2,890		CarMax Inc (a)	88,945		3,941
					McDonald's Corp	106,367		10,789
					O'Reilly Automotive Inc (a)	20,414		3,020
Diversified Financial Services - 8.11%
American Express Co	62,700		5,737		Starbucks Corp	233,729		17,119
BlackRock Inc	33,477		10,207		TJX Cos Inc/The	45,202		2,461
Charles Schwab Corp/The	227,738		5,741		Walgreen Co	181,020		13,017
Visa Inc	58,431		12,553		Yum! Brands Inc	94,616		7,315
			$34,238					$61,723

Food - 8.19%					Software - 7.56%
					Adobe Systems Inc (a)	104,589		6,750
Mondelez International Inc	229,296		8,626
Nestle SA ADR	251,238		19,741		Microsoft Corp	416,165		17,038
Unilever NV - NY shares	143,779		6,242		Oracle Corp	193,572		8,134
			$34,609					$31,922

Holding Companies - Diversified - 1.13%					Telecommunications - 0.87%
Leucadia National Corp	185,525		4,759		Motorola Solutions Inc	54,276		3,659

					TOTAL COMMON STOCKS			$420,901
Insurance - 10.89%					INVESTMENT COMPANIES - 0.16%	Shares Held	Value	(000	's)
Aon PLC	40,882		3,677
Berkshire Hathaway Inc - Class B (a)	162,285		20,828		Publicly Traded Investment Fund - 0.16%
Brown & Brown Inc	72,545		2,190		Goldman Sachs Financial Square Funds -	661,704		662
Fidelity National Financial Inc	86,373		2,880		Government Fund
Loews Corp	157,857		6,808
Markel Corp (a)	15,055		9,638		TOTAL INVESTMENT COMPANIES			$662
			$46,021		Total Investments			$421,563
					Other Assets in Excess of Liabilities, Net - 0.20%			$848
Internet - 7.44%					TOTAL NET ASSETS - 100.00%			$422,411
Google Inc - A Shares (a)	22,170		12,673
Google Inc - C Shares (a)	18,113		10,161
Liberty Interactive Corp (a)	195,487		5,695		(a) Non-Income Producing Security
Liberty Ventures (a)	43,800		2,908
			$31,437

Lodging - 0.31%
Wynn Resorts Ltd	6,089		1,309

Media - 1.57%
Discovery Communications Inc - C Shares (a)	88,657		6,645

See accompanying notes.

Schedule of Investments
Blue Chip Fund
May 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	29 .22%
Consumer, Non-cyclical	24 .24%
Consumer, Cyclical	15 .60%
Communications	9.88%
Technology	7.56%
Energy	4.84%
Industrial	3.73%
Basic Materials	3.44%
Diversified	1.13%
Exchange Traded Funds	0.16%
Other Assets in Excess of Liabilities, Net	0.20%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2014 (unaudited)

	INVESTMENT COMPANIES - 8.37%	Shares Held	Value	(000	's)			Principal

	Publicly Traded Investment Fund - 8.37%						BONDS (continued)	Amount (000's) Value (000's)
	Goldman Sachs Financial Square Funds -	128,639,629		$128,640			Airlines - 0.08%
	Money Market Fund						American Airlines 2011-1 Class A Pass
							Through Trust
	TOTAL INVESTMENT COMPANIES			$128,640			5.25%, 07/31/2022(b)	$351	$380
		Principal					Continental Airlines 2010-1 Class A Pass
BONDS	- 35.40%	Amount (000's)	Value	(000	's)		Through Trust
							4.75%, 01/12/2021(b)	111	120
	Advertising - 0.06%						Delta Air Lines 2007-1 Class A Pass Through
	Interpublic Group of Cos Inc/The						Trust
	4.20%, 04/15/2024	$500		$516			6.82%, 02/10/2024	209	249
	Omnicom Group Inc						UAL 2009-2A Pass Through Trust
	4.45%, 08/15/2020	322		351			9.75%, 01/15/2017	385	441
				$867					$1,190

	Aerospace & Defense - 0.34%						Apparel - 0.02%
	Boeing Capital Corp						NIKE Inc
	4.70%, 10/27/2019	85		97			2.25%, 05/01/2023	260	246
	Boeing Co/The
	3.75%, 11/20/2016	129		138
	7.95%, 08/15/2024	345		486			Automobile Asset Backed Securities - 0.20%
	Exelis Inc						Ally Auto Receivables Trust 2012-4
	4.25%, 10/01/2016	322		341			0.59%, 01/17/2017	395	396
	L-3 Communications Corp						Ford Credit Auto Owner Trust 2012-A
	3.95%, 05/28/2024	500		508			1.15%, 06/15/2017	500	504
	4.95%, 02/15/2021	193		215			Ford Credit Auto Owner Trust 2012-B
	Lockheed Martin Corp						1.00%, 09/15/2017	500	503
	3.35%, 09/15/2021	258		270			Honda Auto Receivables 2013-4 Owner Trust
	4.07%, 12/15/2042	121		118			1.04%, 02/18/2020	300	301
	Northrop Grumman Corp						Nissan Auto Receivables 2012-A Owner
	3.50%, 03/15/2021	279		292			Trust
	Northrop Grumman Systems Corp						1.00%, 07/16/2018	432	435
	7.88%, 03/01/2026	310		426			World Omni Auto Receivables Trust 2013-B
	Raytheon Co						0.83%, 08/15/2018	1,000	1,001
	3.13%, 10/15/2020	193		201					$3,140
	4.88%, 10/15/2040	236		262			Automobile Manufacturers - 0.20%
	United Technologies Corp						Daimler Finance North America LLC
	3.10%, 06/01/2022	174		178			8.50%, 01/18/2031	257	391
	4.50%, 04/15/2020	188		210			Ford Motor Co
	4.50%, 06/01/2042	432		450			4.75%, 01/15/2043	174	177
	4.88%, 05/01/2015	432		450			7.45%, 07/16/2031	259	345
	5.38%, 12/15/2017	258		294			Toyota Motor Credit Corp
	5.70%, 04/15/2040	129		159			0.88%, 07/17/2015	432	435
	6.13%, 07/15/2038	46		59			1.13%, 05/16/2017	500	501
				$5,154			1.25%, 10/05/2017	518	519
	Agriculture - 0.28%						2.00%, 10/24/2018	200	203
	Altria Group Inc						2.05%, 01/12/2017	193	199
	4.13%, 09/11/2015	90		94			3.20%, 06/17/2015	98	101
	4.75%, 05/05/2021	322		358			3.30%, 01/12/2022	193	199
	9.25%, 08/06/2019	316		423					$3,070
	9.70%, 11/10/2018	127		168			Automobile Parts & Equipment - 0.05%
	9.95%, 11/10/2038	62		102			Johnson Controls Inc
	10.20%, 02/06/2039	120		202			3.75%, 12/01/2021	193	202
	Archer-Daniels-Midland Co						5.00%, 03/30/2020	162	182
	4.48%, 03/01/2021(a)	321		356
							5.25%, 12/01/2041	322	356
	5.38%, 09/15/2035	129		151					$740
	Bunge Ltd Finance Corp
	4.10%, 03/15/2016	193		203		Banks	- 5.68%
	Lorillard Tobacco Co						Abbey National Treasury Services
	8.13%, 06/23/2019	90		113			PLC/London
	8.13%, 05/01/2040	65		87			3.05%, 08/23/2018	500	523
	Philip Morris International Inc						American Express Centurion Bank
	1.13%, 08/21/2017	174		173			0.88%, 11/13/2015	300	302
	2.50%, 05/16/2016	322		334			Australia & New Zealand Banking Group
	2.90%, 11/15/2021	129		131			Ltd/New York NY
	4.38%, 11/15/2041	475		477			1.25%, 01/10/2017	500	504
	4.50%, 03/26/2020	327		364			Bank of America Corp
	5.65%, 05/16/2018	65		75			1.25%, 01/11/2016	174	175
	Reynolds American Inc						1.50%, 10/09/2015	260	263
	3.25%, 11/01/2022	432		418			2.00%, 01/11/2018	346	348
				$4,229			2.60%, 01/15/2019	200	203
							3.30%, 01/11/2023	346	341

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)						Banks (continued)
Bank of America Corp	(continued)					Citigroup Inc (continued)
3.63%, 03/17/2016		$450		$472		8.13%, 07/15/2039	$421	$629
3.70%, 09/01/2015		335		347		8.50%, 05/22/2019	321	411
4.50%, 04/01/2015		420		433		Commonwealth Bank of Australia/New York
4.75%, 08/01/2015		65		68		NY
5.30%, 09/30/2015		65		69		1.25%, 09/18/2015	500	506
5.42%, 03/15/2017		50		55		Cooperatieve Centrale Raiffeisen-
5.63%, 07/01/2020		450		519		Boerenleenbank BA/Netherlands
5.65%, 05/01/2018		645		734		3.38%, 01/19/2017	494	525
5.70%, 05/02/2017		200		222		3.88%, 02/08/2022	580	615
5.70%, 01/24/2022		450		522		4.50%, 01/11/2021	129	143
6.00%, 09/01/2017		670		761		5.75%, 12/01/2043	750	854
6.05%, 05/16/2016		626		684		Cooperatieve Centrale Raiffeisen-
6.11%, 01/29/2037		300		346		Boerenleenbank BA/NY
6.50%, 08/01/2016		225		250		2.25%, 01/14/2019	500	506
6.88%, 04/25/2018		513		607		Credit Suisse/New York NY
7.63%, 06/01/2019		260		323		3.50%, 03/23/2015	300	307
7.75%, 05/14/2038		350		481		4.38%, 08/05/2020	300	327
Bank of Montreal						5.40%, 01/14/2020	260	291
2.50%, 01/11/2017		580		603		Deutsche Bank AG/London
Bank of New York Mellon Corp/The						1.40%, 02/13/2017	400	402
0.70%, 10/23/2015		173		174		3.45%, 03/30/2015	196	201
2.20%, 05/15/2019		1,000		1,009		6.00%, 09/01/2017	359	409
3.55%, 09/23/2021		129		136		Discover Bank/Greenwood DE
5.50%, 12/01/2017		81		92		4.25%, 03/13/2026	500	521
Bank of Nova Scotia						7.00%, 04/15/2020	100	121
1.10%, 12/13/2016		1,000		1,004		Export-Import Bank of Korea
2.90%, 03/29/2016		516		538		4.00%, 01/11/2017	400	428
Barclays Bank PLC						5.00%, 04/11/2022	400	455
5.00%, 09/22/2016		160		175		Fifth Third Bancorp
5.13%, 01/08/2020		500		566		4.30%, 01/16/2024	300	313
6.75%, 05/22/2019		300		364		5.45%, 01/15/2017	129	142
BB&T Corp						Goldman Sachs Group Inc/The
1.60%, 08/15/2017		346		349		1.60%, 11/23/2015	776	785
3.95%, 04/29/2016		75		80		3.63%, 02/07/2016	641	670
5.20%, 12/23/2015		238		254		5.25%, 07/27/2021	258	290
6.85%, 04/30/2019		45		55		5.38%, 03/15/2020	432	490
BBVA US Senior SAU						5.75%, 01/24/2022	322	373
4.66%, 10/09/2015		300		315		6.13%, 02/15/2033	464	553
BNP Paribas SA						6.15%, 04/01/2018	801	921
2.70%, 08/20/2018		450		461		6.25%, 09/01/2017	346	395
3.25%, 03/11/2015		776		793		6.25%, 02/01/2041	522	643
5.00%, 01/15/2021		193		215		6.45%, 05/01/2036	561	645
BPCE SA						6.75%, 10/01/2037	481	577
2.50%, 12/10/2018		400		406		HSBC Bank USA NA
Canadian Imperial Bank of						4.88%, 08/24/2020	250	278
Commerce/Canada						HSBC Bank USA NA/New York NY
2.35%, 12/11/2015		301		310		5.88%, 11/01/2034	250	294
Capital One Financial Corp						HSBC Holdings PLC
2.15%, 03/23/2015		386		391		4.00%, 03/30/2022	322	343
3.50%, 06/15/2023		212		213		4.25%, 03/14/2024	500	515
5.50%, 06/01/2015		129		135		5.10%, 04/05/2021	322	367
China Development Bank Corp						6.10%, 01/14/2042	236	299
5.00%, 10/15/2015		100		105		6.50%, 05/02/2036	60	73
Citigroup Inc						6.50%, 09/15/2037	350	429
1.30%, 11/15/2016		200		201		Huntington National Bank/The
2.65%, 03/02/2015		321		326		1.38%, 04/24/2017	550	552
3.88%, 10/25/2023		400		407		Intesa Sanpaolo SpA
3.95%, 06/15/2016		641		678		2.38%, 01/13/2017	500	507
4.45%, 01/10/2017		385		416		3.13%, 01/15/2016	400	411
4.59%, 12/15/2015		160		169		JP Morgan Chase & Co
5.38%, 08/09/2020		400		458		1.35%, 02/15/2017	500	502
5.88%, 02/22/2033		400		442		1.88%, 03/20/2015	432	437
5.88%, 01/30/2042		321		383		2.60%, 01/15/2016	641	659
6.00%, 10/31/2033		126		142		3.20%, 01/25/2023	432	428
6.13%, 11/21/2017		321		367		3.45%, 03/01/2016	893	934
6.13%, 05/15/2018		432		500		3.63%, 05/13/2024	350	353
6.13%, 08/25/2036		300		343		4.40%, 07/22/2020	404	444
6.63%, 06/15/2032		313		373		4.50%, 01/24/2022	641	701

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

		Principal						Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's) Value (000's)

Banks (continued)						Banks (continued)
JP Morgan Chase & Co	(continued)					Royal Bank of Canada	(continued)
4.63%, 05/10/2021		$641		$709		2.88%, 04/19/2016		$560	$585
4.95%, 03/25/2020		146		165		Royal Bank of Scotland Group PLC
5.25%, 05/01/2015		222		231		2.55%, 09/18/2015		432	441
5.40%, 01/06/2042		258		292		6.40%, 10/21/2019		60	70
5.60%, 07/15/2041		386		450		Royal Bank of Scotland PLC/The
6.40%, 05/15/2038		259		327		5.63%, 08/24/2020		417	480
JP Morgan Chase Bank NA						Societe Generale SA
6.00%, 10/01/2017		410		467		2.63%, 10/01/2018		300	306
KeyCorp						State Street Corp
3.75%, 08/13/2015		458		474		3.10%, 05/15/2023		260	254
5.10%, 03/24/2021		257		293		5.38%, 04/30/2017		47	53
KFW						Sumitomo Mitsui Banking Corp
0.50%, 07/15/2016		500		500		1.30%, 01/10/2017		500	503
0.63%, 04/24/2015		962		966		1.35%, 07/18/2015		300	303
0.75%, 03/17/2017		500		500		3.20%, 07/18/2022		200	201
1.25%, 02/15/2017		641		649		SunTrust Bank/Atlanta GA
1.88%, 04/01/2019		800		810		5.00%, 09/01/2015		14	15
2.63%, 03/03/2015		641		653		SunTrust Banks Inc
2.63%, 02/16/2016		641		666		2.35%, 11/01/2018		300	305
2.63%, 01/25/2022		641		653		3.60%, 04/15/2016		258	272
2.75%, 09/08/2020		432		450		Toronto-Dominion Bank/The
2.75%, 10/01/2020		750		780		2.38%, 10/19/2016		450	467
4.00%, 01/27/2020		244		271		UBS AG/Stamford CT
4.50%, 07/16/2018		257		289		4.88%, 08/04/2020		342	386
4.88%, 06/17/2019		706		815		5.88%, 12/20/2017		432	495
5.13%, 03/14/2016		1,055		1,144		UBS Preferred Funding Trust V
Korea Development Bank/The						6.24%, 05/29/2049		400	426
3.75%, 01/22/2024		600		629		Union Bank NA
4.00%, 09/09/2016		400		425		2.25%, 05/06/2019		250	252
Korea Finance Corp						5.95%, 05/11/2016		300	329
2.88%, 08/22/2018		600		618		US Bancorp/MN
Landwirtschaftliche Rentenbank						1.65%, 05/15/2017		513	521
1.75%, 04/15/2019		750		754		2.95%, 07/15/2022		259	255
3.13%, 07/15/2015		257		265		3.00%, 03/15/2022		321	325
5.00%, 11/08/2016		257		284		4.13%, 05/24/2021		193	210
Lloyds Bank PLC						US Bank NA/Cincinnati OH
4.88%, 01/21/2016		449		480		1.10%, 01/30/2017		500	503
6.38%, 01/21/2021		129		157		Wachovia Corp
Morgan Stanley						5.75%, 06/15/2017		604	685
1.75%, 02/25/2016		259		263		5.75%, 02/01/2018		449	515
2.50%, 01/24/2019		500		508		Wells Fargo & Co
3.75%, 02/25/2023		690		701		1.25%, 07/20/2016		510	515
3.80%, 04/29/2016		372		392		1.50%, 01/16/2018		345	345
5.45%, 01/09/2017		200		221		3.45%, 02/13/2023		259	257
5.50%, 01/26/2020		160		183		3.50%, 03/08/2022		449	466
5.55%, 04/27/2017		200		223		3.63%, 04/15/2015		670	689
5.75%, 01/25/2021		900		1,042		4.48%, 01/16/2024		750	795
6.00%, 04/28/2015		476		499		4.60%, 04/01/2021		257	286
6.25%, 08/28/2017		695		795		Wells Fargo Bank NA
6.63%, 04/01/2018		220		258		6.00%, 11/15/2017		600	690
7.25%, 04/01/2032		39		52		6.60%, 01/15/2038		550	747
7.30%, 05/13/2019		530		648		Westpac Banking Corp
National Australia Bank Ltd/New York						1.20%, 05/19/2017		250	251
1.60%, 08/07/2015		200		203		3.00%, 08/04/2015		338	348
Northern Trust Corp						3.00%, 12/09/2015		193	200
3.95%, 10/30/2025		500		519		4.88%, 11/19/2019		497	560
Oesterreichische Kontrollbank AG									$87,266
2.00%, 06/03/2016		604		622
PNC Bank NA						Beverages - 0.56%
1.15%, 11/01/2016		200		201		Anheuser-Busch Cos LLC
PNC Funding Corp						5.50%, 01/15/2018		225	257
2.70%, 09/19/2016		408		425		Anheuser-Busch InBev Finance Inc
4.38%, 08/11/2020		129		142		0.80%, 01/15/2016		173	174
5.13%, 02/08/2020		497		569		2.63%, 01/17/2023		604	583
5.63%, 02/01/2017		257		285		Anheuser-Busch InBev Worldwide Inc
6.70%, 06/10/2019		65		79		0.80%, 07/15/2015		432	434
Royal Bank of Canada						3.75%, 07/15/2042		173	161
2.63%, 12/15/2015		474		490		5.00%, 04/15/2020		98	112
						5.38%, 01/15/2020		171	199

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Beverages (continued)					Chemicals (continued)
Anheuser-Busch InBev Worldwide Inc					Dow Chemical Co/The
(continued)					2.50%, 02/15/2016	$193	$199
6.38%, 01/15/2040	$129		$170		4.13%, 11/15/2021	129	138
6.88%, 11/15/2019	129		160		4.38%, 11/15/2042	260	250
7.75%, 01/15/2019	322		401		7.38%, 11/01/2029	200	270
8.20%, 01/15/2039	129		201		8.55%, 05/15/2019	363	468
Beam Suntory Inc					9.40%, 05/15/2039	129	212
5.38%, 01/15/2016	7		7		Eastman Chemical Co
Coca-Cola Co/The					3.00%, 12/15/2015	129	133
0.75%, 03/13/2015	258		259		4.50%, 01/15/2021	129	138
1.50%, 11/15/2015	193		196		Ecolab Inc
1.80%, 09/01/2016	193		198		4.35%, 12/08/2021	258	284
3.15%, 11/15/2020	322		338		5.50%, 12/08/2041	193	228
Coca-Cola Enterprises Inc					EI du Pont de Nemours & Co
2.13%, 09/15/2015	200		203		2.75%, 04/01/2016	193	201
3.50%, 09/15/2020	200		209		2.80%, 02/15/2023	346	339
Coca-Cola Femsa SAB de CV					4.15%, 02/15/2043	260	258
2.38%, 11/26/2018	250		254		4.25%, 04/01/2021	193	213
Diageo Capital PLC					4.63%, 01/15/2020	65	72
4.83%, 07/15/2020	129		146		LYB International Finance BV
5.88%, 09/30/2036	450		554		4.88%, 03/15/2044	750	785
Diageo Investment Corp					LyondellBasell Industries NV
2.88%, 05/11/2022	345		344		5.00%, 04/15/2019	400	451
Dr Pepper Snapple Group Inc					Mosaic Co/The
2.60%, 01/15/2019	451		460		5.63%, 11/15/2043	250	282
Pepsi Bottling Group Inc/The					Potash Corp of Saskatchewan Inc
7.00%, 03/01/2029	300		402		3.63%, 03/15/2024	500	511
PepsiCo Inc					4.88%, 03/30/2020	129	145
0.70%, 08/13/2015	260		261		PPG Industries Inc
2.50%, 05/10/2016	129		134		3.60%, 11/15/2020	215	227
2.75%, 03/05/2022	322		318		Praxair Inc
3.13%, 11/01/2020	322		336		2.20%, 08/15/2022	432	409
4.50%, 01/15/2020	129		144		5.38%, 11/01/2016	129	142
4.88%, 11/01/2040	322		351				$7,071
5.50%, 01/15/2040	129		152
7.90%, 11/01/2018	398		499		Commercial Services - 0.13%
			$8,617		Lender Processing Services Inc / Black Knight
					Lending Solutions Inc
Biotechnology - 0.29%					5.75%, 04/15/2023	300	323
Amgen Inc					Massachusetts Institute of Technology
2.13%, 05/15/2017	346		355		4.68%, 07/01/2114	500	536
4.10%, 06/15/2021	450		485		MasterCard Inc
5.15%, 11/15/2041	193		208		2.00%, 04/01/2019	300	302
5.70%, 02/01/2019	34		40		McGraw Hill Financial Inc
5.75%, 03/15/2040	65		76		6.55%, 11/15/2037	129	134
5.85%, 06/01/2017	201		227		Western Union Co/The
6.40%, 02/01/2039	34		43		5.25%, 04/01/2020	65	71
6.90%, 06/01/2038	505		666		Yale University
Celgene Corp					2.09%, 04/15/2019	650	660
2.30%, 08/15/2018	500		507				$2,026
2.45%, 10/15/2015	129		132
3.63%, 05/15/2024	500		504		Computers - 0.62%
Genentech Inc					Affiliated Computer Services Inc
4.75%, 07/15/2015	417		437		5.20%, 06/01/2015	129	135
Gilead Sciences Inc					Apple Inc
2.05%, 04/01/2019	500		504		0.45%, 05/03/2016	260	260
4.40%, 12/01/2021	193		213		1.00%, 05/03/2018	260	256
			$4,397		1.05%, 05/05/2017	1,000	1,002
					2.40%, 05/03/2023	260	247
Building Materials - 0.03%					2.85%, 05/06/2021	500	507
Owens Corning					3.45%, 05/06/2024	500	508
4.20%, 12/15/2022	432		442		3.85%, 05/04/2043	260	241
					Computer Sciences Corp
					6.50%, 03/15/2018	258	299
Chemicals - 0.46%					EMC Corp/MA
Airgas Inc					1.88%, 06/01/2018	500	506
2.38%, 02/15/2020	260		253
2.95%, 06/15/2016	193		200		Hewlett-Packard Co
					2.13%, 09/13/2015	193	197
CF Industries Inc					2.60%, 09/15/2017	386	400
4.95%, 06/01/2043	260		263		2.65%, 06/01/2016	432	447

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Computers (continued)					Diversified Financial Services (continued)
Hewlett-Packard Co (continued)					BlackRock Inc
3.00%, 09/15/2016	$322		$337		3.38%, 06/01/2022	$432	$447
4.65%, 12/09/2021	450		491		5.00%, 12/10/2019	65	74
6.00%, 09/15/2041	386		435		Capital One Bank USA NA
International Business Machines Corp					3.38%, 02/15/2023	300	299
2.00%, 01/05/2016	200		205		8.80%, 07/15/2019	200	258
3.63%, 02/12/2024	400		411		Countrywide Financial Corp
5.60%, 11/30/2039	232		279		6.25%, 05/15/2016	144	158
5.70%, 09/14/2017	520		595		Credit Suisse USA Inc
6.22%, 08/01/2027	429		544		7.13%, 07/15/2032	300	416
7.63%, 10/15/2018	400		499		Discover Financial Services
Seagate HDD Cayman					3.85%, 11/21/2022	216	220
4.75%, 06/01/2023(c)	600		607		Ford Motor Credit Co LLC
Seagate Technology HDD Holdings					2.75%, 05/15/2015	600	612
6.80%, 10/01/2016	100		112		3.00%, 06/12/2017	400	418
			$9,520		3.98%, 06/15/2016	500	530
					4.25%, 02/03/2017	300	322
Consumer Products - 0.07%					5.00%, 05/15/2018	300	334
Avery Dennison Corp					5.88%, 08/02/2021	600	703
5.38%, 04/15/2020	65		68		Franklin Resources Inc
Clorox Co/The					3.13%, 05/20/2015	279	286
3.80%, 11/15/2021	322		338		General Electric Capital Corp
Kimberly-Clark Corp					1.25%, 05/15/2017	750	753
2.40%, 03/01/2022	641		625		2.30%, 04/27/2017	641	662
7.50%, 11/01/2018	45		56		3.10%, 01/09/2023	518	517
			$1,087		3.50%, 06/29/2015	193	199
Cosmetics & Personal Care - 0.12%					4.63%, 01/07/2021	193	215
Avon Products Inc					5.30%, 02/11/2021	769	875
6.50%, 03/01/2019	432		482		5.38%, 10/20/2016	385	426
Colgate-Palmolive Co					5.50%, 01/08/2020	410	476
2.95%, 11/01/2020	385		392		5.88%, 01/14/2038	663	794
Procter & Gamble Co/The					6.00%, 08/07/2019	452	536
2.30%, 02/06/2022	527		514		6.38%, 11/15/2067(a)	200	223
4.70%, 02/15/2019	193		219		6.75%, 03/15/2032	375	495
4.85%, 12/15/2015	65		69		6.88%, 01/10/2039	501	672
5.55%, 03/05/2037	129		158		Goldman Sachs Capital I
			$1,834		6.35%, 02/15/2034	135	154
					HSBC Finance Capital Trust IX
Credit Card Asset Backed Securities - 0.18%					5.91%, 11/30/2035	125	130
Capital One Multi-Asset Execution Trust					HSBC Finance Corp
5.75%, 07/15/2020	1,185		1,354		5.50%, 01/19/2016	500	538
Citibank Credit Card Issuance Trust					6.68%, 01/15/2021	247	296
1.11%, 07/23/2018	1,000		1,007		IntercontinentalExchange Group Inc
5.30%, 03/15/2018	300		325		4.00%, 10/15/2023	300	317
			$2,686		Jefferies Group LLC
Distribution & Wholesale - 0.03%					3.88%, 11/09/2015	258	268
Arrow Electronics Inc					6.50%, 01/20/2043	260	283
3.00%, 03/01/2018	132		136		6.88%, 04/15/2021	68	80
4.50%, 03/01/2023	346		359		8.50%, 07/15/2019	33	41
			$495		Legg Mason Inc
					5.63%, 01/15/2044	500	543
Diversified Financial Services - 1.36%					Murray Street Investment Trust I
Air Lease Corp					4.65%, 03/09/2017(a)	641	695
3.38%, 01/15/2019	200		205		National Rural Utilities Cooperative Finance
American Express Co					Corp
4.05%, 12/03/2042	261		250		3.05%, 02/15/2022	258	262
6.15%, 08/28/2017	322		370		3.88%, 09/16/2015	322	336
7.00%, 03/19/2018	456		545		10.38%, 11/01/2018	46	62
American Express Credit Corp					Nomura Holdings Inc
2.80%, 09/19/2016	641		670		4.13%, 01/19/2016	386	405
American Honda Finance Corp					6.70%, 03/04/2020	326	391
1.13%, 10/07/2016	400		404		ORIX Corp
Ameriprise Financial Inc					4.71%, 04/27/2015	302	313
4.00%, 10/15/2023	300		317		Private Export Funding Corp
Bear Stearns Cos LLC/The					3.05%, 10/15/2014	65	66
5.55%, 01/22/2017	129		143				$20,932
6.40%, 10/02/2017	320		370
7.25%, 02/01/2018	467		558		Electric - 1.93%
					Ameren Illinois Co
					2.70%, 09/01/2022	432	428

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)					Electric (continued)
Appalachian Power Co					Georgia Power Co (continued)
6.70%, 08/15/2037	$293		$385		4.30%, 03/15/2042	$494	$497
7.00%, 04/01/2038	152		207		Great Plains Energy Inc
Arizona Public Service Co					4.85%, 06/01/2021	193	214
4.50%, 04/01/2042	193		204		Hydro-Quebec
4.70%, 01/15/2044	160		175		8.05%, 07/07/2024	257	357
Baltimore Gas & Electric Co					Iberdrola International BV
5.90%, 10/01/2016	174		194		6.75%, 07/15/2036	321	393
Berkshire Hathaway Energy Co					LG&E and KU Energy LLC
6.13%, 04/01/2036	392		488		3.75%, 11/15/2020	193	205
Commonwealth Edison Co					Louisville Gas & Electric Co
2.15%, 01/15/2019	500		505		5.13%, 11/15/2040	129	150
4.00%, 08/01/2020	26		28		MidAmerican Energy Co
4.70%, 01/15/2044	1,000		1,096		3.70%, 09/15/2023	500	526
5.80%, 03/15/2018	33		38		Midamerican Funding LLC
5.88%, 02/01/2033	300		367		6.93%, 03/01/2029	295	387
Connecticut Light & Power Co/The					Mississippi Power Co
4.30%, 04/15/2044	500		515		4.25%, 03/15/2042	173	169
Consolidated Edison Co of New York Inc					Nevada Power Co
4.20%, 03/15/2042	321		320		5.45%, 05/15/2041	227	274
5.50%, 12/01/2039	400		479		6.50%, 05/15/2018	193	228
5.85%, 03/15/2036	129		160		7.13%, 03/15/2019	34	42
6.65%, 04/01/2019	129		156		NextEra Energy Capital Holdings Inc
6.75%, 04/01/2038	65		88		1.20%, 06/01/2015	432	435
Constellation Energy Group Inc					4.50%, 06/01/2021	129	141
4.55%, 06/15/2015	39		41		NiSource Finance Corp
Consumers Energy Co					3.85%, 02/15/2023	302	310
5.50%, 08/15/2016	183		202		5.25%, 09/15/2017	177	198
Dominion Gas Holdings LLC					5.95%, 06/15/2041	65	76
3.55%, 11/01/2023(c)	400		409		6.40%, 03/15/2018	39	45
Dominion Resources Inc/VA					Northern States Power Co/MN
5.15%, 07/15/2015	129		136		5.25%, 03/01/2018	103	116
8.88%, 01/15/2019	669		861		5.35%, 11/01/2039	200	238
DTE Electric Co					NSTAR Electric Co
3.45%, 10/01/2020	413		437		4.40%, 03/01/2044	400	420
Duke Energy Carolinas LLC					Ohio Power Co
4.00%, 09/30/2042	260		256		6.00%, 06/01/2016	205	226
5.30%, 02/15/2040	34		40		Oncor Electric Delivery Co LLC
Duke Energy Corp					5.25%, 09/30/2040	129	150
3.35%, 04/01/2015	193		198		6.80%, 09/01/2018	438	524
Duke Energy Florida Inc					Pacific Gas & Electric Co
0.65%, 11/15/2015	174		175		3.50%, 10/01/2020	65	69
4.55%, 04/01/2020	193		216		3.75%, 02/15/2024	650	675
5.65%, 06/15/2018	322		370		4.45%, 04/15/2042	100	102
Duke Energy Indiana Inc					5.40%, 01/15/2040	321	370
3.75%, 07/15/2020	94		101		6.05%, 03/01/2034	257	317
4.20%, 03/15/2042	322		324		PacifiCorp
6.12%, 10/15/2035	193		239		2.95%, 06/01/2023	174	173
Duke Energy Progress Inc					5.65%, 07/15/2018	177	203
4.38%, 03/30/2044	500		522		6.25%, 10/15/2037	232	303
Empresa Nacional de Electricidad SA/Chile					PECO Energy Co
4.25%, 04/15/2024	500		510		2.38%, 09/15/2022	260	251
Entergy Arkansas Inc					Potomac Electric Power Co
3.75%, 02/15/2021	65		69		3.60%, 03/15/2024	500	519
Entergy Corp					PPL Capital Funding Inc
4.70%, 01/15/2017	322		348		3.95%, 03/15/2024	500	522
5.13%, 09/15/2020	224		250		4.70%, 06/01/2043	260	266
Exelon Corp					PPL Energy Supply LLC
4.90%, 06/15/2015	97		101		5.70%, 10/15/2035	116	123
Exelon Generation Co LLC					Progress Energy Inc
5.20%, 10/01/2019	257		290		3.15%, 04/01/2022	322	326
FirstEnergy Solutions Corp					7.75%, 03/01/2031	340	481
6.80%, 08/15/2039	254		264		PSEG Power LLC
Florida Power & Light Co					2.75%, 09/15/2016	193	201
5.13%, 06/01/2041	385		450		Public Service Co of Colorado
5.63%, 04/01/2034	65		80		3.95%, 03/15/2043	259	254
5.69%, 03/01/2040	123		155		Public Service Co of New Mexico
Georgia Power Co					7.95%, 05/15/2018	385	460
3.00%, 04/15/2016	193		201

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)					Environmental Control (continued)
Public Service Electric & Gas Co					Waste Management Inc	(continued)
3.50%, 08/15/2020	$183		$195		6.38%, 03/11/2015		$193	$202
3.65%, 09/01/2042	259		242		7.00%, 07/15/2028		39	51
Puget Sound Energy Inc					7.38%, 03/11/2019		193	237
4.43%, 11/15/2041	193		204					$1,842
5.80%, 03/15/2040	129		163
San Diego Gas & Electric Co					Federal & Federally Sponsored Credit - 0.12%
3.60%, 09/01/2023	300		316		Federal Farm Credit Banks
5.35%, 05/15/2040	213		257		0.54%, 11/07/2016		345	344
South Carolina Electric & Gas Co					1.50%, 11/16/2015		641	653
4.50%, 06/01/2064	200		203		4.88%, 01/17/2017		435	483
5.45%, 02/01/2041	193		232		5.13%, 08/25/2016		285	314
Southern California Edison Co								$1,794
1.13%, 05/01/2017	500		502		Finance - Mortgage Loan/Banker - 3.45%
5.50%, 03/15/2040	257		311		Fannie Mae
5.95%, 02/01/2038	193		245		0.00%, 06/01/2017(d)		385	373
Southern Co/The					0.00%, 10/09/2019(d)		485	427
2.45%, 09/01/2018	500		514		0.50%, 05/27/2015		1,294	1,299
Southwestern Electric Power Co					0.50%, 07/02/2015		864	867
6.20%, 03/15/2040	129		162		0.50%, 09/28/2015		864	867
6.45%, 01/15/2019	65		77		0.50%, 03/30/2016		1,200	1,204
TransAlta Corp					0.50%, 04/29/2016		841	841
6.50%, 03/15/2040	65		68		0.63%, 08/26/2016		1,800	1,805
Union Electric Co					0.88%, 08/28/2017		294	293
6.40%, 06/15/2017	193		220		0.88%, 10/26/2017		1,294	1,288
Virginia Electric and Power Co					0.88%, 02/08/2018		864	855
6.00%, 05/15/2037	193		245		0.88%, 05/21/2018		1,000	986
8.88%, 11/15/2038	26		43		0.95%, 08/23/2017		1,294	1,292
Wisconsin Electric Power Co					1.00%, 12/28/2017		647	640
4.25%, 06/01/2044	110		113		1.05%, 05/25/2018		300	296
Xcel Energy Inc					1.07%, 09/27/2017		432	430
4.70%, 05/15/2020	259		289		1.13%, 03/28/2018		345	341
			$29,615		1.15%, 02/28/2018		345	343
Electrical Components & Equipment - 0.02%					1.25%, 09/28/2016		801	815
Emerson Electric Co					1.25%, 01/30/2017		482	489
2.63%, 02/15/2023	242		236		1.38%, 11/15/2016		641	653
4.88%, 10/15/2019	65		74		1.63%, 10/26/2015		641	654
			$310		1.88%, 09/18/2018		1,500	1,528
					2.38%, 07/28/2015		258	265
Electronics - 0.16%					2.38%, 04/11/2016		450	466
Agilent Technologies Inc					4.38%, 10/15/2015		258	273
6.50%, 11/01/2017	39		45		5.00%, 03/15/2016		801	868
Honeywell International Inc					5.00%, 05/11/2017		162	182
5.30%, 03/01/2018	322		367		5.25%, 09/15/2016		129	143
5.38%, 03/01/2041	193		230		5.38%, 06/12/2017		801	909
5.70%, 03/15/2037	34		42		5.63%, 07/15/2037		65	86
Jabil Circuit Inc					6.00%, 04/18/2036		129	140
4.70%, 09/15/2022	260		260		6.63%, 11/15/2030		507	722
Koninklijke Philips NV					7.13%, 01/15/2030		497	727
5.00%, 03/15/2042	322		356		7.25%, 05/15/2030		449	669
5.75%, 03/11/2018	26		30		Federal Home Loan Banks
Thermo Fisher Scientific Inc					0.38%, 02/19/2016		2,500	2,504
1.30%, 02/01/2017	500		502		0.50%, 11/20/2015		870	874
2.40%, 02/01/2019	500		506		1.00%, 06/21/2017		870	874
4.70%, 05/01/2020	129		142		1.25%, 02/28/2018		410	410
			$2,480		2.13%, 03/10/2023		440	421
					2.88%, 06/12/2015		745	766
Entertainment - 0.01%					4.75%, 12/16/2016		1,030	1,136
International Game Technology					4.88%, 05/17/2017		810	906
5.35%, 10/15/2023	200		218		5.00%, 11/17/2017		490	556
					5.38%, 05/18/2016		195	214
Environmental Control - 0.12%					5.50%, 07/15/2036		450	582
Republic Services Inc					5.63%, 06/11/2021		390	477
4.75%, 05/15/2023	129		143		Freddie Mac
5.25%, 11/15/2021	260		297		0.42%, 09/18/2015		1,078	1,081
5.50%, 09/15/2019	261		301		0.50%, 01/28/2016		432	433
6.20%, 03/01/2040	149		188		1.00%, 09/29/2017		864	865
Waste Management Inc					1.20%, 06/12/2018		930	925
2.90%, 09/15/2022	432		423		1.25%, 05/12/2017		641	647

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's) Value (000's)

	Finance - Mortgage Loan/Banker (continued)					Gas	- 0.10%
	Freddie Mac (continued)						CenterPoint Energy Inc
	1.25%, 10/02/2019	$1,294		$1,263			6.50%, 05/01/2018	$193	$224
	1.40%, 08/22/2019	863		847			National Grid PLC
	1.75%, 09/10/2015	162		165			6.30%, 08/01/2016	103	115
	1.75%, 05/30/2019	1,200		1,208			ONE Gas Inc
	2.00%, 08/25/2016	2,364		2,449			3.61%, 02/01/2024(c)	500	520
	2.38%, 01/13/2022	935		935			Sempra Energy
	2.50%, 05/27/2016	450		469			2.88%, 10/01/2022	260	255
	3.00%, 01/18/2028	359		332			6.00%, 10/15/2039	34	42
	3.75%, 03/27/2019	628		693			Southern California Gas Co
	4.38%, 07/17/2015	129		135			4.45%, 03/15/2044	400	427
	4.75%, 11/17/2015	162		173					$1,583
	4.75%, 01/19/2016	669		718
	4.88%, 06/13/2018	613		701			Healthcare - Products - 0.28%
	5.00%, 02/16/2017	298		333			Baxter International Inc
	5.00%, 04/18/2017	643		717			2.40%, 08/15/2022	260	246
	5.13%, 10/18/2016	250		277			3.65%, 08/15/2042	260	231
	5.13%, 11/17/2017	520		592			4.25%, 03/15/2020	129	141
	5.25%, 04/18/2016	520		568			5.90%, 09/01/2016	46	51
	5.50%, 07/18/2016	829		918			Becton Dickinson and Co
	5.50%, 08/23/2017	669		764			1.75%, 11/08/2016	850	870
	6.25%, 07/15/2032	577		798			5.00%, 11/12/2040	129	145
	6.75%, 03/15/2031	193		277			Boston Scientific Corp
				$53,039			6.00%, 01/15/2020	129	150
							6.25%, 11/15/2015	129	139
Food	- 0.30%						7.38%, 01/15/2040	129	178
	Campbell Soup Co						CareFusion Corp
	3.05%, 07/15/2017	322		338			3.88%, 05/15/2024	500	504
	4.25%, 04/15/2021	129		139			Covidien International Finance SA
	ConAgra Foods Inc						6.00%, 10/15/2017	59	68
	1.30%, 01/25/2016	346		349			Medtronic Inc
	2.10%, 03/15/2018	260		263			3.00%, 03/15/2015	322	329
	3.25%, 09/15/2022	260		257			4.45%, 03/15/2020	258	289
	4.65%, 01/25/2043	174		173			5.55%, 03/15/2040	260	308
	Delhaize Group SA						Stryker Corp
	5.70%, 10/01/2040	257		274			4.10%, 04/01/2043	154	153
	General Mills Inc						4.38%, 01/15/2020	65	72
	3.15%, 12/15/2021	193		198			4.38%, 05/15/2044	400	399
	Kellogg Co								$4,273
	4.00%, 12/15/2020	122		130
	Kraft Foods Group Inc						Healthcare - Services - 0.38%
	5.38%, 02/10/2020	240		276			Aetna Inc
	6.50%, 02/09/2040	190		238			1.50%, 11/15/2017	174	175
	Kroger Co/The						2.20%, 03/15/2019	500	502
	3.40%, 04/15/2022	386		392			4.13%, 06/01/2021	258	281
	5.40%, 07/15/2040	65		72			4.13%, 11/15/2042	174	168
	6.15%, 01/15/2020	34		40			6.63%, 06/15/2036	13	17
	6.40%, 08/15/2017	46		53			6.75%, 12/15/2037	34	45
	Mondelez International Inc						Cigna Corp
	4.00%, 02/01/2024	500		518			2.75%, 11/15/2016	322	336
	6.50%, 02/09/2040	210		267			4.00%, 02/15/2022	260	277
	Safeway Inc						5.38%, 02/15/2042	322	369
	3.95%, 08/15/2020	81		83			Quest Diagnostics Inc
	Unilever Capital Corp						4.70%, 04/01/2021	258	280
	2.20%, 03/06/2019	300		305			4.75%, 01/30/2020	12	13
	2.75%, 02/10/2016	300		312			5.45%, 11/01/2015	45	48
				$4,677			UnitedHealth Group Inc
							2.88%, 03/15/2022	450	449
	Forest Products & Paper - 0.10%						4.70%, 02/15/2021	226	253
	Georgia-Pacific LLC						6.50%, 06/15/2037	193	251
	7.75%, 11/15/2029	129		177			6.88%, 02/15/2038	353	479
	International Paper Co						Ventas Realty LP
	7.30%, 11/15/2039	65		89			1.25%, 04/17/2017	750	751
	7.50%, 08/15/2021	340		433			WellPoint Inc
	7.95%, 06/15/2018	346		426			3.30%, 01/15/2023	260	259
	MeadWestvaco Corp						4.65%, 01/15/2043	174	177
	7.38%, 09/01/2019	259		315			5.25%, 01/15/2016	85	91
	Plum Creek Timberlands LP						5.95%, 12/15/2034	500	599
	4.70%, 03/15/2021	129		140					$5,820
				$1,580

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Holding Companies - Diversified - 0.02%					Insurance (continued)
Leucadia National Corp					Prudential Financial Inc	(continued)
6.63%, 10/23/2043	$300		$320		5.80%, 11/16/2041		$129	$154
					6.00%, 12/01/2017		193	222
					6.63%, 12/01/2037		39	51
Home Furnishings - 0.01%					Reinsurance Group of America Inc
Whirlpool Corp					4.70%, 09/15/2023		300	322
4.85%, 06/15/2021	193		214		Transatlantic Holdings Inc
					5.75%, 12/14/2015		70	75
Insurance - 0.94%					Travelers Cos Inc/The
ACE INA Holdings Inc					6.25%, 06/15/2037		33	43
5.90%, 06/15/2019	432		509		6.75%, 06/20/2036		129	176
Aegon NV					Unum Group
4.63%, 12/01/2015	58		61		7.13%, 09/30/2016		193	220
Aflac Inc					Validus Holdings Ltd
3.45%, 08/15/2015	52		54		8.88%, 01/26/2040		129	187
6.45%, 08/15/2040	167		214		Voya Financial Inc
8.50%, 05/15/2019	34		44		5.50%, 07/15/2022		450	516
American International Group Inc					Willis Group Holdings PLC
4.88%, 06/01/2022	432		483		4.13%, 03/15/2016		322	338
5.60%, 10/18/2016	882		974		WR Berkley Corp
5.85%, 01/16/2018	386		442		6.25%, 02/15/2037		75	90
6.25%, 05/01/2036	325		412					$14,413
6.40%, 12/15/2020	322		390
Aon Corp					Internet - 0.13%
5.00%, 09/30/2020	322		364		Amazon.com Inc
Aon PLC					0.65%, 11/27/2015		346	347
3.50%, 06/14/2024	500		501		1.20%, 11/29/2017		174	173
AXA SA					2.50%, 11/29/2022		174	165
8.60%, 12/15/2030	97		130		eBay Inc
Berkshire Hathaway Finance Corp					1.35%, 07/15/2017		174	175
4.25%, 01/15/2021	258		285		1.63%, 10/15/2015		129	131
5.75%, 01/15/2040	213		257		2.60%, 07/15/2022		174	167
Berkshire Hathaway Inc					4.00%, 07/15/2042		174	159
1.90%, 01/31/2017	322		331		Expedia Inc
3.40%, 01/31/2022	513		534		7.46%, 08/15/2018		322	382
Chubb Corp/The					Google Inc
6.50%, 05/15/2038	26		35		2.13%, 05/19/2016		129	133
CNA Financial Corp					3.63%, 05/19/2021		129	138
5.75%, 08/15/2021	193		226					$1,970
Fidelity National Financial Inc					Iron & Steel - 0.16%
6.60%, 05/15/2017	129		146		Cliffs Natural Resources Inc
Genworth Holdings Inc					4.80%, 10/01/2020		200	200
7.63%, 09/24/2021	432		543		4.88%, 04/01/2021		322	320
7.70%, 06/15/2020	65		80		Nucor Corp
Hartford Financial Services Group Inc/The					5.75%, 12/01/2017		534	610
5.38%, 03/15/2017	193		214		Vale Overseas Ltd
6.00%, 01/15/2019	346		404		5.63%, 09/15/2019		116	131
6.63%, 03/30/2040	63		83		6.25%, 01/23/2017		561	629
Lincoln National Corp					6.88%, 11/21/2036		420	466
7.00%, 06/15/2040	120		168		8.25%, 01/17/2034		98	123
8.75%, 07/01/2019	353		461					$2,479
MetLife Inc
5.70%, 06/15/2035	592		710		Leisure Products & Services - 0.01%
6.40%, 12/15/2066(a)	97		108		Carnival Corp
6.75%, 06/01/2016	641		717		3.95%, 10/15/2020		200	211
7.72%, 02/15/2019	65		81
PartnerRe Finance B LLC					Lodging - 0.02%
5.50%, 06/01/2020	155		177		Wyndham Worldwide Corp
Progressive Corp/The					3.90%, 03/01/2023		346	348
3.75%, 08/23/2021	279		299
4.35%, 04/25/2044	200		203
Protective Life Corp					Machinery - Construction & Mining - 0.12%
8.45%, 10/15/2039	129		184		Caterpillar Financial Services Corp
Prudential Financial Inc					1.35%, 09/06/2016		300	304
4.50%, 11/16/2021	321		354		1.63%, 06/01/2017		259	263
4.60%, 05/15/2044	350		354		2.65%, 04/01/2016		193	200
4.75%, 09/17/2015	129		136		2.85%, 06/01/2022		173	172
5.63%, 06/15/2043(a)	260		274		7.15%, 02/15/2019		282	348
5.70%, 12/14/2036	65		77		Caterpillar Inc
					0.95%, 06/26/2015		346	348

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's) Value (000's)

	Machinery - Construction & Mining (continued)					Media (continued)
	Caterpillar Inc (continued)					Time Warner Cable Inc	(continued)
	3.80%, 08/15/2042	$263		$244		6.55%, 05/01/2037		$229	$285
				$1,879		6.75%, 07/01/2018		131	156
						6.75%, 06/15/2039		193	249
	Machinery - Diversified - 0.16%					7.30%, 07/01/2038		260	350
	Cummins Inc					8.25%, 04/01/2019		386	492
	4.88%, 10/01/2043	150		166		8.75%, 02/14/2019		124	160
	Deere & Co					Time Warner Entertainment Co LP
	4.38%, 10/16/2019	142		159		8.38%, 07/15/2033		238	349
	John Deere Capital Corp					Time Warner Inc
	0.88%, 04/17/2015	257		258		3.15%, 07/15/2015		201	207
	1.20%, 10/10/2017	259		259		4.00%, 01/15/2022		450	475
	1.40%, 03/15/2017	449		455		4.70%, 01/15/2021		202	225
	2.25%, 06/07/2016	193		199		4.88%, 03/15/2020		107	120
	2.75%, 03/15/2022	321		319		5.35%, 12/15/2043		750	827
	Rockwell Automation Inc					5.88%, 11/15/2016		450	503
	6.25%, 12/01/2037	129		163		6.20%, 03/15/2040		129	156
	Roper Industries Inc					6.50%, 11/15/2036		52	64
	1.85%, 11/15/2017	432		435		7.63%, 04/15/2031		238	330
				$2,413		Viacom Inc
Media	- 1.09%					2.50%, 12/15/2016		258	267
	21st Century Fox America Inc					3.88%, 12/15/2021		322	338
	3.00%, 09/15/2022	432		427		4.25%, 09/15/2015		59	62
	5.65%, 08/15/2020	129		150		4.38%, 03/15/2043		260	241
	6.15%, 02/15/2041	193		235		6.88%, 04/30/2036		254	324
	6.20%, 12/15/2034	235		287		Walt Disney Co/The
	6.40%, 12/15/2035	321		402		0.45%, 12/01/2015		432	433
	6.90%, 03/01/2019	385		467		1.35%, 08/16/2016		129	131
	CBS Corp					2.75%, 08/16/2021		258	262
	1.95%, 07/01/2017	388		395		7.00%, 03/01/2032		129	179
	5.75%, 04/15/2020	164		191					$16,775
	7.88%, 07/30/2030	196		264		Metal Fabrication & Hardware - 0.04%
	Comcast Corp					Precision Castparts Corp
	3.13%, 07/15/2022	432		440		0.70%, 12/20/2015		302	303
	4.50%, 01/15/2043	174		177		1.25%, 01/15/2018		174	173
	5.15%, 03/01/2020	438		504		2.50%, 01/15/2023		174	167
	5.90%, 03/15/2016	321		351					$643
	6.40%, 03/01/2040	459		588
	6.45%, 03/15/2037	151		193		Mining - 0.45%
	6.95%, 08/15/2037	360		483		Barrick North America Finance LLC
	Cox Communications Inc					5.75%, 05/01/2043		500	501
	5.50%, 10/01/2015	65		69		Barrick PD Australia Finance Pty Ltd
	DIRECTV Holdings LLC / DIRECTV					4.95%, 01/15/2020		151	166
	Financing Co Inc					5.95%, 10/15/2039		226	229
	3.55%, 03/15/2015	248		254		BHP Billiton Finance USA Ltd
	3.80%, 03/15/2022	258		266		1.63%, 02/24/2017		322	328
	4.60%, 02/15/2021	426		465		3.25%, 11/21/2021		322	333
	5.88%, 10/01/2019	142		166		4.13%, 02/24/2042		322	313
	6.00%, 08/15/2040	408		472		6.50%, 04/01/2019		59	71
	Discovery Communications LLC					Freeport-McMoRan Copper & Gold Inc
	3.70%, 06/01/2015	81		84		2.15%, 03/01/2017		500	511
	5.05%, 06/01/2020	129		146		3.55%, 03/01/2022		344	338
	5.63%, 08/15/2019	129		149		3.88%, 03/15/2023		604	596
	6.35%, 06/01/2040	111		133		Newmont Mining Corp
	Grupo Televisa SAB					3.50%, 03/15/2022		258	244
	6.00%, 05/15/2018	300		343		5.13%, 10/01/2019		129	142
	Historic TW Inc					6.25%, 10/01/2039		295	301
	6.88%, 06/15/2018	65		77		Rio Tinto Alcan Inc
	NBCUniversal Media LLC					6.13%, 12/15/2033		193	233
	3.65%, 04/30/2015	326		336		Rio Tinto Finance USA Ltd
	4.38%, 04/01/2021	215		238		3.75%, 09/20/2021		322	339
	5.15%, 04/30/2020	190		218		6.50%, 07/15/2018		12	14
	6.40%, 04/30/2040	301		386		7.13%, 07/15/2028		34	45
	Reed Elsevier Capital Inc					9.00%, 05/01/2019		210	276
	3.13%, 10/15/2022	16		16		Rio Tinto Finance USA PLC
	Thomson Reuters Corp					2.25%, 12/14/2018		518	526
	5.85%, 04/15/2040	65		72		4.75%, 03/22/2042		180	188
	Time Warner Cable Inc					Southern Copper Corp
	5.85%, 05/01/2017	129		146		5.38%, 04/16/2020		65	72

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value (000 's)		BONDS (continued)	Amount (000's) Value (000's)

Mining (continued)					Mortgage Backed Securities (continued)
Southern Copper Corp	(continued)				Citigroup Commercial Mortgage Trust 2013-
6.75%, 04/16/2040		$270	$293		GC11
Teck Resources Ltd					1.99%, 04/10/2046(a)	$1,000	$1,008
4.50%, 01/15/2021		432	456		COMM 2007-C9 Mortgage Trust
6.25%, 07/15/2041		386	421		5.79%, 12/10/2049(a)	320	359
			$6,936		Commercial Mortgage Loan Trust 2008-LS1
					6.01%, 12/10/2049(a)	256	284
Miscellaneous Manufacturing - 0.29%					Commercial Mortgage Trust 2007-GG11
3 M Co					5.74%, 12/10/2049	961	1,071
1.38%, 09/29/2016		322	328		Commercial Mortgage Trust 2007-GG9
5.70%, 03/15/2037		98	122		5.44%, 03/10/2039(a)	541	593
Danaher Corp					GE Capital Commercial Mortgage Corp
5.63%, 01/15/2018		322	369		5.31%, 11/10/2045(a)	74	78
Dover Corp					GS Mortgage Securities Trust 2007-GG10
5.38%, 03/01/2041		193	226		5.80%, 08/10/2045(a)	1,163	1,293
Eaton Corp					GS Mortgage Securities Trust 2011-GC5
0.95%, 11/02/2015		432	434		3.00%, 08/10/2044	862	896
1.50%, 11/02/2017		260	261		GS Mortgage Securities Trust 2013-GC14
2.75%, 11/02/2022		174	170		4.24%, 08/10/2046(a)	565	608
4.15%, 11/02/2042		88	86		JP Morgan Chase Commercial Mortgage
GE Capital Trust I					Securities Trust 2006-CIBC17
6.38%, 11/15/2067		40	44		5.43%, 12/12/2043	862	931
General Electric Co					JP Morgan Chase Commercial Mortgage
0.85%, 10/09/2015		174	175		Securities Trust 2006-LDP7
2.70%, 10/09/2022		346	341		5.86%, 04/15/2045(a)	640	700
3.38%, 03/11/2024		500	509		JP Morgan Chase Commercial Mortgage
4.13%, 10/09/2042		346	342		Securities Trust 2006-LDP8
5.25%, 12/06/2017		432	489		5.44%, 05/15/2045(a)	48	53
Illinois Tool Works Inc					JP Morgan Chase Commercial Mortgage
0.90%, 02/25/2017		110	110		Securities Trust 2006-LDP9
Parker Hannifin Corp					5.34%, 05/15/2047	852	927
3.50%, 09/15/2022		193	198		JP Morgan Chase Commercial Mortgage
Textron Inc					Securities Trust 2007-C1
6.20%, 03/15/2015		24	25		5.72%, 02/15/2051	20	22
Tyco Electronics Group SA					JP Morgan Chase Commercial Mortgage
6.55%, 10/01/2017		134	156		Securities Trust 2007-LDP10
7.13%, 10/01/2037		37	48		5.42%, 01/15/2049	839	919
			$4,433		JP Morgan Chase Commercial Mortgage
Mortgage Backed Securities - 1.79%					Securities Trust 2011-C5
Banc of America Commercial Mortgage Trust					4.17%, 08/15/2046	640	696
2006-3					JP Morgan Chase Commercial Mortgage
5.89%, 07/10/2044		44	47		Securities Trust 2013-C13
Banc of America Commercial Mortgage Trust					2.67%, 01/15/2046	500	516
2006-5					JPMBB Commercial Mortgage Securities
5.41%, 09/10/2047(a)		1,281	1,377		Trust 2014-C18
Banc of America Commercial Mortgage Trust					4.08%, 02/15/2047(a)	500	531
2007-2					LB Commercial Mortgage Trust 2007-C3
5.63%, 04/10/2049		23	23		5.89%, 07/15/2044(a)	182	203
Banc of America Commercial Mortgage Trust				LB	-UBS Commercial Mortgage Trust 2005-
2008-1					C5
6.23%, 02/10/2051(a)		119	135		5.02%, 09/15/2040	352	368
Banc of America Merrill Lynch Commercial				LB	-UBS Commercial Mortgage Trust 2005-
Mortgage Inc					C7
5.18%, 09/10/2047(a)		320	336		5.20%, 11/15/2030	320	332
Bear Stearns Commercial Mortgage Securities				LB	-UBS Commercial Mortgage Trust 2006-
Trust 2006-PWR12					C3
5.71%, 09/11/2038(a)		286	309		5.66%, 03/15/2039	298	318
Bear Stearns Commercial Mortgage Securities				LB	-UBS Commercial Mortgage Trust 2007-
Trust 2006-PWR13					C6
5.54%, 09/11/2041		320	346		5.86%, 07/15/2040(a)	122	130
Bear Stearns Commercial Mortgage Securities					Merrill Lynch Mortgage Trust 2006-C2
Trust 2006-TOP24					5.74%, 08/12/2043	925	1,004
5.54%, 10/12/2041		477	519		Merrill Lynch Mortgage Trust 2007-C1
CD 2006-CD3 Mortgage Trust					5.83%, 06/12/2050(a)	223	248
5.62%, 10/15/2048		238	256		Morgan Stanley Bank of America Merrill
Citigroup Commercial Mortgage Trust 2008-					Lynch Trust 2012-C6
C7					2.86%, 11/15/2045(a)	431	425
6.14%, 12/10/2049(a)		35	39

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

		Principal						Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)						Oil & Gas (continued)
Morgan Stanley Bank of America Merrill						BP Capital Markets PLC	(continued)
Lynch Trust 2013-C11						2.75%, 05/10/2023		$518	$498
3.09%, 08/15/2046(a)		$500		$523		3.13%, 10/01/2015		129	134
Morgan Stanley Capital I Trust 2006-HQ8						3.20%, 03/11/2016		257	269
5.42%, 03/12/2044(a)		633		668		3.25%, 05/06/2022		173	175
Morgan Stanley Capital I Trust 2007-HQ12						3.88%, 03/10/2015		298	306
5.59%, 04/12/2049(a)		336		348		4.74%, 03/11/2021		321	361
5.59%, 04/12/2049(a)		692		753		4.75%, 03/10/2019		65	73
Morgan Stanley Capital I Trust 2007-IQ13						Canadian Natural Resources Ltd
5.36%, 03/15/2044(a)		290		318		5.70%, 05/15/2017		43	48
Morgan Stanley Capital I Trust 2007-TOP25						6.25%, 03/15/2038		247	309
5.51%, 11/12/2049		640		704		Cenovus Energy Inc
UBS Commercial Mortgage Trust 2012-C1						5.70%, 10/15/2019		219	254
3.00%, 05/10/2045		287		296		6.75%, 11/15/2039		322	420
3.40%, 05/10/2045(a)		1,121		1,150		Chevron Corp
UBS-Barclays Commercial Mortgage Trust						0.89%, 06/24/2016		300	302
2012	-C4					CNOOC Finance 2013 Ltd
2.85%, 12/10/2045(a)		431		422		1.75%, 05/09/2018		300	296
UBS-Barclays Commercial Mortgage Trust						3.00%, 05/09/2023		300	283
2013	-C6					4.25%, 05/09/2043		200	188
3.24%, 04/10/2046(a)		500		501		ConocoPhillips
Wachovia Bank Commercial Mortgage Trust						6.00%, 01/15/2020		236	282
Series 2005-C22						6.50%, 02/01/2039		425	575
5.28%, 12/15/2044(a)		320		337		ConocoPhillips Canada Funding Co I
Wachovia Bank Commercial Mortgage Trust						5.63%, 10/15/2016		193	215
Series 2006-C23						ConocoPhillips Holding Co
5.42%, 01/15/2045		480		513		6.95%, 04/15/2029		344	474
Wachovia Bank Commercial Mortgage Trust						Continental Resources Inc/OK
Series 2006-C27						3.80%, 06/01/2024(c)		400	406
5.80%, 07/15/2045		739		804		4.50%, 04/15/2023		500	535
Wachovia Bank Commercial Mortgage Trust						Devon Energy Corp
Series 2007-C30						1.88%, 05/15/2017		258	263
5.34%, 12/15/2043(a)		500		547		5.60%, 07/15/2041		151	176
Wachovia Bank Commercial Mortgage Trust						6.30%, 01/15/2019		136	161
Series 2007-C34						7.95%, 04/15/2032		232	329
5.68%, 05/15/2046(a)		260		288		Devon Financing Corp LLC
WFRBS Commercial Mortgage Trust 2013-						7.88%, 09/30/2031		321	451
C11						Ecopetrol SA
2.03%, 03/15/2045(a)		1,000		1,015		5.88%, 09/18/2023		100	112
WFRBS Commercial Mortgage Trust 2014-						5.88%, 05/28/2045		500	515
LC14						7.38%, 09/18/2043		150	185
1.19%, 03/15/2047		336		336		Encana Corp
				$27,423		3.90%, 11/15/2021		432	457
						5.90%, 12/01/2017		65	74
Office & Business Equipment - 0.04%						6.50%, 02/01/2038		168	211
Pitney Bowes Inc						Ensco PLC
5.75%, 09/15/2017		29		33		3.25%, 03/15/2016		129	134
Xerox Corp						EOG Resources Inc
2.95%, 03/15/2017		386		403		2.63%, 03/15/2023		432	418
4.50%, 05/15/2021		129		140		4.40%, 06/01/2020		129	143
5.63%, 12/15/2019		56		65		EQT Corp
				$641		6.50%, 04/01/2018		319	359
Oil & Gas - 2.24%						Exxon Mobil Corp
Alberta Energy Co Ltd						0.92%, 03/15/2017		500	502
7.38%, 11/01/2031		193		252		Hess Corp
Anadarko Finance Co						5.60%, 02/15/2041		129	148
7.50%, 05/01/2031		193		262		7.30%, 08/15/2031		269	355
Anadarko Petroleum Corp						8.13%, 02/15/2019		65	82
5.95%, 09/15/2016		447		497		Marathon Oil Corp
6.20%, 03/15/2040		65		81		5.90%, 03/15/2018		388	448
6.38%, 09/15/2017		574		663		6.60%, 10/01/2037		258	334
6.45%, 09/15/2036		239		301		Marathon Petroleum Corp
Apache Corp						3.50%, 03/01/2016		193	202
3.63%, 02/01/2021		193		206		5.13%, 03/01/2021		193	220
4.75%, 04/15/2043		322		337		Murphy Oil Corp
5.10%, 09/01/2040		232		255		3.70%, 12/01/2022		432	429
BP Capital Markets PLC						Nabors Industries Inc
1.38%, 05/10/2018		518		514		2.35%, 09/15/2016(c)		450	461
1.85%, 05/05/2017		173		177

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)					Oil & Gas (continued)
Nexen Energy ULC					Total Capital SA
6.40%, 05/15/2037	$146		$172		3.00%, 06/24/2015	$94	$97
7.50%, 07/30/2039	39		52		4.25%, 12/15/2021	129	143
Noble Energy Inc					Transocean Inc
6.00%, 03/01/2041	258		312		3.80%, 10/15/2022	432	423
Noble Holding International Ltd					5.05%, 12/15/2016	604	658
2.50%, 03/15/2017	322		330		6.00%, 03/15/2018	385	434
3.45%, 08/01/2015	65		67		6.38%, 12/15/2021	193	221
6.20%, 08/01/2040	65		74		Valero Energy Corp
Occidental Petroleum Corp					6.13%, 02/01/2020	184	218
4.13%, 06/01/2016	193		206		6.63%, 06/15/2037	289	361
Petrobras Global Finance BV					7.50%, 04/15/2032	39	52
4.38%, 05/20/2023	432		413		9.38%, 03/15/2019	322	424
7.25%, 03/17/2044	500		552				$34,466
Petrobras International Finance Co
3.88%, 01/27/2016	279		288		Oil & Gas Services - 0.14%
5.38%, 01/27/2021	513		533		Baker Hughes Inc
5.75%, 01/20/2020	348		371		5.13%, 09/15/2040	376	428
5.88%, 03/01/2018	193		210		7.50%, 11/15/2018	34	42
6.75%, 01/27/2041	193		201		Cameron International Corp
6.88%, 01/20/2040	65		68		6.38%, 07/15/2018	386	451
7.88%, 03/15/2019	290		339		Halliburton Co
Petro-Canada					3.25%, 11/15/2021	129	134
6.80%, 05/15/2038	34		45		4.50%, 11/15/2041	129	136
7.88%, 06/15/2026	300		406		7.45%, 09/15/2039	26	38
Petroleos Mexicanos					Weatherford International Ltd/Bermuda
4.88%, 03/15/2015	266		274		5.13%, 09/15/2020	129	144
4.88%, 01/24/2022	965		1,037		6.00%, 03/15/2018	34	39
4.88%, 01/18/2024(c)	400		426		6.75%, 09/15/2040	129	157
5.50%, 01/21/2021	522		583		9.63%, 03/01/2019	412	545
5.50%, 06/27/2044	620		639				$2,114
6.63%, 06/15/2035	94		110		Other Asset Backed Securities - 0.02%
8.00%, 05/03/2019	81		100		CenterPoint Energy Restoration Bond Co
Phillips 66					LLC
2.95%, 05/01/2017	322		337		3.46%, 08/15/2019	297	315
4.30%, 04/01/2022	322		350
5.88%, 05/01/2042	322		392
Pioneer Natural Resources Co					Packaging & Containers - 0.01%
3.95%, 07/15/2022	259		270		Packaging Corp of America
Pride International Inc					4.50%, 11/01/2023	150	160
6.88%, 08/15/2020	193		235
Rowan Cos Inc					Pharmaceuticals - 1.20%
5.00%, 09/01/2017	59		64		Abbott Laboratories
Shell International Finance BV					5.13%, 04/01/2019	432	495
2.38%, 08/21/2022	173		167		AbbVie Inc
3.10%, 06/28/2015	398		410		1.20%, 11/06/2015	432	436
3.63%, 08/21/2042	173		159		1.75%, 11/06/2017	432	436
4.30%, 09/22/2019	129		144		2.90%, 11/06/2022	346	341
4.38%, 03/25/2020	65		73		4.40%, 11/06/2042	346	347
5.50%, 03/25/2040	65		78		Actavis Inc
6.38%, 12/15/2038	210		278		3.25%, 10/01/2022	174	171
Statoil ASA					6.13%, 08/15/2019	34	40
1.15%, 05/15/2018	345		340		AmerisourceBergen Corp
2.65%, 01/15/2024	432		416		3.40%, 05/15/2024	400	402
3.15%, 01/23/2022	257		263		AstraZeneca PLC
3.95%, 05/15/2043	159		154		5.90%, 09/15/2017	193	221
5.10%, 08/17/2040	244		279		6.45%, 09/15/2037	359	465
5.25%, 04/15/2019	58		67		Bristol-Myers Squibb Co
Suncor Energy Inc					0.88%, 08/01/2017	260	258
6.10%, 06/01/2018	322		375		3.25%, 08/01/2042	174	146
6.50%, 06/15/2038	314		404		5.88%, 11/15/2036	16	20
6.85%, 06/01/2039	13		18		6.80%, 11/15/2026	65	86
Talisman Energy Inc					Cardinal Health Inc
5.13%, 05/15/2015	23		24		1.70%, 03/15/2018	346	347
6.25%, 02/01/2038	382		441		3.20%, 03/15/2023	260	259
Total Capital International SA					4.60%, 03/15/2043	174	178
0.75%, 01/25/2016	260		262		Eli Lilly & Co
2.88%, 02/17/2022	322		322		5.20%, 03/15/2017	412	459
3.75%, 04/10/2024	180		188		5.50%, 03/15/2027	174	208

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Pharmaceuticals (continued)					Pipelines (continued)
Express Scripts Holding Co					Enterprise Products Operating LLC
3.13%, 05/15/2016	$322		$337		1.25%, 08/13/2015	$87	$88
4.75%, 11/15/2021	193		214		3.20%, 02/01/2016	129	134
6.13%, 11/15/2041	193		233		3.35%, 03/15/2023	432	433
GlaxoSmithKline Capital Inc					4.45%, 02/15/2043	259	254
5.65%, 05/15/2018	258		298		5.20%, 09/01/2020	193	221
6.38%, 05/15/2038	206		269		6.13%, 10/15/2039	58	71
GlaxoSmithKline Capital PLC					6.45%, 09/01/2040	193	245
0.75%, 05/08/2015	258		259		6.50%, 01/31/2019	375	447
2.85%, 05/08/2022	322		321		6.88%, 03/01/2033	39	51
Johnson & Johnson					Kinder Morgan Energy Partners LP
2.95%, 09/01/2020	322		339		3.50%, 03/01/2016	200	209
4.38%, 12/05/2033	1,000		1,083		3.50%, 09/01/2023	345	336
4.95%, 05/15/2033	129		150		4.15%, 03/01/2022	432	449
5.55%, 08/15/2017	322		369		6.38%, 03/01/2041	321	375
Mead Johnson Nutrition Co					6.50%, 09/01/2039	33	39
4.60%, 06/01/2044	500		505		6.95%, 01/15/2038	33	41
Medco Health Solutions Inc					7.40%, 03/15/2031	193	243
7.13%, 03/15/2018	425		505		9.00%, 02/01/2019	193	249
Merck & Co Inc					Magellan Midstream Partners LP
2.25%, 01/15/2016	129		133		4.20%, 12/01/2042	174	166
2.40%, 09/15/2022	346		332		ONEOK Partners LP
4.15%, 05/18/2043	200		198		3.38%, 10/01/2022	260	258
6.55%, 09/15/2037	219		293		6.13%, 02/01/2041	322	378
Merck Sharp & Dohme Corp					8.63%, 03/01/2019	52	66
5.00%, 06/30/2019	1,386		1,587		Panhandle Eastern Pipe Line Co LP
Mylan Inc/PA					6.20%, 11/01/2017	204	232
4.20%, 11/29/2023	250		259		Plains All American Pipeline LP / PAA
Novartis Capital Corp					Finance Corp
2.90%, 04/24/2015	193		198		3.65%, 06/01/2022	322	333
4.40%, 04/24/2020	193		215		3.95%, 09/15/2015	129	135
4.40%, 05/06/2044	470		486		4.30%, 01/31/2043	174	168
Novartis Securities Investment Ltd					4.70%, 06/15/2044	500	510
5.13%, 02/10/2019	162		186		5.75%, 01/15/2020	39	46
Pfizer Inc					Southern Natural Gas Co LLC
2.10%, 05/15/2019	500		504		5.90%, 04/01/2017(a),(c)	33	37
4.65%, 03/01/2018	129		144		Southern Natural Gas Co LLC / Southern
5.35%, 03/15/2015	389		404		Natural Issuing Corp
6.20%, 03/15/2019	250		297		4.40%, 06/15/2021	129	138
7.20%, 03/15/2039	379		533		Spectra Energy Capital LLC
Sanofi					8.00%, 10/01/2019	432	545
2.63%, 03/29/2016	193		200		Spectra Energy Partners LP
Teva Pharmaceutical Finance Co LLC					4.75%, 03/15/2024	250	271
6.15%, 02/01/2036	879		1,051		Sunoco Logistics Partners Operations LP
Teva Pharmaceutical Finance II BV / Teva					3.45%, 01/15/2023	174	171
Pharmaceutical Finance III LLC					4.95%, 01/15/2043	174	174
3.00%, 06/15/2015	494		507		5.50%, 02/15/2020	116	132
Wyeth LLC					Tennessee Gas Pipeline Co LLC
5.50%, 02/15/2016	193		209		7.50%, 04/01/2017	193	225
5.95%, 04/01/2037	228		282		TransCanada PipeLines Ltd
Zoetis Inc					3.75%, 10/16/2023	200	207
3.25%, 02/01/2023	174		172		3.80%, 10/01/2020	321	345
			$18,387		6.10%, 06/01/2040	65	81
					6.50%, 08/15/2018	107	127
Pipelines - 0.81%					7.25%, 08/15/2038	129	180
Boardwalk Pipelines LP					7.63%, 01/15/2039	289	418
3.38%, 02/01/2023	260		239		Williams Cos Inc/The
El Paso Pipeline Partners Operating Co LLC					7.50%, 01/15/2031	29	34
4.70%, 11/01/2042	260		241		7.88%, 09/01/2021	321	390
Enable Midstream Partners LP					Williams Partners LP
5.00%, 05/15/2044(c)	500		506
					5.25%, 03/15/2020	450	504
Enbridge Energy Partners LP					6.30%, 04/15/2040	111	132
5.20%, 03/15/2020	24		26				$12,494
9.88%, 03/01/2019	219		290
Energy Transfer Partners LP					Regional Authority - 0.35%
5.20%, 02/01/2022	258		286		Japan Finance Organization for
5.95%, 10/01/2043	200		223		Municipalities
6.50%, 02/01/2042	258		306		5.00%, 05/16/2017	200	223
6.70%, 07/01/2018	58		68		Province of British Columbia
9.00%, 04/15/2019	16		21		1.20%, 04/25/2017	260	262

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

			Principal					Principal
	BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

	Regional Authority (continued)						REITS (continued)
	Province of British Columbia	(continued)					Host Hotels & Resorts LP
	2.65%, 09/22/2021		$193		$197		6.00%, 10/01/2021	$260	$301
	6.50%, 01/15/2026		45		60		Liberty Property LP
	Province of Manitoba Canada						3.38%, 06/15/2023	432	423
	2.63%, 07/15/2015		193		198		Omega Healthcare Investors Inc
	3.05%, 05/14/2024		500		506		4.95%, 04/01/2024(c)	500	504
	Province of Nova Scotia Canada						Prologis LP
	5.13%, 01/26/2017		104		116		6.88%, 03/15/2020	161	195
	Province of Ontario Canada						Realty Income Corp
	1.60%, 09/21/2016		520		531		5.88%, 03/15/2035	129	151
	2.70%, 06/16/2015		322		330		Simon Property Group LP
	3.20%, 05/16/2024		750		760		2.15%, 09/15/2017	258	266
	4.00%, 10/07/2019		193		213		5.65%, 02/01/2020	120	141
	4.40%, 04/14/2020		129		145		5.75%, 12/01/2015	450	479
	4.95%, 11/28/2016		450		497		6.75%, 02/01/2040	65	89
	5.45%, 04/27/2016		258		282		10.35%, 04/01/2019	226	308
	Province of Quebec Canada						Ventas Realty LP / Ventas Capital Corp
	2.75%, 08/25/2021		577		585		2.70%, 04/01/2020	173	173
	5.13%, 11/14/2016		215		238		4.25%, 03/01/2022	321	342
	7.50%, 09/15/2029		161		230		Vornado Realty LP
	Province of Saskatchewan Canada						4.25%, 04/01/2015	129	132
	8.50%, 07/15/2022		17		24		Weyerhaeuser Co
					$5,397		7.38%, 03/15/2032	259	345

REITS	- 0.69%								$10,543
	American Tower Corp						Retail - 0.93%
	4.70%, 03/15/2022		322		342		AutoZone Inc
	7.00%, 10/15/2017		81		94		1.30%, 01/13/2017	500	501
	ARC Properties Operating Partnership						4.00%, 11/15/2020	215	230
	LP/Clark Acquisition LLC						Costco Wholesale Corp
	2.00%, 02/06/2017(c)		400		403		0.65%, 12/07/2015	345	347
	AvalonBay Communities Inc						CVS Caremark Corp
	2.85%, 03/15/2023		432		417		2.75%, 12/01/2022	432	419
	BioMed Realty LP						3.25%, 05/18/2015	46	47
	6.13%, 04/15/2020		17		20		4.00%, 12/05/2023	250	264
	Boston Properties LP						5.75%, 06/01/2017	63	71
	3.13%, 09/01/2023		345		336		6.13%, 09/15/2039	201	253
	4.13%, 05/15/2021		193		207		Darden Restaurants Inc
	5.63%, 11/15/2020		65		75		6.80%, 10/15/2037(a)	68	80
	Brandywine Operating Partnership LP						Dollar General Corp
	3.95%, 02/15/2023		432		437		1.88%, 04/15/2018	400	400
	Corporate Office Properties LP						Gap Inc/The
	3.70%, 06/15/2021		300		301		5.95%, 04/12/2021	315	364
	CubeSmart LP						Home Depot Inc/The
	4.38%, 12/15/2023		400		414		2.70%, 04/01/2023	432	420
	DDR Corp						5.40%, 03/01/2016	412	447
	4.63%, 07/15/2022		259		279		5.88%, 12/16/2036	266	327
	Digital Realty Trust LP						5.95%, 04/01/2041	301	378
	4.50%, 07/15/2015		138		142		Kohl's Corp
	Duke Realty LP						4.00%, 11/01/2021	279	292
	3.88%, 10/15/2022		173		176		Lowe's Cos Inc
	EPR Properties						3.80%, 11/15/2021	258	277
	7.75%, 07/15/2020		158		190		3.88%, 09/15/2023	250	265
	ERP Operating LP						4.63%, 04/15/2020	193	214
	3.00%, 04/15/2023		345		336		5.80%, 04/15/2040	193	236
	4.75%, 07/15/2020		129		145		6.65%, 09/15/2037	33	44
	HCP Inc						Macy's Retail Holdings Inc
	3.75%, 02/01/2016		129		135		2.88%, 02/15/2023	346	332
	4.20%, 03/01/2024		400		416		4.30%, 02/15/2043	260	246
	5.38%, 02/01/2021		129		147		6.65%, 07/15/2024	65	80
	6.70%, 01/30/2018		39		46		6.90%, 04/01/2029	65	81
	Health Care REIT Inc						McDonald's Corp
	4.50%, 01/15/2024		300		317		3.50%, 07/15/2020	379	405
	6.13%, 04/15/2020		289		338		3.70%, 02/15/2042	321	295
	Highwoods Realty LP						4.88%, 07/15/2040	23	26
	3.20%, 06/15/2021		250		248		5.35%, 03/01/2018	90	103
	Hospitality Properties Trust						6.30%, 10/15/2037	33	43
	4.65%, 03/15/2024		500		515		Nordstrom Inc
	6.70%, 01/15/2018		193		218		4.75%, 05/01/2020	90	100
							6.25%, 01/15/2018	34	39

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)					Sovereign (continued)
Starbucks Corp					Brazilian Government International Bond
0.88%, 12/05/2016	$500		$500		(continued)
Target Corp					8.88%, 10/14/2019	$305	$398
4.00%, 07/01/2042	346		325		8.88%, 04/15/2024	400	564
6.00%, 01/15/2018	431		500		12.25%, 03/06/2030	526	967
Walgreen Co					11.00%, 08/17/2040	33	37
1.00%, 03/13/2015	432		434		Canada Government International Bond
4.40%, 09/15/2042	260		251		0.88%, 02/14/2017	645	648
5.25%, 01/15/2019	78		89		Chile Government International Bond
Wal-Mart Stores Inc					3.25%, 09/14/2021	520	538
2.25%, 07/08/2015	65		66		Colombia Government International Bond
2.55%, 04/11/2023	346		335		7.38%, 01/27/2017	300	346
2.80%, 04/15/2016	129		135		7.38%, 09/18/2037	200	273
3.25%, 10/25/2020	129		136		8.13%, 05/21/2024	129	175
3.30%, 04/22/2024	750		760		11.75%, 02/25/2020	449	655
3.63%, 07/08/2020	129		139		Export Development Canada
4.13%, 02/01/2019	258		286		0.63%, 12/15/2016	350	350
5.25%, 09/01/2035	360		418		2.25%, 05/28/2015	65	66
5.63%, 04/01/2040	98		119		Israel Government AID Bond
5.63%, 04/15/2041	450		547		5.50%, 09/18/2023	65	79
5.80%, 02/15/2018	322		374		5.50%, 04/26/2024	65	80
6.20%, 04/15/2038	65		84		5.50%, 09/18/2033	33	41
6.50%, 08/15/2037	289		383		Israel Government International Bond
7.55%, 02/15/2030	321		465		5.13%, 03/26/2019	428	485
Yum! Brands Inc					Italy Government International Bond
3.88%, 11/01/2023	300		307		4.75%, 01/25/2016	500	533
6.25%, 03/15/2018	17		20		5.25%, 09/20/2016	387	424
6.88%, 11/15/2037	17		22		5.38%, 06/15/2033	161	184
			$14,321		6.88%, 09/27/2023	292	368
					Japan Bank for International
Semiconductors - 0.09%					Cooperation/Japan
Intel Corp					1.13%, 07/19/2017	500	502
1.35%, 12/15/2017	432		433		1.75%, 07/31/2018	400	404
3.30%, 10/01/2021	193		200		1.88%, 09/24/2015	200	204
4.80%, 10/01/2041	193		207		2.50%, 01/21/2016	300	310
National Semiconductor Corp					Mexico Government International Bond
3.95%, 04/15/2015	226		233		3.50%, 01/21/2021	1,750	1,816
Texas Instruments Inc					3.63%, 03/15/2022	174	180
0.88%, 03/12/2017	200		200		4.75%, 03/08/2044	472	481
Xilinx Inc					5.55%, 01/21/2045	400	457
2.13%, 03/15/2019	175		177		5.63%, 01/15/2017	468	520
			$1,450		5.95%, 03/19/2019	196	228
Software - 0.30%					6.05%, 01/11/2040	662	801
Adobe Systems Inc					6.63%, 03/03/2015	277	288
4.75%, 02/01/2020	129		144		8.30%, 08/15/2031	97	143
Fidelity National Information Services Inc					Panama Government International Bond
2.00%, 04/15/2018	346		344		5.20%, 01/30/2020	446	501
Fiserv Inc					6.70%, 01/26/2036	285	355
3.13%, 06/15/2016	400		418		8.88%, 09/30/2027	193	278
3.50%, 10/01/2022	346		347		Peruvian Government International Bond
Microsoft Corp					6.55%, 03/14/2037	64	81
3.63%, 12/15/2023	1,000		1,053		7.13%, 03/30/2019	78	95
4.20%, 06/01/2019	289		323		7.35%, 07/21/2025	520	691
4.50%, 10/01/2040	174		183		8.75%, 11/21/2033	107	165
5.30%, 02/08/2041	193		227		Philippine Government International Bond
Oracle Corp					5.00%, 01/13/2037	500	568
3.88%, 07/15/2020	193		209		6.50%, 01/20/2020	400	480
5.00%, 07/08/2019	124		142		9.50%, 02/02/2030	690	1,102
5.25%, 01/15/2016	193		208		10.63%, 03/16/2025	240	382
5.38%, 07/15/2040	465		543		Poland Government International Bond
5.75%, 04/15/2018	450		522		3.88%, 07/16/2015	193	200
			$4,663		5.00%, 03/23/2022	321	360
					5.13%, 04/21/2021	129	146
Sovereign - 2.02%					6.38%, 07/15/2019	359	427
Brazilian Government International Bond					Republic of Korea
4.88%, 01/22/2021	643		707		3.88%, 09/11/2023	300	322
6.00%, 01/17/2017	300		334		7.13%, 04/16/2019	90	111
7.13%, 01/20/2037	526		668		South Africa Government International Bond
8.00%, 01/15/2018	200		223		4.67%, 01/17/2024	400	414
8.25%, 01/20/2034	301		420

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)					Supranational Bank (continued)
South Africa Government International Bond					Inter-American Development Bank
(continued)					(continued)
5.88%, 05/30/2022	$200		$226		3.88%, 09/17/2019	$555	$614
6.88%, 05/27/2019	345		403		3.88%, 02/14/2020	193	214
Svensk Exportkredit AB					4.25%, 09/14/2015	407	428
0.63%, 05/31/2016	400		401		4.38%, 01/24/2044	500	548
5.13%, 03/01/2017	132		147		International Bank for Reconstruction &
Tennessee Valley Authority					Development
4.50%, 04/01/2018	129		145		0.50%, 05/16/2016	1,000	1,002
5.25%, 09/15/2039	1,629		1,966		1.00%, 09/15/2016	641	647
5.38%, 04/01/2056	386		469		1.13%, 07/18/2017	750	752
6.75%, 11/01/2025	257		345		1.38%, 04/10/2018	850	856
Turkey Government International Bond					1.88%, 03/15/2019	500	508
3.25%, 03/23/2023	1,200		1,108		2.13%, 03/15/2016	432	446
4.88%, 04/16/2043	500		472		2.38%, 05/26/2015	641	655
6.63%, 02/17/2045	300		349		7.63%, 01/19/2023	33	46
7.00%, 09/26/2016	300		332		International Finance Corp
7.25%, 03/15/2015	432		451		0.63%, 11/15/2016	500	500
8.00%, 02/14/2034	690		909		1.13%, 11/23/2016	580	586
Uruguay Government International Bond					2.75%, 04/20/2015	345	353
4.13%, 11/20/2045	86		76		Nordic Investment Bank
6.88%, 09/28/2025	129		158		5.00%, 02/01/2017	646	718
8.00%, 11/18/2022	413		538				$25,109

			$31,070		Telecommunications - 1.49%
Supranational Bank - 1.63%					America Movil SAB de CV
African Development Bank					3.13%, 07/16/2022	600	593
0.75%, 10/18/2016	665		667		3.63%, 03/30/2015	300	307
Asian Development Bank					5.00%, 03/30/2020	200	225
1.13%, 03/15/2017	407		411		5.63%, 11/15/2017	39	44
1.75%, 09/11/2018	750		762		6.13%, 03/30/2040	298	353
2.50%, 03/15/2016	513		532		AT&T Inc
5.82%, 06/16/2028	39		50		1.60%, 02/15/2017	322	327
6.38%, 10/01/2028	129		168		2.30%, 03/11/2019	500	505
Corp Andina de Fomento					2.50%, 08/15/2015	610	625
3.75%, 01/15/2016	11		11		3.88%, 08/15/2021	193	205
4.38%, 06/15/2022	59		63		4.35%, 06/15/2045	619	590
Council Of Europe Development Bank					5.35%, 09/01/2040	494	540
1.50%, 02/22/2017	321		327		5.50%, 02/01/2018	688	781
European Bank for Reconstruction &					5.55%, 08/15/2041	193	218
Development					5.60%, 05/15/2018	348	399
1.00%, 02/16/2017	641		645		6.15%, 09/15/2034	223	259
1.75%, 06/14/2019	1,000		1,005		6.50%, 09/01/2037	56	69
2.50%, 03/15/2016	193		200		British Telecommunications PLC
2.75%, 04/20/2015	193		197		1.25%, 02/14/2017	200	201
European Investment Bank					5.95%, 01/15/2018	110	126
1.00%, 03/15/2018	400		396		9.62%, 12/15/2030(a)	193	308
1.00%, 06/15/2018	518		511		Cellco Partnership / Verizon Wireless Capital
1.13%, 09/15/2017	1,294		1,298		LLC
1.38%, 10/20/2015	432		439		8.50%, 11/15/2018	179	227
1.63%, 09/01/2015	641		652		Cisco Systems Inc
1.75%, 03/15/2017	321		329		4.45%, 01/15/2020	258	287
1.75%, 06/17/2019	500		501		4.95%, 02/15/2019	85	97
1.88%, 03/15/2019	500		506		5.50%, 02/22/2016	449	488
2.50%, 05/16/2016	257		267		5.90%, 02/15/2039	450	547
2.50%, 04/15/2021	650		663		Corning Inc
2.75%, 03/23/2015	641		654		4.75%, 03/15/2042	258	275
2.88%, 09/15/2020	641		671		Deutsche Telekom International Finance BV
4.88%, 02/16/2016	641		690		5.75%, 03/23/2016	223	242
4.88%, 01/17/2017	776		859		8.75%, 06/15/2030(a)	353	519
4.88%, 02/15/2036	65		78		Embarq Corp
5.13%, 09/13/2016	385		425		7.08%, 06/01/2016	257	286
5.13%, 05/30/2017	257		289		8.00%, 06/01/2036	250	273
FMS Wertmanagement AoeR					Harris Corp
0.63%, 04/18/2016	500		502		4.40%, 12/15/2020	129	140
1.63%, 11/20/2018	250		252		Juniper Networks Inc
Inter-American Development Bank					3.10%, 03/15/2016	193	199
0.88%, 11/15/2016	500		502		Orange SA
1.13%, 03/15/2017	641		647		4.13%, 09/14/2021	322	345
2.25%, 07/15/2015	65		67		5.38%, 01/13/2042	258	278

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)						Transportation (continued)
Orange SA (continued)						Union Pacific Corp
9.00%, 03/01/2031(a)	$376		$565			4.16%, 07/15/2022	$105	$115
Pacific Bell Telephone Co						4.75%, 09/15/2041	193	211
7.13%, 03/15/2026	279		360			4.75%, 12/15/2043	180	197
Qwest Corp						4.85%, 06/15/2044	500	555
6.88%, 09/15/2033	250		252			United Parcel Service Inc
Rogers Communications Inc						3.13%, 01/15/2021	322	336
6.80%, 08/15/2018	270		323			4.88%, 11/15/2040	65	73
7.50%, 03/15/2015	39		41			6.20%, 01/15/2038	59	77
Telefonica Emisiones SAU								$6,148
3.73%, 04/27/2015	100		103
5.13%, 04/27/2020	487		546			Trucking & Leasing - 0.02%
7.05%, 06/20/2036	444		559			GATX Corp
Verizon Communications Inc						4.75%, 06/15/2022	259	281
0.70%, 11/02/2015	260		261
3.00%, 04/01/2016	641		668		Water	- 0.00%
4.50%, 09/15/2020	500		553			American Water Capital Corp
4.60%, 04/01/2021	193		213			6.59%, 10/15/2037	13	17
5.15%, 09/15/2023	1,100		1,238
6.25%, 04/01/2037	30		36			TOTAL BONDS		$544,024
6.35%, 04/01/2019	278		331				Principal
6.40%, 09/15/2033	650		799			MUNICIPAL BONDS - 1.10%	Amount (000's) Value (000's)
6.40%, 02/15/2038	646		789
6.55%, 09/15/2043	1,400		1,777			California - 0.31%
6.90%, 04/15/2038	140		181			Bay Area Toll Authority
7.75%, 12/01/2030	366		502			6.92%, 04/01/2040	$270	$366
8.75%, 11/01/2018	387		496			City of San Francisco CA Public Utilities
Vodafone Group PLC						Commission Water Revenue
2.95%, 02/19/2023	259		248			6.00%, 11/01/2040	200	253
5.45%, 06/10/2019	449		518			East Bay Municipal Utility District Water
5.63%, 02/27/2017	382		428			System Revenue
6.15%, 02/27/2037	129		152			5.87%, 06/01/2040	160	202
			$22,817			Los Angeles Department of Water & Power
						6.01%, 07/01/2039	155	188
Toys, Games & Hobbies - 0.06%						Los Angeles Unified School District/CA
Hasbro Inc						5.75%, 07/01/2034	215	262
3.15%, 05/15/2021	350		354			5.76%, 07/01/2029	130	158
6.35%, 03/15/2040	65		77			6.76%, 07/01/2034	175	235
Mattel Inc						Regents of the University of California
2.35%, 05/06/2019	500		503			Medical Center Pooled Revenue
			$934			6.55%, 05/15/2048	130	168
Transportation - 0.40%						San Diego County Water Authority
Burlington Northern Santa Fe LLC						6.14%, 05/01/2049	190	247
4.40%, 03/15/2042	386		385			Santa Clara Valley Transportation Authority
4.70%, 10/01/2019	85		96			5.88%, 04/01/2032	65	78
5.65%, 05/01/2017	136		154			State of California
7.95%, 08/15/2030	193		271			6.65%, 03/01/2022	195	236
Canadian National Railway Co						7.30%, 10/01/2039	195	272
1.45%, 12/15/2016	129		131			7.63%, 03/01/2040	710	1,035
2.25%, 11/15/2022	346		329			University of California
5.55%, 03/01/2019	39		45			1.80%, 07/01/2019	435	432
Canadian Pacific Railway Co						5.77%, 05/15/2043	300	367
4.45%, 03/15/2023	322		354					$4,499
CSX Corp						Colorado - 0.02%
3.70%, 11/01/2023	500		516			Denver City & County School District No
4.75%, 05/30/2042	365		385			1 (credit support from ST AID WITHHLDG)
6.25%, 04/01/2015	26		27			5.66%, 12/01/2033(e)	260	306
6.25%, 03/15/2018	206		241
FedEx Corp
2.63%, 08/01/2022	174		168			Connecticut - 0.01%
2.70%, 04/15/2023	200		191			State of Connecticut
3.88%, 08/01/2042	174		157			5.85%, 03/15/2032	65	79
Norfolk Southern Corp
3.25%, 12/01/2021	129		132			Florida - 0.03%
4.84%, 10/01/2041	489		523			State Board of Administration Finance Corp
Ryder System Inc						2.11%, 07/01/2018	435	440
2.35%, 02/26/2019	345		347
3.15%, 03/02/2015	129		132

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

		Principal						Principal
	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

	Georgia - 0.03%						Ohio (continued)
	Municipal Electric Authority of Georgia						Ohio State University/The
	6.64%, 04/01/2057	$129		$155			4.91%, 06/01/2040	$155	$175
	7.06%, 04/01/2057	205		229					$443
	State of Georgia
	4.50%, 11/01/2025	195		219		Texas	- 0.18%
				$603			City of Houston TX Utility System Revenue
							3.83%, 05/15/2028	350	369
	Illinois - 0.18%						City Public Service Board of San Antonio TX
	Chicago Transit Authority						5.81%, 02/01/2041	230	289
	6.20%, 12/01/2040	190		217			Dallas Area Rapid Transit
	6.90%, 12/01/2040	240		294			5.02%, 12/01/2048	130	149
	City of Chicago IL						Dallas Convention Center Hotel Development
	6.31%, 01/01/2044	250		277			Corp
	City of Chicago IL Waterworks Revenue						7.09%, 01/01/2042	185	225
	6.74%, 11/01/2040	375		450			Dallas County Hospital District
	County of Cook IL						5.62%, 08/15/2044	209	252
	6.23%, 11/15/2034	257		298			Dallas Independent School District (credit
	State of Illinois						support from PSF-GTD)
	4.95%, 06/01/2023	85		90			6.45%, 02/15/2035(e)	130	151
	4.96%, 03/01/2016	195		208			Grand Parkway Transportation Corp
	5.10%, 06/01/2033	100		100			5.18%, 10/01/2042	300	347
	5.67%, 03/01/2018	435		486			State of Texas
	7.35%, 07/01/2035	190		231			4.68%, 04/01/2040	260	286
				$2,651			5.52%, 04/01/2039	340	423
							Texas Transportation Commission State
	Kansas - 0.00%						Highway Fund
	State of Kansas Department of Transportation						5.18%, 04/01/2030	325	383
	4.60%, 09/01/2035	50		54					$2,874

						Utah	- 0.03%
	Nevada - 0.02%						State of Utah
	County of Clark Department of Aviation
	6.82%, 07/01/2045	65		88			3.54%, 07/01/2025	460	480
	6.88%, 07/01/2042	190		210
				$298			Washington - 0.00%
							State of Washington
	New Jersey - 0.06%						5.09%, 08/01/2033	65	73
	New Jersey Economic Development
	Authority (credit support from AGM)
	0.00%, 02/15/2023(d),(e)	129		93			Wisconsin - 0.01%
	New Jersey State Turnpike Authority						State of Wisconsin (credit support from
	7.10%, 01/01/2041	369		514			AGM)
	New Jersey Transportation Trust Fund						5.70%, 05/01/2026(e)	130	152
	Authority
	6.56%, 12/15/2040	216		281			TOTAL MUNICIPAL BONDS		$16,842
				$888			U.S. GOVERNMENT & GOVERNMENT	Principal
							AGENCY OBLIGATIONS - 62.82%	Amount (000's) Value (000's)
	New York - 0.19%						Federal Home Loan Mortgage Corporation (FHLMC) -
	City of New York NY						7.82%
	5.52%, 10/01/2037	65		76			2.14%, 08/01/2043(a)	$929	$936
	5.85%, 06/01/2040	300		369			2.36%, 04/01/2038(a)	14	15
	Metropolitan Transportation Authority						2.43%, 06/01/2037(a)	70	74
	6.55%, 11/15/2031	175		220			2.45%, 02/01/2037(a)	29	31
	6.65%, 11/15/2039	260		343			2.46%, 10/01/2043(a)	380	388
	6.81%, 11/15/2040	350		473			2.50%, 04/01/2027	70	71
	New York City Transitional Finance Authority						2.50%, 08/01/2027	503	511
	Future Tax Secured Revenue						2.50%, 08/01/2027	670	682
	5.51%, 08/01/2037	305		366			2.50%, 12/01/2027	145	147
	New York City Water & Sewer System						2.50%, 02/01/2028	356	362
	5.72%, 06/15/2042	440		547			2.50%, 03/01/2028	776	789
	New York State Dormitory Authority						2.50%, 04/01/2028	96	97
	5.60%, 03/15/2040	155		186			2.50%, 05/01/2028	349	356
	Port Authority of New York & New Jersey						2.50%, 08/01/2028	483	492
	4.46%, 10/01/2062	260		260			2.50%, 08/01/2028	901	917
	Port Authority of New York & New						2.50%, 10/01/2028	64	65
	Jersey (credit support from GO OF AUTH)						2.50%, 10/01/2028	477	485
	6.04%, 12/01/2029(e)	130		162
							2.50%, 06/01/2029(f)	4,500	4,572
				$3,002			2.50%, 07/01/2043	443	420
Ohio	- 0.03%						2.69%, 01/01/2042(a)	162	170
	American Municipal Power Inc						2.72%, 06/01/2037(a)	159	169
	7.50%, 02/15/2050	195		268			3.00%, 02/01/2027	435	452

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)					Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					(continued)
3.00%, 02/01/2027	$619		$643		3.50%, 01/01/2044	$393	$405
3.00%, 03/01/2027	641		666		3.50%, 02/01/2044	495	511
3.00%, 06/01/2027	1,796		1,866		3.50%, 06/01/2044(f)	6,325	6,510
3.00%, 06/01/2029(f)	2,250		2,335		4.00%, 03/01/2019	20	21
3.00%, 02/01/2032	484		495		4.00%, 04/01/2019	78	83
3.00%, 09/01/2032	225		229		4.00%, 04/01/2024	95	101
3.00%, 04/01/2033	405		413		4.00%, 07/01/2024	125	134
3.00%, 04/01/2033	405		414		4.00%, 12/01/2024	57	61
3.00%, 06/01/2033	246		251		4.00%, 01/01/2025	128	137
3.00%, 09/01/2033	483		493		4.00%, 02/01/2025	85	90
3.00%, 01/01/2043	1,043		1,033		4.00%, 03/01/2025	102	108
3.00%, 01/01/2043	888		879		4.00%, 03/01/2025	79	84
3.00%, 01/01/2043	967		958		4.00%, 04/01/2025	116	123
3.00%, 03/01/2043	49		49		4.00%, 06/01/2025	103	110
3.00%, 04/01/2043	141		139		4.00%, 06/01/2025	79	84
3.00%, 04/01/2043	48		47		4.00%, 07/01/2025	626	668
3.00%, 05/01/2043	987		978		4.00%, 07/01/2025	38	40
3.00%, 06/01/2043	1,844		1,826		4.00%, 08/01/2025	72	77
3.00%, 07/01/2043	2,135		2,115		4.00%, 08/01/2025	107	115
3.00%, 08/01/2043	250		247		4.00%, 09/01/2025	26	27
3.00%, 08/01/2043	452		448		4.00%, 10/01/2025	259	277
3.00%, 08/01/2043	982		973		4.00%, 02/01/2026	117	125
3.00%, 10/01/2043	987		977		4.00%, 03/01/2026	12	13
3.00%, 01/01/2044	293		290		4.00%, 05/01/2026	113	121
3.00%, 06/01/2044(f)	5,600		5,541		4.00%, 07/01/2026	191	204
3.50%, 10/01/2025	55		58		4.00%, 12/01/2030	274	292
3.50%, 10/01/2025	84		89		4.00%, 08/01/2031	310	331
3.50%, 11/01/2025	27		29		4.00%, 10/01/2031	409	438
3.50%, 11/01/2025	134		142		4.00%, 11/01/2031	126	135
3.50%, 11/01/2025	63		66		4.00%, 12/01/2031	199	213
3.50%, 11/01/2025	38		40		4.00%, 07/01/2039	159	169
3.50%, 11/01/2025	183		194		4.00%, 09/01/2039	106	112
3.50%, 12/01/2025	160		169		4.00%, 12/01/2039	82	87
3.50%, 01/01/2026	104		110		4.00%, 12/01/2039	141	150
3.50%, 02/01/2026	86		91		4.00%, 01/01/2040	134	143
3.50%, 04/01/2026	221		234		4.00%, 03/01/2040	72	76
3.50%, 06/01/2026	41		43		4.00%, 09/01/2040	174	184
3.50%, 06/01/2026	59		62		4.00%, 10/01/2040	180	191
3.50%, 07/01/2026	39		41		4.00%, 10/01/2040	17	19
3.50%, 07/01/2026	220		233		4.00%, 10/01/2040	373	396
3.50%, 07/01/2026	169		179		4.00%, 12/01/2040	204	216
3.50%, 08/01/2026	134		142		4.00%, 12/01/2040	228	242
3.50%, 09/01/2026	86		91		4.00%, 12/01/2040	420	446
3.50%, 10/01/2026	105		111		4.00%, 12/01/2040	160	169
3.50%, 01/01/2027	235		249		4.00%, 12/01/2040	245	260
3.50%, 06/01/2029(f)	650		686		4.00%, 02/01/2041	461	489
3.50%, 02/01/2032	451		471		4.00%, 02/01/2041	370	392
3.50%, 04/01/2032	498		524		4.00%, 04/01/2041	185	196
3.50%, 08/01/2032	290		305		4.00%, 07/01/2041	150	159
3.50%, 02/01/2041	189		195		4.00%, 08/01/2041	144	153
3.50%, 10/01/2041	196		202		4.00%, 08/01/2041	411	435
3.50%, 11/01/2041	187		193		4.00%, 10/01/2041	224	237
3.50%, 01/01/2042	411		424		4.00%, 10/01/2041	471	499
3.50%, 02/01/2042	187		193		4.00%, 10/01/2041	67	71
3.50%, 03/01/2042	64		66		4.00%, 10/01/2041	490	519
3.50%, 03/01/2042	209		216		4.00%, 10/01/2041	195	207
3.50%, 04/01/2042	59		61		4.00%, 11/01/2041	320	339
3.50%, 04/01/2042	507		523		4.00%, 11/01/2041	460	488
3.50%, 04/01/2042	509		525		4.00%, 11/01/2041	290	308
3.50%, 04/01/2042	536		552		4.00%, 12/01/2041	535	567
3.50%, 04/01/2042	561		578		4.00%, 03/01/2042	471	499
3.50%, 06/01/2042	1,388		1,430		4.00%, 06/01/2042	24	26
3.50%, 06/01/2042	340		350		4.00%, 10/01/2043	994	1,054
3.50%, 07/01/2042	977		1,007		4.00%, 02/01/2044	986	1,045
3.50%, 07/01/2042	497		513		4.00%, 06/01/2044(f)	6,800	7,197
3.50%, 08/01/2042	633		652		4.50%, 11/01/2018	80	85
3.50%, 08/01/2042	349		360		4.50%, 04/01/2019	69	73
3.50%, 08/01/2042	981		1,011		4.50%, 04/01/2019	2	2
3.50%, 12/01/2042	513		529		4.50%, 06/01/2019	8	8

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)					Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					(continued)
4.50%, 04/01/2023	$53		$57		5.00%, 04/01/2019	$33	$35
4.50%, 01/01/2024	33		35		5.00%, 12/01/2019	98	104
4.50%, 01/01/2024	69		74		5.00%, 06/01/2020	157	170
4.50%, 04/01/2024	314		339		5.00%, 04/01/2021	239	258
4.50%, 07/01/2024	65		70		5.00%, 01/01/2022	109	118
4.50%, 09/01/2024	259		275		5.00%, 02/01/2022	37	40
4.50%, 09/01/2024	106		115		5.00%, 09/01/2022	45	49
4.50%, 09/01/2024	93		101		5.00%, 06/01/2023	32	35
4.50%, 04/01/2025	104		113		5.00%, 07/01/2024	44	47
4.50%, 05/01/2025	80		87		5.00%, 06/01/2025	50	53
4.50%, 07/01/2025	126		137		5.00%, 06/01/2028	279	309
4.50%, 08/01/2025	106		114		5.00%, 02/01/2030	54	60
4.50%, 02/01/2030	105		114		5.00%, 03/01/2030	41	45
4.50%, 08/01/2030	81		89		5.00%, 08/01/2033	45	50
4.50%, 05/01/2031	99		109		5.00%, 08/01/2033	254	281
4.50%, 06/01/2031	176		195		5.00%, 09/01/2033	28	31
4.50%, 05/01/2034	6		6		5.00%, 09/01/2033	92	102
4.50%, 08/01/2036	98		106		5.00%, 03/01/2034	57	63
4.50%, 02/01/2039	276		299		5.00%, 04/01/2034	116	128
4.50%, 03/01/2039	164		179		5.00%, 05/01/2034	171	189
4.50%, 04/01/2039	424		459		5.00%, 05/01/2035	220	243
4.50%, 05/01/2039	4		4		5.00%, 08/01/2035	30	33
4.50%, 06/01/2039	229		248		5.00%, 08/01/2035	69	76
4.50%, 09/01/2039	753		815		5.00%, 09/01/2035	207	229
4.50%, 10/01/2039	345		378		5.00%, 09/01/2035	85	94
4.50%, 11/01/2039	225		244		5.00%, 10/01/2035	89	98
4.50%, 11/01/2039	333		361		5.00%, 10/01/2035	26	29
4.50%, 11/01/2039	281		305		5.00%, 12/01/2035	312	345
4.50%, 12/01/2039	151		164		5.00%, 12/01/2035	204	225
4.50%, 12/01/2039	436		478		5.00%, 01/01/2036	21	23
4.50%, 02/01/2040	59		64		5.00%, 01/01/2036	57	63
4.50%, 02/01/2040	278		301		5.00%, 04/01/2036	13	14
4.50%, 02/01/2040	325		356		5.00%, 08/01/2036	157	173
4.50%, 02/01/2040	346		379		5.00%, 11/01/2036	511	565
4.50%, 04/01/2040	319		345		5.00%, 05/01/2037	28	31
4.50%, 05/01/2040	108		117		5.00%, 01/01/2038	227	250
4.50%, 05/01/2040	322		353		5.00%, 02/01/2038	92	102
4.50%, 07/01/2040	237		259		5.00%, 03/01/2038	397	438
4.50%, 07/01/2040	250		274		5.00%, 03/01/2038	21	23
4.50%, 08/01/2040	687		744		5.00%, 06/01/2038	41	45
4.50%, 08/01/2040	434		473		5.00%, 09/01/2038	13	15
4.50%, 08/01/2040	118		128		5.00%, 01/01/2039	188	207
4.50%, 08/01/2040	153		167		5.00%, 01/01/2039	240	265
4.50%, 08/01/2040	229		248		5.00%, 02/01/2039	60	66
4.50%, 09/01/2040	107		115		5.00%, 02/01/2039	108	118
4.50%, 09/01/2040	67		73		5.00%, 03/01/2039	160	178
4.50%, 02/01/2041	12		13		5.00%, 07/01/2039	187	207
4.50%, 02/01/2041	214		232		5.00%, 08/01/2039	11	13
4.50%, 03/01/2041	440		476		5.00%, 09/01/2039	330	367
4.50%, 03/01/2041	292		316		5.00%, 10/01/2039	189	210
4.50%, 03/01/2041	19		21		5.00%, 01/01/2040	393	437
4.50%, 04/01/2041	414		448		5.00%, 03/01/2040	69	76
4.50%, 05/01/2041	149		161		5.00%, 07/01/2040	253	279
4.50%, 05/01/2041	444		480		5.00%, 07/01/2040	246	271
4.50%, 06/01/2041	280		303		5.00%, 08/01/2040	206	232
4.50%, 06/01/2041	176		191		5.00%, 08/01/2040	684	754
4.50%, 06/01/2041	217		236		5.00%, 09/01/2040	26	29
4.50%, 07/01/2041	274		297		5.00%, 02/01/2041	726	801
4.50%, 07/01/2041	10		11		5.00%, 04/01/2041	202	223
4.50%, 07/01/2041	284		307		5.00%, 05/01/2041	46	51
4.50%, 08/01/2041	220		238		5.00%, 09/01/2041	327	365
4.50%, 10/01/2041	374		405		5.00%, 10/01/2041	345	382
4.50%, 11/01/2041	519		561		5.00%, 06/01/2044(f)	300	331
4.50%, 06/01/2044(f)	1,300		1,406		5.50%, 10/01/2016	23	24
4.87%, 06/01/2038(a)	27		29		5.50%, 02/01/2017	28	29
5.00%, 10/01/2017	148		157		5.50%, 12/01/2017	111	118
5.00%, 12/01/2017	180		192		5.50%, 01/01/2018	59	63
5.00%, 05/01/2018	25		27		5.50%, 01/01/2018	13	13
5.00%, 08/01/2018	48		51		5.50%, 01/01/2022	39	42

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)					Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					(continued)
5.50%, 12/01/2032	$160		$179		6.00%, 12/01/2036	$375	$419
5.50%, 03/01/2033	18		20		6.00%, 02/01/2037	16	18
5.50%, 05/01/2033	806		903		6.00%, 05/01/2037	14	16
5.50%, 12/01/2033	11		12		6.00%, 10/01/2037	92	103
5.50%, 01/01/2034	58		64		6.00%, 10/01/2037	58	65
5.50%, 01/01/2034	350		391		6.00%, 11/01/2037	103	115
5.50%, 03/01/2034	149		167		6.00%, 12/01/2037	225	251
5.50%, 10/01/2034	18		20		6.00%, 12/01/2037	20	22
5.50%, 10/01/2034	68		76		6.00%, 01/01/2038	342	382
5.50%, 02/01/2035	9		10		6.00%, 01/01/2038	86	96
5.50%, 02/01/2035	125		140		6.00%, 01/01/2038	26	29
5.50%, 03/01/2035	86		96		6.00%, 01/01/2038(a)	34	39
5.50%, 11/01/2035	144		160		6.00%, 01/01/2038	102	114
5.50%, 05/01/2036	37		42		6.00%, 01/01/2038	99	111
5.50%, 05/01/2036	139		156		6.00%, 04/01/2038	20	22
5.50%, 07/01/2036	143		160		6.00%, 05/01/2038	130	147
5.50%, 10/01/2036	745		830		6.00%, 06/01/2038	185	207
5.50%, 11/01/2036	84		93		6.00%, 07/01/2038	76	85
5.50%, 12/01/2036	6		7		6.00%, 07/01/2038	3	3
5.50%, 02/01/2037	48		53		6.00%, 07/01/2038	42	47
5.50%, 02/01/2037	6		7		6.00%, 08/01/2038	34	38
5.50%, 02/01/2037	322		357		6.00%, 09/01/2038	56	63
5.50%, 03/01/2037	135		150		6.00%, 09/01/2038	42	47
5.50%, 07/01/2037	77		86		6.00%, 11/01/2038	191	216
5.50%, 07/01/2037	12		14		6.00%, 12/01/2039	23	25
5.50%, 09/01/2037	44		49		6.50%, 12/01/2015	1	1
5.50%, 11/01/2037	53		58		6.50%, 06/01/2017	17	18
5.50%, 01/01/2038	244		273		6.50%, 04/01/2028	2	3
5.50%, 01/01/2038	104		116		6.50%, 03/01/2029	4	4
5.50%, 01/01/2038	42		47		6.50%, 05/01/2031	20	23
5.50%, 02/01/2038	6		7		6.50%, 06/01/2031	2	3
5.50%, 04/01/2038	2		3		6.50%, 10/01/2031	2	2
5.50%, 04/01/2038	13		14		6.50%, 02/01/2032	2	2
5.50%, 04/01/2038	19		21		6.50%, 05/01/2032	3	3
5.50%, 05/01/2038	47		52		6.50%, 04/01/2035	12	14
5.50%, 05/01/2038	28		31		6.50%, 03/01/2036	29	33
5.50%, 06/01/2038	49		54		6.50%, 09/01/2036	44	50
5.50%, 06/01/2038	15		16		6.50%, 08/01/2037	20	22
5.50%, 07/01/2038	134		150		6.50%, 10/01/2037	91	104
5.50%, 07/01/2038	27		30		6.50%, 11/01/2037	62	70
5.50%, 08/01/2038	186		207		6.50%, 12/01/2037	9	10
5.50%, 09/01/2038	50		55		6.50%, 02/01/2038	17	19
5.50%, 10/01/2038	26		29		6.50%, 09/01/2038	56	63
5.50%, 11/01/2038	31		34		6.50%, 10/01/2038	24	28
5.50%, 12/01/2038	374		416		6.50%, 01/01/2039	45	50
5.50%, 01/01/2039	97		108		6.50%, 09/01/2039	88	99
5.50%, 01/01/2039	244		271		7.00%, 10/01/2029	3	4
5.50%, 04/01/2039	149		167		7.00%, 11/01/2030	1	1
5.50%, 12/01/2039	196		218		7.00%, 01/01/2031	1	1
5.50%, 01/01/2040	171		192		7.00%, 09/01/2031	20	24
5.50%, 03/01/2040	28		31		7.00%, 01/01/2032	2	3
5.50%, 05/01/2040	22		25		7.00%, 09/01/2038	19	21
5.50%, 06/01/2040	223		249		7.50%, 12/01/2015	1	1
6.00%, 07/01/2017	2		2		7.50%, 07/01/2029	75	90
6.00%, 05/01/2021	7		7		7.50%, 01/01/2030	2	2
6.00%, 11/01/2022	32		35		7.50%, 02/01/2030	1	1
6.00%, 02/01/2027	80		90		7.50%, 07/01/2030	1	1
6.00%, 07/01/2029	15		17		7.50%, 10/01/2030	7	8
6.00%, 07/01/2029	5		6				$120,106
6.00%, 02/01/2031	11		13
6.00%, 12/01/2031	10		12		Federal National Mortgage Association (FNMA) - 13.42%
					2.24%, 04/01/2037(a)	53	57
6.00%, 01/01/2032	120		135		2.25%, 04/01/2038(a)	65	70
6.00%, 06/01/2034	171		194		2.32%, 10/01/2047(a)	45	45
6.00%, 08/01/2034	23		26
6.00%, 06/01/2035	2		2		2.50%, 11/01/2026	646	659
6.00%, 05/01/2036	114		129		2.50%, 05/01/2027	24	25
6.00%, 06/01/2036	167		189		2.50%, 07/01/2027	133	135
6.00%, 11/01/2036	11		12		2.50%, 01/01/2028	931	949
6.00%, 11/01/2036	193		216		2.50%, 01/01/2028	27	27

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
2.50%, 07/01/2028	$889		$906		3.50%, 06/01/2026	$244	$258
2.50%, 08/01/2028	33		33		3.50%, 07/01/2026	36	38
2.50%, 06/01/2029(f)	11,400		11,599		3.50%, 08/01/2026	399	422
2.50%, 11/01/2032	189		187		3.50%, 09/01/2026	312	331
2.50%, 07/01/2033	190		189		3.50%, 10/01/2026	151	160
2.50%, 02/01/2043	789		750		3.50%, 12/01/2026	497	526
2.51%, 07/01/2041	167		174		3.50%, 01/01/2027	534	566
2.60%, 02/01/2042(a)	310		325		3.50%, 01/01/2027	310	328
2.82%, 01/01/2042(a)	344		359		3.50%, 06/01/2029(f)	1,925	2,037
2.86%, 02/01/2042(a)	191		200		3.50%, 01/01/2031	66	69
3.00%, 09/01/2026	307		319		3.50%, 04/01/2031	111	117
3.00%, 11/01/2026	528		550		3.50%, 04/01/2032	80	84
3.00%, 11/01/2026	379		395		3.50%, 04/01/2032	462	487
3.00%, 01/01/2027	267		278		3.50%, 05/01/2032	988	1,041
3.00%, 02/01/2027	239		249		3.50%, 07/01/2032	291	307
3.00%, 04/01/2027	404		421		3.50%, 09/01/2032	418	440
3.00%, 04/01/2027	425		442		3.50%, 06/01/2033	280	295
3.00%, 07/01/2027	844		879		3.50%, 10/01/2033	289	303
3.00%, 08/01/2027	653		680		3.50%, 11/01/2033	290	304
3.00%, 01/01/2029	982		1,023		3.50%, 10/01/2040	62	64
3.00%, 06/01/2029(f)	4,400		4,579		3.50%, 11/01/2040	187	193
3.00%, 01/01/2033	1,565		1,600		3.50%, 12/01/2040	204	211
3.00%, 04/01/2033	1,417		1,449		3.50%, 01/01/2041	132	136
3.00%, 04/01/2042	624		619		3.50%, 02/01/2041	97	100
3.00%, 04/01/2043	1,057		1,048		3.50%, 02/01/2041	91	94
3.00%, 04/01/2043	1,069		1,060		3.50%, 03/01/2041	469	484
3.00%, 04/01/2043	960		952		3.50%, 03/01/2041	301	311
3.00%, 04/01/2043	1,058		1,049		3.50%, 10/01/2041	815	841
3.00%, 04/01/2043	985		977		3.50%, 10/01/2041	541	558
3.00%, 04/01/2043	959		951		3.50%, 12/01/2041	819	845
3.00%, 05/01/2043	980		972		3.50%, 01/01/2042	457	472
3.00%, 05/01/2043	1,067		1,058		3.50%, 01/01/2042	439	454
3.00%, 05/01/2043	1,641		1,627		3.50%, 01/01/2042	529	546
3.00%, 05/01/2043	1,068		1,058		3.50%, 02/01/2042	126	130
3.00%, 06/01/2043	989		981		3.50%, 02/01/2042	679	701
3.00%, 06/01/2043	74		73		3.50%, 02/01/2042	191	198
3.00%, 06/01/2043	32		32		3.50%, 02/01/2042	113	117
3.00%, 06/01/2043	1,080		1,071		3.50%, 03/01/2042	218	225
3.00%, 06/01/2043	984		975		3.50%, 03/01/2042	481	496
3.00%, 07/01/2043	211		209		3.50%, 03/01/2042	491	507
3.00%, 07/01/2043	146		145		3.50%, 03/01/2042	262	271
3.00%, 07/01/2043	405		401		3.50%, 03/01/2042	481	496
3.00%, 07/01/2043	113		112		3.50%, 03/01/2042	698	720
3.00%, 07/01/2043	814		807		3.50%, 04/01/2042	374	386
3.00%, 07/01/2043	1,545		1,532		3.50%, 04/01/2042	411	424
3.00%, 07/01/2043	983		975		3.50%, 04/01/2042	445	459
3.00%, 08/01/2043	98		97		3.50%, 05/01/2042	566	584
3.00%, 08/01/2043	195		193		3.50%, 05/01/2042	192	198
3.00%, 08/01/2043	978		969		3.50%, 07/01/2042	1,273	1,314
3.00%, 08/01/2043	1,947		1,930		3.50%, 08/01/2042	495	511
3.00%, 12/01/2043	803		796		3.50%, 09/01/2042	26	26
3.00%, 06/01/2044(f)	7,600		7,526		3.50%, 09/01/2042	484	500
3.05%, 12/01/2041(a)	171		179		3.50%, 10/01/2042	765	790
3.16%, 06/01/2040(a)	67		72		3.50%, 01/01/2043	25	26
3.21%, 12/01/2040(a)	108		114		3.50%, 03/01/2043	26	27
3.24%, 07/01/2040(a)	199		213		3.50%, 05/01/2043	503	519
3.25%, 12/01/2039(a)	137		147		3.50%, 05/01/2043	963	994
3.35%, 03/01/2040(a)	68		73		3.50%, 06/01/2043	969	1,000
3.43%, 01/01/2040(a)	141		150		3.50%, 06/01/2043	128	132
3.48%, 02/01/2041(a)	114		120		3.50%, 06/01/2043	852	879
3.50%, 10/01/2020	113		121		3.50%, 07/01/2043	935	965
3.50%, 08/01/2025	111		118		3.50%, 02/01/2044	986	1,017
3.50%, 10/01/2025	81		86		3.50%, 06/01/2044(f)	11,400	11,751
3.50%, 11/01/2025	93		98		3.59%, 08/01/2040(a)	98	104
3.50%, 12/01/2025	110		116		3.59%, 05/01/2041(a)	142	151
3.50%, 12/01/2025	166		176		3.59%, 05/01/2041(a)	119	125
3.50%, 01/01/2026	329		349		3.70%, 02/01/2040(a)	137	147
3.50%, 02/01/2026	215		228		4.00%, 09/01/2018	263	280
3.50%, 05/01/2026	56		59		4.00%, 07/01/2019	200	213

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.00%, 05/01/2024	$67		$72		4.00%, 02/01/2041	$266	$282
4.00%, 05/01/2024	82		88		4.00%, 02/01/2041	210	223
4.00%, 07/01/2024	164		176		4.00%, 02/01/2041	656	696
4.00%, 07/01/2024	99		106		4.00%, 02/01/2041	402	426
4.00%, 09/01/2024	63		67		4.00%, 03/01/2041	394	418
4.00%, 11/01/2024	167		180		4.00%, 03/01/2041	175	185
4.00%, 11/01/2024	35		37		4.00%, 08/01/2041	115	122
4.00%, 01/01/2025	109		116		4.00%, 09/01/2041	839	891
4.00%, 03/01/2025	107		114		4.00%, 09/01/2041	287	305
4.00%, 04/01/2025	43		46		4.00%, 09/01/2041	688	730
4.00%, 05/01/2025	111		119		4.00%, 10/01/2041	361	383
4.00%, 05/01/2025	104		111		4.00%, 10/01/2041	77	81
4.00%, 05/01/2025	25		27		4.00%, 10/01/2041	726	771
4.00%, 05/01/2025	101		108		4.00%, 11/01/2041	313	333
4.00%, 05/01/2025	40		43		4.00%, 11/01/2041	131	139
4.00%, 06/01/2025	86		91		4.00%, 11/01/2041	117	125
4.00%, 06/01/2025	40		43		4.00%, 11/01/2041	392	417
4.00%, 08/01/2025	101		108		4.00%, 11/01/2041	558	593
4.00%, 09/01/2025	129		138		4.00%, 12/01/2041	359	381
4.00%, 11/01/2025	159		170		4.00%, 12/01/2041	359	382
4.00%, 12/01/2025	192		205		4.00%, 12/01/2041	1,016	1,079
4.00%, 01/01/2026	95		101		4.00%, 12/01/2041	536	569
4.00%, 03/01/2026	259		276		4.00%, 12/01/2041	204	217
4.00%, 03/01/2026	25		27		4.00%, 12/01/2041	361	384
4.00%, 05/01/2026	137		146		4.00%, 01/01/2042	390	415
4.00%, 06/01/2026	141		151		4.00%, 01/01/2042	494	525
4.00%, 07/01/2026	138		148		4.00%, 02/01/2042	257	275
4.00%, 09/01/2026	292		312		4.00%, 03/01/2042	135	143
4.00%, 04/01/2029	38		41		4.00%, 05/01/2042	975	1,036
4.00%, 10/01/2030	108		116		4.00%, 06/01/2044(f)	12,080	12,803
4.00%, 12/01/2030	156		168		4.50%, 11/01/2014	31	33
4.00%, 02/01/2031	289		311		4.50%, 01/01/2017	1	1
4.00%, 07/01/2031	181		194		4.50%, 02/01/2018	100	106
4.00%, 10/01/2031	297		320		4.50%, 02/01/2018	431	459
4.00%, 11/01/2031	163		175		4.50%, 08/01/2018	677	720
4.00%, 12/01/2031	134		144		4.50%, 04/01/2019	549	584
4.00%, 01/01/2032	207		224		4.50%, 05/01/2019	177	189
4.00%, 03/01/2039	60		64		4.50%, 11/01/2019	24	26
4.00%, 05/01/2039	14		15		4.50%, 09/01/2020	31	33
4.00%, 08/01/2039	185		197		4.50%, 12/01/2020	238	254
4.00%, 08/01/2039	32		34		4.50%, 05/01/2022	84	90
4.00%, 10/01/2039	69		73		4.50%, 02/01/2024	19	20
4.00%, 11/01/2039	211		224		4.50%, 04/01/2024	17	18
4.00%, 12/01/2039	76		80		4.50%, 04/01/2024	11	12
4.00%, 02/01/2040	229		243		4.50%, 11/01/2024	56	61
4.00%, 02/01/2040	8		8		4.50%, 12/01/2024	132	143
4.00%, 05/01/2040	23		25		4.50%, 12/01/2024	68	73
4.00%, 05/01/2040	188		200		4.50%, 02/01/2025	114	122
4.00%, 08/01/2040	110		117		4.50%, 02/01/2025	148	159
4.00%, 10/01/2040	115		122		4.50%, 04/01/2025	25	27
4.00%, 10/01/2040	183		194		4.50%, 04/01/2025	15	16
4.00%, 10/01/2040	188		199		4.50%, 05/01/2025	163	175
4.00%, 10/01/2040	360		382		4.50%, 04/01/2026	237	255
4.00%, 10/01/2040	81		86		4.50%, 07/01/2029	22	24
4.00%, 10/01/2040	68		72		4.50%, 02/01/2030	98	107
4.00%, 10/01/2040	126		134		4.50%, 04/01/2030	40	44
4.00%, 11/01/2040	88		94		4.50%, 08/01/2030	155	169
4.00%, 12/01/2040	392		416		4.50%, 09/01/2030	252	274
4.00%, 12/01/2040	339		360		4.50%, 01/01/2031	108	117
4.00%, 12/01/2040	102		108		4.50%, 04/01/2031	73	80
4.00%, 12/01/2040	233		248		4.50%, 05/01/2031	97	106
4.00%, 12/01/2040	269		285		4.50%, 07/01/2031	381	417
4.00%, 01/01/2041	443		471		4.50%, 08/01/2031	199	218
4.00%, 01/01/2041	1,633		1,733		4.50%, 08/01/2033	17	19
4.00%, 01/01/2041	165		175		4.50%, 08/01/2033	109	118
4.00%, 01/01/2041	279		296		4.50%, 11/01/2033	260	282
4.00%, 01/01/2041	41		43		4.50%, 01/01/2036	11	12
4.00%, 02/01/2041	677		718		4.50%, 03/01/2036	30	32
4.00%, 02/01/2041	395		419		4.50%, 06/01/2038	140	152

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.50%, 01/01/2039	$36		$38		5.00%, 12/01/2020	$4	$4
4.50%, 01/01/2039	14		15		5.00%, 12/01/2020	519	552
4.50%, 02/01/2039	80		86		5.00%, 11/01/2021	46	50
4.50%, 04/01/2039	60		65		5.00%, 02/01/2023	73	78
4.50%, 04/01/2039	282		310		5.00%, 07/01/2023	10	11
4.50%, 04/01/2039	259		283		5.00%, 12/01/2023	20	22
4.50%, 06/01/2039	157		172		5.00%, 12/01/2023	44	47
4.50%, 06/01/2039	93		100		5.00%, 01/01/2024	75	82
4.50%, 06/01/2039	407		445		5.00%, 01/01/2024	106	113
4.50%, 06/01/2039	420		454		5.00%, 07/01/2024	45	50
4.50%, 07/01/2039	312		342		5.00%, 04/01/2029	76	84
4.50%, 07/01/2039	278		301		5.00%, 03/01/2030	143	159
4.50%, 07/01/2039	148		162		5.00%, 08/01/2030	176	197
4.50%, 08/01/2039	161		177		5.00%, 05/01/2033	80	89
4.50%, 09/01/2039	164		177		5.00%, 05/01/2033	51	57
4.50%, 10/01/2039	296		321		5.00%, 07/01/2033	387	430
4.50%, 10/01/2039	481		521		5.00%, 08/01/2033	18	20
4.50%, 12/01/2039	107		115		5.00%, 09/01/2033	173	192
4.50%, 12/01/2039	182		200		5.00%, 11/01/2033	215	238
4.50%, 12/01/2039	395		433		5.00%, 02/01/2034	28	31
4.50%, 12/01/2039	285		312		5.00%, 03/01/2034	38	42
4.50%, 12/01/2039	140		151		5.00%, 03/01/2034	153	170
4.50%, 01/01/2040	371		407		5.00%, 05/01/2034	284	315
4.50%, 02/01/2040	159		174		5.00%, 02/01/2035	272	301
4.50%, 02/01/2040	267		293		5.00%, 03/01/2035	26	29
4.50%, 03/01/2040	171		185		5.00%, 04/01/2035	43	47
4.50%, 03/01/2040	24		25		5.00%, 06/01/2035	532	590
4.50%, 04/01/2040	326		353		5.00%, 07/01/2035	26	29
4.50%, 05/01/2040	484		524		5.00%, 07/01/2035	244	271
4.50%, 05/01/2040	738		804		5.00%, 07/01/2035	75	83
4.50%, 05/01/2040	165		181		5.00%, 09/01/2035	47	52
4.50%, 06/01/2040	135		147		5.00%, 10/01/2035	122	136
4.50%, 07/01/2040	162		177		5.00%, 01/01/2036	233	258
4.50%, 08/01/2040	1,792		1,940		5.00%, 03/01/2036	231	256
4.50%, 08/01/2040	239		258		5.00%, 03/01/2036	501	554
4.50%, 09/01/2040	131		142		5.00%, 07/01/2036	284	315
4.50%, 09/01/2040	191		206		5.00%, 02/01/2037	15	17
4.50%, 09/01/2040	740		801		5.00%, 04/01/2037	4	4
4.50%, 10/01/2040	30		32		5.00%, 07/01/2037	81	89
4.50%, 10/01/2040	621		672		5.00%, 02/01/2038	579	641
4.50%, 02/01/2041	183		198		5.00%, 04/01/2038	83	92
4.50%, 03/01/2041	230		249		5.00%, 06/01/2038	31	34
4.50%, 03/01/2041	176		191		5.00%, 01/01/2039	156	174
4.50%, 04/01/2041	203		220		5.00%, 02/01/2039	197	220
4.50%, 05/01/2041	282		305		5.00%, 03/01/2039	96	107
4.50%, 05/01/2041	463		501		5.00%, 04/01/2039	259	288
4.50%, 05/01/2041	277		300		5.00%, 04/01/2039	95	106
4.50%, 06/01/2041	156		168		5.00%, 04/01/2039	178	198
4.50%, 06/01/2041	268		291		5.00%, 07/01/2039	253	281
4.50%, 06/01/2041	621		672		5.00%, 10/01/2039	207	231
4.50%, 07/01/2041	333		360		5.00%, 12/01/2039	398	442
4.50%, 07/01/2041	201		219		5.00%, 12/01/2039	159	178
4.50%, 07/01/2041	193		209		5.00%, 01/01/2040	324	363
4.50%, 08/01/2041	311		337		5.00%, 02/01/2040	390	437
4.50%, 08/01/2041	364		394		5.00%, 05/01/2040	130	145
4.50%, 09/01/2041	309		335		5.00%, 06/01/2040	313	348
4.50%, 10/01/2041	333		360		5.00%, 06/01/2040	20	23
4.50%, 11/01/2041	314		340		5.00%, 06/01/2040	85	94
4.50%, 11/01/2041	341		369		5.00%, 06/01/2040	313	350
4.50%, 11/01/2041	386		418		5.00%, 08/01/2040	125	138
4.50%, 12/01/2041	370		401		5.00%, 08/01/2040	164	182
4.50%, 06/01/2044(f)	2,600		2,812		5.00%, 08/01/2040	489	544
5.00%, 12/01/2017	15		16		5.00%, 11/01/2040	189	211
5.00%, 04/01/2018	3		3		5.00%, 04/01/2041	151	168
5.00%, 06/01/2018	138		147		5.00%, 05/01/2041	230	255
5.00%, 11/01/2018	14		15		5.00%, 05/01/2041	202	224
5.00%, 06/01/2019	106		114		5.00%, 05/01/2041	217	239
5.00%, 07/01/2019	99		105		5.00%, 05/01/2041	188	208
5.00%, 09/01/2019	524		560		5.00%, 06/01/2044(f)	2,125	2,348

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
5.15%, 06/01/2037(a)	$94		$98		5.50%, 06/01/2038	$12	$13
5.42%, 01/01/2036(a)	36		39		5.50%, 07/01/2038	60	67
5.50%, 02/01/2015	16		17		5.50%, 07/01/2038	91	102
5.50%, 01/01/2017	85		91		5.50%, 08/01/2038	2	2
5.50%, 05/01/2019	20		22		5.50%, 08/01/2038	392	437
5.50%, 01/01/2021	24		26		5.50%, 09/01/2038	8	9
5.50%, 05/01/2021	31		34		5.50%, 09/01/2038	531	597
5.50%, 10/01/2021	27		29		5.50%, 10/01/2038	14	16
5.50%, 11/01/2022	41		44		5.50%, 11/01/2038	32	36
5.50%, 02/01/2023	47		51		5.50%, 11/01/2038	55	61
5.50%, 07/01/2023	45		50		5.50%, 11/01/2038	44	49
5.50%, 12/01/2023	29		31		5.50%, 11/01/2038	303	338
5.50%, 01/01/2025	164		176		5.50%, 11/01/2038	40	45
5.50%, 05/01/2025	165		175		5.50%, 11/01/2038	42	47
5.50%, 06/01/2028	48		53		5.50%, 12/01/2038	107	119
5.50%, 09/01/2028	14		16		5.50%, 12/01/2038	75	85
5.50%, 01/01/2029	26		29		5.50%, 12/01/2038	44	49
5.50%, 12/01/2029	106		118		5.50%, 01/01/2039	71	79
5.50%, 06/01/2033	59		67		5.50%, 04/01/2039	58	64
5.50%, 04/01/2034	209		235		5.50%, 07/01/2039	256	287
5.50%, 04/01/2034	157		176		5.50%, 09/01/2039	168	187
5.50%, 04/01/2034	290		324		5.50%, 10/01/2039	65	73
5.50%, 05/01/2034	178		200		5.50%, 12/01/2039	292	328
5.50%, 06/01/2034	11		13		5.50%, 12/01/2039	121	136
5.50%, 11/01/2034	154		173		5.50%, 06/01/2040	44	49
5.50%, 01/01/2035	37		41		5.50%, 07/01/2040	133	148
5.50%, 01/01/2035	165		185		6.00%, 01/01/2016	1	1
5.50%, 03/01/2035	69		77		6.00%, 10/01/2016	3	3
5.50%, 04/01/2035	9		10		6.00%, 06/01/2017	9	10
5.50%, 04/01/2035	98		109		6.00%, 06/01/2017	79	83
5.50%, 06/01/2035	50		56		6.00%, 11/01/2017	1	1
5.50%, 08/01/2035	45		50		6.00%, 05/01/2024	9	9
5.50%, 09/01/2035	14		16		6.00%, 12/01/2032	93	106
5.50%, 10/01/2035	21		23		6.00%, 01/01/2033	20	22
5.50%, 10/01/2035	22		25		6.00%, 10/01/2033	28	31
5.50%, 12/01/2035	60		67		6.00%, 12/01/2033	67	76
5.50%, 01/01/2036	23		26		6.00%, 10/01/2034	110	125
5.50%, 03/01/2036	205		229		6.00%, 12/01/2034	45	51
5.50%, 04/01/2036	183		205		6.00%, 01/01/2035	192	217
5.50%, 04/01/2036	13		15		6.00%, 07/01/2035	182	205
5.50%, 05/01/2036	247		276		6.00%, 07/01/2035	455	515
5.50%, 07/01/2036	99		111		6.00%, 10/01/2035	172	195
5.50%, 08/01/2036	243		271		6.00%, 05/01/2036	22	25
5.50%, 09/01/2036	110		123		6.00%, 05/01/2036	14	16
5.50%, 09/01/2036	275		308		6.00%, 06/01/2036	111	125
5.50%, 11/01/2036	155		174		6.00%, 11/01/2036	19	21
5.50%, 11/01/2036	42		46		6.00%, 12/01/2036	307	346
5.50%, 11/01/2036	69		77		6.00%, 02/01/2037	163	184
5.50%, 01/01/2037	98		109		6.00%, 02/01/2037	35	39
5.50%, 02/01/2037	184		207		6.00%, 03/01/2037	119	135
5.50%, 02/01/2037	8		9		6.00%, 03/01/2037	326	368
5.50%, 05/01/2037	522		582		6.00%, 06/01/2037	65	73
5.50%, 05/01/2037	87		98		6.00%, 07/01/2037	27	31
5.50%, 06/01/2037	17		19		6.00%, 07/01/2037	51	58
5.50%, 07/01/2037	15		16		6.00%, 09/01/2037	165	186
5.50%, 07/01/2037	23		26		6.00%, 10/01/2037	23	26
5.50%, 08/01/2037	10		11		6.00%, 11/01/2037	6	7
5.50%, 11/01/2037	239		266		6.00%, 11/01/2037	3	4
5.50%, 01/01/2038	27		30		6.00%, 11/01/2037	261	293
5.50%, 01/01/2038	40		45		6.00%, 11/01/2037	34	39
5.50%, 02/01/2038	122		136		6.00%, 11/01/2037	14	15
5.50%, 02/01/2038	262		293		6.00%, 12/01/2037	11	13
5.50%, 03/01/2038	250		278		6.00%, 12/01/2037	58	65
5.50%, 03/01/2038	76		85		6.00%, 01/01/2038	143	161
5.50%, 03/01/2038	116		131		6.00%, 01/01/2038	79	88
5.50%, 05/01/2038	176		196		6.00%, 01/01/2038	46	51
5.50%, 05/01/2038	46		51		6.00%, 02/01/2038	2	3
5.50%, 05/01/2038	297		330		6.00%, 02/01/2038	30	34
5.50%, 06/01/2038	15		17		6.00%, 03/01/2038	54	61

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
					Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)					(continued)
6.00%, 05/01/2038	$10		$11
6.00%, 05/01/2038	23		26		3.00%, 09/20/2028	$94	$99
					3.00%, 01/20/2029	97	102
6.00%, 05/01/2038	8		9		3.00%, 02/20/2041(a)	286	300
6.00%, 05/01/2038	27		30		3.00%, 11/20/2041(a)	450	471
6.00%, 05/01/2038	50		56		3.00%, 02/20/2042(a)	379	397
6.00%, 05/01/2038	161		181		3.00%, 04/20/2042(a)	919	960
6.00%, 05/01/2038	406		456		3.00%, 07/20/2042(a)	519	542
6.00%, 08/01/2038	82		92		3.00%, 09/20/2042	792	800
6.00%, 09/01/2038	260		293
6.00%, 09/01/2038	3		4		3.00%, 12/20/2042	2,871	2,901
					3.00%, 03/20/2043	821	829
6.00%, 10/01/2038	45		51		3.00%, 03/20/2043	1,206	1,218
6.00%, 10/01/2038	170		190
6.00%, 12/01/2038	34		39		3.00%, 03/20/2044	990	999
					3.00%, 06/01/2044	10,775	10,852
6.00%, 10/01/2039	90		101		3.00%, 06/01/2044(f)	3,800	3,829
6.00%, 04/01/2040	198		223
6.00%, 09/01/2040	61		69		3.50%, 12/15/2025	73	77
					3.50%, 05/15/2026	91	97
6.00%, 10/01/2040	221		248		3.50%, 03/20/2027	213	225
6.50%, 06/01/2016	2		3
6.50%, 12/01/2016	54		56		3.50%, 04/20/2027	345	365
					3.50%, 07/20/2040	89	94
6.50%, 05/01/2018	1		1		3.50%, 01/20/2041	304	317
6.50%, 07/01/2020	10		10		3.50%, 03/20/2041(a)	430	455
6.50%, 06/01/2024	3		3		3.50%, 11/15/2041	222	232
6.50%, 12/01/2031	4		5		3.50%, 11/20/2041	108	112
6.50%, 03/01/2032	7		8
6.50%, 07/01/2032	29		33		3.50%, 01/15/2042	246	256
					3.50%, 01/20/2042	430	448
6.50%, 11/01/2033	42		48		3.50%, 02/15/2042	556	580
6.50%, 08/01/2034	104		120
6.50%, 09/01/2034	81		92		3.50%, 02/15/2042	469	488
					3.50%, 02/20/2042	416	433
6.50%, 10/01/2034	25		29		3.50%, 03/15/2042	417	434
6.50%, 10/01/2036	318		359
6.50%, 03/01/2037	77		87		3.50%, 03/20/2042	481	501
					3.50%, 04/20/2042	975	1,016
6.50%, 07/01/2037	30		34		3.50%, 05/20/2042	2,087	2,176
6.50%, 07/01/2037	41		46
6.50%, 08/01/2037	42		48		3.50%, 06/20/2042	2,089	2,178
					3.50%, 07/20/2042	567	591
6.50%, 09/01/2037	14		16		3.50%, 08/20/2042	144	150
6.50%, 10/01/2037	341		385
6.50%, 11/01/2037	19		21		3.50%, 01/15/2043	1,496	1,559
					3.50%, 01/20/2043	979	1,021
6.50%, 11/01/2037	151		170		3.50%, 03/20/2043	1,159	1,208
6.50%, 12/01/2037	14		16		3.50%, 04/20/2043	1,187	1,237

6.50%, 01/01/2038	78		89		3.50%, 06/01/2044 (f)	300	312
6.50%, 02/01/2038	33		37		3.50%, 06/01/2044	12,550	13,062
6.50%, 03/01/2038	208		235
6.50%, 03/01/2038	20		23		4.00%, 08/15/2024	102	108
					4.00%, 12/15/2024	95	102
6.50%, 05/01/2038	90		101		4.00%, 11/15/2025	80	86
6.50%, 05/01/2038	281		316
6.50%, 09/01/2038	33		37		4.00%, 05/15/2026	88	94
					4.00%, 06/15/2039	60	64
6.50%, 01/01/2039	159		179		4.00%, 07/20/2040	216	231
6.50%, 05/01/2039	163		184
6.50%, 10/01/2039	67		76		4.00%, 08/15/2040	158	169
					4.00%, 09/15/2040	170	182
6.50%, 10/01/2039	377		426		4.00%, 09/15/2040	242	259
7.00%, 12/01/2037	60		65
7.00%, 12/01/2037	82		90		4.00%, 10/15/2040	236	252
					4.00%, 11/15/2040	40	43
7.50%, 05/01/2031	40		48		4.00%, 11/15/2040	219	234
			$206,202		4.00%, 11/20/2040	154	165
Government National Mortgage Association (GNMA) -					4.00%, 12/20/2040	251	269
7.97%					4.00%, 01/15/2041	244	264
2.00%, 10/20/2042(a)	264		274
					4.00%, 01/15/2041	179	191
2.00%, 01/20/2043	277		285		4.00%, 01/15/2041	521	557
2.00%, 06/20/2043(a)	351		361
					4.00%, 01/20/2041	490	525
2.50%, 09/20/2027	727		749		4.00%, 05/15/2041	262	280
2.50%, 04/20/2028	96		99		4.00%, 05/15/2041	159	170
2.50%, 07/20/2028	187		192		4.00%, 05/15/2041	47	51
2.50%, 12/20/2040	110		116		4.00%, 06/15/2041	38	41
2.50%, 02/20/2042(a)	348		358
2.50%, 01/20/2043(a)	264		271		4.00%, 07/15/2041	329	351
					4.00%, 07/15/2041	193	206
2.50%, 07/20/2043	439		426		4.00%, 07/20/2041(a)	130	137
2.50%, 06/01/2044(f)	300		290
					4.00%, 07/20/2041	182	194
3.00%, 04/15/2027	469		492		4.00%, 08/15/2041	86	91
3.00%, 09/20/2027	699		732		4.00%, 08/15/2041	140	149

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)					Government National Mortgage Association (GNMA)
(continued)					(continued)
4.00%, 09/15/2041	$490		$524		4.50%, 09/20/2041	$171	$187
4.00%, 09/20/2041	45		48		4.50%, 11/20/2041	888	969
4.00%, 10/15/2041	206		220		4.50%, 12/20/2041	175	191
4.00%, 10/15/2041	271		289		4.50%, 01/20/2042	1,267	1,383
4.00%, 11/20/2041	796		852		4.50%, 02/20/2042	633	690
4.00%, 12/15/2041	88		94		4.50%, 03/20/2042	162	177
4.00%, 12/15/2041	307		329		4.50%, 04/20/2042	315	344
4.00%, 12/20/2041	299		320		4.50%, 05/20/2043	782	853
4.00%, 01/20/2042	684		732		4.50%, 06/01/2044	2,550	2,777
4.00%, 02/20/2042	1,384		1,481		5.00%, 08/15/2033	256	284
4.00%, 03/20/2042	1,573		1,683		5.00%, 02/15/2034	290	322
4.00%, 02/20/2043	876		937		5.00%, 08/15/2035	186	205
4.00%, 06/20/2043	23		24		5.00%, 01/20/2037	248	273
4.00%, 06/01/2044(f)	400		427		5.00%, 02/20/2038	163	179
4.00%, 06/01/2044	8,300		8,863		5.00%, 04/20/2038	319	350
4.50%, 04/20/2026	62		66		5.00%, 05/15/2038	119	130
4.50%, 06/15/2034	8		9		5.00%, 06/20/2038	192	211
4.50%, 03/15/2039	151		165		5.00%, 10/15/2038	103	113
4.50%, 03/15/2039	121		131		5.00%, 03/15/2039	204	224
4.50%, 03/20/2039	257		281		5.00%, 05/15/2039	62	69
4.50%, 05/15/2039	97		106		5.00%, 06/15/2039	198	220
4.50%, 05/15/2039	90		98		5.00%, 06/15/2039	163	180
4.50%, 05/15/2039	289		317		5.00%, 06/20/2039	218	240
4.50%, 05/15/2039	98		107		5.00%, 07/15/2039	161	178
4.50%, 06/15/2039	475		519		5.00%, 07/15/2039	192	210
4.50%, 07/15/2039	117		128		5.00%, 07/15/2039	154	171
4.50%, 09/15/2039	169		185		5.00%, 07/15/2039	213	237
4.50%, 11/15/2039	116		127		5.00%, 08/15/2039	178	198
4.50%, 11/15/2039	689		754		5.00%, 09/15/2039	71	78
4.50%, 12/15/2039	334		364		5.00%, 09/15/2039	175	194
4.50%, 01/15/2040	386		422		5.00%, 09/15/2039	183	202
4.50%, 02/15/2040	75		81		5.00%, 09/15/2039	160	175
4.50%, 02/15/2040	74		80		5.00%, 11/15/2039	210	234
4.50%, 02/15/2040	190		207		5.00%, 12/15/2039	52	58
4.50%, 02/15/2040	117		127		5.00%, 02/15/2040	209	233
4.50%, 02/15/2040	89		97		5.00%, 02/15/2040	217	242
4.50%, 02/15/2040	67		73		5.00%, 02/15/2040	12	13
4.50%, 03/15/2040	168		183		5.00%, 04/15/2040	153	168
4.50%, 05/15/2040	167		182		5.00%, 05/15/2040	188	209
4.50%, 06/15/2040	163		178		5.00%, 05/20/2040	68	75
4.50%, 06/15/2040	147		160		5.00%, 06/15/2040	159	175
4.50%, 07/15/2040	174		190		5.00%, 06/15/2040	84	92
4.50%, 07/15/2040	131		144		5.00%, 06/20/2040	273	301
4.50%, 08/15/2040	242		264		5.00%, 07/15/2040	129	143
4.50%, 08/15/2040	186		203		5.00%, 07/20/2040	281	312
4.50%, 08/15/2040	245		267		5.00%, 01/20/2041	144	159
4.50%, 08/15/2040	196		214		5.00%, 02/20/2041	339	376
4.50%, 09/15/2040	205		224		5.00%, 05/20/2041	310	343
4.50%, 09/15/2040	260		284		5.00%, 06/20/2041	83	91
4.50%, 10/15/2040	242		264		5.00%, 07/20/2041	128	142
4.50%, 12/15/2040	130		142		5.00%, 08/20/2041	908	1,003
4.50%, 01/20/2041	244		266		5.00%, 10/20/2041	106	117
4.50%, 01/20/2041	287		314		5.00%, 11/20/2041	294	323
4.50%, 02/20/2041	292		318		5.00%, 12/20/2041	229	253
4.50%, 02/20/2041	265		290		5.00%, 02/20/2042	430	475
4.50%, 03/15/2041	119		130		5.00%, 03/20/2042	337	372
4.50%, 03/20/2041	262		287		5.00%, 04/20/2042	978	1,075
4.50%, 03/20/2041	159		174		5.00%, 05/20/2043	97	107
4.50%, 04/15/2041	25		28		5.00%, 06/01/2044	200	220
4.50%, 04/15/2041	133		145		5.50%, 01/15/2024	41	44
4.50%, 04/20/2041	314		343		5.50%, 05/20/2032	3	3
4.50%, 05/15/2041	221		241		5.50%, 11/15/2033	118	133
4.50%, 05/15/2041	185		202		5.50%, 03/15/2034	45	51
4.50%, 06/15/2041	157		171		5.50%, 04/15/2034	52	59
4.50%, 06/20/2041	364		397		5.50%, 07/15/2034	36	41
4.50%, 07/15/2041	145		158		5.50%, 11/15/2034	166	190
4.50%, 07/15/2041	200		218		5.50%, 02/15/2035	92	104
4.50%, 07/20/2041	1,888		2,060		5.50%, 03/15/2036	57	64
4.50%, 08/20/2041	284		310		5.50%, 04/15/2036	86	96

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)					U.S. Treasury (continued)
					0.25%, 10/31/2015	$2,900	$2,903
5.50%, 11/20/2036	$21		$23		0.25%, 11/30/2015	2,675	2,677
5.50%, 12/15/2036	59		66		0.25%, 12/15/2015	5,369	5,371
5.50%, 04/15/2037	182		204		0.25%, 12/31/2015	2,685	2,686
5.50%, 05/15/2038	76		85
5.50%, 06/15/2038	95		107		0.25%, 02/29/2016	3,700	3,698
					0.25%, 04/15/2016	2,018	2,015
5.50%, 06/15/2038	173		193		0.25%, 05/15/2016	3,018	3,012
5.50%, 10/20/2038	233		260
5.50%, 11/15/2038	90		100		0.38%, 06/15/2015	2,785	2,792
					0.38%, 06/30/2015	2,900	2,908
5.50%, 12/20/2038	91		102		0.38%, 08/31/2015	3,155	3,164
5.50%, 01/15/2039	108		120
5.50%, 01/15/2039	170		189		0.38%, 11/15/2015	2,781	2,788
					0.38%, 01/15/2016	3,850	3,858
5.50%, 01/15/2039	80		90		0.38%, 01/31/2016	2,725	2,731
5.50%, 01/15/2039	22		25
5.50%, 02/15/2039	60		67		0.38%, 02/15/2016	1,587	1,590
					0.38%, 03/15/2016	3,009	3,013
5.50%, 05/15/2039	23		25		0.38%, 03/31/2016	2,845	2,849
5.50%, 12/15/2039	125		139
5.50%, 07/20/2040	129		146		0.38%, 04/30/2016	2,870	2,872
					0.50%, 06/15/2016	3,500	3,508
5.50%, 11/15/2040	91		103		0.50%, 07/31/2017	3,105	3,069
5.50%, 04/20/2041	304		341
5.50%, 10/20/2041	282		315		0.63%, 07/15/2016	2,000	2,009
					0.63%, 08/15/2016	2,970	2,981
5.50%, 11/20/2041	302		343		0.63%, 11/15/2016	2,500	2,504
5.50%, 11/20/2042	650		727
6.00%, 07/20/2028	1		1		0.63%, 12/15/2016	1,175	1,176
					0.63%, 02/15/2017	2,580	2,577
6.00%, 07/15/2032	5		6		0.63%, 05/31/2017	3,046	3,030
6.00%, 12/15/2032	5		6
6.00%, 10/15/2034	106		122		0.63%, 08/31/2017	2,828	2,802
					0.63%, 09/30/2017	2,328	2,303
6.00%, 04/15/2035	71		82		0.63%, 11/30/2017	5,833	5,756
6.00%, 04/15/2036	64		73
6.00%, 06/15/2036	123		142		0.63%, 04/30/2018	3,423	3,351
					0.75%, 01/15/2017	2,555	2,563
6.00%, 04/15/2037	196		226		0.75%, 03/15/2017	2,665	2,669
6.00%, 05/15/2037	154		173
6.00%, 10/20/2037	275		312		0.75%, 06/30/2017	2,882	2,875
					0.75%, 10/31/2017	3,108	3,084
6.00%, 11/20/2037	102		116		0.75%, 12/31/2017	5,224	5,168
6.00%, 01/15/2038	70		79
6.00%, 01/15/2038	114		128		0.75%, 02/28/2018	5,062	4,994
					0.75%, 03/31/2018	3,104	3,057
6.00%, 02/15/2038	358		403		0.88%, 09/15/2016	2,500	2,522
6.00%, 08/15/2038	66		74
6.00%, 10/15/2038	32		36		0.88%, 11/30/2016	2,703	2,723
					0.88%, 12/31/2016	2,326	2,341
6.00%, 11/15/2038	188		211		0.88%, 01/31/2017	3,120	3,139
6.00%, 12/15/2038	100		112
6.00%, 01/15/2039	283		319		0.88%, 02/28/2017	2,400	2,412
					0.88%, 04/15/2017	2,690	2,701
6.00%, 09/15/2039	209		238		0.88%, 04/30/2017	1,706	1,712
6.00%, 09/15/2039	322		362
6.00%, 10/15/2039	21		24		0.88%, 01/31/2018	5,517	5,477
					0.88%, 07/31/2019	918	885
6.00%, 04/15/2040	27		30		1.00%, 08/31/2016	4,200	4,250
6.00%, 06/15/2040	3		3
6.00%, 12/15/2040	87		98		1.00%, 09/30/2016	4,467	4,519
					1.00%, 10/31/2016	4,852	4,905
6.00%, 01/20/2042	287		326		1.00%, 03/31/2017	2,895	2,917
6.50%, 05/15/2023	2		3
6.50%, 10/20/2028	4		4		1.00%, 05/31/2018	2,518	2,498
					1.00%, 06/30/2019	985	958
6.50%, 05/20/2029	3		3		1.00%, 08/31/2019	1,000	969
6.50%, 02/20/2032	2		3
6.50%, 05/20/2032	22		26		1.00%, 09/30/2019	2,328	2,252
6.50%, 05/15/2037	183		208		1.00%, 11/30/2019	2,113	2,037
6.50%, 08/20/2038	85		96		1.13%, 05/31/2019	1,130	1,108
					1.13%, 03/31/2020	1,357	1,308
6.50%, 09/15/2038	88		100		1.13%, 04/30/2020	1,267	1,219
7.00%, 01/15/2028	4		5
7.00%, 03/15/2029	7		8		1.25%, 08/31/2015	7,098	7,196
					1.25%, 09/30/2015	5,225	5,300
7.00%, 07/15/2031	5		5		1.25%, 10/31/2015	5,154	5,231
8.00%, 08/20/2029	1		1		1.25%, 10/31/2018	2,000	1,991
			$122,495		1.25%, 11/30/2018	2,900	2,883
U.S. Treasury - 33.61%					1.25%, 01/31/2019	3,484	3,455
0.25%, 07/15/2015	1,928		1,930		1.25%, 10/31/2019	411	402
0.25%, 07/31/2015	2,839		2,843		1.25%, 02/29/2020	2,463	2,395
0.25%, 08/15/2015	2,945		2,949		1.38%, 11/30/2015	2,843	2,892
0.25%, 09/15/2015	3,500		3,504		1.38%, 06/30/2018	2,500	2,514
0.25%, 09/30/2015	3,500		3,504		1.38%, 07/31/2018	3,930	3,947
0.25%, 10/15/2015	2,289		2,291		1.38%, 09/30/2018	4,076	4,085

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)					U.S. Treasury (continued)
1.38%, 11/30/2018	$2,299		$2,299		3.00%, 02/28/2017	$2,960	$3,146
1.38%, 12/31/2018	2,700		2,697		3.00%, 05/15/2042	2,962	2,807
1.38%, 02/28/2019	1,126		1,121		3.13%, 10/31/2016	3,213	3,412
1.38%, 01/31/2020	1,548		1,518		3.13%, 01/31/2017	1,564	1,666
1.38%, 05/31/2020	1,718		1,675		3.13%, 04/30/2017	610	651
1.50%, 06/30/2016	2,532		2,589		3.13%, 05/15/2019	2,583	2,781
1.50%, 07/31/2016	2,498		2,555		3.13%, 05/15/2021	1,420	1,524
1.50%, 08/31/2018	3,943		3,978		3.13%, 11/15/2041	2,258	2,198
1.50%, 12/31/2018	5,000		5,020		3.13%, 02/15/2042	2,850	2,770
1.50%, 01/31/2019	1,840		1,845		3.13%, 02/15/2043	2,845	2,752
1.50%, 02/28/2019	3,700		3,708		3.25%, 05/31/2016	663	701
1.50%, 03/31/2019	80		80		3.25%, 06/30/2016	500	529
1.63%, 03/31/2019	1,500		1,510		3.25%, 07/31/2016	2,500	2,652
1.63%, 08/15/2022	1,732		1,651		3.25%, 12/31/2016	902	963
1.63%, 11/15/2022	3,176		3,013		3.25%, 03/31/2017	2,038	2,182
1.75%, 07/31/2015	3,765		3,835		3.38%, 11/15/2019	5,462	5,960
1.75%, 05/31/2016	3,097		3,182		3.50%, 02/15/2018	2,210	2,403
1.75%, 10/31/2018	2,592		2,638		3.50%, 05/15/2020	3,868	4,248
1.75%, 10/31/2020	2,600		2,573		3.50%, 02/15/2039	270	284
1.75%, 05/15/2022	3,204		3,097		3.63%, 08/15/2019	3,730	4,114
1.75%, 05/15/2023	5,287		5,026		3.63%, 02/15/2020	3,623	4,003
1.88%, 06/30/2015	3,631		3,700		3.63%, 02/15/2021	3,100	3,430
1.88%, 08/31/2017	2,178		2,246		3.63%, 08/15/2043	2,300	2,441
1.88%, 09/30/2017	1,273		1,311		3.63%, 02/15/2044	2,170	2,302
1.88%, 10/31/2017	3,152		3,248		3.75%, 11/15/2018	3,000	3,314
1.88%, 06/30/2020	1,500		1,504		3.75%, 08/15/2041	1,903	2,078
2.00%, 01/31/2016	1,859		1,912		3.75%, 11/15/2043	2,355	2,555
2.00%, 04/30/2016	1,706		1,760		3.88%, 05/15/2018	2,014	2,225
2.00%, 07/31/2020	1,905		1,923		3.88%, 08/15/2040	1,135	1,265
2.00%, 09/30/2020	1,600		1,610		4.00%, 08/15/2018	1,500	1,670
2.00%, 11/30/2020	2,400		2,409		4.13%, 05/15/2015	647	672
2.00%, 02/28/2021	1,390		1,391		4.25%, 08/15/2015	1,624	1,704
2.00%, 11/15/2021	3,828		3,797		4.25%, 11/15/2017	656	729
2.00%, 02/15/2022	2,359		2,332		4.25%, 11/15/2040	2,153	2,548
2.00%, 02/15/2023	5,041		4,913		4.38%, 11/15/2039	1,336	1,608
2.13%, 05/31/2015	246		251		4.38%, 05/15/2040	3,530	4,256
2.13%, 12/31/2015	2,179		2,244		4.38%, 05/15/2041	993	1,200
2.13%, 02/29/2016	1,007		1,040		4.50%, 11/15/2015	1,854	1,969
2.13%, 08/31/2020	2,600		2,638		4.50%, 02/15/2016	2,669	2,862
2.13%, 01/31/2021	2,470		2,493		4.50%, 02/15/2036	877	1,071
2.13%, 08/15/2021	2,503		2,512		4.50%, 08/15/2039	614	752
2.25%, 03/31/2016	578		598		4.63%, 11/15/2016	1,153	1,267
2.25%, 11/30/2017	1,014		1,057		4.63%, 02/15/2017	1,300	1,438
2.25%, 03/31/2021	2,580		2,620		4.63%, 02/15/2040	1,949	2,437
2.25%, 04/30/2021	2,600		2,639		4.75%, 08/15/2017	979	1,099
2.38%, 03/31/2016	3,000		3,114		4.75%, 02/15/2037	600	758
2.38%, 07/31/2017	1,295		1,355		4.75%, 02/15/2041	649	829
2.38%, 05/31/2018	1,317		1,378		4.88%, 08/15/2016	636	698
2.38%, 06/30/2018	2,230		2,333		5.13%, 05/15/2016	1,090	1,191
2.38%, 12/31/2020	1,675		1,719		5.25%, 11/15/2028	1,000	1,289
2.50%, 06/30/2017	1,217		1,279		5.25%, 02/15/2029	1,725	2,225
2.50%, 08/15/2023	599		605		5.50%, 08/15/2028	371	489
2.63%, 04/30/2016	1		1		6.00%, 02/15/2026	380	511
2.63%, 01/31/2018	1,171		1,237		6.13%, 11/15/2027	839	1,161
2.63%, 08/15/2020	2,930		3,062		6.13%, 08/15/2029	173	243
2.63%, 11/15/2020	7,367		7,688		6.25%, 08/15/2023	1,620	2,151
2.75%, 11/30/2016	1,324		1,396		6.25%, 05/15/2030	36	51
2.75%, 05/31/2017	1,118		1,183		6.50%, 11/15/2026	1,311	1,850
2.75%, 12/31/2017	1,110		1,177		6.63%, 02/15/2027	346	495
2.75%, 02/28/2018	320		340		6.75%, 08/15/2026	1,400	2,007
2.75%, 02/15/2019	2,890		3,062		7.25%, 05/15/2016	576	653
2.75%, 11/15/2023	7,120		7,331		7.25%, 08/15/2022	476	658
2.75%, 02/15/2024	5,060		5,199		7.50%, 11/15/2016	2,952	3,452
2.75%, 08/15/2042	2,409		2,164		7.63%, 11/15/2022	505	716
2.75%, 11/15/2042	2,931		2,628		7.88%, 02/15/2021	180	248
2.88%, 03/31/2018	2,110		2,249		8.00%, 11/15/2021	455	641
2.88%, 05/15/2043	4,306		3,953		8.75%, 05/15/2017	830	1,024
3.00%, 08/31/2016	2,144		2,265		8.75%, 05/15/2020	1,000	1,398
3.00%, 09/30/2016	2,078		2,199		8.88%, 08/15/2017	1,294	1,621

See accompanying notes.

			Schedule of Investments
			Bond Market Index Fund
			May 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

U.S. Treasury (continued)
9.25%, 02/15/2016	$1,300		$1,498
9.88%, 11/15/2015	161		183
10.63%, 08/15/2015	441		497
			$516,417
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$965,220
Total Investments			$1,654,726
Liabilities in Excess of Other Assets, Net - (7.69)%			$(118,151)
TOTAL NET ASSETS - 100.00%			$1,536,575

(a)	Variable Rate. Rate shown is in effect at May 31, 2014.
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $500 or 0.03% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,279 or 0.28% of net assets.
(d)	Non-Income Producing Security
(e)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector	Percent
Government	41 .18%
Mortgage Securities	31 .00%
Financial	8.67%
Exchange Traded Funds	8.37%
Consumer, Non-cyclical	3.61%
Energy	3.19%
Communications	2.77%
Utilities	2.03%
Industrial	1.71%
Consumer, Cyclical	1.42%
Basic Materials	1.17%
Technology	1.05%
Revenue Bonds	0.62%
Asset Backed Securities	0.40%
General Obligation Unlimited	0.40%
Insured	0.06%
General Obligation Limited	0.02%
Diversified	0.02%
Investments Sold Short	(0.36)%
Liabilities in Excess of Other Assets, Net	(7.33)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

			Schedule of Investments
			Bond Market Index Fund
			May 31, 2014 (unaudited)

			Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.36)%	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.11)%
4.50%, 06/01/2029	$700		$744
5.00%, 06/01/2029	200		213
5.50%, 06/01/2044	700		778
			$1,735

Federal National Mortgage Association (FNMA) - (0.17)%
4.00%, 06/01/2029	500		532
4.50%, 06/01/2029	1,925		2,048
			$2,580
Government National Mortgage Association (GNMA) -
(0.08)%
5.50%, 06/01/2044	$200		$223
5.50%, 06/01/2044	900		1,002
			$1,225
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			$5,540
OBLIGATIONS (proceeds $5,523)
TOTAL SHORT SALES (proceeds $5,523)			$5,540

See accompanying notes.

Schedule of Investments Capital Securities Fund May 31, 2014 (unaudited)

	PREFERRED STOCKS - 12.90%	Shares Held	Value	(000	's)		Principal

Banks	- 4.13%					BONDS (continued)	Amount (000's)	Value (000's)
	Fifth Third Bancorp	70,000		$1,865		Insurance (continued)
						Lincoln National Corp
						6.05%, 04/20/2067(b)	$800	$812
	Electric - 2.35%					MetLife Inc
	Georgia Power Co 6.50%	10,000		1,061		10.75%, 08/01/2069	400	624
						Nationwide Financial Services Inc
	Telecommunications - 6.42%					6.75%, 05/15/2067	500	520
	Centaur Funding Corp 9.08% (a)	2,329		2,900		Nippon Life Insurance Co
						5.00%, 10/18/2042(a),(b)	1,525	1,636
	TOTAL PREFERRED STOCKS			$5,826		PartnerRe Finance II Inc
		Principal				6.44%, 12/01/2066(b)	1,000	1,028
BONDS	- 82.23%	Amount (000's)	Value	(000	's)	Prudential PLC
						7.75%, 12/29/2049	2,000	2,180
Banks	- 43.99%					Voya Financial Inc
	Banco do Brasil SA/Cayman					5.65%, 05/15/2053(b)	1,000	1,014
	9.25%, 10/29/2049(a),(b)	$1,000		$1,075
								$12,930
	Barclays Bank PLC
	6.28%, 12/29/2049	600		636		Pipelines - 0.84%
	7.75%, 04/10/2023(b)	1,200		1,344		DCP Midstream LLC
	Cooperatieve Centrale Raiffeisen-					5.85%, 05/21/2043(a),(b)	400	378
	Boerenleenbank BA/Netherlands
	11.00%, 12/29/2049(a),(b)	600		805		TOTAL BONDS		$37,129
	Credit Agricole SA					Total Investments		$42,955
	6.64%, 05/29/2049(a),(b)	855		904		Other Assets in Excess of Liabilities, Net - 4.87%		$2,197
	Credit Suisse Group AG					TOTAL NET ASSETS - 100.00%		$45,152
	7.50%, 12/11/2049(a),(b)	1,300		1,419
	Goldman Sachs Group Inc/The
	5.70%, 12/29/2049(b)	1,000		1,050		(a)	Security exempt from registration under Rule 144A of the Securities Act of
	HBOS Capital Funding LP					1933. These securities may be resold in transactions exempt from
	6.07%, 06/29/2049(a),(b)	1,000		1,000		registration, normally to qualified institutional buyers. Unless otherwise
	HSBC Capital Funding LP/Jersey					indicated, these securities are not considered illiquid. At the end of the
	10.18%, 12/29/2049(a),(b)	500		739		period, the value of these securities totaled $14,872 or 32.94% of net
	JP Morgan Chase & Co					assets.
	6.75%, 01/29/2049(b)	1,400		1,512		(b)	Variable Rate. Rate shown is in effect at May 31, 2014.
	M&T Bank Corp
	6.45%, 12/29/2049(b)	1,300		1,375
	Morgan Stanley					Portfolio Summary (unaudited)
	5.45%, 12/29/2049(b)	1,500		1,552
	SocieteGeneraleSA					Sector		Percent

	7.88%, 12/18/2049 (b)	500		526		Financial		82 .51%
	7.88%, 12/29/2049(a),(b)	1,000		1,053		Communications		6.42%
	8.25%, 09/29/2049(b)	750		821		Utilities		5.36%
	UBS AG/Jersey					Energy		0.84%
	7.25%, 02/22/2022(b)	1,200		1,320		Other Assets in Excess of Liabilities, Net		4.87%
	Wells Fargo & Co					TOTAL NET ASSETS		100.00%
	7.98%, 12/31/2049(b)	2,400		2,733
				$19,864

	Diversified Financial Services - 5.75%
	General Electric Capital Corp
	7.13%, 12/29/2049(b)	2,200		2,596

	Electric - 3.01%
	Electricite de France
	5.25%, 01/29/2049(a),(b)	1,000		1,028
	RWE AG
	7.00%, 10/12/2072(b)	300		333
				$1,361

	Insurance - 28.64%
	ACE Capital Trust II
	9.70%, 04/01/2030	1,000		1,476
	Aon Corp
	8.21%, 01/01/2027	1,000		1,286
	Catlin Insurance Co Ltd
	7.25%, 07/29/2049(a)	1,300		1,345
	Everest Reinsurance Holdings Inc
	6.60%, 05/01/2067(b)	400		419
	Liberty Mutual Group Inc
	7.80%, 03/07/2087(a)	500		590

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund May 31, 2014 (unaudited)

COMMON STOCKS - 49.79%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Agriculture - 0.26%					Electronics - 0.07%
Adecoagro SA (a)	20,546		$187		Trimble Navigation Ltd (a)	51,022		$1,840
Archer-Daniels-Midland Co	55,808		2,508
Bunge Ltd	31,354		2,437
Genus PLC	27,946		502		Engineering & Construction - 1.36%
					Ferrovial SA	703,700		15,236
Japfa Comfeed Indonesia Tbk PT	5,841,900		659		Flughafen Zuerich AG (b)	13,800		8,610
			$6,293		Obrascon Huarte Lain SA	126,700		5,520
Automobile Manufacturers - 0.08%					Vinci SA	54,300		4,022
Mahindra & Mahindra Ltd	27,387		565					$33,388
Mahindra & Mahindra Ltd - Warrants (a)	67,427		1,410
					Environmental Control - 0.42%
			$1,975		Darling Ingredients Inc (a)	80,082		1,601
Automobile Parts & Equipment - 0.02%					Waste Connections Inc	191,000		8,704
Titan International Inc	32,229		510					$10,305

					Food - 1.04%
Beverages - 0.02%					Ajinomoto Co Inc	100,000		1,566
Mcleod Russel India Ltd - Warrants (a)	127,912		580		Almarai Co - Warrants (a)	51,019		954
					Aryzta AG (a)	13,933		1,301
					Associated British Foods PLC	13,498		683
Building Materials - 0.13%					BRF SA	35,100		759
Duratex SA	450,700		1,839
Louisiana-Pacific Corp (a)	73,483		1,043		Cal-Maine Foods Inc	14,930		1,041
					Charoen Pokphand Foods PCL (c)	713,600		604
Norbord Inc	14,302		361		China Mengniu Dairy Co Ltd	379,000		1,864
			$3,243		ConAgra Foods Inc	34,862		1,126
Chemicals - 1.19%					Fuji Oil Co Ltd/Osaka	67,600		847
Agrium Inc	40,062		3,597		Hormel Foods Corp	37,346		1,838
CF Industries Holdings Inc	8,799		2,141		Iwatsuka Confectionery Co Ltd	7,800		390
China BlueChemical Ltd	2,394,000		1,283		JBS SA	191,600		640
Givaudan SA (a),(b)	1,512		2,483		Kato Sangyo Co Ltd	10,800		229
International Flavors & Fragrances Inc	6,810		676		Koninklijke Wessanen NV	73,862		452
Israel Chemicals Ltd	215,405		1,901		Marine Harvest ASA	1		—
Mosaic Co/The	67,639		3,381		McCormick & Co Inc/MD	13,575		982
Potash Corp of Saskatchewan Inc	66,654		2,419		Nutreco NV	22,142		976
Potash Corp of Saskatchewan Inc	31,975		1,162		Saputo Inc	40,345		2,182
Sensient Technologies Corp	20,902		1,145		Sysco Corp	65,971		2,476
Symrise AG	17,693		960		Tate & Lyle PLC	77,015		894
Syngenta AG	7,322		2,818		Toyo Suisan Kaisha Ltd	38,000		1,159
Tessenderlo Chemie NV	25,444		766		Tyson Foods Inc	26,903		1,142
Uralkali OJSC	115,446		2,581		Want Want China Holdings Ltd	989,000		1,382
Yara International ASA	41,536		1,897					$25,487

			$29,210		Forest Products & Paper - 1.91%
Coal - 0.06%					Acadian Timber Corp	37,485		425
Consol Energy Inc	35,198		1,555		BillerudKorsnas AB	58,672		882
					Canfor Corp (a)	112,945		2,493
					Clearwater Paper Corp (a)	12,036		747
Commercial Services - 1.34%					Deltic Timber Corp	48,553		2,974
Atlantia SpA	437,100		12,151		Empresas CMPC SA	647,041		1,418
CCR SA	1,055,700		8,322		Fibria Celulose SA ADR(a)	73,912		697
Multi-Color Corp	11,850		416		Holmen AB	89,083		3,246
Transurban Group	1,457,993		10,094		Interfor Corp (a)	99,507		1,466
Zhejiang Expressway Co Ltd	1,920,300		1,904		International Paper Co	19,541		931
			$32,887		KapStone Paper and Packaging Corp (a)	25,978		755
Consumer Products - 0.08%					Klabin SA	793,600		4,031
Kimberly-Clark Corp	16,557		1,860		Masisa SA	2,565,752		121
					MeadWestvaco Corp	46,520		1,888
					Metsa Board OYJ	98,037		461
Cosmetics & Personal Care - 0.06%					Mondi PLC	215,605		3,878
Unicharm Corp	23,400		1,422		Nine Dragons Paper Holdings Ltd	180,000		117
					Nippon Paper Industries Co Ltd	40,500		832
Diversified Financial Services - 0.17%					PH Glatfelter Co	9,567		252
COSCO Pacific Ltd	3,247,700		4,296		Pope Resources	23,504		1,581
					Portucel SA	132,873		657
					Smurfit Kappa Group PLC	27,633		665
Electric - 0.72%					Smurfit Kappa Group PLC	52,553		1,269
GDF Suez	311,800		8,702		Stora Enso OYJ	296,734		3,044
Infraestructura Energetica Nova SAB de CV	444,400		2,436		Sumitomo Forestry Co Ltd	94,100		1,017
Origin Energy Ltd	462,200		6,503		Suzano Papel e Celulose SA	201,100		715
			$17,641		Svenska Cellulosa AB SCA	143,379		3,992
					TFS Corp Ltd	508,741		839
					UPM-Kymmene OYJ	44,383		782

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Forest Products & Paper (continued)					Mining (continued)
Wausau Paper Corp	34,332		$365		Silver Wheaton Corp	18,135		$373
West Fraser Timber Co Ltd	72,524		3,331		Southern Copper Corp	9,630		286
Western Forest Products Inc	510,585		1,083		Tahoe Resources Inc (a)	17,354		360
			$46,954					$8,800

Gas - 3.92%					Miscellaneous Manufacturing - 0.08%
Beijing Enterprises Holdings Ltd	1,156,100		9,895		LSB Industries Inc (a)	20,297		775
ENN Energy Holdings Ltd	931,300		6,592		Raven Industries Inc	38,002		1,191
National Grid PLC	1,308,504		19,556					$1,966
NiSource Inc	288,200		10,770
Sempra Energy	212,800		21,355		Oil & Gas - 2.40%
					Africa Oil Corp (a),(b)	6,686		48
Snam SpA	2,515,200		14,768		Africa Oil Corp (a)	22,619		162
Tokyo Gas Co Ltd	1,536,500		8,721
Western Gas Equity Partners LP (b)	89,900		4,671		Anadarko Petroleum Corp	23,826		2,451
					Antero Resources Corp (a)	8,940		550
			$96,328		Bankers Petroleum Ltd (a)	88,187		529
Healthcare - Services - 0.07%					Bonanza Creek Energy Inc (a)	10,085		541
Brookdale Senior Living Inc (a)	49,120		1,634		Canadian Natural Resources Ltd	13,110		533
					Cheniere Energy Inc (a)	18,949		1,291
					Cimarex Energy Co	10,924		1,411
Holding Companies - Diversified - 0.14%					Cobalt International Energy Inc (a)	19,829		367
Cengage Learning Holdings II LP (a)	11,759		420
					Concho Resources Inc (a)	19,589		2,582
Empresas COPEC SA	99,518		1,324		Denbury Resources Inc	70,835		1,196
GEA Group AG	13,474		580
Wharf Holdings Ltd	150,233		1,067		Devon Energy Corp	15,748		1,164
					EOG Resources Inc	22,837		2,416
			$3,391		Genel Energy PLC (a)	23,710		420
Home Builders - 0.20%					Gulfport Energy Corp (a)	10,828		666
Iida Group Holdings Co Ltd	72,600		1,098		Helmerich & Payne Inc	11,682		1,284
Lennar Corp	19,021		778		Hess Corp	11,336		1,035
Pulte Group Inc	32,763		641		Kodiak Oil & Gas Corp (a)	60,296		768
Taylor Wimpey PLC	676,240		1,229		Kosmos Energy Ltd (a)	27,767		291
Toll Brothers Inc (a)	34,784		1,260		Kunlun Energy Co Ltd	5,385,300		8,797
			$5,006		Laredo Petroleum Inc (a)	40,203		1,112
					Lekoil Ltd (a)	313,976		382
Home Furnishings - 0.03%					Marathon Oil Corp	39,767		1,458
Rational AG	2,341		727		Marathon Petroleum Corp	15,829		1,415
					MEG Energy Corp (a),(d)	6,400		223
Iron & Steel - 0.03%					MEG Energy Corp (a)	22,830		797
Reliance Steel & Aluminum Co	11,107		799		Newfield Exploration Co (a)	15,940		581
					Noble Energy Inc	41,009		2,955
					Oasis Petroleum Inc (a)	8,516		422
Lodging - 0.04%					Occidental Petroleum Corp	11,778		1,174
Accor SA	17,903		948		Oil Search Ltd	53,692		472
					Parsley Energy Inc (a)	5,336		127
Machinery - Diversified - 0.44%					Patterson-UTI Energy Inc	32,200		1,065
AGCO Corp	54,902		2,962		PDC Energy Inc (a)	15,339		985
Andritz AG	3,134		187		Phillips 66	16,757		1,421
Deere & Co	55,828		5,090		Pioneer Natural Resources Co	4,773		1,003
Kubota Corp	115,000		1,581		Range Resources Corp	16,009		1,488
Valmet Corp	86,912		970		Rice Energy Inc (a)	18,977		602
			$10,790		Rosetta Resources Inc (a)	19,505		919
					Rowan Cos PLC	27,635		856
Metal Fabrication & Hardware - 0.07%					Sanchez Energy Corp (a)	11,052		380
Valmont Industries Inc	10,648		1,650		SM Energy Co	4,982		378
					Southwestern Energy Co (a)	32,421		1,474
Mining - 0.36%					Suncor Energy Inc	50,134		1,932
African Rainbow Minerals Ltd	25,876		455		Tullow Oil PLC	40,323		571
B2Gold Corp (a)	171,456		416		Valero Energy Partners LP	101,529		4,511
BHP Billiton Ltd ADR	10,442		709		Western Refining Inc	8,789		361
Constellium NV (a)	30,698		895		Whiting Petroleum Corp (a)	19,501		1,401
Eldorado Gold Corp	113,133		649					$58,967
First Quantum Minerals Ltd	47,426		1,000		Oil & Gas Services - 0.63%
Freeport-McMoRan Copper & Gold Inc	14,188		483		Cameron International Corp (a)	33,594		2,148
Glencore PLC	153,570		834		Core Laboratories NV	6,247		999
Guyana Goldfields Inc (a)	117,225		202		Dresser-Rand Group Inc (a)	7,591		465
Ivanhoe Mines Ltd (a)	103,713		131		Dril-Quip Inc (a)	20,810		2,127
Kinross Gold Corp (a)	42,767		162		Flotek Industries Inc (a)	21,335		606
Northern Dynasty Minerals Ltd (a)	29,655		21		FMC Technologies Inc (a)	9,357		543
Platinum Group Metals Ltd (a)	57,507		61
					Halliburton Co	46,922		3,033
Randgold Resources Ltd ADR	10,486		775		National Oilwell Varco Inc	22,803		1,867
Rio Tinto PLC ADR	19,238		988		Schlumberger Ltd	28,305		2,945

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services (continued)					Real Estate (continued)
Superior Energy Services Inc	25,499		$846		Sun Hung Kai Properties Ltd	335,000		$4,589
			$15,579		Sun Hung Kai Properties Ltd - Warrants (a),(b)	27,750		34
					Unite Group PLC / The	322,185		2,281
Packaging & Containers - 0.44%								$47,544
Ball Corp	30,516		1,842
Crown Holdings Inc (a)	29,935		1,462		REITS - 8.15%
FP Corp	28,700		907		AEON REIT Investment Corp	1,219		1,532
Graphic Packaging Holding Co (a)	259,776		2,855		American Tower Corp	335,419		30,064
Huhtamaki OYJ	16,373		445		Apartment Investment & Management Co	71,793		2,260
Mayr Melnhof Karton AG	3,401		419		Astro Japan Property Group (b)	135,010		483
Packaging Corp of America	25,283		1,749		AvalonBay Communities Inc	27,195		3,857
Rengo Co Ltd	46,000		219		Boardwalk Real Estate Investment Trust	39,125		2,317
Rock-Tenn Co	10,208		1,031		Boston Properties Inc	35,854		4,327
			$10,929		Camden Property Trust	29,765		2,091
					Canadian Real Estate Investment Trust	42,175		1,767
Pipelines - 19.05%					CapitaCommercial Trust	1,050,000		1,415
Access Midstream Partners LP	225,795		14,223		CatchMark Timber Trust Inc	87,653		1,161
Buckeye Partners LP (b)	309,228		24,262
					CBL & Associates Properties Inc	28,101		529
DCP Midstream Partners LP	227,089		12,197		Corrections Corp of America	55,569		1,808
Enbridge Inc	577,712		27,455		Crown Castle International Corp	139,400		10,696
Energy Transfer Equity LP	524,116		26,709		CubeSmart	124,502		2,271
Energy Transfer Partners LP	123,762		6,970		DDR Corp	107,862		1,867
EnLink Midstream Partners LP	117,783		3,589		Duke Realty Corp	119,637		2,118
Enterprise Products Partners LP	467,876		35,007		EPR Properties	31,110		1,677
Genesis Energy LP (b)	175,840		10,023
					Equity One Inc	50,264		1,154
Inter Pipeline Ltd	306,600		8,983		Equity Residential	28,227		1,744
Magellan Midstream Partners LP (b)	448,800		36,748
					Essex Property Trust Inc	28,730		5,199
MarkWest Energy Partners LP	257,210		15,934		Extra Space Storage Inc	44,568		2,333
MPLX LP (b)	144,894		8,282
Oiltanking Partners LP (b)	83,651		7,453		Federal Realty Investment Trust	16,536		1,976
					Federation Centres Ltd	619,336		1,454
ONEOK Inc	251,425		16,214		First Industrial Realty Trust Inc	112,378		2,084
Pembina Pipeline Corp	227,040		9,120		General Growth Properties Inc	174,305		4,154
Phillips 66 Partners LP	76,180		4,613		Goodman Group	477,687		2,267
Plains All American Pipeline LP	568,185		32,085		Great Portland Estates PLC	182,416		1,993
Plains GP Holdings LP	96,900		2,674		HCP Inc	27,322		1,141
Regency Energy Partners LP	313,232		8,708		Health Care REIT Inc	33,171		2,097
SemGroup Corp	128,900		8,757		Host Hotels & Resorts Inc	169,118		3,732
Spectra Energy Corp	1,019,201		41,360		Hulic Reit Inc	540		799
Sunoco Logistics Partners LP (b)	297,870		27,404
					Japan Hotel REIT Investment Corp	1,485		694
Targa Resources Partners LP	114,020		7,749		Japan Real Estate Investment Corp	331		1,940
Tesoro Logistics LP	172,390		12,016		Kenedix Office Investment Corp	290		1,519
TransCanada Corp	318,200		14,814		Kenedix Residential Investment Corp	374		826
Veresen Inc	228,900		3,591		Kilroy Realty Corp	40,100		2,429
Western Gas Partners LP (b)	185,606		13,362
					Klepierre	51,528		2,502
Williams Cos Inc/The	595,069		27,944		Land Securities Group PLC	204,711		3,670
			$468,246		LaSalle Hotel Properties	45,300		1,494
Publicly Traded Investment Fund - 0.01%					Medical Properties Trust Inc	14,800		200
Phaunos Timber Fund Ltd (a)	495,991		216		Mirvac Group	1,164,630		1,965
					Nomura Real Estate Master Fund Inc	1,135		1,296
					Pebblebrook Hotel Trust	75,857		2,696
Real Estate - 1.93%					Pennsylvania Real Estate Investment Trust	14,145		254
Agile Property Holdings Ltd	1,136,000		881		Plum Creek Timber Co Inc	133,095		6,003
CapitaLand Ltd	458,000		1,166		Potlatch Corp	109,258		4,388
China Overseas Land & Investment Ltd	360,000		940		Prologis Inc	132,703		5,509
Citycon OYJ	286,720		1,056		Public Storage	15,435		2,661
Fabege AB	160,282		2,265		Rayonier Inc	120,999		5,760
Forestar Group Inc (a)	46,063		802
					Saul Centers Inc	22,771		1,096
Hongkong Land Holdings Ltd	386,300		2,715		Simon Property Group Inc	68,527		11,407
Hufvudstaden AB	84,165		1,215		SL Green Realty Corp	40,866		4,474
Jones Lang LaSalle Inc	9,134		1,108		Spring Real Estate Investment Trust	1,659,000		685
Kerry Properties Ltd	261,000		859		Stockland	72,619		264
KWG Property Holding Ltd	1,240,500		786		Strategic Hotels & Resorts Inc (a)	120,767		1,316
LEG Immobilien AG	39,602		2,795		Sunstone Hotel Investors Inc	115,265		1,693
Mitsubishi Estate Co Ltd	291,600		7,122		Taubman Centers Inc	22,175		1,661
Mitsui Fudosan Co Ltd	206,000		6,562		Unibail-Rodamco SE	8,439		2,360
Nomura Real Estate Holdings Inc	66,000		1,276		Ventas Inc	61,965		4,139
Shimao Property Holdings Ltd	757,500		1,531		Vornado Realty Trust	33,719		3,611
Sino Land Co Ltd	984,000		1,528		Washington Prime Group Inc (a)	34,264		682
Sponda OYJ	378,511		1,957		Weingarten Realty Investors	53,785		1,710
ST Modwen Properties PLC	274,905		1,701		Wereldhave NV	27,785		2,477
Sumitomo Realty & Development Co Ltd	55,000		2,375		Westfield Group	163,876		1,634

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2014 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)			Principal

	REITS (continued)						BONDS (continued)	Amount (000's)		Value	(000	's)
	Westfield Retail Trust	999,148		$2,969			Finance - Mortgage Loan/Banker (continued)
	Weyerhaeuser Co	198,425		6,235			Freddie Mac
	Workspace Group PLC	185,150		1,780			0.13%, 10/16/2015(e)		$4,000		$4,002
				$200,366			0.31%, 01/02/2015		5,500		5,506
							0.31%, 02/23/2015		4,800		4,807
	Storage & Warehousing - 0.05%						0.33%, 12/29/2014		4,000		4,005
	Safestore Holdings PLC	342,813		1,188			0.63%, 12/29/2014		3,500		3,510
											$113,054

	Telecommunications - 0.91%					Media	- 0.02%
	Eutelsat Communications SA	206,500		7,230
	SBA Communications Corp (a)	148,900		15,113			Clear Channel Communications Inc
				$22,343			9.00%, 12/15/2019		523		557

	Textiles - 0.07%						Sovereign - 1.12%
	Mohawk Industries Inc (a)	12,084		1,639
							Australia Government Bond
							1.32%, 02/21/2022(e)	AUD	2,425		2,413
	Transportation - 1.02%						Bundesrepublik Deutschland Bundesobligation
	ALL - America Latina Logistica SA	261,900		951			Inflation Linked Bond
	CHC Group Ltd (a)	26,546		187			0.75%, 04/15/2018	EUR	1,357		1,950
	Kansas City Southern	143,500		15,429			Deutsche Bundesrepublik Inflation Linked
	Royal Mail PLC (a)	441,200		3,794			Bond
	Teekay Corp	81,900		4,738			1.50%, 04/15/2016		11,322		15,965
				$25,099			Italy Buoni Poliennali Del Tesoro
							2.10%, 09/15/2016		1,683		2,387
Water	- 0.82%						Japanese Government CPI Linked Bond
	American Water Works Co Inc	135,400		6,582			0.10%, 09/10/2023	JPY	323,610		3,487
	Cia de Saneamento Basico do Estado de Sao	435,000		4,258			New Zealand Government Bond
	Paulo ADR						3.04%, 09/20/2030(e)	NZD	1,346		1,198
	Pennon Group PLC	262,300		3,450							$27,400
	United Utilities Group PLC	404,200		5,889			TOTAL BONDS				$191,723
				$20,179			COMMODITY INDEXED STRUCTURED	Principal
	TOTAL COMMON STOCKS			$1,223,780		NOTES	- 5.37%	Amount (000's)		Value	(000	's)
	INVESTMENT COMPANIES - 4.20%	Shares Held	Value	(000	's)
						Banks	- 4.47%
	Publicly Traded Investment Fund - 4.20%						BNP Paribas SA; Dow Jones - UBS
	BlackRock Liquidity Funds FedFund Portfolio	3,573,657		3,574			Commodity Index Linked Note
	JP Morgan Prime Money Market Fund	99,683,758		99,683			0.07%, 08/04/2014(e)		$9,500		11,163
				$103,257			CIBC; Dow Jones - UBS Commodity Index
	TOTAL INVESTMENT COMPANIES			$103,257			Linked Note
		Principal					0.03%, 06/23/2014(e)		4,100		4,266
BONDS	- 7.80%	Amount (000's)	Value	(000	's)		0.05%, 01/27/2015(e)		8,400		9,754
							0.07%, 07/30/2014(e)		3,900		4,483
	Federal & Federally Sponsored Credit - 2.06%
	Federal Farm Credit Banks						Deutsche Bank AG/London; Dow Jones - UBS
	0.14%, 03/29/2016(e)	$12,000		$11,995			Commodity Index Linked Note
							0.00%, 07/28/2014(a),(e)		4,000		4,207
	0.15%, 10/26/2015(e)	5,200		5,200
							0.01%, 03/02/2015(d),(e)		11,500		13,332
	0.16%, 08/25/2015(e)	5,000		5,001
	0.20%, 12/02/2015(e)	6,000		6,005			JP Morgan Chase Bank NA; Dow Jones - UBS
	0.21%, 10/22/2015(e)	5,500		5,505			Commodity Index Linked Note
							0.13%, 04/23/2015(d),(e)		3,600		3,684
	0.35%, 05/01/2015(e)	7,000		7,014
							0.13%, 06/05/2014(d),(e)		3,300		3,546
	Federal Farm Credit Discount Notes						0.14%, 12/11/2014(d),(e)		10,100		12,789
	0.10%, 02/20/2015(f)	5,000		4,997
	0.13%, 03/18/2015(f)	5,000		4,995			Royal Bank of Canada; Dow Jones - UBS
							Commodity Index Linked Note
				$50,712			0.04%, 07/29/2014(d),(e)		3,000		2,880
	Finance - Mortgage Loan/Banker - 4.60%						0.05%, 03/23/2015(d),(e)		5,500		6,257
	Fannie Mae						Societe Generale SA; Dow Jones - UBS
	0.12%, 02/27/2015(e)	5,000		5,001			Commodity Index Linked Note
	0.12%, 08/05/2015(e)	11,900		11,900			0.15%, 08/06/2014(e)		10,100		11,822
	0.38%, 03/16/2015	7,000		7,013			0.15%, 08/22/2014(d),(e)		2,300		2,582
	0.75%, 12/19/2014	7,000		7,025			0.15%, 10/27/2014(d),(e)		2,500		2,778
	Federal Home Loan Banks						UBS AG; Dow Jones - UBS Commodity Index
	0.17%, 12/16/2015	5,000		5,002			Linked Note
	0.20%, 08/19/2015(e)	9,500		9,507			0.00%, 08/06/2014(a),(e)		1,700		2,042
	0.21%, 10/01/2015(e)	8,000		8,007			0.02%, 09/15/2014(e)		5,700		6,807
	0.22%, 08/14/2015(e)	6,000		6,006			0.05%, 04/27/2015(d),(e)		4,100		4,102
	0.22%, 08/19/2015(e)	3,700		3,704			0.08%, 06/15/2015(d),(e)		3,400		3,233
	0.22%, 10/07/2015(e)	5,550		5,556							$109,727
	0.22%, 10/07/2015(e)	7,500		7,508
	0.22%, 12/04/2015	5,000		4,994
	0.23%, 10/15/2014	5,000		5,003
	0.23%, 10/14/2015	5,000		4,998

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2014 (unaudited)

	COMMODITY INDEXED STRUCTURED	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	NOTES (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value	(000	's)

	Sovereign - 0.90%			Commercial Services (continued)
	Svensk Exportkredit AB; Dow Jones - UBS			Ceridian LLC, Term Loan B
	Commodity Index Linked Note			4.40%, 05/09/2017(e)	$2,122		$2,124
	0.24%, 02/02/2015(e)	$18,900	$22,156	CHG Buyer Corp, Term Loan
				9.00%, 11/13/2020(e)	468		474
	TOTAL COMMODITY INDEXED STRUCTURED NOTES		$131,883	Harland Clarke Holdings Corp, Term Loan
	SENIOR FLOATING RATE INTERESTS -	Principal		B3
	17.49%	Amount (000's) Value (000's)		7.00%, 04/26/2018(e)	3,559		3,605
				Harland Clarke Holdings Corp, Term Loan
	Advertising - 0.07%			B4
	Checkout Holding Corp, Term Loan			6.00%, 08/30/2019(e)	994		1,008
	4.50%, 04/03/2021(e)	$1,750	$1,749
				Interactive Data Corp, Term Loan B
				4.75%, 04/23/2021(e)	2,000		2,014
	Aerospace & Defense - 0.23%			iQor US Inc, Term Loan B
	Accudyne Industries Borrower SCA, Term			6.00%, 02/19/2021(e)	2,905		2,763
	Loan			Laureate Education Inc, Term Loan B
	4.00%, 12/05/2019(e)	434	433	5.00%, 06/16/2018(e)	2,198		2,163
	Sequa Corp, Term Loan B			Millennium Labs, Term Loan
	5.25%, 05/29/2017(e)	1,218	1,204	5.25%, 04/15/2021(e)	4,000		4,023
	TransDigm Inc, Term Loan D			Pharmaceutical Product Development Inc,
	0.00%, 05/21/2021(e),(g)	4,000	3,973	Term Loan
			$5,610	4.00%, 12/05/2018(e)	2,955		2,956
				Truven Health Analytics Inc, Term Loan B
	Airlines - 0.34%			4.50%, 05/25/2019(e)	2,542		2,514
	American Airlines Inc, Term Loan B						$26,048
	3.75%, 06/21/2019(e)	2,978	2,978
	Delta Air Lines Inc, Term Loan B			Computers - 0.04%
	3.50%, 04/20/2017(e)	852	851	SunGard Data Systems Inc, Term Loan E
	Delta Air Lines Inc, Term Loan B1			4.00%, 03/07/2020(e)	872		873
	3.50%, 10/18/2018(e)	2,469	2,461
	US Airways Inc, Term Loan B1			Consumer Products - 0.36%
	3.50%, 05/23/2019(e)	1,980	1,975
				Dell International LLC, Term Loan B
			$8,265	4.50%, 03/24/2020(e)	6,965		6,949
	Automobile Manufacturers - 0.16%			Jarden Corp, Term Loan B1
				2.90%, 09/30/2020(e)	1,741		1,744
	Chrysler Group LLC, Term Loan B
	3.25%, 12/05/2018(e)	4,000	3,975	Spectrum Brands Inc, Term Loan C
				3.50%, 09/04/2019(e)	106		106
							$8,799
	Automobile Parts & Equipment - 0.09%
	INA Beteiligungsgesellschaft mbH, Term			Distribution & Wholesale - 0.19%
	Loan E			HD Supply Inc, Term Loan B
	3.75%, 05/12/2020(e)	2,205	2,215	4.00%, 06/28/2018(e)	4,710		4,706

	Building Materials - 0.04%			Diversified Financial Services - 0.58%
	Quikrete Cos Inc/The, Term Loan B			Clipper Acquisitions Corp, Term Loan B1
	4.00%, 09/18/2020(e)	995	994	3.00%, 02/06/2020(e)	1,975		1,945
				Delos Finance Sarl, Term Loan B
				3.50%, 02/26/2021(e)	1,500		1,498
	Chemicals - 0.24%			Home Loan Servicing Solutions Ltd, Term
	Axalta Coating Systems US Holdings Inc,			Loan B
	Term Loan			4.50%, 06/19/2020(e)	993		993
	4.00%, 02/01/2020(e)	499	499
				LPL Holdings Inc, Term Loan B
	Minerals Technologies Inc, Term Loan			3.25%, 03/29/2019(e)	1,764		1,755
	4.00%, 04/14/2021(e)	3,000	3,008
				Ocwen Loan Servicing LLC, Term Loan
	Univar Inc, Term Loan B			5.00%, 02/15/2018(e)	1,980		1,990
	5.00%, 06/30/2017(e)	1,759	1,761
				RCS Capital Corp, Term Loan
	WR Grace & Co, Term Loan B-EXIT			6.50%, 03/29/2019(e)	1,000		1,020
	3.00%, 01/22/2021(e)	737	733
				Walter Investment Management Corp, Term
			$6,001	Loan
				4.75%, 12/11/2020(e)	5,225		5,152
Coal	- 0.03%
	Peabody Energy Corp, Term Loan B						$14,353
	4.25%, 09/20/2020(e)	689	691
				Electric - 0.16%
				Calpine Corp, Delay-Draw Term Loan DD
	Commercial Services - 1.06%			4.00%, 10/30/2020(e)	1,496		1,499
	Brand Energy & Infrastructure Services Inc,			EFS Cogen Holdings I LLC, Term Loan B
	Term Loan B			3.75%, 12/17/2020(e)	1,920		1,920
	4.75%, 11/20/2020(e)	997	999	Texas Competitive Electric Holdings Co LLC,
	Catalent Pharma Solutions Inc, Term Loan			DIP Term Loan
	0.00%, 05/07/2021(e),(g)	1,400	1,405	4.27%, 05/13/2016(e)	554		556
							$3,975

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2014 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Entertainment - 0.21%			Healthcare - Services (continued)
	AMC Entertainment Inc, Term Loan B			Heartland Dental Care LLC, Term Loan
	3.50%, 04/23/2020(e)	$1,485	$1,483	5.50%, 12/21/2018(e)	$2,476	$2,484
	CCM Merger Inc, Term Loan			IASIS Healthcare LLC / IASIS Capital Corp,
	5.00%, 03/01/2017(e)	1,567	1,570	Term Loan B2
	Pinnacle Entertainment Inc, Term Loan B2			4.50%, 05/03/2018(e)	2,218	2,219
	3.75%, 08/05/2020(e)	855	854	LHP Operations Co LLC, Term Loan
	WMG Acquisition Corp, Term Loan B			9.00%, 06/29/2018(e)	304	292
	3.75%, 07/07/2020(e)	1,321	1,298	LifePoint Hospitals Inc, Term Loan B
			$5,205	2.65%, 07/31/2017(e)	599	598
				Sheridan Holdings Inc, Term Loan
	Environmental Control - 0.03%			4.50%, 06/29/2018(e)	4,219	4,220
	ADS Waste Holdings Inc, Term Loan B2			8.25%, 12/13/2021(e)	2,040	2,083
	3.75%, 10/09/2019(e)	741	736
				Skilled Healthcare Group Inc, Term Loan B
				6.75%, 04/09/2016(e)	459	457
Food	- 1.18%			United Surgical Partners International Inc,
	Albertsons LLC, Term Loan B2			Term Loan
	4.75%, 05/21/2019(e)	4,474	4,491	4.75%, 04/03/2019(e)	5,173	5,218
	HJ Heinz Co, Term Loan B2			US Renal Care Inc, Term Loan
	3.50%, 03/27/2020(e)	9,677	9,724	4.25%, 07/03/2019(e)	2,000	2,002
	Pinnacle Foods Finance LLC, Term Loan G					$34,111
	3.25%, 04/29/2020(e)	2,490	2,475
	Pinnacle Foods Finance LLC, Term Loan H			Holding Companies - Diversified - 0.21%
	3.25%, 04/29/2020(e)	498	494	Emerald Expositions Holding Inc, Term Loan
				B
	Post Holdings Inc, Term Loan A			5.50%, 06/12/2020(e)	3,202	3,218
	0.00%, 06/02/2021(e),(g)	1,500	1,511
				Opal Acquisition Inc, Term Loan B
	SUPERVALU Inc, Term Loan			5.00%, 11/20/2020(e)	1,995	1,997
	4.50%, 03/21/2019(e)	2,460	2,457
	US Foods Inc, Term Loan B					$5,215
	4.50%, 05/31/2019(e)	6,497	6,497	Insurance - 0.16%
	Wilton Brands LLC, Term Loan B			HUB International Ltd, Term Loan B
	7.50%, 08/22/2018(e)	1,369	1,319	4.25%, 09/17/2020(e)	995	994
			$28,968	USI Inc/NY, Term Loan B
				4.25%, 12/27/2019(e)	2,963	2,960
	Forest Products & Paper - 0.11%
	Xerium Technologies Inc, Term Loan B					$3,954
	5.75%, 05/02/2019(e)	2,561	2,574	Internet - 0.30%
				EIG Investors Corp, Term Loan B
				5.00%, 11/09/2019(e)	4,562	4,577
	Healthcare - Products - 0.52%
	Carestream Health Inc, Term Loan			Internet Brands Inc, Term Loan B
				6.25%, 03/13/2019(e)	1,189	1,187
	9.50%, 12/15/2019(e)	729	742
	Carestream Health Inc, Term Loan B			VFH Parent LLC, Term Loan B
				5.75%, 11/05/2019(e)	1,243	1,227
	5.00%, 06/05/2019(e)	3,734	3,738
	Kinetic Concepts Inc, Term Loan E1			Zayo Group LLC, Term Loan B
				4.00%, 06/15/2019(e)	303	302
	4.00%, 05/04/2018(e)	5,865	5,869
	Kinetic Concepts Inc, Term Loan E2					$7,293
	3.50%, 11/04/2016(e)	978	977	Investment Companies - 0.08%
	Mallinckrodt International Finance SA, Term			RPI Finance Trust, Term Loan B3
	Loan B			3.25%, 11/09/2018(e)	1,957	1,960
	3.50%, 03/05/2021(e)	1,500	1,491
			$12,817
				Leisure Products & Services - 0.26%
	Healthcare - Services - 1.39%			Bombardier Recreational Products Inc, Term
	Ardent Medical Services Inc, Term Loan B			Loan B
	6.75%, 05/19/2018(e)	593	593	4.00%, 01/23/2019(e)	4,280	4,269
	CHS/Community Health Systems Inc, Term			Equinox Holdings Inc, Term Loan B
	Loan D			4.25%, 01/31/2020(e)	1,238	1,235
	4.25%, 01/27/2021(e)	4,576	4,600	Sabre GLBL Inc, Term Loan B2
	CHS/Community Health Systems Inc, Term			4.50%, 02/19/2019(e)	995	997
	Loan E					$6,501
	3.48%, 01/25/2017(e)	33	33
	DaVita HealthCare Partners Inc, Term Loan			Leisure Time - 0.13%
	A3			Planet Fitness, Term Loan
	2.41%, 08/24/2017(e)	3,750	3,750	4.75%, 03/26/2021(e)	3,000	3,009
	DaVita HealthCare Partners Inc, Term Loan			Sabre GLBL Inc, Term Loan C
				4.00%, 02/15/2018(e)	180	180
	B2
	4.00%, 08/21/2019(e)	1,481	1,484			$3,189
	Drumm Investors LLC, Term Loan			Lodging - 0.79%
	6.75%, 05/04/2018(e)	3,510	3,504
				Boyd Gaming Corp, Term Loan B
	Genesis Healthcare DE LLC, Term Loan B			4.00%, 08/07/2020(e)	1,941	1,943
	10.00%, 10/02/2017(e)	564	574

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2014 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Lodging (continued)			Media (continued)
	Caesars Entertainment Operating Co Inc, Term			Ziggo NV, Term Loan B1
	Loan B6			3.25%, 01/15/2022(e)	$1,849	$1,821
	5.40%, 01/28/2015(e)	$1,279	$1,191	Ziggo NV, Term Loan B2
	CityCenter Holdings LLC, Term Loan B			3.25%, 01/15/2022(e)	1,191	1,174
	5.00%, 10/09/2020(e)	2,494	2,510			$71,270
	Hilton Worldwide Finance LLC, Term Loan
	B			Miscellaneous Manufacturing - 0.09%
	3.50%, 09/23/2020(e)	9,790	9,749	Polymer Group Inc, Term Loan B
				5.25%, 12/13/2019(e)	2,244	2,256
	Intrawest Operations Group LLC, Term Loan
	B
	5.50%, 11/26/2020(e)	998	1,014	Oil & Gas - 0.85%
	MGM Resorts International, Term Loan B			Drillships Financing Holding Inc, Term Loan
	3.50%, 12/13/2019(e)	2,965	2,954	B1
			$19,361	6.00%, 02/02/2021(e)	4,963	4,973
				Fieldwood Energy LLC, Term Loan
	Machinery - Construction & Mining - 0.06%			8.38%, 09/20/2020(e)	4,787	4,923
	TNT Crane & Rigging Inc, Term Loan
	5.50%, 11/26/2020(e)	1,496	1,509	Offshore Group Investment Ltd, Term Loan
				B
				5.75%, 03/22/2019(e)	1,485	1,475
	Machinery - Diversified - 0.14%			Pacific Drilling SA, Term Loan B
	Gardner Denver Inc, Term Loan			4.50%, 05/18/2018(e)	1,489	1,488
	4.25%, 07/23/2020(e)	1,229	1,227	Samson Investment Co, Term Loan
	RBS Global Inc, Term Loan B			5.00%, 09/25/2018(e)	625	624
	4.00%, 05/14/2020(e)	2,246	2,240	Seadrill Operating LP, Term Loan B
			$3,467	4.00%, 02/12/2021(e)	3,990	3,972
				Tesoro Corp, Term Loan B
Media	- 2.90%			2.40%, 01/30/2016(e)	2,385	2,383
	Cengage Learning Acquisitions Inc, Term			Western Refining Inc, Term Loan B
	Loan EXIT			4.25%, 11/25/2020(e)	998	999
	7.00%, 03/06/2020(e)	803	813
	Clear Channel Communications Inc, Term					$20,837
	Loan B			Oil & Gas Services - 0.02%
	3.80%, 01/29/2016(e)	3,925	3,884	FTS International Inc, Term Loan
	Clear Channel Communications Inc, Term			5.75%, 04/09/2021(e)	415	417
Loan D	-EXT
	6.90%, 01/22/2019(e)	10,955	10,820
	Clear Channel Communications Inc, Term			Packaging & Containers - 0.02%
				Berry Plastics Group Inc, Term Loan E
	Loan E			3.75%, 12/18/2020(e)	500	498
	7.65%, 07/30/2019(e)	2,736	2,736
	Cumulus Media Holdings Inc, Term Loan B
	4.25%, 12/18/2020(e)	11,067	11,088	Pharmaceuticals - 1.09%
	IMG Worldwide, Term Loan			BioScrip Inc, Delay-Draw Term Loan B-DD
	5.25%, 03/19/2021(e)	2,000	2,009	6.50%, 07/22/2020(e)	313	316
	MCC Georgia LLC, Term Loan G			BioScrip Inc, Term Loan B
	4.00%, 08/15/2020(e)	985	983	6.50%, 06/05/2020(e)	522	528
	McGraw-Hill Global Education Holdings			Generic Drug Holdings Inc, Term Loan B
	LLC, Term Loan			5.00%, 10/04/2019(e)	1,191	1,194
	5.75%, 03/22/2019(e)	2,542	2,574	Grifols Worldwide Operations USA Inc, Term
	Media General Inc, Delay-Draw Term Loan B-			Loan B
	DD			3.15%, 03/05/2021(e)	2,000	1,990
	4.25%, 07/30/2020(e)	1,400	1,405	JLL/Delta Dutch Newco BV, Term Loan B
	MTL Publishing LLC, Term Loan B			4.25%, 01/22/2021(e)	1,000	989
	3.75%, 03/05/2018(e)	3,381	3,368	Par Pharmaceutical Cos Inc, Term Loan B
	Numericable US LLC, Term Loan B1			4.00%, 09/30/2019(e)	1,630	1,623
	4.50%, 04/23/2020(e)	1,072	1,074	PRA Holdings Inc, Term Loan
	Numericable US LLC, Term Loan B2			4.50%, 09/18/2020(e)	3,980	3,948
	4.50%, 04/23/2020(e)	928	929	Quintiles Transnational Corp, Term Loan B3
	Springer Science & Business Media Inc, Term			3.75%, 06/08/2018(e)	2,494	2,490
	Loan			Salix Pharmaceuticals Ltd, Term Loan B
	5.00%, 07/24/2020(e)	1,485	1,485	4.25%, 12/17/2019(e)	2,963	2,977
	Tribune Co, Term Loan B			Valeant Pharmaceuticals International Inc,
	4.00%, 11/20/2020(e)	17,933	17,921	Term Loan B
	Virgin Media Investment Holdings Ltd, Term			3.75%, 06/26/2020(e)	6,413	6,399
	Loan B			Valeant Pharmaceuticals International Inc,
	3.50%, 02/15/2020(e)	1,500	1,488	Term Loan D2
	WideOpenWest Finance LLC, Term Loan B			3.75%, 02/13/2019(e)	4,324	4,314
	4.75%, 03/26/2019(e)	3,750	3,768			$26,768
	Ziggo NV, Delayed-Draw Term Loan B3
	0.00%, 01/15/2022(e),(g)	1,960	1,930

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2014 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Pipelines - 0.07%			Software (continued)
	Ruby Western Pipeline Holdings LLC, Term			Blackboard Inc, Term Loan B3
	Loan B			4.75%, 10/04/2018(e)	$1,451	$1,456
	3.50%, 03/22/2020(e)	$1,781	$1,779	BMC Software Finance Inc, Term Loan B
				5.00%, 08/07/2020(e)	998	999
				Ellucian Inc, Term Loan B
	Private Equity - 0.01%			4.00%, 07/19/2018(e)	2,381	2,383
	American Capital Ltd, Term Loan B
	3.50%, 08/22/2017(e)	331	330	Emdeon Inc, Term Loan B2
				3.75%, 11/02/2018(e)	2,927	2,926
				Epicor Software Corp, Term Loan B2
	Publicly Traded Investment Fund - 0.14%			4.00%, 05/16/2018(e)	965	966
	Nine Entertainment Group Pty Ltd, Term Loan			Genesys Telecommunications Laboratories
	B			Inc, Term Loan
	3.25%, 01/31/2020(e)	3,460	3,423	4.50%, 11/04/2020(e)	1,995	1,998
				Infor US Inc, Term Loan B5
				3.75%, 06/03/2020(e)	3,061	3,036
	Real Estate - 0.20%			Magic Newco LLC, Term Loan B
	Capital Automotive LP, Term Loan			5.00%, 12/02/2018(e)	1,985	1,998
	6.00%, 04/18/2020(e)	1,500	1,526
	Capital Automotive LP, Term Loan B					$17,457
	4.00%, 04/05/2019(e)	1,084	1,086	Telecommunications - 0.57%
	Realogy Group LLC, Term Loan B			Cincinnati Bell Inc, Term Loan B
	3.75%, 03/05/2020(e)	2,228	2,228	4.00%, 08/20/2020(e)	995	993
			$4,840	FairPoint Communications Inc, Term Loan B
				7.50%, 02/14/2019(e)	3,962	4,088
REITS	- 0.14%			Intelsat Jackson Holdings SA, Term Loan B2
	iStar Financial Inc, Term Loan			3.75%, 06/30/2019(e)	2,135	2,136
	4.50%, 10/11/2017(e)	2,273	2,276
				SBA Senior Finance II LLC, Term Loan B
	Starwood Property Trust Inc, Term Loan B			3.25%, 03/24/2021(e)	1,500	1,489
	3.50%, 04/17/2020(e)	1,244	1,236
				Syniverse Holdings Inc, Term Loan B
			$3,512	4.00%, 04/23/2019(e)	1,939	1,937
	Retail - 0.81%			Telx Group Inc/The, Term Loan
	BJ's Wholesale Club Inc, Term Loan			7.50%, 04/03/2021(e)	500	501
	8.50%, 03/21/2020(e)	250	257	Telx Group Inc/The, Term Loan B
	BJ's Wholesale Club Inc, Term Loan B			4.50%, 04/03/2020(e)	1,000	999
	4.50%, 09/26/2019(e)	3,333	3,332	Windstream Corp, Term Loan B4
	Doosan Infracore International Inc, Term			3.50%, 01/10/2020(e)	1,975	1,965
	Loan					$14,108
	0.00%, 05/14/2021(e),(g)	3,667	3,680
	Hudson's Bay Co, Term Loan B			Transportation - 0.15%
	4.75%, 10/07/2020(e)	1,850	1,866	CEVA Group PLC, SYNTH LOC
				0.13%, 03/19/2021(e)	172	168
	Jo-Ann Stores Inc, Term Loan
	4.00%, 03/19/2018(e)	1,696	1,689	CEVA Group PLC, Term Loan
				6.50%, 03/12/2021(e)	250	244
	Landry's Inc, Term Loan B			6.50%, 03/19/2021(e)	181	177
	4.00%, 04/19/2018(e)	2,814	2,818
				6.50%, 03/19/2021(e)	31	30
	Michaels Stores Inc, Term Loan B
	3.75%, 01/24/2020(e)	1,056	1,055	HGIM Corp, Term Loan B
				5.50%, 06/12/2020(e)	2,985	2,938
	Pilot Travel Centers LLC, Term Loan B
	4.25%, 08/06/2019(e)	983	985			$3,557
	Rite Aid Corp, Term Loan 1			TOTAL SENIOR FLOATING RATE INTERESTS		$429,777
	5.75%, 07/07/2020(e)	2,000	2,040	U.S. GOVERNMENT & GOVERNMENT	Principal
	Rite Aid Corp, Term Loan 2			AGENCY OBLIGATIONS - 15.79%	Amount (000's)	Value (000's)
	4.88%, 06/11/2021(e)	1,500	1,515	Federal Home Loan Mortgage Corporation (FHLMC) -
	Serta Simmons Holdings LLC, Term Loan B			0.57%
	4.25%, 09/19/2019(e)	727	728	0.12%, 01/23/2015(f)	$6,000	$5,995
				0.12%, 06/18/2014(f)	5,000	5,000
			$19,965	0.12%, 05/22/2015(f)	3,000	2,996
	Semiconductors - 0.56%					$13,991
	Avago Technologies Cayman Ltd, Term Loan
	B			Federal National Mortgage Association (FNMA) - 0.28%
	3.75%, 04/16/2019(e)	6,000	6,015	0.10%, 06/02/2014(f)	4,000	4,000
				0.12%, 09/15/2014(f)	3,000	3,000
	Freescale Semiconductor Inc, Term Loan B4
	4.25%, 02/13/2020(e)	3,465	3,468			$7,000
	Freescale Semiconductor Inc, Term Loan B5			U.S. Treasury - 1.86%
	5.00%, 01/15/2021(e)	1,244	1,249	0.08%, 01/31/2016(e)	7,000	6,998
	NXP BV, Term Loan D			0.25%, 01/31/2015	3,000	3,003
	3.75%, 01/10/2020(e)	2,943	2,914
				0.25%, 07/15/2015	8,000	8,010
			$13,646	0.25%, 10/31/2015	4,000	4,004
	Software - 0.71%			0.25%, 11/30/2015	3,500	3,502
	Activision Blizzard Inc, Term Loan B			0.38%, 06/15/2015	3,000	3,008
	3.25%, 07/26/2020(e)	1,695	1,695	0.38%, 06/30/2015	3,000	3,008

See accompanying notes. 43

Schedule of Investments Diversified Real Asset Fund May 31, 2014 (unaudited)

					Portfolio Summary (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				Sector			Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000	's)	Government			23 .62%
					Energy			23 .11%
U.S. Treasury (continued)					Financial			16 .04%
0.38%, 08/31/2015		$6,000	$6,017		Consumer, Non-cyclical			8.47%
1.25%, 09/30/2015		3,000	3,043		Utilities			5.62%
2.13%, 12/31/2015		5,000	5,149		Industrial			4.79%
			$45,742		Communications			4.77%
					Exchange Traded Funds			4.20%
U.S. Treasury Inflation-Indexed Obligations - 13.08%					Basic Materials			3.84%
0.13%, 04/15/2016		22,849	23,449		Consumer, Cyclical			3.47%
0.13%, 04/15/2017		9,591	9,913		Technology			1.31%
0.13%, 04/15/2018		22,560	23,307		Mortgage Securities			0.85%
0.13%, 04/15/2019		17,330	17,828		Diversified			0.35%
0.13%, 01/15/2022		20,902	21,055		Purchased Interest Rate Swaptions			0.03%
0.13%, 07/15/2022		6,617	6,665		Purchased Inflation Floor			0.00%
0.13%, 01/15/2023		13,347	13,325		Purchased Options			0.00%
0.38%, 07/15/2023		29,440	30,089		Liabilities in Excess of Other Assets, Net			(0 .47)%
0.63%, 07/15/2021		833	879		TOTAL NET ASSETS			100.00%
0.63%, 01/15/2024		24,869	25,823
0.63%, 02/15/2043		10,201	9,200
0.75%, 02/15/2042		7,904	7,394
1.13%, 01/15/2021		13,194	14,294
1.25%, 07/15/2020		5,786	6,346
1.38%, 07/15/2018		2,175	2,379
1.38%, 01/15/2020		8,558	9,386
1.38%, 02/15/2044(b)		10,904	11,923
1.75%, 01/15/2028		9,255	10,695
2.00%, 01/15/2026		2,899	3,431
2.13%, 02/15/2040		4,806	6,092
2.13%, 02/15/2041		4,265	5,442
2.38%, 01/15/2025		15,417	18,771
2.38%, 01/15/2027		4,886	6,019
2.50%, 07/15/2016		8,001	8,697
2.50%, 01/15/2029		12,205	15,461
3.38%, 04/15/2032		722	1,048
3.88%, 04/15/2029		8,509	12,493
			$321,404
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$388,137
TOTAL PURCHASED OPTIONS - 0.00%			$4
TOTAL PURCHASED INFLATION FLOOR - 0.00%			$3
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.03%			$617
Total Investments			$2,469,181
Liabilities in Excess of Other Assets, Net - (0.47)%				$(11,549)
TOTAL NET ASSETS - 100.00%			$2,457,632

(a)	Non-Income Producing Security
(b) Security is Illiquid
(c)			Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $604 or 0.02% of net assets.
(d)			Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $55,406 or 2.25% of net assets.
(e)	Variable Rate. Rate shown is in effect at May 31, 2014.
(f)	Rate shown is the discount rate of the original purchase.
(g)			This Senior Floating Rate Note will settle after May 31, 2014, at which time the interest rate will be determined.
Foreign Currency Contracts

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty		Delivery Date		Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Australian Dollar	Barclays Bank PLC		07/23/2014		2,548,000	$2,335	$2,362	$(27)
Euro	Bank of America NA		06/25/2014		14,863,000	20,380	20,258	122
Japanese Yen	Deutsche Bank AG		06/25/2014		344,300,000	3,391	3,383	8
New Zealand Dollar	Goldman Sachs & Co		07/23/2014		1,343,000	1,156	1,135	21

See accompanying notes.

				Schedule of Investments
Diversified Real Asset Fund
May 31, 2014 (unaudited)

Foreign Currency Contracts (continued)

	Foreign Currency Sale										Net Unrealized
Contracts	Counterparty			Delivery Date Contracts to Deliver In Exchange For						Fair Value	Appreciation/(Depreciation)
Total											$124

	Amounts in thousands except contracts

Futures Contracts

											Unrealized
Type		Long/Short		Contracts		Notional Value			Fair Value		Appreciation/(Depreciation)
	90 Day Eurodollar; June 2015		Short		298		$74,139	$		74,146	$(7)
	Australia 10 Year Bond; June 2014		Long		21		2,309			2,336	27
	Japan 10 Year Bond TSE; June 2014		Short		10		14,250			14,293	(43)
	US 10 Year Note; September 2014		Long		8		1,005			1,004	(1)
	US 2 Year Note; September 2014		Short		160		35,161			35,162	(1)
	US 5 Year Note; September 2014		Long		258		30,861			30,898	37
	US Long Bond; September 2014		Short		102		13,895			14,022	(127)
	US Ultra Bond; September 2014		Short		91		13,602			13,676	(74)
Total											$(189)

	Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed			Notional			Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index Floating Rate Rate Expiration Date					Amount	Fair Value		Paid/(Received) Appreciation/(Depreciation)
	Barclays Bank PLC US CPI Urban	Receive	2.07%	03/10/2018		$7,960		$65		$—	$65
	Consumers
	NAS(CPURNSA)
	Barclays Bank PLC US CPI Urban	Pay	1.85%	02/26/2016		8,885		(86)		—	(86)
	Consumers
	NAS(CPURNSA)
	Barclays Bank PLC US CPI Urban	Pay	1.85%	03/10/2016		7,960		(69)		—	(69)
	Consumers
	NAS(CPURNSA)
	Barclays Bank PLC US CPI Urban	Receive	2.04%	02/26/2018		8,885		88		—	88
	Consumers
	NAS(CPURNSA)
Total								$(2)		$—	$(2)

	Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed			Notional
	Floating Rate Index Floating Rate		Rate Expiration Date			Amount	Fair Value		Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	1.54%	08/01/2018		$1,100		$(9)			$(9)
	3 Month LIBOR	Receive	3.58%	03/03/2044		900		(53)			(53)
	3 Month LIBOR	Receive	3.58%	03/03/2044		900		(52)			(52)
	3 Month LIBOR	Receive	1.56%	11/30/2018		25,200		(1)			(2)
Total								$(115)			$(116)

	Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive						Upfront
	Purchased Swaptions	Floating Rate Floating Exercise Expiration					Notional	Premiums		Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date	Amount Paid/(Received) Value Appreciation/(Depreciation)
	Call - 3 Year Interest Barclays Bank PLC	3 Month	Pay	1.66%	01/08/2015		$15,000		$148	$198	$50
Rate Swap		LIBOR
	Call - 30 Year Interest Barclays Bank PLC	3 Month	Pay	3.35%	05/16/2017		2,780		150	183	33
Rate Swap		LIBOR
	Call - 5 Year Interest Barclays Bank PLC	3 Month	Pay	1.65%	09/08/2014		11,100		50	50	—
Rate Swap		LIBOR
	Put - 3 Year Interest Barclays Bank PLC	3 Month	Receive 1.66%		01/08/2015		15,000		149	45	(104)
Rate Swap		LIBOR

See accompanying notes.

Schedule of Investments
			Diversified Real Asset Fund
			May 31, 2014 (unaudited)

			Interest Rate Swaptions (continued)
			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration				Notional		Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received) Value			Appreciation/(Depreciation)
Put - 30 Year Interest Barclays Bank PLC		3 Month	Receive	4.35%	05/16/2017	$2,780		$149	$137	$(12)
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Receive	2.04%	07/07/2014	11,100		84	4	(80)
Rate Swap		LIBOR
Total								$730	$617	$(113)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration				Notional		Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received) Value			Appreciation/(Depreciation)
Call - 10 Year Interest Barclays Bank PLC		3 Month	Receive	2.80%	02/24/2015	$10,300		$(126)	$(217)	$(91)
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Pay	2.80%	02/24/2015	10,300		(126)	(34)	92
Rate Swap		LIBOR
Total								$(252)	$(251)	$1

Amounts in thousands

				Options
						Upfront Premiums				Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date				Contracts	Paid/(Received)		Fair Value	Appreciation/(Depreciation)
Put - US Long Bond		$133 .00	06/23/2014		63		$20	$4		$(16)
Total							$20	$4		$(16)

Amounts in thousands except contracts

Purchased Inflation Floor

								Upfront
	Counterparty	Strike			Expiration	Notional		Premiums		Unrealized
Description	(Issuer)	Index	Exercise Index		Date	Amount	Paid/(Received) Fair Value Appreciation/(Depreciation)
Floor - Eurostat Eurozone Barclays Bank PLC 0.15%			Max (0, 0% -		11/19/2015	$3,280		$7	$3		$(4)
HICP ex Tobacco NSA			CPTFEMU)
Total								$7	$3		$(4)

Amounts in thousands

See accompanying notes.

COMMON STOCKS - 54.24%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.20%					Automobile Manufacturers (continued)
Dentsu Inc	6,330		$252		Fiat SpA (b)	10,970		$115
Gendai Agency Inc	5,000		32		Ford Motor Co (a)	97,140		1,597
Interpublic Group of Cos Inc/The (a)	52,515		1,004		Fuji Heavy Industries Ltd	33,200		885
Omnicom Group Inc (a)	17,037		1,212		General Motors Co (a)	31,959		1,105
Tri-Stage Inc	4,200		47		Hino Motors Ltd	31,600		401
WPP PLC	21,930		474		Honda Motor Co Ltd	10,000		351
			$3,021		Isuzu Motors Ltd	89,443		549
					Kia Motors Corp	2,356		136
Aerospace & Defense - 1.36%					Nissan Motor Co Ltd	30,342		274
Alliant Techsystems Inc (a)	1,400		177
					Oshkosh Corp (a)	11,434		618
B/E Aerospace Inc (b)	31,379		3,036
Boeing Co/The (a)	12,850		1,738		PACCAR Inc	18,243		1,156
Cubic Corp (a)	5,795		282		Suzuki Motor Corp	11,200		335
					Tata Motors Ltd ADR(a)	5,900		220
Esterline Technologies Corp (a),(b)	2,475		275
					Tesla Motors Inc (a),(b)	800		166
Exelis Inc (a)	10,382		177
General Dynamics Corp (a)	11,090		1,310		Tofas Turk Otomobil Fabrikasi AS	5,091		32
					Toyota Motor Corp ADR	2,628		297
IHI Corp	193,769		818		UMW Holdings Bhd	6,200		21
Jamco Corp	7,600		136		Volvo AB - B Shares	296,891		4,322
L-3 Communications Holdings Inc (a)	15,658		1,898
Lockheed Martin Corp	9,370		1,533					$12,869
Moog Inc (b)	4,015		289		Automobile Parts & Equipment - 0.87%
Northrop Grumman Corp (a)	27,931		3,395		Aisin Seiki Co Ltd	9,552		349
Raytheon Co (a)	9,510		928		Allison Transmission Holdings Inc	45,155		1,398
Rockwell Collins Inc (a)	16,408		1,297		Autoliv Inc (a)	2,000		212
Rolls-Royce Holdings PLC (b)	23,692		414		Bridgestone Corp	7,377		269
Safran SA	6,937		471		Calsonic Kansei Corp	26,000		163
TransDigm Group Inc	2,845		537		Cheng Shin Rubber Industry Co Ltd	4,600		12
United Technologies Corp (a)	14,567		1,693		Continental AG	1,557		368
			$20,404		Daikyonishikawa Corp	2,500		45
					Dana Holding Corp	14,894		330
Agriculture - 0.23%					Delphi Automotive PLC (a)	4,300		297
Altria Group Inc (a)	5,301		221
Archer-Daniels-Midland Co (a)	23,780		1,068		Denso Corp	14,581		672
					Exedy Corp	10,977		297
British American Tobacco PLC ADR	1,327		161		Georg Fischer AG (b)	207		156
Bunge Ltd (a)	2,200		171
					Goodyear Tire & Rubber Co/The (a)	29,150		769
Japan Tobacco Inc	23,191		788		Hyundai Mobis	519		147
Kernel Holding SA (b)	747		7
Philip Morris International Inc (a)	11,410		1,010		Hyundai Wia Corp	149		26
					Johnson Controls Inc (a)	25,930		1,254
Reynolds American Inc	600		36		JTEKT Corp	26,310		405
Swedish Match AB	1,585		55		Keihin Corp	35,100		528
			$3,517		Koito Manufacturing Co Ltd	4,767		114
Airlines - 0.73%					KYB Co Ltd	34,300		147
Alaska Air Group Inc (a)	6,220		613		Lear Corp	3,500		308
American Airlines Group Inc (b)	200,425		8,049		Musashi Seimitsu Industry Co Ltd	2,600		59
ANA Holdings Inc	22,000		48		NHK Spring Co Ltd	17,300		161
Copa Holdings SA	100		14		NOK Corp	19,500		360
Delta Air Lines Inc (a)	17,800		710		Stanley Electric Co Ltd	5,450		130
Deutsche Lufthansa AG	16,110		426		Sumitomo Electric Industries Ltd	35,830		485
Japan Airlines Co Ltd	2,500		131		Tachi-S Co Ltd	27,949		446
Korean Air Lines Co Ltd (b)	1,240		41		Tenneco Inc (b)	9,402		599
Southwest Airlines Co (a)	28,561		755		Tokai Rika Co Ltd	14,600		260
Turk Hava Yollari Anonium Ortakligi (b)	20,842		71		Topre Corp	6,900		81
United Continental Holdings Inc (b)	3,230		143		Toyoda Gosei Co Ltd	18,400		367
			$11,001		Toyota Boshoku Corp	26,800		300
					Toyota Industries Corp	10,660		498
Apparel - 0.08%					TRW Automotive Holdings Corp (a),(b)	4,550		386
Asics Corp	4,156		90		TS Tech Co Ltd	4,500		121
Carter's Inc (a)	1,700		123		Visteon Corp (a),(b)	1,400		128
Crocs Inc (a),(b)	4,800		72		WABCO Holdings Inc (a),(b)	3,800		406
Hanesbrands Inc (a)	2,100		178		Yokohama Rubber Co Ltd/The	5,000		45
Hugo Boss AG	243		34					$13,098
Michael Kors Holdings Ltd (a),(b)	5,640		532
Nike Inc	1,200		92		Banks - 1.91%
Ralph Lauren Corp	200		31		Agricultural Bank of China Ltd	248,000		111
VF Corp	900		57		Associated Banc-Corp (a)	8,530		147
					Banca Monte dei Paschi di Siena SpA (b)	7,831		265
			$1,209		Banca Popolare dell'Emilia Romagna SC (b)	14,431		162
Automobile Manufacturers - 0.86%					Banco Bradesco SA ADR(a)	13,340		186
China Motor Corp	31,000		30		Banco do Brasil SA	13,300		135
Daihatsu Motor Co Ltd	8,890		154		Banco Popolare SC (b)	1,791		35
Dongfeng Motor Group Co Ltd	68,000		105		Banco Santander Brasil SA/Brazil	183		1

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Banks (continued)
Banco Santander SA	3,946		$40		Swedbank AB	10,302		$274
BancorpSouth Inc	2,500		59		Taiwan Business Bank (b)	707		—
Bangkok Bank PCL	7,100		40		Taylor Capital Group Inc (b)	3,072		65
Bank Handlowy w Warszawie SA	394		16		Tochigi Bank Ltd/The	24,000		99
Bank Negara Indonesia Persero Tbk PT	164,000		67		Tokyo Tomin Bank Ltd/The	9,100		101
Bank of America Corp (a)	54,150		820		Turkiye Halk Bankasi AS	3,227		25
Bank of China Ltd	454,000		217		Turkiye Is Bankasi	20,676		59
Bank of Communications Co Ltd	33,000		22		Umpqua Holdings Corp (a)	19,000		315
Bank Pekao SA	554		34		Unione di Banche Italiane SCpA	41,690		384
Bank Rakyat Indonesia Persero Tbk PT	88,100		77		US Bancorp/MN	2,000		84
Bank Zachodni WBK SA	101		12		Wells Fargo & Co (a)	48,449		2,460
Bankinter SA	23,125		183		Yamanashi Chuo Bank Ltd/The	19,000		84
BB&T Corp (a)	31,191		1,183					$28,686
BOK Financial Corp	9,240		580
CaixaBank SA	509		3		Beverages - 1.13%
Capital One Financial Corp (a)	3,500		276		Anheuser-Busch InBev NV ADR	62,220		6,839
Chiba Bank Ltd/The	19,000		124		Anheuser-Busch InBev NV	5,500		604
China CITIC Bank Corp Ltd	48,000		28		Arca Continental SAB de CV	14,062		91
China Construction Bank Corp	363,000		267		Asahi Group Holdings Ltd	11,210		317
China Merchants Bank Co Ltd	13,500		25		Carlsberg A/S	243		25
					Coca-Cola Co/The (a)	42,215		1,727
Commerce Bancshares Inc/MO (a)	43		2
					Coca-Cola Enterprises Inc (a)	35,354		1,614
Compartamos SAB de CV	30,500		54
Credicorp Ltd	200		31		Coca-Cola West Co Ltd	1,900		32
Cullen/Frost Bankers Inc	2,485		186		Diageo PLC	30,744		990
Danske Bank A/S	128,572		3,628		Diageo PLC ADR	4,200		541
					Dr Pepper Snapple Group Inc (a)	10,312		595
DNB ASA	19,058		358
East West Bancorp Inc (a)	3,400		114		Fomento Economico Mexicano SAB de CV	400		38
Eighteenth Bank Ltd/The	39,000		96		ADR
Fifth Third Bancorp (a)	8,200		170		Kirin Holdings Co Ltd	1,400		20
					Molson Coors Brewing Co (a)	20,721		1,362
First Republic Bank/CA	9,935		506		Monster Beverage Corp (a),(b)	10,520		730
FirstRand Ltd	16,638		63		PepsiCo Inc (a)	4,155		367
Fukuoka Financial Group Inc	58,000		253
Fulton Financial Corp (a)	18,000		215		Suntory Beverage & Food Ltd	1,778		68
Goldman Sachs Group Inc/The (a)	2,100		336		Treasury Wine Estates Ltd	229,978		1,117
Grupo Financiero Banorte SAB de CV	1,900		14					$17,077
Higashi-Nippon Bank Ltd/The	27,000		66		Biotechnology - 0.84%
HSBC Holdings PLC ADR	3,200		169		Alexion Pharmaceuticals Inc (a),(b)	3,100		515
Huntington Bancshares Inc/OH (a)	7,600		70		Alnylam Pharmaceuticals Inc (b),(c)	5,685		337
Industrial & Commercial Bank of China Ltd	430,000		280		Amgen Inc (a)	9,454		1,096
Intesa Sanpaolo SpA	33,038		111		Arena Pharmaceuticals Inc (b)	50,888		313
Itau Unibanco Holding SA ADR(a)	13,370		207		ARIAD Pharmaceuticals Inc (a),(b)	62,100		401
JP Morgan Chase & Co (a),(c)	35,509		1,974		Biogen Idec Inc (a),(b),(c)	4,880		1,558
Jyske Bank A/S (b)	1,004		56		Celgene Corp (a),(b)	10,633		1,628
KeyCorp (a)	32,900		450		Charles River Laboratories International Inc	3,895		209
Krung Thai Bank PCL	9,550		6		(a),(b)
M&T Bank Corp (a)	14,355		1,742		Chelsea Therapeutics International Ltd (a),(b)	51,403		336
Malayan Banking Bhd	25,300		78		Gilead Sciences Inc (a),(b)	26,621		2,162
Mediobanca SpA (b)	5,457		55		Illumina Inc (b)	2,140		339
Mitsubishi UFJ Financial Group Inc	317,058		1,789		Incyte Corp Ltd (b)	5,090		252
Mizuho Financial Group Inc	5,200		10		Innate Pharma SA (b)	12,240		155
Morgan Stanley	500		15		Medivation Inc (b)	6,628		483
National Penn Bancshares Inc (a)	7,020		72		Myriad Genetics Inc (b)	5,000		166
Nordea Bank AB	14,782		218		Regeneron Pharmaceuticals Inc (b)	2,505		769
North Pacific Bank Ltd	7		—		Seattle Genetics Inc (a),(b)	1,900		63
Northern Trust Corp (a)	4,057		245		United Therapeutics Corp (a),(b)	9,830		941
Oita Bank Ltd/The	21,000		73		Vertex Pharmaceuticals Inc (a),(b)	11,965		864
Old National Bancorp/IN (a)	19,590		265
								$12,587
PacWest Bancorp	1		—
PNC Financial Services Group Inc/The (a)	26,524		2,262		Building Materials - 0.76%
Popular Inc (a),(b)	2,280		69		Ainsworth Lumber Co Ltd (b)	199,626		536
Regions Financial Corp (a)	23,700		241		Armstrong World Industries Inc (b),(c)	29,625		1,572
Resona Holdings Inc	73,400		386		Buzzi Unicem SpA	5,629		98
Seven Bank Ltd	200		1		Cemex SAB de CV ADR(b)	3,328		43
Shinsei Bank Ltd	62,000		130		Daikin Industries Ltd	901		54
Skandinaviska Enskilda Banken AB	25,348		345		Fujitec Co Ltd	4,483		50
State Bank of India Ltd	283		24		HeidelbergCement AG	4,898		422
State Street Corp	400		26		Holcim Ltd (b)	16,228		1,425
Sumitomo Mitsui Financial Group Inc	35,515		1,442		Indocement Tunggal Prakarsa Tbk PT	19,000		37
SunTrust Banks Inc (a)	16,457		631		Lafarge SA	2,445		211
Suruga Bank Ltd	5,000		87		Lennox International Inc (a)	17,986		1,528
					Louisiana-Pacific Corp (b)	9,965		141

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Building Materials (continued)					Chemicals (continued)
Martin Marietta Materials Inc	1,870		$230		Yara International ASA	1,833		$84
Masco Corp (a)	73,150		1,557					$33,454
Norbord Inc	56,698		1,430
Owens Corning Inc	25,087		1,029		Coal - 0.03%
Sanwa Holdings Corp	30,421		208		Adaro Energy Tbk PT	344,100		36
					Jastrzebska Spolka Weglowa SA (b)	507		8
Sika AG	53		210		Peabody Energy Corp (a)	21,853		353
Sumitomo Osaka Cement Co Ltd	23,000		83
Texas Industries Inc (b)	5,655		486					$397
TOTO Ltd	8,000		102		Commercial Services - 1.44%
			$11,452		Adecco SA (b)	216		18
Chemicals - 2.22%					Aeon Delight Co Ltd	5,800		140
					Apollo Education Group Inc (a),(b)	30,990		831
Aica Kogyo Co Ltd	3,022		66		Automatic Data Processing Inc (a)	8,754		698
Air Products & Chemicals Inc	85,987		10,316		Career Education Corp (a),(b)	109,600		512
Akzo Nobel NV	56,893		4,264
Albemarle Corp (a)	2,995		207		Cielo SA	92		2
Asahi Kasei Corp	39,000		293		Cintas Corp	300		19
					Convergys Corp (a)	10,000		218
Axiall Corp	7,100		328		CoreLogic Inc/United States (b)	2,500		71
Brenntag AG	1,352		253		CoStar Group Inc (b)	5,188		823
Cabot Corp	1,200		68
Celanese Corp (a)	1,700		107		Dai Nippon Printing Co Ltd	24,000		242
					Equifax Inc (a)	2,300		163
CF Industries Holdings Inc (a)	1,400		341
					FleetCor Technologies Inc (a),(b)	2,400		303
China BlueChemical Ltd	44,000		24		Gartner Inc (a),(b)	1,800		128
China Petrochemical Development Corp	300		—		Genpact Ltd (b)	600		10
Cytec Industries Inc (a)	3,500		348
					Global Payments Inc (a)	1,023		70
Daicel Corp	16,000		146
DIC Corp	26,000		70		GMO Payment Gateway Inc	1,200		44
					H&R Block Inc (a)	3,597		107
Dow Chemical Co/The (a)	33,150		1,727
					Hertz Global Holdings Inc (b)	208,366		6,151
Eastman Chemical Co	1,100		97
Ecolab Inc	2,350		257		KAR Auction Services Inc	400		12
Fujimi Inc	10,000		116		Kroton Educacional SA	3,600		90
					Manpowergroup Inc (a)	7,500		615
Givaudan SA (b),(d)	114		187
					MasterCard Inc (a)	12,580		961
Hitachi Chemical Co Ltd	25,300		394		McGraw Hill Financial Inc (a),(c)	11,819		966
Huntsman Corp (a)	3,900		104
International Flavors & Fragrances Inc	200		20		Moody's Corp	4,740		405
JSR Corp	20,100		340		Park24 Co Ltd	2,300		44
					Robert Half International Inc (a)	2,900		132
Kaneka Corp	5,000		31		RR Donnelley & Sons Co (a)	16,537		262
Koninklijke DSM NV	280		20
Lintec Corp	8,900		165		Secom Co Ltd	4,700		288
Lonza Group AG (b)	1,540		166		Securitas AB	2,714		31
					SEI Investments Co (a),(c)	34,185		1,126
LyondellBasell Industries NV (a)	14,745		1,468
					Service Corp International/US (a)	7,000		140
Methanex Corp	3,470		198		Sotheby's (a)	1,450		57
Mitsubishi Chemical Holdings Corp	13,500		56
Mitsubishi Gas Chemical Co Inc	67,600		397		Toppan Printing Co Ltd	19,000		142
					Total System Services Inc (a)	12,900		390
Mitsui Chemicals Inc	225,440		563		Towers Watson & Co (a)	40,933		4,606
Monsanto Co (a)	1,500		183
					Verisk Analytics Inc (a),(b)	800		47
Mosaic Co/The (a)	42,188		2,109
Nihon Nohyaku Co Ltd	14,100		149		Weight Watchers International Inc	700		15
					Western Union Co/The (a)	50,550		817
Nippon Kayaku Co Ltd	4,000		51
Nippon Shokubai Co Ltd	12,700		161		Zhejiang Expressway Co Ltd	26,000		26
Nitto Denko Corp	7,800		362					$21,722
OCI Co Ltd (b)	601		103		Computers - 2.21%
Platform Specialty Products Corp (b)	53,447		1,456		3D Systems Corp (b)	4,260		216
PPG Industries Inc (a)	2,130		429		Accenture PLC - Class A (a)	16,535		1,347
Praxair Inc (c)	9,299		1,230		Apple Inc (a)	8,487		5,373
PTT Global Chemical PCL	66,100		139		Brocade Communications Systems Inc (a)	106,900		975
Rockwood Holdings Inc (a)	5,350		408		Cadence Design Systems Inc (b),(c)	75,596		1,262
RPM International Inc (a)	2,500		108		Chicony Electronics Co Ltd	6,140		17
Sasol Ltd ADR(a)	2,900		163		Computer Sciences Corp (a)	30,338		1,908
Sherwin-Williams Co/The (a)	3,245		664		Diebold Inc (a)	1,657		62
Shin-Etsu Chemical Co Ltd	1,400		84		DST Systems Inc (a)	2,700		246
Sinopec Shanghai Petrochemical Co Ltd	517,000		128		DTS Corp	6,300		109
Solvay SA	775		125		EMC Corp/MA	11,140		296
Sumitomo Bakelite Co Ltd	64,720		240		Ferrotec Corp	22,300		142
Tokyo Ohka Kogyo Co Ltd	19,078		421		FleetMatics Group PLC (b)	2,400		68
Tronox Ltd	11,338		301		Foxconn Technology Co Ltd	368		1
Ube Industries Ltd/Japan	39,000		64		Fujitsu Ltd	210,201		1,431
Valspar Corp/The (a)	2,500		187		Fusion-io Inc (b)	22,050		176
Wacker Chemie AG	3,603		426		Hewlett-Packard Co (a)	72,370		2,424
Westlake Chemical Corp (a)	1,700		137		IHS Inc (b)	16,829		2,119
WR Grace & Co (a),(b)	4,400		405		Infosys Ltd ADR(a)	2,600		134

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Distribution & Wholesale (continued)
Innolux Corp (b)	52,000		$21		Yamazen Corp	8,600		$59
International Business Machines Corp (a)	7,117		1,312		Yondoshi Holdings Inc	7,317		132
Inventec Corp	158,000		148					$6,017
Itochu Techno-Solutions Corp	14,540		601
Jack Henry & Associates Inc (a)	1,100		64		Diversified Financial Services - 0.88%
					Affiliated Managers Group Inc (a),(b)	3,115		587
Japan Digital Laboratory Co Ltd	8,100		131		American Express Co (a)	11,713		1,072
Lite-On Technology Corp	15,150		25		Ameriprise Financial Inc (a)	2,580		290
Logitech International SA	12,452		164		Blackhawk Network Holdings Inc (a),(b)	4,417		108
Melco Holdings Inc	10,500		184
Mobile Create Co Ltd	1,100		33		BlackRock Inc	6,125		1,868
NCR Corp (a),(b)	73,182		2,390		CBOE Holdings Inc	1,500		76
NET One Systems Co Ltd	42,200		316		Credit Saison Co Ltd	15,082		273
NetApp Inc (a)	55,546		2,055		CTBC Financial Holding Co Ltd	48,000		31
					Discover Financial Services (a)	14,300		846
Nomura Research Institute Ltd	1,700		57		E*Trade Financial Corp (b)	600		12
Obic Co Ltd	12,072		385		Ellie Mae Inc (b)	11,715		326
Otsuka Corp	1,990		273		Fannie Mae (b)	69,081		306
Riverbed Technology Inc (a),(b)	63,235		1,285
					Franklin Resources Inc (a)	5,140		284
Roland DG Corp	665		24		Freddie Mac (b)	71,362		317
SanDisk Corp	6,834		660
SCSK Corp	19,504		506		Fubon Financial Holding Co Ltd	70,248		101
Seagate Technology PLC (a)	3,200		172		Hana Financial Group Inc	7		—
Stratasys Ltd (b)	3,840		357		Henderson Group PLC	84,265		353
Synopsys Inc (a),(b)	13,503		520		IBJ Leasing Co Ltd	18,100		434
Teradata Corp (a),(b)	39,790		1,671		Ichiyoshi Securities Co Ltd	5,900		78
					Invesco Ltd (a)	3,500		128
Western Digital Corp (a)	15,500		1,362
Wipro Ltd ADR(a)	18,025		201		Investec Ltd	5,004		43
Zuken Inc	6,500		53		Jaccs Co Ltd	17,000		76
			$33,276		Japan Exchange Group Inc	3,036		73
					Kenedix Inc (b)	20,700		91
Consumer Products - 0.11%					KJB Financial Group Co Ltd (b)	250		3
Avery Dennison Corp (a)	2,400		122		KNB Financial Group Co Ltd (b)	382		5
Central Garden and Pet Co - A Shares (a),(b)	6,210		49		Kyokuto Securities Co Ltd	3,100		47
Jarden Corp (a),(b)	7,370		417		Legg Mason Inc (a)	26,584		1,298
Kimberly-Clark Corp (a)	1,400		157		LPL Financial Holdings Inc	1,700		80
Kimberly-Clark de Mexico SAB de CV	21,500		58		Mitsubishi UFJ Lease & Finance Co Ltd	63,600		345
Samsonite International SA	178,810		563		NASDAQ OMX Group Inc/The (a)	40,246		1,525
Tupperware Brands Corp (a)	3,000		251		Navient Corp (a)	12,700		201
Unilever Indonesia Tbk PT	12,500		31		Ocwen Financial Corp (b)	750		26
			$1,648		Outerwall Inc (b)	4,340		307
					Pocket Card Co Ltd	15,600		110
Cosmetics & Personal Care - 0.30%					Raymond James Financial Inc (a)	11,253		545
Artnature Inc	5,200		146		RMB Holdings Ltd	7,545		37
Avon Products Inc (a)	100,591		1,438
Colgate-Palmolive Co (a)	1,000		68		Samsung Card Co Ltd	760		28
					Shinhan Financial Group Co Ltd	1,670		73
Estee Lauder Cos Inc/The	1,300		100		Taishin Financial Holding Co Ltd	76,000		38
Kao Corp	5,151		205		Visa Inc (a)	1,740		374
Kose Corp	2,262		80		Waddell & Reed Financial Inc	2,300		139
Pigeon Corp	6,300		294		Woori Finance Holdings Co Ltd (b)	3,297		39
Pola Orbis Holdings Inc	4,909		192		Zenkoku Hosho Co Ltd	9,780		242
Procter & Gamble Co/The (a)	23,995		1,938
Shiseido Co Ltd	5,700		96					$13,235
			$4,557		Electric - 1.05%
					AES Corp/VA (a)	179,271		2,528
Distribution & Wholesale - 0.40%					Alliant Energy Corp	200		12
Arrow Electronics Inc (a),(b)	8,450		488
					Ameren Corp (a)	28,560		1,123
Doshisha Co Ltd	5,800		89		American Electric Power Co Inc (a)	4,000		213
Fossil Group Inc (a),(b)	1,992		208
Genuine Parts Co (a)	2,100		181		China Resources Power Holdings Co Ltd	26,000		68
					Chubu Electric Power Co Inc (b)	11,700		141
HD Supply Holdings Inc (b)	80,054		2,103
					Cia Energetica de Minas Gerais ADR	19,220		135
Hitachi High-Technologies Corp	5,400		123		Cleco Corp	400		21
Ingram Micro Inc (a),(b)	21,700		603
					Consolidated Edison Inc (a)	8,310		457
ITOCHU Corp	3,200		38		DTE Energy Co (a)	5,000		381
LKQ Corp (a),(b)	400		11
					Duke Energy Corp (a)	10,200		725
Marubeni Corp	15,000		103		E.ON SE	26,890		524
Mitsubishi Corp ADR	6,278		249		Edison International (a)	6,200		342
Mitsubishi Corp	300		6		Endesa SA	7,474		285
Mitsui & Co Ltd ADR	890		271		Enel SpA	112,760		639
Sojitz Corp	9,200		15		EnerNOC Inc (b)	20,490		393
Sumitomo Corp	7,400		97		Enersis SA ADR	2,400		39
Tomoe Engineering Co Ltd	8,500		134		Entergy Corp (a)	4,920		371
Toyota Tsusho Corp	2,200		58		FirstEnergy Corp (a)	34,020		1,151
WESCO International Inc (b)	12,279		1,049

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electric (continued)					Electronics (continued)
Fortum OYJ	5,101		$124		LG Display Co Ltd ADR(a)	9,000		$119
Huaneng Power International Inc	44,000		47		Mitsumi Electric Co Ltd	18,400		112
Iberdrola SA	24,654		177		Murata Manufacturing Co Ltd	1,493		128
IDACORP Inc	200		11		Nichicon Corp	23,700		183
Kansai Electric Power Co Inc/The	16,400		152		Nippon Ceramic Co Ltd	6,500		112
Korea Electric Power Corp	2,390		92		Omron Corp	12,000		453
MDU Resources Group Inc	2,400		81		PerkinElmer Inc (a)	1,800		81
OGE Energy Corp (a)	5,600		206		Rexel SA	21,948		525
Okinawa Electric Power Co Inc/The	11		—		Sodick Co Ltd	15,200		56
Pepco Holdings Inc (a)	41,733		1,156		Star Micronics Co Ltd	9,500		126
PG&E Corp	1,300		60		TE Connectivity Ltd (a)	19,375		1,152
PGE SA	26,041		180		Tech Data Corp (a),(b)	6,100		363
Pinnacle West Capital Corp (a)	9,500		526		Thermo Fisher Scientific Inc (a)	3,000		351
PNM Resources Inc	800		23		Tokyo Seimitsu Co Ltd	13,900		251
Southern Co/The (a)	4,050		177		Toshiba Corp	89,000		367
Tauron Polska Energia SA	30,895		54		TTM Technologies Inc (a),(b)	26,404		198
Tenaga Nasional BHD	51,600		194		Tyco International Ltd (a)	186,634		8,144
Terna Rete Elettrica Nazionale SpA	16,395		87		Vishay Intertechnology Inc	4,700		70
Tokyo Electric Power Co Inc (b)	78,600		320		Yaskawa Electric Corp	8,100		100
UIL Holdings Corp (a)	27,470		1,016		Yokogawa Electric Corp	6,800		82
UNS Energy Corp (a)	24,833		1,504					$19,407
Wisconsin Energy Corp (a)	2,200		100
Xcel Energy Inc	600		18		Energy - Alternate Sources - 0.03%
					GCL-Poly Energy Holdings Ltd (b)	1,082,710		338
			$15,853		Vestas Wind Systems A/S (b)	976		52
Electrical Components & Equipment - 0.30%								$390
Acuity Brands Inc	8,100		1,017
Brother Industries Ltd	11,921		190		Engineering & Construction - 0.51%
					ABB Ltd (b)	2,986		71
Capstone Turbine Corp (b)	270,390		408
Casio Computer Co Ltd	20,140		270		ACS Actividades de Construccion y Servicios	4,833		215
Delta Electronics Inc	7,000		46		SA
					AECOM Technology Corp (a),(b)	30,740		988
Emerson Electric Co (a)	9,687		646
Energizer Holdings Inc (a)	200		23		Airports of Thailand PCL	21,400		122
Fujikura Ltd	52,000		230		Bilfinger SE	2,488		293
Funai Electric Co Ltd	20,200		195		China Railway Construction Corp Ltd	30,000		26
General Cable Corp (a)	10,618		270		Chiyoda Corp	13,000		154
Hubbell Inc (a)	1,000		117		COMSYS Holdings Corp	18,717		339
					EMCOR Group Inc (a)	2,300		102
Leoni AG	3,331		267
Nidec Corp	5,299		309		Enka Insaat ve Sanayi AS	26,345		73
Prysmian SpA	9,071		211		Ferrovial SA	12,571		272
Ushio Inc	22,600		275		Fluor Corp	700		53
					Foster Wheeler AG (a)	52,600		1,781
			$4,474		Hochtief AG	1,539		140
Electronics - 1.29%					Jacobs Engineering Group Inc (b)	15,349		845
Agilent Technologies Inc (a)	21,383		1,218		JGC Corp	21,000		606
Alps Electric Co Ltd	5,479		64		Kajima Corp	37,000		154
Anritsu Corp	23,700		246		Kandenko Co Ltd	118		1
AU Optronics Corp (b)	98,000		37		KBR Inc (a)	11,100		270
Avnet Inc (a)	8,800		383		Koninklijke Boskalis Westminster NV	397		23
Azbil Corp	3,300		75		Kyowa Exeo Corp	5,372		74
Cheng Uei Precision Industry Co Ltd	11,000		21		Multiplan Empreendimentos Imobiliarios SA	200		4
Dai-ichi Seiko Co Ltd	9,300		125		NCC AB	5,493		193
Dainippon Screen Manufacturing Co Ltd	95,000		409		Nippon Densetsu Kogyo Co Ltd	2,233		33
Eizo Corp	1,192		31		Shimizu Corp	26,000		173
Flextronics International Ltd (a),(b)	77,100		784		Skanska AB	3,903		91
Futaba Corp/Chiba	11,200		166		Taisei Corp	72,000		372
Gentex Corp/MI (a)	8,430		244		TAV Havalimanlari Holding AS	12,050		96
Hamamatsu Photonics KK	2,169		105		URS Corp	200		9
Hirose Electric Co Ltd	700		101		Yumeshin Holdings Co Ltd	15,500		150
Hon Hai Precision Industry Co Ltd	48,200		149					$7,723
Honeywell International Inc (a)	1,900		177
Hosiden Corp	33,000		183		Entertainment - 0.05%
Hoya Corp	13,897		431		Avex Group Holdings Inc	5,100		87
					Cinemark Holdings Inc (a)	2,500		79
Inaba Denki Sangyo Co Ltd	2,800		88
Itron Inc (a),(b)	1,600		62		DHX Media Ltd	48,115		247
Jabil Circuit Inc (a)	29,700		559		Gtech Spa	141		4
Kaga Electronics Co Ltd	2,190		28		International Game Technology	300		4
					Madison Square Garden Co/The (b)	600		33
Keyence Corp	265		103
Kinsus Interconnect Technology Corp	5,000		23		Sankyo Co Ltd	2,100		79
					Scientific Games Corp (a),(b)	30,540		273
Koninklijke Philips NV	11,692		369
Kyocera Corp	5,654		253		Toho Co Ltd/Tokyo	200		4
								$810

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Environmental Control - 0.19%					Gas (continued)
Clean Harbors Inc (b)	39,561		$2,418		Sempra Energy	400		$40
Kurita Water Industries Ltd	1,900		41		Shizuoka Gas Co Ltd	7,900		48
Republic Services Inc (a)	9,437		334		Tokyo Gas Co Ltd ADR	7,684		175
			$2,793		Tokyo Gas Co Ltd	64,000		363
					UGI Corp (a)	48,469		2,359
Food - 0.91%					Vectren Corp (a)	1,400		56
Ajinomoto Co Inc	5,000		78					$4,800
Aryzta AG (b)	1,249		117
BRF SA ADR	3,500		76		Hand & Machine Tools - 0.12%
Calbee Inc	2,800		79		Asahi Diamond Industrial Co Ltd	2,100		34
Campbell Soup Co (a)	15,329		704		Fuji Electric Co Ltd	88,964		393
Cia Brasileira de Distribuicao ADR(a)	3,200		145		Regal-Beloit Corp	800		61
Colruyt SA	133		7		Snap-on Inc (a)	1,100		129
Delhaize Group SA	538		38		Stanley Black & Decker Inc (a)	9,568		836
Distribuidora Internacional de Alimentacion	30,070		278		THK Co Ltd	13,000		289
SA								$1,742
Ebro Foods SA	112		3
Grupo Bimbo SAB de CV	8,319		24		Healthcare - Products - 0.65%
Hershey Co/The (a)	1,000		97		Asahi Intecc Co Ltd	4,700		188
Hillshire Brands Co/The (a)	7,700		410		Becton Dickinson and Co	100		12
					Boston Scientific Corp (a),(b)	185,714		2,382
Hormel Foods Corp (a)	1,800		89
					Bruker BioSciences Corp (a),(b)	400		8
Indofood Sukses Makmur Tbk PT	78,800		46		CareFusion Corp (a),(b)	7,700		331
Ingredion Inc (a)	16,910		1,287
JBS SA	21,307		71		Coloplast A/S	2,649		229
					Cooper Cos Inc/The (a)	1,800		232
JM Smucker Co/The (a)	3,790		389
					Covidien PLC (a)	3,600		263
Kesko OYJ	1,664		74		CR Bard Inc (a)	2,979		440
Kikkoman Corp	4,153		84		Edwards Lifesciences Corp (a),(b)	4,400		357
Koninklijke Ahold NV	14,414		262
Kraft Foods Group Inc	14,485		861		Getinge AB	322		8
					Henry Schein Inc (b)	300		36
MEIJI Holdings Co Ltd	2,980		188		Hill-Rom Holdings Inc (a)	4,400		175
Metro AG (b)	1,501		63
					Hologic Inc (a),(b)	70,337		1,719
Mondelez International Inc (a)	66,946		2,519
					Hospira Inc (a)	6,460		318
Nippon Flour Mills Co Ltd	5,816		31		Medtronic Inc (a)	17,008		1,038
Nippon Meat Packers Inc	1,000		20
Nisshin Seifun Group Inc	4,450		52		Nihon Kohden Corp	6,762		307
					Nordion Inc (a),(b)	49,347		590
Nutreco NV	6,338		279
Pinnacle Foods Inc (a)	18,909		592		Paramount Bed Holdings Co Ltd	10,660		347
Safeway Inc (a)	48,765		1,674		Patterson Cos Inc	500		20
					QIAGEN NV (b)	400		9
Seven & I Holdings Co Ltd	13,680		550		ResMed Inc (a)	1,800		90
SUPERVALU Inc (a),(b)	41,660		311
Sysco Corp (a)	5,800		218		Shimadzu Corp	1,000		9
Toyo Suisan Kaisha Ltd	11,150		340		STERIS Corp	600		32
Tyson Foods Inc (a)	19,587		832		Straumann Holding AG	366		81
Unilever NV - NY shares	13,253		575		Teleflex Inc	300		32
					Thoratec Corp (a),(b)	6,510		216
Uni-President Enterprises Corp	93,004		163
Yaoko Co Ltd	2,323		114		Topcon Corp	6,021		121
					Zimmer Holdings Inc (a)	1,900		198
			$13,740
								$9,788
Food Service - 0.02%
Compass Group PLC	20,205		338		Healthcare - Services - 0.86%
					Aetna Inc (a)	3,300		256
					Cigna Corp (a)	14,160		1,271
Forest Products & Paper - 0.09%					CMIC Holdings Co Ltd	7,500		112
Fibria Celulose SA ADR(b)	2,500		24		Covance Inc (a),(b)	4,600		386
International Paper Co (a)	4,800		229		DaVita HealthCare Partners Inc (a),(b)	14,612		1,031
KapStone Paper and Packaging Corp (b)	8,270		240		Emeritus Corp (a),(b)	33,179		1,038
MeadWestvaco Corp (a)	1,800		73		Envision Healthcare Holdings Inc (b)	48,967		1,688
Stora Enso OYJ	13,979		143		Gentiva Health Services Inc (a),(b)	20,178		275
Svenska Cellulosa AB SCA	19,826		552		HCA Holdings Inc (a),(b)	1,000		53
UPM-Kymmene OYJ	8,583		151		Health Net Inc/CA (a),(b)	6,900		276
			$1,412		Humana Inc (a)	4,300		535
					Laboratory Corp of America Holdings (a),(b)	17,335		1,779
Gas - 0.32%					Message Co Ltd	4,000		147
Atmos Energy Corp	500		25
CenterPoint Energy Inc (a)	6,600		159		Miraca Holdings Inc	3,100		146
					Quest Diagnostics Inc (a)	16,080		963
China Gas Holdings Ltd	46,000		75		Rhoen Klinikum AG	10,954		361
Enagas SA	14,022		413		Tsukui Corp	3,800		37
Gas Natural SDG SA	19,328		557
National Fuel Gas Co (a)	3,990		299		UnitedHealth Group Inc	16,848		1,342
					Universal Health Services Inc (a)	4,200		376
NiSource Inc	1,200		45		WellCare Health Plans Inc (a),(b)	800		62
Osaka Gas Co Ltd	34,000		136		WellPoint Inc (a)	6,869		745
Perusahaan Gas Negara Persero Tbk PT	108,000		50					$12,879

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Holding Companies - Diversified - 0.03%					Insurance (continued)
Alfa SAB de CV	51,900		$146		Markel Corp (b)	2,456		$1,572
GEA Group AG	4,751		205		Marsh & McLennan Cos Inc (a)	58,693		2,951
Imperial Holdings Ltd	235		4		Mediolanum SpA	20,371		175
Leucadia National Corp (a)	4,000		103		MetLife Inc	24,889		1,268
Remgro Ltd	1,378		28		MMI Holdings Ltd/South Africa	8,140		20
			$486		MS&AD Insurance Group Holdings Inc	500		12
					Muenchener Rueckversicherungs AG	361		80
Home Builders - 0.55%					Navigators Group Inc/The (a),(b)	3,890		242
Daiwa House Industry Co Ltd	3,000		56		NKSJ Holdings Inc	3,800		106
Iida Group Holdings Co Ltd	9,337		141		Old Republic International Corp (a)	101,840		1,742
KB Home	68,837		1,134		Porto Seguro SA	9,800		138
Lennar Corp	43,106		1,763		Powszechny Zaklad Ubezpieczen SA	556		82
M/I Homes Inc (b)	16,430		375
					ProAssurance Corp (a)	1,800		82
NVR Inc (b)	1,477		1,645
					Progressive Corp/The (a)	21,481		538
Pulte Group Inc (a),(c)	136,106		2,663
					Protective Life Corp (a)	15,100		790
Sekisui Chemical Co Ltd	26,000		283		Prudential Financial Inc (a)	4,400		362
Taylor Morrison Home Corp (b)	6,731		143
					Reinsurance Group of America Inc (a)	5,100		399
West Holdings Corp	4,200		65		RenaissanceRe Holdings Ltd (a)	24,245		2,526
			$8,268		Sampo	849		43
Home Furnishings - 0.31%					Sanlam Ltd	8,786		49
Alpine Electronics Inc	14,100		173		Sony Financial Holdings Inc	28,640		474
Electrolux AB	9,798		247		Swiss Life Holding AG (b)	1,664		400
Harman International Industries Inc (a)	4,217		443		Swiss Re AG (b)	85		8
Hoshizaki Electric Co Ltd	2,900		134		T&D Holdings Inc	86,548		1,134
La-Z-Boy Inc (a)	12,150		297		Tokio Marine Holdings Inc	8,275		263
Matsushita Electric Industrial Co Ltd	54,122		584		Torchmark Corp (a)	6,257		507
Whirlpool Corp (a)	19,550		2,806		Travelers Cos Inc/The (a)	1,830		171
			$4,684		Tryg A/S	131		13
					Unum Group (a)	7,900		268
Housewares - 0.00%					White Mountains Insurance Group Ltd	964		569
Newell Rubbermaid Inc (a)	2,300		67		Willis Group Holdings PLC	1,000		42
					WR Berkley Corp (a)	5,326		237
Insurance - 2.56%								$38,556
ACE Ltd (b)	2,300		239
					Internet - 1.76%
ACE Ltd	16,134		1,673		Amazon.com Inc (a),(b)	2,200		688
Aegon NV	36,160		314		Angie's List Inc (b),(c)	33,400		356
Aflac Inc (a)	7,008		429		AOL Inc (b)	12,590		457
Alleghany Corp (b),(c)	1,585		667		Bankrate Inc (b)	23,951		363
Allied World Assurance Co Holdings AG	2,358		88		COLOPL Inc (b)	1,570		36
Allstate Corp/The (a)	1,500		87		Constant Contact Inc (b)	10,436		308
American Financial Group Inc/OH (a)	5,900		344
American International Group Inc (c)	32,719		1,769		CyberAgent Inc	4,500		180
					Dena Co Ltd	17,300		227
Aon PLC (a)	27,572		2,480		Dice Holdings Inc (a),(b)	21,020		148
Arthur J Gallagher & Co	1,100		50		Digital Garage Inc	5,900		96
Aspen Insurance Holdings Ltd (a)	20,975		964		eBay Inc (b)	5,400		274
Assurant Inc (a)	18,030		1,222
					en-japan Inc	6,700		120
Assured Guaranty Ltd	18,011		440		F5 Networks Inc (a),(b)	9,476		1,029
Axis Capital Holdings Ltd (a)	6,200		285		Facebook Inc (a),(b)	46,145		2,921
Baloise Holding AG	55		7		Google Inc - A Shares (a),(b),(c)	1,515		866
Berkshire Hathaway Inc - Class B (a),(b)	12,002		1,540		Google Inc - C Shares (a),(b),(c)	4,922		2,761
Brown & Brown Inc (a)	2,400		72		Groupon Inc (a),(b)	283,286		1,666
Chubb Corp/The	100		9		Gurunavi Inc	3,426		49
Dai-ichi Life Insurance Co Ltd/The	25,500		381		IAC/InterActiveCorp (a)	15,000		993
Delta Lloyd NV	1,769		43		Infomart Corp	9,000		167
Dongbu Insurance Co Ltd	766		43		Internet Initiative Japan Inc	4,000		104
Everest Re Group Ltd (a)	2,490		398
					Kakaku.com Inc	4,900		86
Fairfax Financial Holdings Ltd	1,650		743		Monitise PLC (b)	523,635		593
Fidelity National Financial Inc (a)	400		13
					NAVER Corp	84		63
First American Financial Corp (a)	18,900		530		Netflix Inc (b)	3,369		1,408
Genworth Financial Inc (a),(b)	13,477		229		NHN Entertainment Corp (b)	72		5
Gjensidige Forsikring ASA	1,531		28		Optimal Payments PLC (b)	53,390		347
Hanover Insurance Group Inc/The (a)	2,606		156		Pandora Media Inc (a),(b)	46,115		1,131
Hanwha Life Insurance Co Ltd	11,820		75		Priceline Group Inc/The (b),(c)	2,003		2,561
Hartford Financial Services Group Inc/The	1,400		49		Proto Corp	5,400		75
HCC Insurance Holdings Inc (a)	3,300		155
					Rakuten Inc	36,624		477
ING Groep NV (b)	307,227		4,309		Splunk Inc (a),(b)	4,700		197
Kemper Corp (a)	7,900		276		Symantec Corp (a)	62,139		1,367
Liberty Holdings Ltd	10,099		124		Tencent Holdings Ltd	18,000		255
Lincoln National Corp (a)	7,640		366		TIBCO Software Inc (a),(b)	2,500		54
Loews Corp (a)	16,136		696		TripAdvisor Inc (b),(c)	3,334		324

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Machinery - Diversified (continued)
United Internet AG	1,841		$85		Okuma Holdings Inc	19,915		$185
VeriSign Inc (a),(b)	5,360		268		Rheinmetall AG	2,357		162
Vocus Inc (b)	2,430		44		Rockwell Automation Inc (a)	1,100		133
Web.com Group Inc (b)	20,013		689		Sumitomo Heavy Industries Ltd	36,000		161
Yahoo Japan Corp	49,800		231		Toshiba Machine Co Ltd	42,000		179
Yahoo! Inc (a),(b)	60,424		2,094		Tsubakimoto Chain Co	6,300		49
Yelp Inc (b)	4,735		313		Wabtec Corp/DE (a)	2,100		165
Zendesk Inc (b)	600		10		Xylem Inc/NY (a)	5,850		218
			$26,486		Zuiko Corp	3,330		200

Iron & Steel - 0.56%								$7,864
Acerinox SA	4,075		70		Media - 2.29%
Chubu Steel Plate Co Ltd	14,800		63		BEC World PCL	24,500		37
Cliffs Natural Resources Inc	6,580		103		Cablevision Systems Corp (a)	56,358		994
Commercial Metals Co (a)	15,700		279		CBS Corp (a)	6,200		370
Fortescue Metals Group Ltd	67,910		280		Comcast Corp - Class A (a)	81,319		4,245
Gerdau SA ADR	23,000		137		DIRECTV (a),(b)	24,093		1,986
Hitachi Metals Ltd	31,596		450		Discovery Communications Inc - A Shares	4,504		347
JFE Holdings Inc	1,900		36		(a),(b)
Nucor Corp (a)	8,913		451		DISH Network Corp (a),(b)	115,418		6,771
POSCO ADR	500		35		FactSet Research Systems Inc	5,631		603
Reliance Steel & Aluminum Co (a)	7,900		568		Fuji Media Holdings Inc	7,100		113
Salzgitter AG	80		4		Gannett Co Inc (a)	42,766		1,188
Steel Dynamics Inc (a)	22,600		390		Global Mediacom Tbk PT	74,500		13
ThyssenKrupp AG (b)	161,537		4,858		Graham Holdings Co (a)	400		271
Tokyo Steel Manufacturing Co Ltd	22,600		105		Grupo Televisa SAB ADR	3,500		118
Toyo Kohan Co Ltd	12,000		65		Liberty Global PLC - A Shares (b)	17,144		772
United States Steel Corp	1,552		36		Liberty Global PLC - C Shares (b)	46,479		1,989
Vale SA ADR(a)	2,000		23		Naspers Ltd	1,159		128
Yamato Kogyo Co Ltd	18,200		517		New York Times Co/The	2,700		40
			$8,470		News Corp (a),(b)	32,840		560
					Nielsen NV	8,900		429
Leisure Products & Services - 0.14%					Nippon Television Holdings Inc	22,800		370
Harley-Davidson Inc	16,970		1,209		ProSiebenSat.1 Media AG	7,164		326
HIS Co Ltd	7,300		217		Schibsted ASA	339		20
Polaris Industries Inc (a)	900		116
					Sirius XM Holdings Inc (a),(b)	489,976		1,607
Royal Caribbean Cruises Ltd	4,600		254		Time Warner Cable Inc (a)	41,796		5,900
Shimano Inc	656		68		Time Warner Inc (a)	49,497		3,457
TUI AG	5,764		98		TV Asahi Holdings Corp	29,800		523
Yamaha Corp	11,800		185		Twenty-First Century Fox Inc - A Shares (a)	3,700		131
			$2,147		Viacom Inc (a)	11,280		962
Lodging - 0.20%					Walt Disney Co/The (a)	2,300		193
Boyd Gaming Corp (b)	15,780		173		Wolters Kluwer NV	670		20
MGM Resorts International (b)	200		5					$34,483
Starwood Hotels & Resorts Worldwide Inc (a)	12,455		995
Wyndham Worldwide Corp (a),(c)	23,297		1,722		Metal Fabrication & Hardware - 0.13%
					Arcam AB (b)	6,560		178
Wynn Resorts Ltd (a)	800		172
					Aurubis AG	5,194		283
			$3,067		Hyosung Corp	1,188		80
Machinery - Construction & Mining - 0.13%					Maruichi Steel Tube Ltd	4,400		108
Joy Global Inc (a)	16,853		963		NSK Ltd	19,736		241
Komatsu Ltd	12,100		264		Timken Co/The (a)	12,050		773
Mitsubishi Electric Corp	68,315		799		Valmont Industries Inc (a)	800		124
			$2,026		Worthington Industries Inc (a)	5,800		234
								$2,021
Machinery - Diversified - 0.52%
AGCO Corp (a)	29,066		1,569		Mining - 0.28%
Amada Co Ltd	14,500		138		African Rainbow Minerals Ltd	4,579		81
Cummins Inc (a)	1,200		183		Alcoa Inc (a)	37,850		515
Daifuku Co Ltd	16,566		217		AngloGold Ashanti Ltd ADR(b)	1,200		19
Deere & Co (a)	15,400		1,404		Barrick Gold Corp	29,400		474
Denyo Co Ltd	10,300		151		Cameco Corp	22,600		452
Eagle Industry Co Ltd	3,400		58		Cameco Corp	19,280		386
Ebara Corp	21,000		128		Cia de Minas Buenaventura SAA ADR	700		7
Fuji Machine Manufacturing Co Ltd	21,200		171		Continental Gold Ltd (b)	54,253		159
Hisaka Works Ltd	9,000		82		Goldcorp Inc	9,400		220
IDEX Corp	7,720		592		Grupo Mexico SAB de CV	20,400		67
Makino Milling Machine Co Ltd	72,210		578		Harmony Gold Mining Co Ltd ADR(b)	9,800		26
Mitsubishi Heavy Industries Ltd	93,000		545		Korea Zinc Co Ltd	155		56
Nordson Corp	900		73		Koza Altin Isletmeleri AS	4,623		46
OC Oerlikon Corp AG (b)	34,142		523		Mitsubishi Materials Corp	27,000		83
					Newmont Mining Corp (a)	25,880		592

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Mining (continued)					Oil & Gas (continued)
Nippon Coke & Engineering Co Ltd	100,500		$113		Forest Oil Corp (a),(b)	131,509		$324
Osisko Mining Corp (b)	86,409		643		Gazprom OAO ADR	29,788		243
Southern Copper Corp	300		9		Grupa Lotos SA (b)	4,246		52
Sumitomo Metal Mining Co Ltd	16,000		243		Hess Corp (a)	19,450		1,775
Umicore SA	183		9		HollyFrontier Corp (a)	1,218		60
			$4,200		Idemitsu Kosan Co Ltd	2,700		56
					Inpex Corp	53,631		777
Miscellaneous Manufacturing - 0.88%					Japan Petroleum Exploration Co	9,200		383
3M Co (a)	8,025		1,143
Actuant Corp (a)	5,740		204		JX Holdings Inc	71,101		372
					Karoon Gas Australia Ltd (b),(e)	135,461		304
AO Smith Corp (a)	6,870		340
					Laredo Petroleum Inc (b)	20,462		566
Barnes Group Inc (c)	6,314		236
Carlisle Cos Inc (a)	1,700		144		Lukoil OAO ADR	1,755		99
					Marathon Oil Corp (a)	32,150		1,178
Crane Co (a)	4,400		326
					Marathon Petroleum Corp (a)	13,504		1,207
Danaher Corp	14,661		1,150		Murphy Oil Corp (a)	16,091		992
Donaldson Co Inc	600		24		Murphy USA Inc (b)	2,600		132
Dover Corp (a)	811		71
					Nabors Industries Ltd (a)	5,631		148
Eaton Corp PLC (a),(c)	17,648		1,300
					Neste Oil OYJ	11,755		241
FUJIFILM Holdings Corp	15,835		411		Newfield Exploration Co (a),(b)	40,840		1,490
General Electric Co (a)	19,020		510
					Noble Corp PLC (a)	27,530		866
Glory Ltd	5,600		166		Noble Energy Inc (a)	2,000		144
Harsco Corp (a)	7,500		202
					Occidental Petroleum Corp (a),(c)	18,269		1,821
Ingersoll-Rand PLC (a)	6,400		383
					Patterson-UTI Energy Inc (a)	16,700		553
ITT Corp (a)	7,500		328
					PetroChina Co Ltd ADR(a)	400		48
Koken Ltd	3,720		98		Petroleo Brasileiro SA ADR(a)	10,300		154
Konica Minolta Inc	52,500		455		Phillips 66 (a)	12,310		1,044
Largan Precision Co Ltd	1,000		66		Pioneer Natural Resources Co (c)	18,160		3,817
Nikkiso Co Ltd	11,000		128		Polskie Gornictwo Naftowe i Gazownictwo	39,145		60
Orkla ASA	3,949		35		SA
Pall Corp (a)	7,740		656
Parker Hannifin Corp (a)	3,275		410		PTT Exploration & Production PCL	20,000		94
					Reliance Industries Ltd (f)	2,177		78
Pentair Ltd (a)	7,230		540
Polypore International Inc (b)	8,587		382		Repsol SA	3,668		103
					Rosneft OAO (b)	5,840		38
Shin-Etsu Polymer Co Ltd	28,900		119		Showa Shell Sekiyu KK	2,900		31
Siemens AG ADR	1,245		166		SK Holdings Co Ltd	535		97
SPX Corp (a)	12,500		1,308
					SM Energy Co (a)	18,250		1,383
Sulzer AG	896		136		Southwestern Energy Co (a),(b)	50,904		2,315
Tenma Corp	10,300		143		Statoil ASA	8,321		255
Tokai Rubber Industries Ltd	15,100		146		Statoil ASA ADR	5,983		182
Trelleborg AB	7,687		168		Suncor Energy Inc	21,930		845
Wartsila OYJ Abp	24,977		1,349		Surgutneftegas OAO ADR	6,174		45
			$13,243		Tatneft OAO ADR	1,090		39
Office & Business Equipment - 0.20%					Tesoro Corp (a)	4,080		229
Canon Inc ADR	1,933		64		Unit Corp (a),(b)	3,300		210
Canon Inc	18,800		620		Valero Energy Corp (a)	6,600		370
Seiko Epson Corp	19,493		680		Whiting Petroleum Corp (a),(b)	6,300		453
Xerox Corp (a)	128,499		1,587		WPX Energy Inc (b)	4,200		89
			$2,951		YPF SA ADR	6,880		206
								$50,513
Oil & Gas - 3.36%
Anadarko Petroleum Corp (a),(c)	11,710		1,204		Oil & Gas Services - 0.52%
Apache Corp (a)	26,880		2,506		Baker Hughes Inc	1,800		127
Athlon Energy Inc (b)	11,653		506		Bourbon SA	13,385		419
BG Group PLC	57,461		1,178		Cameron International Corp (a),(b)	15,937		1,019
Cabot Oil & Gas Corp (a)	24,436		885		Dresser-Rand Group Inc (a),(b)	900		55
Chesapeake Energy Corp (a)	46,850		1,346		Dril-Quip Inc (b)	500		51
Chevron Corp (a),(c)	19,832		2,436		Halliburton Co (a),(c)	33,652		2,175
China Petroleum & Chemical Corp ADR	1,310		118		Helix Energy Solutions Group Inc (a),(b)	17,860		418
Cimarex Energy Co (a)	2,500		323		McDermott International Inc (b)	60,652		440
CNOOC Ltd ADR(a)	500		86		MRC Global Inc (b)	200		6
Cobalt International Energy Inc (a),(b)	120,730		2,233		National Oilwell Varco Inc	1,700		139
ConocoPhillips (a)	28,280		2,261		Oceaneering International Inc (a)	4,600		332
Continental Resources Inc/OK (b)	739		104		Oil States International Inc (a),(b)	1,500		161
Denbury Resources Inc (a)	8,130		137		Petroleum Geo-Services ASA	4,696		51
Devon Energy Corp (a)	44,584		3,295		SEACOR Holdings Inc (a),(b)	1,500		120
Diamond Offshore Drilling Inc	2,500		128		Superior Energy Services Inc (a)	19,376		643
Energen Corp	400		34		Trican Well Service Ltd	109,785		1,683
Eni SpA	7,043		179					$7,839
EOG Resources Inc (a)	5,300		561
EPL Oil & Gas Inc (a),(b)	29,741		1,127		Packaging & Containers - 0.40%
					Ball Corp (a)	23,469		1,416
Exxon Mobil Corp (a)	38,770		3,898

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Packaging & Containers (continued)					Pharmaceuticals (continued)
Bemis Co Inc (a)	6,252		$259		UCB SA	70		$6
Crown Holdings Inc (a),(b)	7,300		356					$67,977
Owens-Illinois Inc (a),(b)	50,027		1,663
Packaging Corp of America (a)	10,135		701		Pipelines - 0.10%
					Kinder Morgan Inc/DE (a)	43,080		1,438
Rock-Tenn Co	1,100		111
Sealed Air Corp (a)	29,494		971
Silgan Holdings Inc (c)	7,960		389		Private Equity - 0.04%
Sonoco Products Co	300		13		American Capital Ltd (a),(b)	39,857		588
Toyo Seikan Group Holdings Ltd	12,300		182

			$6,061		Publicly Traded Investment Fund - 0.13%
Pharmaceuticals - 4.52%					Nomura TOPIX Exchange Traded Fund	21,690		263
3-D Matrix Ltd (b)	1,200		45		WisdomTree Japan Hedged Equity Fund	35,672		1,706
Abbott Laboratories (a)	28,808		1,153					$1,969
AbbVie Inc (a)	11,000		598
Actavis PLC (b)	9,395		1,987		Real Estate - 0.72%
Actelion Ltd (b)	3,111		310		Aeon Mall Co Ltd	4,200		106
Acucela Inc (b)	6,700		70		Agile Property Holdings Ltd	4,000		3
Alfresa Holdings Corp	1,812		110		BR Malls Participacoes SA	2,100		17
Alkermes PLC (a),(b)	2,800		128		BR Properties SA	700		6
					CBRE Group Inc (a),(b)	261,835		7,813
Allergan Inc/United States (a)	47,552		7,963
AmerisourceBergen Corp (a)	4,280		313		China Overseas Land & Investment Ltd	18,000		47
Astellas Pharma Inc	43,650		561		China Resources Land Ltd	10,000		20
AstraZeneca PLC ADR	56,832		4,103		Country Garden Holdings Co Ltd	19,000		8
Bayer AG ADR	3,692		533		Emlak Konut Gayrimenkul Yatirim Ortakligi	7,174		9
Bayer AG	2,571		372		AS
Bristol-Myers Squibb Co (a),(c)	114,670		5,704		Evergrande Real Estate Group Ltd	23,000		10
Cardinal Health Inc (a)	51,314		3,624		Franshion Properties China Ltd	16,000		5
Catamaran Corp (a),(b)	1,400		61		Growthpoint Properties Ltd	9,497		21
Chugai Pharmaceutical Co Ltd	11,012		296		Guangzhou R&F Properties Co Ltd	3,600		5
					Howard Hughes Corp/The (b)	400		59
Daiichi Sankyo Co Ltd	35,900		610		Jones Lang LaSalle Inc (a)	15,341		1,861
Eisai Co Ltd	9,460		389
Eli Lilly & Co (a)	29,912		1,790		Kennedy-Wilson Holdings Inc	5,800		144
Express Scripts Holding Co (a),(b)	38,723		2,767		Lippo Karawaci Tbk PT	63,500		6
Forest Laboratories Inc (a),(b)	19,445		1,843		Longfor Properties Co Ltd	2,000		3
Furiex Pharmaceuticals Inc (a),(b)	6,705		693		Mitsubishi Estate Co Ltd	22,180		542
Galenica AG	52		51		Redefine Properties Ltd	14,262		13
GlaxoSmithKline PLC ADR	3,297		178		Relo Holdings Inc	1,998		115
Johnson & Johnson (a)	36,164		3,669		Ruentex Development Co Ltd	3,000		5
Kaken Pharmaceutical Co Ltd	64		1		Shimao Property Holdings Ltd	7,500		15
Kobayashi Pharmaceutical Co Ltd	523		34		Sino-Ocean Land Holdings Ltd	8,000		4
Kyowa Hakko Kirin Co Ltd	4,000		49		SOHO China Ltd	4,500		4
McKesson Corp (a)	9,063		1,719		Yuexiu Property Co Ltd	20,000		4
Meda AB	12,344		216					$10,845
Medipal Holdings Corp	7,100		100		REITS - 0.56%
Merck & Co Inc (a),(c)	83,055		4,806		American Tower Corp (a)	4,488		402
Merck KGaA	3,078		529		Capstead Mortgage Corp (a)	58,230		767
Mitsubishi Tanabe Pharma Corp	2,500		36		Corrections Corp of America (a)	2,340		76
Mylan Inc/PA (b)	40,672		2,027		Daiwa Office Investment Corp	24		122
Nippon Shinyaku Co Ltd	11,854		232		Digital Realty Trust Inc	13,161		757
Novartis AG	3,411		307		Equity Residential (a)	7,100		439
Omnicare Inc (a)	27,760		1,764		Essex Property Trust Inc (a)	5,954		1,077
Ono Pharmaceutical Co Ltd	7,677		591		Fibra Uno Administracion SA de CV	4,300		13
Orion OYJ	303		10		GLP J-Reit	121		129
Otsuka Holdings Co Ltd	9,200		261		Host Hotels & Resorts Inc (a)	14,873		328
Perrigo Co PLC (a)	520		72		Potlatch Corp (a)	27,650		1,110
Pfizer Inc (a)	264,035		7,824		Public Storage (a)	6,160		1,062
Portola Pharmaceuticals Inc (b)	16,345		362		Rayonier Inc (a)	22,205		1,057
Questcor Pharmaceuticals Inc (a)	12,009		1,082		SL Green Realty Corp	3,787		415
Roche Holding AG	8,526		2,513		Vornado Realty Trust (a)	3,073		329
Roche Holding AG ADR	10,744		396		Weyerhaeuser Co (a)	8,972		282
Sanofi ADR	5,555		296					$8,365
Santen Pharmaceutical Co Ltd	2,148		116
Shionogi & Co Ltd	46,860		944		Retail - 3.32%
Sihuan Pharmaceutical Holdings Group Ltd	39,000		47		Adastria Holdings Co Ltd	9,810		225
Sino Biopharmaceutical Ltd	260,000		212		Advance Auto Parts Inc (a),(c)	22,970		2,852
Takeda Pharmaceutical Co Ltd	6,700		304		American Eagle Outfitters Inc (a)	10,400		112
TESARO Inc (b)	4,495		120		ANN Inc (b)	2,000		78
Teva Pharmaceutical Industries Ltd ADR	5,000		252		Ascena Retail Group Inc (b)	1,200		20
TherapeuticsMD Inc (b),(d),(e),(g)	15,388		63		Autogrill SpA (b)	10,940		105
TherapeuticsMD Inc (b),(d)	188,331		765		AutoZone Inc (b)	2,206		1,175

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Retail (continued)
Barnes & Noble Inc (b)	4,400		$80		Tuesday Morning Corp (b)	21,525		$348
Bed Bath & Beyond Inc (b)	100		6		Urban Outfitters Inc (a),(b)	7,944		266
Belle International Holdings Ltd	68,000		68		USS Co Ltd	15,434		254
Best Buy Co Inc (a)	39,394		1,089		VT Holdings Co Ltd	11,736		66
Big Lots Inc (a),(b)	1,700		72		Walgreen Co (a)	93,680		6,736
Bloomin' Brands Inc (b)	62,455		1,302		Wal-Mart Stores Inc (a)	15,051		1,156
Bob Evans Farms Inc	100		4		Williams-Sonoma Inc	1,800		120
Brinker International Inc (a)	300		15		Woolworths Holdings Ltd/South Africa	19,603		139
CarMax Inc (b)	3,195		142		World Fuel Services Corp (a)	500		23
Cawachi Ltd	8,700		161		Xebio Co Ltd	11,500		224
Chico's FAS Inc (a)	7,800		118		Yum! Brands Inc (a)	3,161		244
Citizen Holdings Co Ltd	26,400		203					$49,939
Coach Inc (a)	930		38
Costco Wholesale Corp (a)	700		81		Savings & Loans - 0.15%
					Hudson City Bancorp Inc (a)	183,965		1,797
CVS Caremark Corp (a)	21,558		1,688
					Northwest Bancshares Inc (a)	13,630		182
Darden Restaurants Inc (a)	12,688		636
					People's United Financial Inc (a)	14,180		204
Dillard's Inc (a)	5,600		631
Dollar General Corp (a),(b)	15,924		857					$2,183
Dollar Tree Inc (a),(b)	3,678		195		Semiconductors - 2.45%
Domino's Pizza Inc (a)	5,200		377		Aeroflex Holding Corp (b)	22,003		231
Don Quijote Holdings Co Ltd	2,814		167		Analog Devices Inc (a)	9,599		503
Doutor Nichires Holdings Co Ltd	7,900		135		Applied Materials Inc (a)	61,920		1,249
Dunkin' Brands Group Inc	7,775		348		Avago Technologies Ltd (a)	25,892		1,830
E-Mart Co Ltd	172		40		Broadcom Corp (a)	62,790		2,001
FamilyMart Co Ltd	100		4		Cree Inc (a),(b)	16,740		806
Foot Locker Inc (a)	12,200		588		First Solar Inc (a),(b)	7,700		476
Francesca's Holdings Corp (b)	6,622		102		Freescale Semiconductor Ltd (b)	40,771		905
GameStop Corp (a)	48,468		1,834		GT Advanced Technologies Inc (b)	55,198		931
Gap Inc/The (a)	25,528		1,053		Integrated Device Technology Inc (b)	6,500		86
GNC Holdings Inc	12,790		472		Intel Corp	24,772		677
GOME Electrical Appliances Holding Ltd	1,118,000		188		International Rectifier Corp (b)	1,800		48
Guess? Inc (a)	8,200		209		KLA-Tencor Corp (a)	7,545		494
Home Depot Inc/The (a),(c)	20,778		1,667		Lam Research Corp (a)	35,935		2,229
Honeys Co Ltd	14,280		130		Linear Technology Corp	800		37
HSN Inc	300		17		Marvell Technology Group Ltd (a)	27,100		422
Isetan Mitsukoshi Holdings Ltd	1,900		25		Maxim Integrated Products Inc (a)	30,758		1,054
J Front Retailing Co Ltd	43,000		310		MediaTek Inc	13,000		211
Jin Co Ltd	1,000		28		Micron Technology Inc (a),(b)	96,940		2,772
Jos A Bank Clothiers Inc (a),(b)	15,080		979		Mimasu Semiconductor Industry Co Ltd	13,000		115
Joyful Honda Co Ltd	2,700		137		Miraial Co Ltd	8,000		130
Kate Spade & Co (b)	8,456		308		MKS Instruments Inc (a)	10,900		314
Kohl's Corp (a)	11,230		611		NVIDIA Corp (a)	11,958		227
Lowe's Cos Inc (a),(c)	74,449		3,505		NXP Semiconductor NV (b)	161,126		10,006
Macy's Inc (a)	10,428		624		ON Semiconductor Corp (a),(b)	27,100		235
Marui Group Co Ltd	3,800		36		PMC-Sierra Inc (a),(b)	25,600		181
McDonald's Corp	18,471		1,874		QLogic Corp (a),(b)	11,700		116
MSC Industrial Direct Co Inc	13,965		1,284		Qualcomm Inc	16,120		1,297
Nishimatsuya Chain Co Ltd	19,800		157		Realtek Semiconductor Corp	18,522		57
Nu Skin Enterprises Inc	1,900		140		Rohm Co Ltd	16,704		958
Office Depot Inc (b)	48,456		248		Rovi Corp (b)	1,700		41
O'Reilly Automotive Inc (b)	1,200		178		Samsung Electronics Co Ltd	989		704
Pal Co Ltd	13,100		294		Shinkawa Ltd	15,800		76
Pandora A/S	99		7		Shinko Electric Industries Co Ltd	42,000		346
Panera Bread Co (a),(b)	8,995		1,382		SK Hynix Inc (b)	5,210		226
PetSmart Inc (a)	2,700		155		Skyworks Solutions Inc	20,952		907
President Chain Store Corp	8,000		66		STMicroelectronics NV	15,103		151
PVH Corp (a)	10,494		1,381		Sumco Corp	56,455		444
Ross Stores Inc (a)	4,700		322		SunEdison Inc (b)	49,823		981
Ryohin Keikaku Co Ltd	2,712		295		Taiwan Semiconductor Manufacturing Co Ltd	10,400		214
Sears Holdings Corp (a),(b)	5,100		215		ADR(a)
Shimamura Co Ltd	4,400		426		Texas Instruments Inc	6,637		312
Signet Jewelers Ltd (a)	7,810		828		Tokyo Electron Ltd	26,048		1,571
Staples Inc (a)	153,489		1,727		TriQuint Semiconductor Inc (b)	20,822		324
Starbucks Corp (a)	9,100		667		Xilinx Inc	700		33
Sugi Holdings Co Ltd	997		47					$36,928
Takashimaya Co Ltd	31,000		306
Tiffany & Co	3,750		373		Shipbuilding - 0.01%
TJX Cos Inc/The (a)	28,308		1,542		Huntington Ingalls Industries Inc	1,000		100
Tractor Supply Co (a)	1,500		98		Mitsui Engineering & Shipbuilding Co Ltd	37,000		72
Tsuruha Holdings Inc	9,383		504					$172

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Software - 1.39%					Telecommunications (continued)
Activision Blizzard Inc (a),(c)	65,387		$1,359		RF Micro Devices Inc (b)	9,592		$90
Acxiom Corp (b)	3,000		68		Sistema JSFC (b)	6,037		173
Adobe Systems Inc (b)	44,141		2,849		SK Telecom Co Ltd ADR(a)	9,400		224
Advent Software Inc	1,300		39		SoftBank Corp	1,914		139
Akamai Technologies Inc (a),(b)	16,743		910		Swisscom AG	158		94
Allscripts Healthcare Solutions Inc (b)	800		12		TDC A/S	12,136		118
Alpha Systems Inc	2,000		28		Telefonaktiebolaget LM Ericsson	40,859		509
Amadeus IT Holding SA	4,549		200		Telekom Austria AG	30,240		294
Autodesk Inc (a),(b)	26,345		1,379		Telekomunikasi Indonesia Persero Tbk PT	2,100		92
AutoNavi Holdings Ltd ADR(a),(b)	34,668		722		ADR
Broadridge Financial Solutions Inc (a)	2,000		82		Telenet Group Holding NV (b)	101		6
CA Inc (a)	53,410		1,532		Telenor ASA	12,760		303
CareView Communications Inc (b)	372,915		224		Telephone & Data Systems Inc (a)	6,226		173
Citrix Systems Inc (a),(b)	9,420		584		TeliaSonera AB	5,093		38
Compuware Corp (a)	11,227		111		Tim Participacoes SA ADR	37,554		1,023
Concur Technologies Inc (b)	17,958		1,533		T-Mobile US Inc (b)	123,951		4,256
Cresco Ltd	7,256		88		tw telecom inc (a),(b)	2,600		85
Digital River Inc (a),(b)	14,180		223		Verizon Communications Inc (a)	49,718		2,484
Dun & Bradstreet Corp/The (a)	7,232		747		Vodacom Group Ltd	2,910		35
Electronic Arts Inc (a),(b)	3,946		139		Vodafone Group PLC ADR	5,488		192
Fidelity National Information Services Inc (a)	11,429		619		Ziggo NV	35,646		1,681
Fiserv Inc (a),(b)	15,962		959					$30,820
GungHo Online Entertainment Inc	14,800		98
Intuit Inc	900		71		Textiles - 0.01%
					Mohawk Industries Inc (a),(b)	1,400		190
Microsoft Corp (a),(c)	77,739		3,183
MSCI Inc (a),(b)	6,139		265		Toray Industries Inc	1,000		6
NSD Co Ltd	6,300		81					$196
Oracle Corp (a)	50,708		2,131		Toys, Games & Hobbies - 0.20%
Red Hat Inc (b)	1,500		75		Hasbro Inc (a)	10,453		561
ServiceNow Inc (b)	500		26		Mattel Inc (a)	35,756		1,389
Tableau Software Inc (b)	4,180		243		Namco Bandai Holdings Inc	30,400		666
UBISOFT Entertainment (b)	17,840		357		Nintendo Co Ltd	3,650		427
			$20,937					$3,043

Telecommunications - 2.05%					Transportation - 0.80%
Amdocs Ltd	1,700		82		AP Moeller - Maersk A/S - B shares	87		228
America Movil SAB de CV ADR	17,300		334		Canadian National Railway Co	8,820		535
AT&T Inc (a)	59,378		2,106		Central Japan Railway Co	2,400		319
Belgacom SA	2,133		71		CH Robinson Worldwide Inc (a)	2,815		169
CenturyLink Inc (a)	72,690		2,738		Con-way Inc (a)	4,900		226
China Mobile Ltd ADR(a)	7,000		343		CSX Corp (a)	9,184		270
China Telecom Corp Ltd	64,000		32		Deutsche Post AG	17,913		665
Cisco Systems Inc (a)	129,592		3,191		DSV A/S	4,178		139
Comtech Telecommunications Corp (a)	3,300		108		East Japan Railway Co	2,500		191
Deutsche Telekom AG	18,167		307		Era Group Inc (a),(b)	5,686		166
DigitalGlobe Inc (b)	32,713		993		Expeditors International of Washington Inc (a)	5,875		267
ENTEL Chile SA	1,074		13		FedEx Corp (a)	11,691		1,685
Far EasTone Telecommunications Co Ltd	19,000		43		Kansas City Southern	3,535		380
Fortinet Inc (b)	1,200		27		Keio Corp	4,000		29
Freenet AG	3,843		119		Keisei Electric Railway Co Ltd	6,000		56
Frontier Communications Corp	7,600		44		Landstar System Inc (a)	1,900		123
GN Store Nord A/S	15,210		420		Mitsui OSK Lines Ltd	134,300		484
Gogo Inc (b)	38,140		690		Nippon Express Co Ltd	18,000		89
Hikari Tsushin Inc	1,700		136		Nippon Yusen KK	69,790		207
JDS Uniphase Corp (a),(b)	13,900		152		Norfolk Southern Corp (a)	2,601		262
Juniper Networks Inc (a),(b)	67,318		1,647		Old Dominion Freight Line Inc (a),(b)	8,371		536
KDDI Corp	16,400		980		Panalpina Welttransport Holding AG	72		12
KT Corp ADR(a)	2,000		30		Ryder System Inc (a)	4,600		399
Leap Wireless International Inc - Rights	6		—		Teekay Corp	900		52
(b),(d),(e)
					TNT Express NV	4,671		42
Loral Space & Communications Inc (b)	3,605		261		Tobu Railway Co Ltd	9,000		45
Mobistar SA (b)	7,257		149		Tokyu Corp	8,000		55
Motorola Solutions Inc (a)	4,508		304		Tsakos Energy Navigation Ltd	95,227		684
MTN Group Ltd	9,085		192		Union Pacific Corp (a)	3,420		682
Nippon Telegraph & Telephone Corp	10,624		629		United Parcel Service Inc (a),(c)	24,836		2,579
Nisshinbo Holdings Inc	2,000		19		Werner Enterprises Inc (a)	1,400		37
Nokia OYJ	16,118		131		West Japan Railway Co	4,600		196
NTT DOCOMO Inc	4,400		73		XPO Logistics Inc (b)	5,682		143
Palo Alto Networks Inc (b)	12,290		920		Yamato Holdings Co Ltd	700		15
Parkervision Inc (b)	225,670		1,104
Polycom Inc (a),(b)	33,200		423					$11,967

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)		PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

	Trucking & Leasing - 0.02%						Computers - 0.01%
	AMERCO	1,130		$312			Pure Storage Inc (b),(e),(j)	8,348		$131

Water	- 0.00%						Consumer Products - 0.00%
	American Water Works Co Inc (a)	1,300		63			Henkel AG & Co KGaA	392		45

	TOTAL COMMON STOCKS			$816,550			Diversified Financial Services - 0.06%
	INVESTMENT COMPANIES - 10.85%	Shares Held	Value	(000	's)		Ally Financial Inc (f)	902		909
	Publicly Traded Investment Fund - 10.85%						LendingClub Corp (b),(e),(k)	2,380		48
	BlackRock Liquidity Funds FedFund Portfolio	11,534,995		11,535						$957
	JP Morgan Prime Money Market Fund	151,789,579		151,790			Electric - 0.01%
				$163,325			Cia Energetica de Sao Paulo	10,600		126
	TOTAL INVESTMENT COMPANIES			$163,325
	CONVERTIBLE PREFERRED STOCKS -
	0.36%	Shares Held	Value	(000	's)		Iron & Steel - 0.00%
							Metalurgica Gerdau SA	600		5
Banks	- 0.04%						Usinas Siderurgicas de Minas Gerais SA (b)	71		—
	Wells Fargo & Co	445		545						$5

							Retail - 0.00%
	Electric - 0.05%						Lojas Americanas SA	64		1
	Dominion Resources Inc/VA - Series A	4,239		242			OSH 1 Liquidating Corp (b),(d),(e)	31		—
	Dominion Resources Inc/VA - Series B	2,368		137						$1
	NextEra Energy Inc - 5.59% (a)	1,525		98
	NextEra Energy Inc - 5.79%	1,950		110			Software - 0.00%
	NextEra Energy Inc - 5.89%	1,350		85			New Relic Inc (b),(e),(l)	1,079		31
				$672
							TOTAL PREFERRED STOCKS			$3,528
Food	- 0.01%							Principal
	Post Holdings Inc (f)	725		73
						BONDS	- 24.00%	Amount (000's)	Value	(000	's)

							Aerospace & Defense - 0.16%
	Dropbox Internet - Inc 0.00% (b),(d),(e),(h)	2,671		39			Meccanica Holdings USA Inc
							6.25%, 01/15/2040(f)	$800		$749
							Rockwell Collins Inc
	Iron & Steel - 0.04%						0.58%, 12/15/2016(m)	115		115
	ArcelorMittal	18,050		419			TransDigm Inc
	Cliffs Natural Resources Inc	7,499		130			6.00%, 07/15/2022(f),(n)	1,483		1,494
				$549						$2,358

	Oil & Gas - 0.02%						Airlines - 0.08%
	Chesapeake Energy Corp (f)	300		361			American Airlines Inc
							7.50%, 03/15/2016(f)	188		195
	Oil & Gas Services - 0.00%						UAL 2007-1 Pass Through Trust
	McDermott International Inc (b)	1,375		36			6.64%, 01/02/2024	910		1,004
										$1,199

	Pharmaceuticals - 0.00%						Apparel - 0.02%
	Omnicare Capital Trust II	650		51			Nine West Holdings Inc
							8.25%, 03/15/2019	350		346

REITS	- 0.20%
	Crown Castle International Corp	7,093		740			Automobile Asset Backed Securities - 0.19%
	iStar Financial Inc	9,001		563			AmeriCredit Automobile Receivables Trust
	Weyerhaeuser Co	28,482		1,670			2013-4
							3.31%, 10/08/2019(m)	294		306
				$2,973			Ford Credit Auto Owner Trust 2013-C
	Software - 0.00%						0.55%, 04/15/2016(m)	428		429
	Cloudera Inc (b),(d),(e),(i)	3,756		55			Honda Auto Receivables 2013-4 Owner Trust
							0.69%, 09/18/2017(m)	740		742
	TOTAL CONVERTIBLE PREFERRED STOCKS			$5,354			Hyundai Auto Receivables Trust 2014-A
	PREFERRED STOCKS - 0.23%	Shares Held	Value	(000	's)		1.07%, 07/16/2018	130		130
							Nissan Auto Receivables 2013-B Owner
	Automobile Manufacturers - 0.02%						Trust
	Porsche Automobil Holding SE	3,395		363			0.52%, 04/15/2016(m)	431		432
							Nissan Auto Receivables 2013-C Owner
Banks	- 0.13%						Trust
	Capital One Financial Corp	29,252		707			0.67%, 08/15/2018(m)	645		644
	SunTrust Banks Inc	48,783		1,162			USAA Auto Owner Trust
				$1,869			0.57%, 08/15/2017(m)	215		215
										$2,898

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

	Automobile Floor Plan Asset Backed Securities - 0.14%						Banks (continued)
	Ally Master Owner Trust						JP Morgan Chase Bank NA
	0.52%, 01/16/2018(m)		$1,230		$1,230		6.00%, 10/01/2017		$100		$114
	0.62%, 01/15/2019(m)		900		901		LBG Capital No.2 PLC
					$2,131		15.00%, 12/21/2019	EUR	1,500		3,149
							Macquarie Bank Ltd
	Automobile Manufacturers - 0.35%						1.02%, 03/24/2017(d),(f),(m)		$1,000		1,003
	Chrysler Group LLC / CG Co-Issuer Inc						Morgan Stanley
	8.00%, 06/15/2019		300		328		1.51%, 04/25/2018(m)		500		510
	8.25%, 06/15/2021		400		456		6.63%, 04/01/2018		850		996
	Daimler Finance North America LLC						Royal Bank of Scotland Group PLC
	0.91%, 08/01/2016(f),(m)		855		863
							6.13%, 12/15/2022		1,805		1,966
	Nissan Motor Acceptance Corp						Societe Generale SA
	0.79%, 03/03/2017(f),(m)		1,025		1,028
							5.00%, 01/17/2024(f)		900		929
	0.94%, 09/26/2016(f),(m)		875		881
	Volkswagen International Finance NV										$46,149
	0.67%, 11/18/2016(f),(m)		450		452		Beverages - 0.32%
	0.83%, 11/20/2014(f),(m)		1,300		1,303		Beam Suntory Inc
					$5,311		3.25%, 05/15/2022		225		223
							3.25%, 06/15/2023		125		123
	Automobile Parts & Equipment - 0.06%						CEDC Finance Corp International Inc
	TRW Automotive Inc						9.00%, 04/30/2018(m)		3,572		3,286
	7.25%, 03/15/2017(f)		800		916
							Coca-Cola Co/The
							0.33%, 11/01/2016(m)		985		986
Banks	- 3.07%						Crestview DS Merger Sub II Inc
	ADCB Finance Cayman Ltd						10.00%, 09/01/2021(f)		178		198
	3.13%, 05/28/2023(m)		6,000		5,947						$4,816
	Banco Bilbao Vizcaya Argentaria/New York
	NY						Biotechnology - 0.04%
	0.98%, 10/23/2015(m)		1,000		1,000		Amgen Inc
							0.61%, 05/22/2017(m)		600		600
	1.08%, 05/16/2016(m)		1,000		1,000
	Bank of America Corp
	1.27%, 01/15/2019(m)		435		441		Building Materials - 0.12%
	2.00%, 01/11/2018		600		604		Atrium Windows & Doors Inc
	2.60%, 01/15/2019		350		355		7.75%, 05/01/2019(f)		575		579
	3.93%, 10/21/2025(e),(m)	MXN	4,000		342		CPG Merger Sub LLC
	5.65%, 05/01/2018		$300		341		8.00%, 10/01/2021(f)		282		298
	5.75%, 12/01/2017		1,400		1,586		Masco Corp
	6.00%, 09/01/2017		1,100		1,249		6.13%, 10/03/2016		200		220
	6.40%, 08/28/2017		300		344		Texas Industries Inc
	6.88%, 04/25/2018		600		710		9.25%, 08/15/2020		600		680
	Barclays Bank PLC										$1,777
	14.00%, 06/15/2049(m)	GBP	800		1,834
	BBVA Bancomer SA/Texas						Chemicals - 0.19%
	6.50%, 03/10/2021		$3,600		4,018		Hercules Inc
	BNP Paribas SA						6.50%, 06/30/2029		330		295
	0.68%, 05/07/2017(m)		1,300		1,302		Monsanto Co
							0.42%, 11/07/2016(m)		435		436
	Chinatrust Commercial Bank Hong Kong
	5.63%, 03/29/2049(m)		4,000		3,990		OCP SA
							5.63%, 04/25/2024(f)		2,000		2,080
	CIT Group Inc
	4.25%, 08/15/2017		1,800		1,885						$2,811
	4.75%, 02/15/2015(f)		600		614		Commercial Services - 0.09%
	Credit Agricole SA/London						ServiceMaster Co/The
	0.00%, 06/02/2017(b),(e),(f),(m),(n)		1,100		1,098		7.00%, 08/15/2020		1,215		1,282
	1.03%, 04/15/2019(f),(m)		800		801
	Credit Suisse/New York NY
	0.55%, 08/24/2015(m)		1,000		999		Cosmetics & Personal Care - 0.03%
	0.72%, 05/26/2017(m)		1,600		1,603		Procter & Gamble Co/The
							0.30%, 11/04/2016(m)		445		445
	Goldman Sachs Group Inc/The
	0.00%, 06/04/2017(b),(m),(n)		1,500		1,501
	6.15%, 04/01/2018		700		805		Credit Card Asset Backed Securities - 0.57%
	HBOS PLC						American Express Credit Account Master
	1.09%, 09/01/2016(m)	EUR	200		270		Trust
	5.37%, 06/30/2021		400		603		0.42%, 01/15/2020(m)		510		510
	HSBC Bank USA NA/New York NY						0.98%, 05/15/2019(m)		265		266
	6.00%, 08/09/2017		$100		113		American Express Credit Account Master
	Intesa Sanpaolo SpA/New York NY						Trust 2013-1
	1.61%, 04/11/2016(m)		1,000		1,005		0.57%, 02/16/2021(m)		410		411
	JP Morgan Chase & Co						American Express Credit Account Secured
	4.25%, 11/02/2018	NZD	1,365		1,122		Note Trust 2012-4
							0.39%, 05/15/2020(m)		520		519

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

	Principal								Principal
BONDS (continued)	Amount (000's)		Value	(000	's)		BONDS (continued)		Amount (000's)		Value	(000	's)

Credit Card Asset Backed Securities (continued)							Diversified Financial Services (continued)
BA Credit Card Trust							SLM Corp	(continued)
0.53%, 06/15/2021(m)		$315		$315			8.45%, 06/15/2018			$1,600		$1,884
Capital One Multi-Asset Execution Trust							Textron Financial Corp
0.20%, 11/15/2019(m)		530		527			6.00%, 02/15/2067(f),(m)			700		616
0.96%, 09/16/2019(m)		425		425								$29,609
Chase Issuance Trust
0.20%, 04/15/2019(m)		755		751			Electric - 1.32%
1.01%, 10/15/2018(m)		900		903			AES Corp/VA
							3.23%, 06/01/2019(m)			1,230		1,240
Citibank Credit Card Issuance Trust
0.27%, 12/17/2018(m)		470		468			Bulgarian Energy Holding EAD
0.35%, 05/09/2018(m)		450		450			4.25%, 11/07/2018		EUR	5,400		7,435
0.58%, 09/10/2020(m)		915		919			Cia de Eletricidade do Estado da Bahia
							11.75%, 04/27/2016(f)		BRL	350		150
0.73%, 02/07/2018(m)		900		902
1.02%, 02/22/2019(m)		465		465			Duke Energy Progress Inc
							0.44%, 03/06/2017(m)			$220		220
1.32%, 09/07/2018(m)		440		445
World Financial Network Credit Card Master							Enel SpA
							8.75%, 09/24/2073(f),(m)			1,715		2,007
Trust
0.53%, 12/15/2019(m)		305		305			Korea Hydro & Nuclear Power Co Ltd
							1.01%, 05/22/2017(e),(f),(m)			900		900
				$8,581			Pacific Gas & Electric Co
Diversified Financial Services - 1.97%							0.42%, 05/11/2015(m)			600		600
AerCap Ireland Capital Ltd / AerCap Global							Saudi Electricity Global Sukuk Co 3
Aviation Trust							5.50%, 04/08/2044(f)			6,500		6,825
2.75%, 05/15/2017(f)		300		302			Southern California Edison Co
Ally Financial Inc							0.28%, 10/01/2014(m)			456		456
2.75%, 01/30/2017		100		102								$19,833
3.13%, 01/15/2016		100		103
3.50%, 07/18/2016		100		103			Electronics - 0.11%
4.63%, 06/26/2015		400		414			Jabil Circuit Inc
4.75%, 09/10/2018		1,300		1,381			4.70%, 09/15/2022			680		679
5.50%, 02/15/2017		1,100		1,195			Sanmina Corp
							4.38%, 06/01/2019(f),(n)			905		910
6.75%, 12/01/2014		300		308
8.30%, 02/12/2015		1,100		1,152								$1,589
Baggot Securities Ltd							Engineering & Construction - 0.55%
10.24%, 12/29/2049(f)	EUR	4,000		5,960			Empresas ICA SAB de CV
Credito Real SAB de CV							8.90%, 02/04/2021			1,000		1,040
7.50%, 03/13/2019(f)		$1,500		1,620			Odebrecht Finance Ltd
Doric Nimrod Air Finance Alpha Ltd 2012-1							8.25%, 04/25/2018(f)		BRL	300		117
Class A Pass Through Trust							Odebrecht Offshore Drilling Finance Ltd
5.13%, 11/30/2024(f)		188		198			6.75%, 10/01/2022			$6,324		6,767
Ford Motor Credit Co LLC							Transfield Services Ltd
1.01%, 01/17/2017(m)		2,425		2,440			8.38%, 05/15/2020(f)			378		387
2.38%, 01/16/2018		400		408								$8,311
3.00%, 06/12/2017		300		313
4.21%, 04/15/2016		250		265			Finance - Mortgage Loan/Banker - 0.18%
General Electric Capital Corp							Fannie Mae
0.46%, 01/14/2016(m)		460		460			1.63%, 11/27/2018			1,300		1,310
7.13%, 12/29/2049(m)		1,000		1,180			1.88%, 09/18/2018			1,400		1,426
GMAC International Finance BV												$2,736
7.50%, 04/21/2015	EUR	100		143		Food	- 0.14%
Hyundai Capital Services Inc							BRF SA
1.03%, 03/18/2017(f),(m)		$950		953
							7.75%, 05/22/2018(f)		BRL	1,500		564
Icahn Enterprises LP / Icahn Enterprises							ConAgra Foods Inc
Finance Corp							1.90%, 01/25/2018			$850		856
4.88%, 03/15/2019(f)		763		781
							Cosan Luxembourg SA
International Lease Finance Corp							9.50%, 03/14/2018(f)		BRL	350		140
4.88%, 04/01/2015		700		719			Post Holdings Inc
5.75%, 05/15/2016		200		215			6.00%, 12/15/2022(f),(n)			$150		151
8.62%, 09/15/2015(m)		300		327
							US Foods Inc
Jefferies Finance LLC / JFIN Co-Issuer Corp
6.88%, 04/15/2022 (f)		500		504			8.50%, 06/30/2019			372		400
MAF Global Securities Ltd												$2,111
7.13%, 10/29/2049(m)		3,900		4,212		Gas	- 0.25%
National Money Mart Co							Intergas Finance BV
10.38%, 12/15/2016		300		314			6.38%, 05/14/2017			3,500		3,807
Nuveen Investments Inc
9.50%, 10/15/2020(f)		500		594
SLM Corp							Healthcare - Products - 0.16%
6.00%, 01/25/2017		300		327			Baxter International Inc
							0.41%, 12/11/2014(m)			1,430		1,430
8.00%, 03/25/2020		100		116

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

		Principal						Principal
BONDS (continued)		Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)		Value	(000	's)

Healthcare - Products (continued)							Home Equity Asset Backed Securities (continued)
Biomet Inc							Structured Asset Securities Corp Mortgage
6.50%, 08/01/2020		$950		$1,031			Loan Trust 2006-GEL2
				$2,461			0.52%, 04/25/2036(d),(f),(m)		$200		$168

Healthcare - Services - 0.03%											$9,369
CHS/Community Health Systems Inc							Insurance - 0.49%
6.88%, 02/01/2022(f)		365		384			American International Group Inc
							6.77%, 11/15/2017	GBP	1,000		1,917
							Assicurazioni Generali SpA
Holding Companies - Diversified - 0.40%							7.75%, 12/12/2042	EUR	1,200		2,053
Alfa SAB de CV
6.88%, 03/25/2044(f)		400		439			MetLife Capital Trust IV
							7.88%, 12/15/2067(f)		$500		615
KazAgro National Management Holding JSC							Pricoa Global Funding I
4.63%, 05/24/2023		5,660		5,603			2.20%, 05/16/2019(f)		800		806
				$6,042			Reliance Standard Life Global Funding II
Home Equity Asset Backed Securities - 0.62%							2.50%, 04/24/2019(f)		800		806
ACE Securities Corp Home Equity Loan Trust							Stone Street Trust
Series 2005-HE7							5.90%, 12/15/2015(f)		1,150		1,230
0.59%, 11/25/2035(m)		100		79							$7,427
Asset Backed Securities Corp Home Equity
Loan Trust Series 2004-HE4							Internet - 0.08%
0.95%, 06/25/2034(m)		100		86			Tencent Holdings Ltd
							3.38%, 05/02/2019(f)		1,100		1,128
Asset Backed Securities Corp Home Equity
Loan Trust Series WMC 2005-HE5
1.05%, 06/25/2035(m)		100		82			Investment Companies - 0.54%
Bear Stearns Asset Backed Securities I Trust							1MDB Global Investments Ltd
2006	-HE4						4.40%, 03/09/2023		8,500		8,137
0.32%, 05/25/2036(m)		352		297
Citigroup Mortgage Loan Trust Inc
0.63%, 09/25/2035(m)		200		176			Iron & Steel - 0.24%
							Edgen Murray Corp
Countrywide Asset-Backed Certificates							8.75%, 11/01/2020(f)		392		450
0.29%, 08/25/2037(m)		1,600		1,302
							Samarco Mineracao SA
HSI Asset Securitization Corp Trust 2006-							5.75%, 10/24/2023		3,000		3,124
HE2
0.26%, 12/25/2036(m)		2,123		963							$3,574
IXIS Real Estate Capital Trust 2005-HE4							Leisure Products & Services - 0.03%
0.57%, 02/25/2036(m)		300		246			24 Hour Holdings III LLC
Mastr Asset Backed Securities Trust 2005-							8.00%, 06/01/2022(f)		515		514
FRE1
0.65%, 10/25/2035(m)		1,188		803
Mastr Asset Backed Securities Trust 2005-							Lodging - 0.07%
NC1							Hilton Worldwide Finance LLC / Hilton
0.90%, 12/25/2034(m)		76		69			Worldwide Finance Corp
							5.63%, 10/15/2021(f)		265		280
Mastr Asset Backed Securities Trust 2006-
AM3							MGM Resorts International
0.32%, 10/25/2036(m)		565		475			6.63%, 07/15/2015		800		844
Mastr Asset Backed Securities Trust 2006-											$1,124
HE2							Machinery - Construction & Mining - 0.04%
0.39%, 06/25/2036(m)		164		90			Caterpillar Financial Services Corp
Morgan Stanley ABS Capital I Inc Trust 2006-							0.47%, 03/03/2017(m)		530		531
HE8
0.22%, 10/25/2036(m)		96		56
Morgan Stanley ABS Capital I Inc Trust 2006-						Media	- 0.29%
NC4							Clear Channel Worldwide Holdings Inc
0.30%, 06/25/2036(m)		325		287			7.63%, 03/15/2020		445		478
Morgan Stanley ABS Capital I Inc Trust 2007-							DISH DBS Corp
HE2							7.75%, 05/31/2015		100		106
0.24%, 01/25/2037(m)		1,945		1,118			Grupo Televisa SAB
Morgan Stanley ABS Capital I Inc Trust 2007-							7.25%, 05/14/2043	MXN	4,370		290
HE5							NBCUniversal Enterprise Inc
0.49%, 03/25/2037(m)		1,851		1,042			5.25%, 12/19/2049(f)		$635		667
Morgan Stanley Home Equity Loan Trust							Numericable Group SA
							4.88%, 05/15/2019(f)		200		204
2007-2 0.32%, 04/25/2037(m)		481		289			5.38%, 05/15/2022(f)	EUR	425		611
0.38%, 04/25/2037(m)		2,600		1,570			5.63%, 05/15/2024(f)		100		144
							6.00%, 05/15/2022(f)		$400		415
Option One Mortgage LoanTrust 2007-1							6.25%, 05/15/2024(f)		200		209
0.29%, 01/25/2037(m)		98		57			Unitymedia KabelBW GmbH
0.37%, 01/25/2037(m)		196		114			9.63%, 12/01/2019	EUR	800		1,177
											$4,301

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Metal Fabrication & Hardware - 0.02%					Mortgage Backed Securities (continued)
Worthington Industries Inc					Bear Stearns ARM Trust 2004-10
4.55%, 04/15/2026	$280		$290		2.71%, 01/25/2035(m)		$8		$8
					Bear Stearns ARM Trust 2004-6
					2.91%, 09/25/2034(m)		517		487
Mining - 0.09%					Bear Stearns ARM Trust 2005-12
Alcoa Inc					2.59%, 02/25/2036(m)		197		158
5.55%, 02/01/2017	998		1,087		Bear Stearns Commercial Mortgage Securities
Anglo American Capital PLC
1.18%, 04/15/2016(f),(m)	270		271		Trust 2004-PWR2
					6.55%, 05/11/2039(f),(m)		105		108
			$1,358		Chase Mortgage Finance Trust Series 2007-
Mortgage Backed Securities - 3.02%					A1
Adjustable Rate Mortgage Trust 2004-4					2.60%, 02/25/2037(m)		274		272
2.69%, 03/25/2035(m)	153		146		CHL Mortgage Pass-Through Trust 2003-57
Adjustable Rate Mortgage Trust 2004-5					5.50%, 01/25/2034		201		210
2.58%, 04/25/2035(m)	178		175		CHL Mortgage Pass-Through Trust 2004-12
2.63%, 04/25/2035(m)	327		326		2.66%, 08/25/2034(m)		242		226
Alternative Loan Trust 2003-20CB					CHL Mortgage Pass-Through Trust 2004-
5.75%, 10/25/2033	159		167		HYB4
Alternative Loan Trust 2003-4CB					2.49%, 09/20/2034(m)		85		84
5.75%, 04/25/2033(m)	352		359		CHL Mortgage Pass-Through Trust 2004-
Alternative Loan Trust 2003-9T1					HYB8
5.50%, 07/25/2033(m)	141		143		3.37%, 01/20/2035(m)		161		158
Alternative Loan Trust 2004-14T2					CHL Mortgage Pass-Through Trust 2005-1
5.50%, 08/25/2034	163		170		0.47%, 03/25/2035(m)		335		257
Alternative Loan Trust 2004-27CB					CHL Mortgage Pass-Through Trust 2005-11
6.00%, 12/25/2034(m)	589		582		0.42%, 04/25/2035(m)		181		147
Alternative Loan Trust 2004-28CB					CHL Mortgage Pass-Through Trust 2005-21
5.75%, 01/25/2035	120		121		5.50%, 10/25/2035(m)		286		265
Alternative Loan Trust 2004-J3					CHL Mortgage Pass-Through Trust 2005-31
5.50%, 04/25/2034	155		162		5.11%, 01/25/2036(m)		263		242
Alternative Loan Trust 2005-36					CHL Mortgage Pass-Through Trust 2006-20
0.46%, 08/25/2035(m)	313		243		6.00%, 02/25/2037(m)		377		347
Alternative Loan Trust 2005-J1					Citicorp Mortgage Securities Trust Series
5.50%, 02/25/2025	358		364		2006-4
Alternative Loan Trust 2006-2CB					6.00%, 08/25/2036(m)		130		133
6.00%, 03/25/2036(m)	359		303		Citigroup Commercial Mortgage Trust 2013-
Alternative Loan Trust 2006-4CB					375	P
5.50%, 04/25/2036	153		141		3.52%, 05/10/2035(f),(m)		370		337
Alternative Loan Trust 2006-J4					Citigroup Mortgage Loan Trust 2005-11
6.25%, 07/25/2036(m)	177		121		2.51%, 10/25/2035(m)		378		374
Alternative Loan Trust 2007-11T1					Citigroup Mortgage Loan Trust 2007-AR4
6.00%, 05/25/2037	118		97		4.39%, 03/25/2037(m)		207		163
Alternative Loan Trust 2007-4CB					Citigroup Mortgage Loan Trust Inc
5.75%, 04/25/2037	184		166		2.58%, 05/25/2035(m)		176		173
Banc of America Alternative Loan Trust 2003-					CitiMortgage Alternative Loan Trust Series
10					2006	-A3
5.50%, 12/25/2033	207		213		6.00%, 07/25/2036		70		63
5.50%, 12/25/2033(m)	310		318		CitiMortgage Alternative Loan Trust Series
Banc of America Alternative Loan Trust 2003-					2006	-A4
8					6.00%, 09/25/2036		401		349
5.50%, 10/25/2033	216		223		CitiMortgage Alternative Loan Trust Series
Banc of America Alternative Loan Trust 2005-					2007	-A6
10					6.00%, 06/25/2037(m)		197		167
5.75%, 11/25/2035(m)	986		921		6.00%, 06/25/2037(m)		308		262
Banc of America Commercial Mortgage Trust					CitiMortgage Alternative Loan Trust Series
2007-2					2007	-A8
5.56%, 04/10/2049(m)	41		45		6.00%, 10/25/2037(m)		305		266
Banc of America Funding 2004-B Trust					COBALT CMBS Commercial Mortgage Trust
2.58%, 11/20/2034(m)	313		299		2006	-C1
Banc of America Funding 2005-5 Trust					5.25%, 08/15/2048		325		335
5.50%, 09/25/2035	138		144		Credit Suisse First Boston Mortgage Securities
Banc of America Funding 2005-7 Trust					Corp
5.75%, 11/25/2035(m)	246		253		2.58%, 05/25/2034(m)		356		349
Banc of America Funding 2007-E Trust					2.60%, 12/25/2033(m)		117		114
2.86%, 09/20/2047(m)	351		269		2.61%, 11/25/2033(m)		135		131
Banc of America Funding Corp					5.25%, 05/25/2028		85		87
0.60%, 07/25/2037(f),(m)	166		105		5.50%, 11/25/2035		262		233
Banc of America Mortgage 2005-A Trust					CSMC Mortgage-Backed Trust 2006-8
2.69%, 02/25/2035(m)	102		103		6.50%, 10/25/2021(m)		143		118

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

		Principal						Principal
BONDS (continued)		Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)							Mortgage Backed Securities (continued)
CSMC Series 2011-6R							IndyMac INDX Mortgage Loan Trust 2006-
2.71%, 04/28/2037(f),(m)			$444		$279		AR5
DECO 12-UK 4 PLC							4.41%, 05/25/2036(m)	$241		$210
0.72%, 01/27/2020(m)		GBP	790		1,288		JP Morgan Alternative Loan Trust
Del Coronado Trust 2013-DEL MZ							2.48%, 03/25/2036(m)	494		435
5.15%, 03/15/2018(e),(f),(m)			$200		200		4.65%, 03/25/2036(m)	34		28
Deutsche ALT-A Securities Inc ALT							JP Morgan Chase Commercial Mortgage
0.45%, 04/25/2037(m)			572		321		Securities Trust 2006-LDP8
Deutsche Alt-A Securities Inc Mortgage Loan							5.40%, 05/15/2045	1,353		1,468
Trust Series 2005-3							JP Morgan Chase Commercial Mortgage
5.25%, 06/25/2035			217		222		Securities Trust 2006-LDP9
Deutsche Alt-A Securities Inc Mortgage Loan							5.26%, 05/15/2047	95		101
Trust Series 2005-5							JP Morgan Chase Commercial Mortgage
5.50%, 11/25/2035			181		169		Securities Trust 2007-LDP10
Deutsche Alt-A Securities Inc Mortgage Loan							5.46%, 01/15/2049	250		266
Trust Series 2005-6							JP Morgan Chase Commercial Mortgage
5.50%, 12/25/2035(m)			176		148		Securities Trust 2013-JWRZ MZ
Extended Stay America Trust 2013-ESH							6.15%, 04/15/2018(e),(f),(m)	129		130
5.05%, 12/05/2031(f),(m)			857		909		JP Morgan Mortgage Trust 2005-A2
Fannie Mae Trust 2002-W8							2.40%, 04/25/2035(m)	376		377
0.55%, 09/25/2032(m)			94		94		JP Morgan Mortgage Trust 2005-A5
FDIC 2013-N1 Trust							2.85%, 08/25/2035(m)	161		162
4.50%, 10/25/2018(f)			271		275		JP Morgan Mortgage Trust 2005-S3
FHLMC Multifamily Structured Pass Through							6.00%, 01/25/2036(m)	387		351
Certificates							JP Morgan Mortgage Trust 2006-A1
1.57%, 10/25/2021(m)			196		18		2.55%, 02/25/2036(m)	306		273
First Horizon Mortgage Pass-Through Trust							JP Morgan Mortgage Trust 2006-A7
2005	-AR3						2.61%, 01/25/2037(m)	472		422
2.61%, 08/25/2035(m)			342		322		JP Morgan Mortgage Trust 2007-S1
GE Commercial Mortgage Corp Series 2007-							5.75%, 03/25/2037	394		323
C1 Trust							Lehman Mortgage Trust 2006-1
5.48%, 12/10/2049			919		1,013		5.50%, 02/25/2036	57		57
Ginnie Mae							Lehman XS Trust Series 2006-12N
0.50%, 07/16/2050(m)			4,823		148		0.30%, 08/25/2046(m)	1		1
1.05%, 01/16/2053(m)			9,607		760		MASTR Adjustable Rate Mortgages Trust
1.06%, 06/16/2052(m)			1,740		127		2004-7
GMACM Mortgage Loan Trust 2003-J7							2.50%, 07/25/2034(m)	505		510
5.00%, 11/25/2033			35		36		MASTR Adjustable Rate Mortgages Trust
GMACM Mortgage Loan Trust 2005-AR4							2006-2
3.11%, 07/19/2035(m)			194		183		2.62%, 01/25/2036(m)	74		73
GMACM Mortgage Loan Trust 2005-AR6							2.66%, 04/25/2036(m)	289		280
2.70%, 11/19/2035(m)			508		483		MASTR Alternative Loan Trust 2003-9
GP Portfolio Trust 2014-GGP							5.25%, 11/25/2033	130		134
1.10%, 02/15/2027(f),(m)			500		500		MASTR Alternative Loan Trust 2004-12
GS Mortgage Securities Trust 2007-GG10							5.25%, 12/25/2034	71		71
5.80%, 08/10/2045(m)			450		475		MASTR Alternative Loan Trust 2004-5
GSC Capital Corp Mortgage Trust 2006-2							5.50%, 06/25/2034	149		156
0.33%, 05/25/2036(m)			248		178		6.00%, 06/25/2034	162		171
GSR Mortgage Loan Trust 2004-12							MASTR Alternative Loan Trust 2004-8
2.59%, 12/25/2034(m)			715		712		6.00%, 09/25/2034	370		379
GSR Mortgage Loan Trust 2004-14							Merrill Lynch Alternative Note Asset Trust
2.76%, 12/25/2034(m)			257		257		Series 2007-F1
GSR Mortgage Loan Trust 2005-4F							6.00%, 03/25/2037	351		268
6.50%, 02/25/2035			407		413		6.00%, 03/25/2037	191		146
GSR Mortgage Loan Trust 2005-AR6							Merrill Lynch Mortgage Investors Trust Series
2.67%, 09/25/2035(m)			365		365		MLCC 2005-3
GSR Mortgage Loan Trust 2006-8F							0.40%, 11/25/2035(m)	81		77
6.00%, 09/25/2036			344		278		0.40%, 11/25/2035(m)	477		463
HarborView Mortgage Loan Trust 2005-9							Merrill Lynch Mortgage Investors Trust Series
0.49%, 06/20/2035(m)			560		536		MLCC 2006-2
Hilton USA Trust 2013-HLT							2.11%, 05/25/2036(m)	92		92
3.71%, 11/05/2030(f),(m)			275		280		Merrill Lynch Mortgage Investors Trust Series
4.41%, 11/05/2030(f),(m)			190		197		MLCC 2007-1
4.45%, 11/05/2030(f),(m)			215		223		2.57%, 01/25/2037(m)	151		145
Impac Secured Assets Trust 2006-4							Morgan Stanley Capital I Trust 2007-HQ12
0.32%, 01/25/2037(m)			199		164		5.59%, 04/12/2049(m)	279		306
IndyMac INDX Mortgage Loan Trust 2005-							Morgan Stanley Capital I Trust 2007-IQ14
AR16	IP						5.66%, 04/15/2049(m)	386		423
0.79%, 07/25/2045(m)			363		335

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

			Principal						Principal
	BONDS (continued)		Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

	Mortgage Backed Securities (continued)							Mortgage Backed Securities (continued)
	Morgan Stanley Mortgage Loan Trust 2006-							WaMu Mortgage Pass-Through Certificates
	11							Series 2006-AR8 Trust
	6.00%, 08/25/2036(m)			$257		$225		2.41%, 08/25/2036(m)		$218		$192
	Morgan Stanley Re-REMIC Trust 2010-							Washington Mutual Mortgage Pass-Through
	GG10							Certificates WMALT Series 2006-2 Trust
	5.80%, 08/15/2045(f),(m)			875		969		6.00%, 03/25/2036(m)		207		182
	Motel 6 Trust							Wells Fargo Mortgage Backed Securities
	3.78%, 10/05/2025(f)			200		203		2003-J Trust
	NAAC Reperforming Loan REMIC Trust							2.61%, 10/25/2033(m)		70		71
	Certificates Series 2004-R3							Wells Fargo Mortgage Backed Securities
	0.60%, 02/25/2035(d),(f),(m)			925		776		2004-A Trust
	Provident Funding Mortgage Loan Trust 2005-							2.64%, 02/25/2034(m)		212		216
	2							Wells Fargo Mortgage Backed Securities
	2.62%, 10/25/2035(m)			167		167		2005-11 Trust
	RALI Series 2004-QS2 Trust							5.50%, 11/25/2035		84		88
	5.50%, 02/25/2034			326		329		Wells Fargo Mortgage Backed Securities
	RALI Series 2007-QH7 Trust							2005-12 Trust
	0.40%, 08/25/2037(m)			787		584		5.50%, 11/25/2035		133		137
	Residential Asset Securitization Trust 2005-							Wells Fargo Mortgage Backed Securities
	A8	CB						2005-16 Trust
	5.38%, 07/25/2035			534		443		6.00%, 01/25/2036(m)		365		362
	Residential Asset Securitization Trust 2007-							Wells Fargo Mortgage Backed Securities
	A6							2005-17 Trust
	6.00%, 06/25/2037(m)			249		231		5.50%, 01/25/2036(m)		167		172
	RFMSI Series 2006-S1 Trust							Wells Fargo Mortgage Backed Securities
	5.75%, 01/25/2036			215		222		2005-AR10 Trust
	RMAC Securities PLC							2.61%, 06/25/2035(m)		164		166
	0.67%, 06/12/2044(m)		GBP	563		888						$45,499
	SCG Trust 2013-SRP1
	2.65%, 11/15/2026(f),(m)			$365		366		Municipals - 0.01%
	3.40%, 11/15/2026(f),(m)			400		402		Junta de Castilla y Leon
	STARM Mortgage Loan Trust 2007-1							6.51%, 03/01/2019	EUR	100		165
	6.00%, 02/25/2037(m)			757		755
	Structured Adjustable Rate Mortgage Loan							Oil & Gas - 2.28%
	Trust							Baytex Energy Corp
	0.46%, 07/25/2035(m)			132		107		5.13%, 06/01/2021(f),(n)		$408		413
	2.42%, 11/25/2034(m)			502		500		BP Capital Markets PLC
	Structured Asset Mortgage Investments II							0.64%, 11/07/2016(m)		385		387
	Trust 2006-AR3							Cimarex Energy Co
	0.36%, 04/25/2036(m)			643		484		4.38%, 06/01/2024(n)		253		257
	Structured Asset Securities Corp Mortgage							CNOOC Nexen Finance 2014 ULC
Pass	-Through Certificates Series 2004-20							1.63%, 04/30/2017		400		403
	5.75%, 11/25/2034			247		260		4.25%, 04/30/2024		2,200		2,271
	Structured Asset Securities Mortgage Pass-							CNPC General Capital Ltd
	Through Certificates Series 2001-21A							2.75%, 05/14/2019(f)		1,200		1,202
	2.22%, 01/25/2032(m)			21		20		Delek & Avner Tamar Bond Ltd
	Thornburg Mortgage Securities Trust 2007-2							4.44%, 12/30/2020(f)		4,050		4,103
	1.40%, 06/25/2037(m)			67		58		5.08%, 12/30/2023(f)		900		918
	1.78%, 06/25/2037(m)			276		266		5.41%, 12/30/2025(f)		1,300		1,341
	Wachovia Bank Commercial Mortgage Trust							EPL Oil & Gas Inc
	Series 2007-C33							8.25%, 02/15/2018		525		564
	5.94%, 02/15/2051(m)			127		141		Forest Oil Corp
	WaMu Mortgage Pass-Through Certificates							7.25%, 06/15/2019		775		771
	Series 2002-AR9 Trust							Genel Energy Finance Ltd
	1.52%, 08/25/2042(m)			19		18		7.50%, 05/14/2019		4,400		4,417
	WaMu Mortgage Pass-Through Certificates							OGX Austria GmbH
	Series 2004-AR14 Trust							0.00%, 06/01/2018(b),(f)		600		29
	2.40%, 01/25/2035(m)			285		286		0.00%, 04/01/2022(b),(f)		1,100		54
	WaMu Mortgage Pass-Through Certificates							Pacific Rubiales Energy Corp
	Series 2004-CB2 Trust							5.38%, 01/26/2019(f)		6,000		6,248
	5.50%, 07/25/2034			106		112		Pertamina Persero PT
	WaMu Mortgage Pass-Through Certificates							6.45%, 05/30/2044(f)		1,000		1,017
	Series 2006-AR19 Trust							Petrobras Global Finance BV
	0.85%, 01/25/2047(m)			895		869		2.59%, 03/17/2017(m)		1,000		1,014
	1.96%, 01/25/2047(m)			424		392		Petroleos de Venezuela SA
	WaMu Mortgage Pass-Through Certificates							5.50%, 04/12/2037		1,775		981
	Series 2006-AR7 Trust							6.00%, 11/15/2026		5,000		3,000
	2.21%, 07/25/2046(m)			366		332		Petroleos Mexicanos
								7.65%, 11/24/2021(f),(m)	MXN	6,500		539

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

		Principal						Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Oil & Gas (continued)						Other Asset Backed Securities (continued)
Plains Exploration & Production Co						Ownit Mortgage Loan Trust Series 2005-5
6.88%, 02/15/2023		$300		$341		0.75%, 10/25/2036(m)		$179		$123
QEP Resources Inc						Park Place Securities Inc Asset-Backed Pass-
5.38%, 10/01/2022		50		51		Through Certificates Series 2005-WCW
Rosneft Finance SA						0.68%, 07/25/2035(m)		200		171
6.63%, 03/20/2017		500		541		Park Place Securities Inc Asset-Backed Pass-
Shell International Finance BV						Through Certificates Series 2005-WCW3
0.43%, 11/15/2016(m)		455		455		0.64%, 08/25/2035(m)		100		77
Sinopec Group Overseas Development 2014						Popular ABS Mortgage Pass-Through Trust
Ltd						2006	-A
1.01%, 04/10/2017(f),(m)		1,000		999		0.54%, 02/25/2036(m)		200		155
Transocean Inc						RAMP Series 2004-RS11 Trust
6.00%, 03/15/2018		1,800		2,030		1.80%, 11/25/2034(m)		107		101
				$34,346		Rise Ltd
						4.75%, 02/15/2039(d),(e),(m)		995		1,002
Oil & Gas Services - 0.04%						Securitized Asset Backed Receivables LLC
Petrofac Ltd						Trust 2005-OP1
3.40%, 10/10/2018(d),(f)		600		624
						0.83%, 01/25/2035(m)		160		144
						Securitized Asset Backed Receivables LLC
Other Asset Backed Securities - 1.18%						Trust 2006-FR3
ABFC 2007-WMC1 Trust						0.40%, 05/25/2036(m)		273		157
1.15%, 06/25/2037(m)		89		62		Sierra Madre Funding Ltd
Ameriquest Mortgage Securities Trust 2006-						0.53%, 09/07/2039(d),(f),(m)		472		312
R1						0.55%, 09/07/2039(d),(e),(f),(m)		1,154		835
0.54%, 03/25/2036(m)		300		251		Sierra Timeshare 2012-1 Receivables Funding
Bear Stearns Asset Backed Securities Trust						LLC
2006-3						2.84%, 11/20/2028(f)		54		55
0.60%, 08/25/2036(m)		300		244		Sierra Timeshare 2013-1 Receivables Funding
Belle Haven ABS CDO Ltd						LLC
0.58%, 11/03/2044(d),(f),(m)		128		55		1.59%, 11/20/2029(f),(m)		271		272
0.62%, 11/03/2044(d),(f),(m)		174		75		Sierra Timeshare 2013-3 Receivables Funding
Carrington Mortgage Loan Trust Series 2005-						LLC
OPT2						2.20%, 10/20/2030(f),(m)		639		644
0.85%, 05/25/2035(m)		200		141		Springleaf Funding Trust 2014-A
COA Summit CLO Ltd 2014-1						2.41%, 12/15/2022(e),(f),(m)		290		291
1.59%, 04/20/2023(d),(e),(f),(m)		2,200		2,200		Structured Asset Securities Corp Mortgage
Colony American Homes 2014-1						Loan Trust 2006-BC4
2.00%, 05/17/2031(f),(m)		290		289		0.32%, 12/25/2036(m)		200		158
Countrywide Asset-Backed Certificates						TAL Advantage V LLC
0.30%, 06/25/2047(m)		1,200		938		3.55%, 11/20/2038(f),(m)		499		509
0.32%, 03/25/2037(m)		492		414		Triaxx Prime CDO 2007-1 Ltd
0.34%, 06/25/2047(m)		1,600		1,352		0.41%, 10/02/2039(f),(m)		168		110
First Franklin Mortgage Loan Trust 2004-FF8						VOLT NPL X LLC
1.58%, 10/25/2034(m)		91		70		3.96%, 11/25/2053(e),(f),(m)		328		331
Gallatin CLO Ltd										$17,820
0.00%, 07/15/2023(b),(e),(f),(m),(n)		2,400		2,400
GSAMP Trust 2006-NC2						Pharmaceuticals - 0.17%
0.39%, 06/25/2036(m)		255		157		BioScrip Inc
						8.88%, 02/15/2021(f)		380		397
HSI Asset Securitization Corp Trust 2005-I1
0.54%, 11/25/2035(m)		200		139		Johnson & Johnson
						0.30%, 11/28/2016(m)		430		430
Huntington CDO Ltd
0.49%, 11/05/2040(d),(f),(m)		165		151		McKesson Corp
						0.64%, 09/10/2015(m)		600		601
Invitation Homes Trust
1.65%, 06/17/2031(f),(m)		505		507		2.28%, 03/15/2019		1,100		1,108
JP Morgan Mortgage Acquisition Trust 2006-										$2,536
WMC3						Pipelines - 0.03%
0.26%, 08/25/2036(m)		460		244		Copano Energy LLC / Copano Energy Finance
LCM X LP						Corp
1.49%, 04/15/2022(e),(f),(m)		2,000		2,000		7.13%, 04/01/2021		68		77
Merrill Lynch Mortgage Investors Trust Series						Regency Energy Partners LP / Regency
2005	-FM1					Energy Finance Corp
0.63%, 05/25/2036(m)		300		266		4.50%, 11/01/2023		110		105
Merrill Lynch Mortgage Investors Trust Series						5.75%, 09/01/2020		165		173
2006	-RM4					5.88%, 03/01/2022		100		106
0.23%, 09/25/2037(m)		71		19						$461
Newcastle CDO V Ltd
0.57%, 12/24/2039(f),(m)		165		159		Real Estate - 0.35%
OneMain Financial Issuance Trust 2014-1						China Overseas Finance Cayman III Ltd
2.43%, 06/18/2024(e),(f),(m)		240		240		6.38%, 10/29/2043		3,000		2,896

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

		Principal						Principal
	BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

	Real Estate (continued)						Telecommunications (continued)
	Lai Sun International Finance 2012 Ltd						America Movil SAB de CV
	5.70%, 01/18/2018		$1,000		$993		3.13%, 07/16/2022		$200		$197
	Rialto Holdings LLC / Rialto Corp						AT&T Inc
	7.00%, 12/01/2018(f)		1,343		1,403		0.65%, 03/30/2017(m)		1,525		1,525
					$5,292		0.91%, 03/11/2019(m)		500		503
							Brasil Telecom SA
REITS	- 0.31%						9.75%, 09/15/2016(f)	BRL	605		250
	Host Hotels & Resorts LP						CommScope Inc
	5.25%, 03/15/2022		265		294		5.00%, 06/15/2021(f)		$770		774
	Trust F/1401						Embarq Corp
	6.95%, 01/30/2044(f)		4,000		4,400
							8.00%, 06/01/2036		600		656
					$4,694		KT Corp
	Retail - 0.05%						1.75%, 04/22/2017(f)		600		602
	Foot Locker Inc						Sprint Capital Corp
	8.50%, 01/15/2022		410		488		6.90%, 05/01/2019		100		110
	Group 1 Automotive Inc						Sprint Communications Inc
	5.00%, 06/01/2022(f),(n)		315		317		6.00%, 12/01/2016		800		875
					$805		Telecom Italia Capital SA
							6.00%, 09/30/2034		240		237
	Semiconductors - 0.03%						6.38%, 11/15/2033		140		144
	Xilinx Inc						7.72%, 06/04/2038		120		136
	2.13%, 03/15/2019		500		505		Verizon Communications Inc
							1.00%, 06/17/2019(m)		2,000		2,025
							1.76%, 09/15/2016(m)		1,200		1,233
	Software - 0.05%						1.98%, 09/14/2018(m)		400		422
	Blackboard Inc
	7.75%, 11/15/2019(f)		645		677		2.50%, 09/15/2016		300		311
							4.50%, 09/15/2020		200		221
							Virgin Media Finance PLC
	Sovereign - 2.63%						4.88%, 02/15/2022		275		255
	Argentina Bonar Bonds										$11,250
	7.00%, 04/17/2017		2,000		1,823
	Argentine Republic Government International						Transportation - 0.04%
	Bond						Canadian National Railway Co
	7.82%, 12/31/2033	EUR	4,816		4,809		0.42%, 11/06/2015(m)		610		610
	Brazilian Government International Bond
	8.50%, 01/05/2024	BRL	1,945		851		Trucking & Leasing - 0.01%
	Cyprus Government International Bond						Aviation Capital Group Corp
	4.63%, 02/03/2020(f)	EUR	6,000		8,013		3.88%, 09/27/2016(f)		200		207
	Hellenic Republic Government International
	Bond						TOTAL BONDS				$361,333
	5.00%, 08/22/2016	JPY	225,000		2,166			Principal
	Hellenic Republic Treasury Bill						CONVERTIBLE BONDS - 2.93%	Amount (000's)		Value	(000	's)
	0.00%, 07/18/2014(b)	EUR	200		272
	0.00%, 08/18/2014(b)		150		203		Aerospace & Defense - 0.01%
	0.00%, 10/10/2014(b)		400		541		L-3 Communications Holdings Inc
	Mexican Bonos						3.00%, 08/01/2035(a)		125		163
	6.50%, 06/10/2021(m)	MXN	45,750		3,776
	7.75%, 12/14/2017(m)		26,000		2,235
	7.75%, 11/13/2042(m)		12,000		1,039		Airlines - 0.03%
	8.50%, 12/13/2018(m)		24,000		2,141		Lufthansa Malta Blues LP
	Mexico Cetes						0.75%, 04/05/2017	EUR	200		415
	0.00%, 07/24/2014(b)		330,000		2,554
	0.00%, 08/07/2014(b)		200,000		1,546		Automobile Manufacturers - 0.14%
	0.00%, 08/21/2014(b)		300,000		2,315		Ford Motor Co
	Residual Funding Corp Principal Strip						4.25%, 11/15/2016		$430		823
	0.00%, 10/15/2019(b),(o)		$100		90		Tesla Motors Inc
	Slovenia Government Bond						1.50%, 06/01/2018		325		586
	2.75%, 03/17/2015	EUR	400		553		Volkswagen International Finance NV
	Slovenia Government International Bond						5.50%, 11/09/2015(f)	EUR	400		650
	4.13%, 02/18/2019(d),(f)		$900		942						$2,059
	4.70%, 11/01/2016(f)	EUR	500		739
	4.75%, 05/10/2018		$500		536		Biotechnology - 0.22%
	Slovenia Ministry of Finance Treasury Bill						BioMarin Pharmaceutical Inc
	0.00%, 10/16/2014(b)	EUR	400		544		0.75%, 10/15/2018		$83		84
	0.00%, 02/12/2015(b)		1,400		1,898		1.50%, 10/15/2020		81		83
							Emergent Biosolutions Inc
					$39,586		2.88%, 01/15/2021(f)		255		265
	Telecommunications - 0.75%						Exelixis Inc
	Altice SA						4.25%, 08/15/2019(a)		100		86
	7.25%, 05/15/2022(f)		540		774

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

		Principal						Principal
	CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)		CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)

	Biotechnology (continued)						Internet (continued)
	Gilead Sciences Inc						Priceline Group Inc/The
	1.63%, 05/01/2016	$300		$1,071			0.35%, 06/15/2020(f)	$548		$677
	Regeneron Pharmaceuticals Inc						1.00%, 03/15/2018	209		313
	1.88%, 10/01/2016(a)	450		1,642			VeriSign Inc
	Theravance Inc						3.25%, 08/15/2037(a)	2,375		3,681
	2.13%, 01/15/2023	100		120			Web.com Group Inc
				$3,351			1.00%, 08/15/2018	200		240

	Building Materials - 0.08%									$8,123
	Cemex SAB de CV						Investment Companies - 0.02%
	3.25%, 03/15/2016(a)	900		1,285			Ares Capital Corp
							5.75%, 02/01/2016(a),(f)	150		160
							Prospect Capital Corp
Coal	- 0.03%						4.75%, 04/15/2020(f),(m)	100		99
	Alpha Natural Resources Inc
	3.75%, 12/15/2017	200		169						$259
	4.88%, 12/15/2020	100		75			Iron & Steel - 0.02%
	Peabody Energy Corp						United States Steel Corp
	4.75%, 12/15/2066	195		152			2.75%, 04/01/2019	284		334
				$396

	Commercial Services - 0.15%						Lodging - 0.08%
	Avis Budget Group Inc						MGM Resorts International
	3.50%, 10/01/2014(a)	625		2,209			4.25%, 04/15/2015(a)	800		1,162
	Live Nation Entertainment Inc
	2.50%, 05/15/2019(f)	100		104
							Mining - 0.01%
				$2,313			Stillwater Mining Co
	Computers - 0.03%						1.75%, 10/15/2032	100		143
	SanDisk Corp
	1.50%, 08/15/2017	235		449			Oil & Gas - 0.02%
							Chesapeake Energy Corp
	Consumer Products - 0.02%						2.50%, 05/15/2037	225		237
	Jarden Corp						2.75%, 11/15/2035	65		68
	1.13%, 03/15/2034(f)	380		380						$305

							Oil & Gas Services - 0.04%
	Electric - 0.04%						Exterran Holdings Inc
	NRG Yield Inc						4.25%, 06/15/2014(a)	125		228
	3.50%, 02/01/2019(f)	550		613			Hornbeck Offshore Services Inc
							1.50%, 09/01/2019	315		377

	Electrical Components & Equipment - 0.06%									$605
	General Cable Corp						Pharmaceuticals - 0.05%
	4.50%, 11/15/2029(a),(m)	275		274			Herbalife Ltd
	SunPower Corp						2.00%, 08/15/2019(f)	150		142
	4.50%, 03/15/2015(a)	400		614			Mylan Inc/PA
				$888			3.75%, 09/15/2015	145		543

	Environmental Control - 0.04%									$685
	Covanta Holding Corp					REITS	- 0.29%
	3.25%, 06/01/2014(a)	500		589			American Realty Capital Properties Inc
							3.75%, 12/15/2020	125		131
	Home Builders - 0.07%						Annaly Capital Management Inc
							5.00%, 05/15/2015(a)	350		361
	Lennar Corp
	2.75%, 12/15/2020(a),(f)	350		654			Health Care REIT Inc
							3.00%, 12/01/2029(a)	825		1,027
	Standard Pacific Corp
	1.25%, 08/01/2032	300		366			Ryman Hospitality Properties Inc
							3.75%, 10/01/2014(f)	259		561
				$1,020			SL Green Operating Partnership LP
	Insurance - 0.16%						3.00%, 10/15/2017(a),(f)	1,250		1,737
	MGIC Investment Corp						Spirit Realty Capital Inc
	2.00%, 04/01/2020	300		424			2.88%, 05/15/2019	200		202
	5.00%, 05/01/2017(a)	400		457			3.75%, 05/15/2021	325		329
	Radian Group Inc									$4,348
	2.25%, 03/01/2019	800		1,182
	3.00%, 11/15/2017(a)	275		392			Semiconductors - 0.68%
				$2,455			Intel Corp
							2.95%, 12/15/2035	160		191
	Internet - 0.54%						3.25%, 08/01/2039	275		393
	Equinix Inc						Microchip Technology Inc
	4.75%, 06/15/2016(a)	1,325		3,212			2.13%, 12/15/2037(a)	1,175		2,191

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

		Principal					SENIOR FLOATING RATE INTERESTS	Principal
	CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)		(continued)	Amount (000's)	Value	(000	's)

	Semiconductors (continued)						Apparel - 0.01%
	Micron Technology Inc						Nine West Holdings Inc, Term Loan B
	2.13%, 02/15/2033	$200		$533			4.75%, 09/05/2019(m)	$180		$181
	2.38%, 05/01/2032	975		2,942
	3.13%, 05/01/2032	400		1,183
	Novellus Systems Inc						Automobile Manufacturers - 0.10%
							Chrysler Group LLC, Term Loan B
	2.63%, 05/15/2041	365		690			3.25%, 12/05/2018(m)	1,000		993
	SunEdison Inc						3.50%, 05/24/2017(m)	515		515
	2.00%, 10/01/2018(f)	500		764
	2.75%, 01/01/2021(f)	850		1,327						$1,508
				$10,214			Automobile Parts & Equipment - 0.02%
							Visteon Corp, Delay-Draw Term Loan B-DD
	Software - 0.02%						0.00%, 04/09/2021(m),(p)	285		282
	Nuance Communications Inc
	2.75%, 11/01/2031	305		306
							Building Materials - 0.01%
							Quikrete Cos Inc/The, Term Loan B
	Telecommunications - 0.06%						4.00%, 09/18/2020(m)	144		144
	Ciena Corp
	3.75%, 10/15/2018(f)	270		348
	JDS Uniphase Corp						Chemicals - 0.12%
	0.63%, 08/15/2033(f)	610		606			Axalta Coating Systems US Holdings Inc,
				$954			Term Loan
							4.00%, 02/01/2020(m)	244		244
	Transportation - 0.02%						Huntsman International LLC, Term Loan B-
	UTi Worldwide Inc						NEW
	4.50%, 03/01/2019(f)	300		313
							0.00%, 01/31/2021(m),(p)	360		361
							MacDermid Inc, Term Loan
	TOTAL CONVERTIBLE BONDS			$44,127			4.00%, 06/05/2020(m)	154		154
		Principal					Nexeo Solutions LLC, Term Loan B1
	MUNICIPAL BONDS - 0.01%	Amount (000's)	Value	(000	's)		5.00%, 09/08/2017(m)	359		357
Texas	- 0.01%						Nexeo Solutions LLC, Term Loan B2
							5.00%, 09/08/2017(m)	83		82
	North Texas Higher Education Authority Inc
	1.35%, 04/01/2040(m)	$197		$200			Taminco Global Chemical Corp, Term Loan
							B
							3.25%, 02/15/2019(m)	195		193
	TOTAL MUNICIPAL BONDS			$200
	SENIOR FLOATING RATE INTERESTS -	Principal					Univar Inc, Term Loan B
							5.00%, 06/30/2017(m)	427		427
	2.42%	Amount (000's)	Value	(000	's)
										$1,818
	Advertising - 0.08%
	Acosta Inc, Term Loan						Commercial Services - 0.23%
	4.25%, 03/03/2018(m)	$129		$130			Audio Visual Services Corp, Term Loan
							4.50%, 01/22/2021(m)	160		160
	Affinion Group Inc, Term Loan B
	0.00%, 10/09/2016(m),(p)	324		324			Brand Energy & Infrastructure Services Inc,
	Checkout Holding Corp, Term Loan						Term Loan B
	4.50%, 04/03/2021(m)	477		477			4.75%, 11/20/2020(m)	439		440
	Getty Images Inc, Term Loan B						Brickman Group Ltd LLC/The, Term Loan B
	4.75%, 10/03/2019(m)	227		219			4.00%, 12/18/2020(m)	155		154
				$1,150			Drew Marine, Term Loan
							4.49%, 11/19/2020(m)	22		22
	Aerospace & Defense - 0.10%						Garda World Security Corp, Delay-Draw Term
	Accudyne Industries Borrower SCA, Term					Loan B	-DD
	Loan						4.00%, 11/06/2020(m)	40		40
	4.00%, 12/05/2019(m)	826		824			Garda World Security Corp, Term Loan B
	M/A-COM Technology Solutions Holdings						4.00%, 11/06/2020(m)	156		155
	Inc, Term Loan B						GXS Group Inc, Term Loan B
	4.50%, 05/03/2021(m)	267		268			3.25%, 12/18/2020(m)	259		259
	Sequa Corp, Term Loan B						Harland Clarke Holdings Corp, Term Loan B
	5.25%, 05/29/2017(m)	123		122			5.48%, 06/30/2017(m)	301		302
	TransDigm Inc, Term Loan C						Inmar Inc, Term Loan B
	3.75%, 02/28/2020(m)	84		84			4.25%, 01/27/2021(m)	363		360
	TransDigm Inc, Term Loan D						iQor US Inc, Term Loan B
	0.00%, 05/21/2021(m),(p)	135		134			6.00%, 02/19/2021(m)	414		393
				$1,432			KAR Auction Services Inc, Term Loan B2
							3.50%, 03/05/2021(m)	171		170
	Agriculture - 0.03%						Millennium Labs, Term Loan
	Arysta Lifescience SPC LLC, Term Loan B						5.25%, 04/15/2021(m)	491		494
	4.50%, 05/22/2020(m)	213		214
							Sedgwick Inc, Term Loan
	Pinnacle Operating Corp, Term Loan B						3.75%, 02/11/2021(m)	465		457
	4.75%, 11/14/2018(m)	167		167
				$381						$3,406

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Computers - 0.02%			Food (continued)
	Oberthur Technologies of America Corp, Term			Sprouts Farmers Markets Holdings LLC, Term
	Loan B2			Loan
	4.50%, 10/09/2019(m)	$140	$140	4.00%, 04/12/2020(m)	$144	$144
	SunGard Data Systems Inc, Term Loan E					$1,873
	4.00%, 03/07/2020(m)	135	135
			$275	Food Service - 0.00%
				Brasa Inc, Term Loan
	Consumer Products - 0.03%			11.00%, 01/18/2020(m)	46	47
	Dell International LLC, Term Loan B
	4.50%, 03/24/2020(m)	373	372
	Dell International LLC, Term Loan C			Healthcare - Products - 0.10%
	3.75%, 09/24/2018(m)	95	95	Biomet Inc, Term Loan B2
				3.65%, 07/25/2017(m)	423	424
			$467	3.65%, 07/25/2017(m)	7	7
	Distribution & Wholesale - 0.01%			3.65%, 07/25/2017(m)	311	312
	American Tire Distributors Inc, Term Loan			3.73%, 07/25/2017(m)	52	52
	5.75%, 06/19/2018(m)	120	121	Mallinckrodt International Finance SA, Term
	Spin Holdco Inc, Term Loan B			Loan B
	4.25%, 11/08/2019(m)	90	89	3.50%, 03/05/2021(m)	490	487
			$210	Ortho-Clinical Diagnostics Inc, Term Loan B
				0.00%, 06/30/2021(m),(p)	235	236
	Diversified Financial Services - 0.11%					$1,518
	American Beacon Advisors Inc, Term Loan B
	4.75%, 11/20/2019(m)	339	340	Home Furnishings - 0.02%
	Aptean Holdings Inc, Term Loan B			Tempur Sealy International Inc, Term Loan B
	5.25%, 02/21/2020(m)	450	449	3.50%, 12/31/2019(m)	363	360
	Delos Finance Sarl, Term Loan B
	3.50%, 02/26/2021(m)	465	464
				Housewares - 0.03%
	Duff & Phelps LLC, Term Loan B			Libbey Glass Inc, Term Loan B
	4.50%, 03/12/2020(m)	179	179
				3.75%, 04/09/2021(m)	68	67
	Flying Fortress Inc, Term Loan			Wilsonart International Holding LLC, Term
	3.50%, 06/30/2017(m)	177	177
				Loan B
			$1,609	4.00%, 10/24/2019(m)	366	362
	Electric - 0.04%					$429
	Calpine Construction Finance Co LP, Delay-			Insurance - 0.11%
	Draw Term Loan B1-DD			AmWins Group LLC, Term Loan B
	3.00%, 04/24/2020(m)	263	258
				5.00%, 02/20/2020(m)	193	193
	NRG Energy Inc, Term Loan B			Asurion LLC, Term Loan B1
	2.75%, 07/01/2018(m)	376	374
				5.00%, 05/24/2019(m)	389	390
			$632	Asurion LLC, Term Loan B2
	Electrical Components & Equipment - 0.02%			4.25%, 06/19/2020(m)	119	119
	Generac Power Systems Inc, Term Loan B			CGSC of Delaware Holdings Corp, Term
	3.25%, 06/22/2018(m)	364	361	Loan
				8.25%, 10/16/2020(m)	145	140
				CGSC of Delaware Holdings Corp, Term Loan
	Entertainment - 0.02%			B
	Kasima LLC, Term Loan B			5.00%, 04/16/2020(m)	348	336
	3.25%, 05/17/2021(m)	265	263
				HUB International Ltd, Term Loan B
				4.25%, 09/17/2020(m)	510	509
	Environmental Control - 0.02%					$1,687
	Metal Services LLC, Term Loan B			Internet - 0.03%
	6.00%, 06/30/2017(m)	157	158
				Zayo Group LLC, Term Loan B
	US Ecology Inc, Term Loan			4.00%, 06/15/2019(m)	492	491
	0.00%, 05/28/2021(m),(p)	84	85
			$243
				Investment Companies - 0.01%
Food	- 0.12%			Grosvenor Capital Management Holdings
	ARAMARK Corp, Term Loan F			LLLP, Term Loan B
	3.25%, 02/21/2021(m)	415	412	3.75%, 11/25/2020(m)	170	168
	Big Heart Pet Brands, Term Loan B
	3.50%, 02/21/2020(m)	785	777
	Del Monte Foods Inc, Term Loan B			Leisure Products & Services - 0.02%
	4.25%, 01/26/2021(m)	155	154	SRAM LLC, Term Loan B
	Pinnacle Foods Finance LLC, Term Loan G			4.00%, 06/07/2018(m)	337	334
	3.25%, 04/29/2020(m)	216	215
	Reddy Ice Corp, Term Loan			Leisure Time - 0.02%
	3.75%, 05/01/2019(m)	174	171
				Bauer Performance Sports Ltd, Term Loan
				4.50%, 04/02/2021(m)	137	137

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

	Leisure Time (continued)				Packaging & Containers (continued)
	Planet Fitness, Term Loan				Ardagh Holdings USA Inc, Term Loan B
	4.75%, 03/26/2021(m)	$226	$227		4.25%, 12/12/2019(m)	$90	$90
			$364		FPC Holdings Inc, Term Loan
					5.25%, 11/15/2019(m)	125	123
	Lodging - 0.07%						$283
	Boyd Gaming Corp, Term Loan B
	4.00%, 08/07/2020(m)	170	170		Pharmaceuticals - 0.10%
	Hilton Worldwide Finance LLC, Term Loan				Amneal Pharmaceuticals LLC, Term Loan B
	B				5.75%, 10/31/2019(m)	308	310
	3.50%, 09/23/2020(m)	334	332		Grifols Worldwide Operations USA Inc, Term
	La Quinta Intermediate Holdings, Term Loan				Loan B
	4.00%, 02/19/2021(m)	145	145		3.15%, 03/05/2021(m)	495	493
	Las Vegas Sands LLC, Term Loan B				JLL/Delta Dutch Newco BV, Term Loan B
	3.25%, 12/17/2020(m)	371	370		4.25%, 01/22/2021(m)	235	232
			$1,017		Pharmedium Healthcare Corp, Term Loan
					4.25%, 01/22/2021(m)	125	125
	Machinery - Diversified - 0.01%				Quintiles Transnational Corp, Term Loan B3
	Mirror BidCo Corp, Term Loan B				3.75%, 06/08/2018(m)	362	361
	4.25%, 12/28/2019(m)	77	77
							$1,521

					Pipelines - 0.02%
Media	- 0.18%				Energy Transfer Equity LP, Term Loan
	CSC Holdings LLC, Term Loan B				3.25%, 11/15/2019(m)	265	262
	2.65%, 04/15/2020(m)	296	293
	Numericable US LLC, Term Loan B1
	4.50%, 04/23/2020(m)	230	230		Private Equity - 0.01%
	Numericable US LLC, Term Loan B2				HarbourVest Partners LLC, Term Loan
	4.50%, 04/23/2020(m)	199	199		3.25%, 02/04/2021(m)	97	96
	Sinclair Television Group Inc, Term Loan B
	3.00%, 10/28/2016(m)	592	586
	Springer Science & Business Media Inc, Term				Real Estate - 0.00%
					Realogy Group LLC, Term Loan B
	Loan				3.75%, 03/05/2020(m)	50	50
	5.00%, 07/24/2020(m)	388	388
	Time Inc, Delay-Draw Term Loan B-DD
	0.00%, 04/21/2021(m),(p)	290	289	REITS	- 0.05%
	Tribune Co, Term Loan B				Crown Castle Operating Co, Term Loan B
	4.00%, 11/20/2020(m)	389	389		3.00%, 01/31/2019(m)	437	436
	Virgin Media Investment Holdings Ltd, Term				Crown Castle Operating Co, Term Loan B2
	Loan B				3.00%, 01/31/2021(m)	339	338
	3.50%, 02/15/2020(m)	370	367				$774

			$2,741		Retail - 0.05%
	Metal Fabrication & Hardware - 0.03%				J Crew Group Inc, Term Loan B
	Crosby US Acquisition Corp, Term Loan				4.00%, 02/26/2021(m)	340	338
	4.00%, 11/06/2020(m)	314	313		Men's Wearhouse Inc, Term Loan
	Doncasters Finance US LLC, Term Loan B				0.00%, 04/15/2021(m),(p)	122	122
	4.50%, 04/05/2020(m)	97	97		Serta Simmons Holdings LLC, Term Loan B
			$410		4.25%, 09/19/2019(m)	71	71
					Talbots Inc/The, Term Loan B
	Miscellaneous Manufacturing - 0.03%				4.75%, 03/13/2020(m)	295	292
	Ascend Performance Materials Holdings Inc,						$823
	Term Loan B
	6.75%, 04/04/2018(m)	427	423		Semiconductors - 0.04%
					Entegris Inc, Term Loan B
					3.50%, 03/25/2021(m)	195	194
	Oil & Gas - 0.03%				Microsemi Corp, Term Loan B2
	Fieldwood Energy LLC, Term Loan B				3.51%, 02/19/2020(m)	159	159
	3.88%, 09/28/2018(m)	159	159
					NXP BV, Term Loan D
	Pacific Drilling SA, Term Loan B				3.75%, 01/10/2020(m)	204	202
	4.50%, 05/18/2018(m)	199	198
					Vat Holdings AG, Term Loan
	Power Buyer LLC, Delay-Draw Term Loan				4.75%, 01/28/2021(m)	114	114
	DD
	4.24%, 05/06/2020(m)	4	4				$669
	Power Buyer LLC, Term Loan				Software - 0.21%
	4.25%, 05/06/2020(m)	65	64		Activision Blizzard Inc, Term Loan B
			$425		3.25%, 07/26/2020(m)	140	140
					BMC Foreign Holding Co, Term Loan B
	Packaging & Containers - 0.02%				5.00%, 08/07/2020(m)	199	199
	Ardagh Holdings USA Inc, Delay-Draw Term
Loan B	-DD				BMC Software Finance Inc, Term Loan B	399	399
	4.00%, 12/17/2019(m)	70	70		5.00%, 08/07/2020 (m)
					Dealertrack Technologies Inc, Term Loan B
					3.50%, 02/26/2021(m)	146	146

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal					U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value	(000	's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Software (continued)						U.S. Treasury (continued)
Evergreen Skills Lux Sarl, Term Loan						2.75%, 02/15/2024	$4,900		$5,035
4.00%, 04/08/2021(m)	$345		$343						$24,223
4.50%, 04/23/2021(m)	393		393
IMS Health Inc, Term Loan B						U.S. Treasury Bill - 2.63%
						0.05%, 06/12/2014(q),(t)	15,000		15,000
3.50%, 03/05/2021(m)	150		149
						0.05%, 10/30/2014(a),(q),(s),(u)	5,649		5,648
Infor US Inc, Term Loan B5						0.12%, 07/24/2014(q),(t)	18,000		17,999
3.75%, 06/03/2020(m)	444		440
						0.14%, 08/21/2014(q),(s)	1,005		1,005
Nuance Communications Inc, Term Loan C
2.91%, 03/31/2016(m)	124		123						$39,652
Renaissance Learning Inc, Term Loan						U.S. Treasury Inflation-Indexed Obligations - 0.39%
4.50%, 04/02/2021(m)	273		272			0.13%, 01/15/2023	512		511
SS&C Technologies Holdings Europe SARL,						0.63%, 07/15/2021	4,508		4,753
Term Loan B2						0.75%, 02/15/2042	732		685
3.26%, 06/08/2019(m)	28		28
									$5,949
SS&C Technologies Inc, Term Loan B1						TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.25%, 06/08/2019(m)	271		271
						OBLIGATIONS			$127,561
Verint Systems Inc, Term Loan B							Principal
3.50%, 09/06/2019(m)	254		254
						CERTIFICATE OF DEPOSIT - 0.13%	Amount (000's)	Value	(000	's)
			$3,157
					Banks	- 0.13%
Telecommunications - 0.13%						Intesa Sanpaolo SpA/New York NY
Alcatel-Lucent USA Inc, Term Loan C						1.65%, 04/07/2015	2,000		2,003
4.50%, 01/29/2019(m)	1,152		1,153
Cincinnati Bell Inc, Term Loan B						TOTAL CERTIFICATE OF DEPOSIT			$2,003
4.00%, 08/20/2020(m)	174		174
							Maturity
Integra Telecom Holdings Inc, Term Loan
5.25%, 02/22/2019 (m)	59		60			REPURCHASE AGREEMENTS - 1.74%	Amount (000's)	Value	(000	's)
LTS Buyer LLC, Term Loan B					Banks	- 1.74%
4.00%, 04/01/2020(m)	304		303			Barclays Bank PLC Repurchase Agreement on $ 1,937			$1,938
SBA Senior Finance II LLC, Term Loan B						securities sold short; (0.15)% dated
3.25%, 03/24/2021(m)	210		208			01/29/2014 (collateralized by Vale
			$1,898			Overseas Ltd; $2,088,360; 4.38%; dated
						01/11/22)(b),(v)
Trucking & Leasing - 0.01%						Barclays Bank PLC Repurchase Agreement;	2,964		2,964
AWAS Aviation Capital Ltd, Term Loan						(0.40)% dated 05/22/2014 (collateralized
3.50%, 06/26/2018(m)	186		186
						by Petroleos de Venezuela SA; $3,010,875;
						12.75%; dated 02/17/22)(b),(v)
TOTAL SENIOR FLOATING RATE INTERESTS			$36,445			Barclays Bank PLC Repurchase Agreement on	3,984		3,987
U.S. GOVERNMENT & GOVERNMENT	Principal					securities sold short; (0.45)% dated
AGENCY OBLIGATIONS - 8.47%	Amount (000's)	Value	(000	's)		03/25/2014 (collateralized by VTB Bank
Federal Home Loan Bank - 2.26%						OJSC Via VTB Capital SA; $4,112,495;
0.16%, 10/08/2014(q)	$3,700		$3,699			6.47%; dated 03/04/15)(b),(v)
0.06%, 07/09/2014(q)	9,900		9,899			Barclays Bank PLC Repurchase Agreement on	3,443		3,443
5.90%, 07/07/2014(q)	20,400		20,399			securities sold short; (0.50)% dated
			$33,997			05/29/2014 (collateralized by Republic of
Federal Home Loan Mortgage Corporation (FHLMC) -						Serbia; $3,510,563; 7.25%; dated
						09/28/21)(b),(v)
0.06%
0.06%, 10/16/2014(q)	100		100			Barclays Bank PLC Repurchase Agreement on	2,027		2,031
0.13%, 08/01/2014(q)	800		800			securities sold short; (0.55)% dated
			$900			01/29/2014 (collateralized by Corp
						Nacional del Cobre de Chile; $2,160,648;
Federal National Mortgage Association (FNMA) - 1.52%						4.50%; dated 08/13/23)(b),(v)
0.05%, 08/26/2014(q)	400		400			Barclays Bank PLC Repurchase Agreement on	1,003		1,007
0.06%, 09/08/2014(q)	1,000		1,000			securities sold short; (0.70)% dated
0.08%, 07/14/2014(q)	12,300		12,300			12/12/2013 (collateralized by Turkiye
5.50%, 06/01/2044(r)	8,200		9,140			Garanti Bankasi AS; $1,083,758; 6.25%;
			$22,840			dated 04/20/21)(b),(v)
						Barclays Bank PLC Repurchase Agreement on	3,073		3,082
U.S. Treasury - 1.61%						securities sold short; (1.00)% dated
0.13%, 07/31/2014(s)	92		92
						01/31/2014 (collateralized by Bangkok
0.13%, 04/30/2015	8,300		8,303			Bank PCL/Hong Kong; $3,213,886; 4.80%;
0.25%, 08/31/2014	200		200			dated 10/18/20)(b),(v)
0.25%, 09/15/2014	100		100			Barclays Bank PLC Repurchase Agreement on	980		985
0.25%, 02/28/2015	700		701			securities sold short; (1.00)% dated
0.25%, 09/30/2015	5,200		5,206			12/12/2013 (collateralized by Country
0.38%, 02/15/2016	1,700		1,703			Garden Holdings Co Ltd; $961,875; 7.50%;
0.38%, 03/15/2016	1,000		1,001			dated 01/10/23)(b),(v)
0.50%, 08/15/2014(s)	30		30
1.50%, 06/30/2016	600		613
2.13%, 02/29/2016	1,200		1,239

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

					(l)	Restricted Security. At the end of the period, the value of this security
					totaled $31 or 0.00% of the net assets. The security was purchased April
REPURCHASE AGREEMENTS	Maturity				17, 2014 at a total cost of $31.
(continued)	Amount (000's)	Value	(000	's)

Banks (continued)					(m) Variable Rate. Rate shown is in effect at May 31, 2014.
Barclays Bank PLC Repurchase Agreement;	$467		$469		(n) Security purchased on a when-issued basis.
(1.15)% dated 03/17/2014 (collateralized					(o) Security is a Principal Only Strip.
by Country Garden Holdings Co Ltd;					(p)	This Senior Floating Rate Note will settle after May 31, 2014, at which
$480,833 ; 7.50%; dated 01/10/23)(b),(v)					time the interest rate will be determined.
Barclays Bank PLC Repurchase Agreement on	2,045		2,045		(q) Rate shown is the discount rate of the original purchase.
securities sold short; (1.25)% dated					(r)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
05/29/2014 (collateralized by Russian					Notes to Financial Statements for additional information.
Foreign Bond - Eurobond; $2,078,313;					(s)	Security or a portion of the security was pledged to cover margin
4.88%; dated 09/16/23)(b),(v)					requirements for futures contracts. At the end of the period, the value of
Barclays Bank PLC Repurchase Agreement on	940		944		these securities totaled $1,051 or 0.07% of net assets.
securities sold short; (1.75)% dated					(t)	Security or portion of the security was pledged as collateral for reverse
03/17/2014 (collateralized by KWG					repurchase agreements. At the end of the period, the value of these
Property Holding Ltd; $990,292; 8.63%;					securities totaled $25,533 or 1.70% of net assets.
dated 02/05/20)(b),(v)					(u)	Security or a portion of the security was pledged to cover margin
Barclays Bank PLC Repurchase Agreement on	2,000		2,000		requirements for swap and/or swaption contracts. At the end of the period,
securities sold short; (2.25)% dated					the value of these securities totaled $1,925 or 0.13% of net assets.
05/29/2014 (collateralized by Ukraine					(v)	Although the maturity date of the repurchase agreement is open-ended
Government International Bond;					through the maturity date of the collateral, the Fund has a right to
$2,042,764 ; 9.25%; dated 07/24/17)(b),(v)					terminate the repurchase agreement and demand repayment from the
JP Morgan Chase Repurchase Agreement;	1,200		1,200		counterparty at any time with two days' notice.
0.08% dated 05/30/2014 maturing
06/02/2014 (collateralized by US
Government Security; $1,222,706; 1.50%;					Portfolio Summary (unaudited)
dated 08/31/18)					Sector	Percent
			$26,095		Financial	16 .61%
TOTAL REPURCHASE AGREEMENTS			$26,095		Consumer, Non-cyclical	13 .03%
TOTAL PURCHASED OPTIONS - 0.34%			$5,043		Exchange Traded Funds	10 .98%
TOTAL PURCHASED INTEREST RATE SWAPTIONS -					Consumer, Cyclical	9.11%
0.03%			$507		Industrial	8.93%
TOTAL PURCHASED FORWARD VOLATILITY					Communications	8.44%
AGREEMENTS - 0.01%			$91		Government	7.45%
Total Investments			$1,592,162		Technology	7.34%
Liabilities in Excess of Other Assets, Net - (5.76)%			$(86,625)		Mortgage Securities	6.86%
TOTAL NET ASSETS - 100.00%			$1,505,537		Energy	6.55%
					Basic Materials	3.86%
					Utilities	3.08%
(a)	Security or a portion of the security was pledged as collateral for short				Asset Backed Securities	2.70%
sales. At the end of the period, the value of these securities totaled					Diversified	0.43%
$176,998 or 11.76% of net assets.					Purchased Options	0.34%
(b) Non-Income Producing Security					Purchased Interest Rate Swaptions	0.03%
(c)	Security or a portion of the security was pledged to cover margin				Purchased Forward Volatility Agreements	0.01%
requirements for options contracts. At the end of the period, the value of					Revenue Bonds	0.01%
these securities totaled $27,023 or 1.78% of net assets.					Investments Sold Short	(23.72)%
(d) Security is Illiquid					Other Assets in Excess of Liabilities, Net	17 .96%
(e)	Fair value of these investments is determined in good faith by the				TOTAL NET ASSETS	100.00%
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $12,640 or 0.84% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $113,998 or 7.57% of net assets.
(g)	Restricted Security. At the end of the period, the value of this security totaled $63 or 0.00% of net assets. The security was purchased October 2,
2012 at a cost of $33.
(h)	Restricted Security. At the end of the period, the value of this security totaled $39 or 0.00% of net assets. The security was purchased on
January 29, 2014 at a cost of $51.
(i)	Restricted Security. At the end of the period, the value of this security totaled $55 or 0.00% of the net assets. The security was purchased
February 5, 2014 at a cost of $55.
(j)	Restricted Security. At the end of the period, the value of this security totaled $131 or 0.01% of net assets. The security was purchased on April
17, 2014 at a cost of $131.
(k)	Restricted Security. At the end of the period, the value of this security totaled $48 or 0.00% of net assets. The security was purchased on April
16, 2014 at a cost of $48.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Credit Default Swaps

Buy Protection
			(Pay)/						Upfront	Unrealized
			Receive	Expiration	Notional				Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity		Fixed Rate	Date	Amount		Fair Value Paid/(Received) (Depreciation)
Barclays Bank PLC	Beazer Homes USA Inc; 9.13%;		(5.00)%	06/20/2019		$500	$(27	) $	(22)	$(5)
	06/15/2018
Citigroup Inc	CDX.ITRAXX.ASIA		(1.00)%	06/20/2018		2,500	(25)		8	(33)
Citigroup Inc	Kellogg Co; 4.00%; 12/15/2020		(1.00)%	06/20/2019		1,950	(30)		(19)	(11)
Citigroup Inc	Russian Agricultural Bank OJSC Via		(1.00)%	03/20/2019		5,000	433		370	63
	RSHB Capital SA; 6.30%; 05/15/2017
Deutsche Bank AG	Safeway Inc; 7.25%; 02/01/2031		(1.00)%	06/20/2019		1,325	128		108	20
Deutsche Bank AG	Venezuela Government International		(5.00)%	06/20/2019		900	165		219	(54)
	Bond; 9.25%; 09/15/2027
HSBC Securities Inc	Bulgaria Government International Bond;		(1.00)%	06/20/2019		6,000	81		85	(4)
	8.25%; 01/15/2015
HSBC Securities Inc	China Government International Bond;		(1.00)%	12/20/2018		5,000	(79)		(35)	(44)
	4.25%; 10/28/2014
HSBC Securities Inc	Turkey Government International Bond;		(1.00)%	06/20/2019		5,000	185		194	(9)
	11.88%; 01/15/2030
JP Morgan Chase	Abu Dhabi Government International		(1.00)%	12/20/2018		5,000	(138)		(83)	(55)
	Bond; 5.50%; 04/08/2014
JP Morgan Chase	Abu Dhabi Government International		(1.00)%	12/20/2018		1,000	(28)		(17)	(11)
	Bond; 5.50%; 4/08/2014
JP Morgan Chase	Brazilian Government International Bond;		(1.00)%	12/20/2013		5,000	66		142	(76)
	12.25%; 03/06/2030
JP Morgan Chase	China Government International Bond;		(1.00)%	09/20/2018		4,000	(68)		(15)	(53)
	4.25%; 10/28/2014
JP Morgan Chase	Mexico Government International Bond;		(1.00)%	12/20/2018		5,000	(78)		34	(112)
	5.95%; 03/19/2019
Merrill Lynch	Brazilian Government International Bond;		(1.00)%	06/20/2019		3,650	74		138	(64)
	12.25%; 03/06/2030
Merrill Lynch	CDX. ITRAXX.EUR.XOV		(5.00)%	12/20/2017	EUR	490	(81)		8	(89)
Total							$578		$1,115	$(537)

Sell Protection
	Implied
	Credit
	Spread as of		(Pay)/						Upfront	Unrealized
	May 31,		Receive	Expiration	Notional		Fair Value Premiums			Appreciation/
Counterparty (Issuer)	Reference Entity	2014 (c)	Fixed Rate	Date	Amount (a)		(b) Paid/(Received) (Depreciation)
Bank of America NA	Teck Resources Ltd; 3.15%;	1.47%	1.00%	06/20/2019		$1,100	$(25	) $	(29)	$4
	01/15/2017
Barclays Bank PLC	China Government	0.73%	1.00%	06/20/2019		500	7		3	4
	International Bond; 4.25%;
	10/28/2014
Barclays Bank PLC	CHS/Community Health	3.13%	5.00%	06/20/2019		600	52		49	3
	Systems Inc; 8.00%;
	11/15/2019
Barclays Bank PLC	Freeport-McMoRan Copper	1.21%	1.00%	06/20/2019		500	(5)		(8)	3
	& Gold Inc; 3.55%;
	03/01/2022
Barclays Bank PLC	MetLife Inc; 4.75%;	0.51%	1.00%	03/20/2019		1,000	24		7	17
	02/08/2021
Barclays Bank PLC	Orange SA; 5.63%;	0.66%	1.00%	06/20/2019	EUR	1,000	22		13	9
	05/22/2018
Barclays Bank PLC	Whirlpool Corp; 7.75%;	0.79%	1.00%	03/20/2019		$1,000	10		1	9
	07/15/2016
BNP Paribas	Telefonica Emisiones SAU;	0.95%	1.00%	06/20/2019	EUR	1,500	5		9	(4)
	4.38%; 02/02/2016
Citigroup Inc	State Bank of India/London;	1.82%	1.00%	06/20/2019		$2,500	(100)		(144)	44
	4.50%; 10/23/2014
Credit Suisse	American International	0.51%	1.00%	03/20/2019		1,100	25		10	15
	Group Inc; 6.25%;
	05/01/2036
Credit Suisse	CIT Group Inc; 5.25%;	0.52%	5.00%	03/20/2015		500	18		16	2
	03/15/2018
Credit Suisse	Orange SA; 5.63%;	0.66%	1.00%	06/20/2019	EUR	2,000	45		29	16
	05/22/2018
Deutsche Bank AG	General Electric Capital	0.45%	1.00%	03/20/2019		$1,800	46		26	20
	Corp; 5.625%; 09/15/2017
Deutsche Bank AG	General Electric Capital	0.25%	1.00%	06/20/2015		1,600	13		13	—
	Corp; 5.63%; 09/15/2017

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit
		Spread as of	(Pay)/						Upfront		Unrealized
		May 31,	Receive	Expiration	Notional		Fair Value Premiums				Appreciation/
Counterparty (Issuer)	Reference Entity	2014 (c)	Fixed Rate	Date	Amount (a)		(b)	Paid/(Received) (Depreciation)
Deutsche Bank AG	General Electric Capital	0.21%	1.00%	06/20/2014		$100	$—	$	— $		—
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	Goldman Sachs Group Inc;	0.20%	1.00%	06/20/2014		200	—		—		—
	5.95%; 01/18/2018
Deutsche Bank AG	Goldman Sachs Group Inc;	0.23%	1.00%	09/20/2014		200	—		—		—
	5.95%; 01/18/2018
Deutsche Bank AG	MetLife Inc; 4.75%;	0.51%	1.00%	03/20/2019		1,000	23		7		16
	02/08/2021
Deutsche Bank AG	Morgan Stanley; 6.00%;	0.21%	1.00%	06/20/2014		100	—		—		—
	04/28/2015
Deutsche Bank AG	Tesco PLC; 6.00%;	0.89%	1.00%	06/20/2019	EUR	500	4		(1)		5
	12/14/2029
Goldman Sachs & Co	Brazilian Government	1.36%	1.00%	03/20/2019		$1,000	(17)		(34)		17
	International Bond; 12.25%;
	03/06/2030
Goldman Sachs & Co	China Government	0.73%	1.00%	06/20/2019		500	7		4		3
	International Bond; 4.25%;
	10/28/2014
Goldman Sachs & Co	HJ Heinz Co; 6.38%;	1.38%	1.00%	06/20/2019		1,700	(30)		(27)		(3)
	07/15/2028
Goldman Sachs & Co	Indonesia Government	1.41%	1.00%	06/20/2019		1,000	(19)		(27)		8
	International Bond; 6.88%;
	03/09/2017
Goldman Sachs & Co	Italy Government	1.11%	1.00%	06/20/2019		3,300	(17)		(20)		3
	International Bond; 6.88%;
	09/27/2023
Goldman Sachs & Co	Italy Government	1.08%	1.00%	03/20/2019		1,000	(4)		(18)		14
	International Bond; 6.88%;
	09/27/2023
Goldman Sachs & Co	Spain Government Bond;	0.79%	1.00%	03/20/2019		550	6		(4)		10
	5.50%; 07/30/2017
Goldman Sachs & Co	Tesoro Corp; 4.25%;	2.10%	5.00%	06/20/2019		500	69		68		1
	10/01/2017
Goldman Sachs & Co	TRW Automotive Inc;	1.19%	1.00%	06/20/2019		1,100	(10)		(12)		2
	7.25S%; 03/15/2017
Goldman Sachs & Co	Venezuela Government	10.09%	5.00%	06/20/2016		200	(18)		(17)		(1)
	International Bond; 9.25%;
	09/15/2027
JP Morgan Chase	Italy Government	0.59%	1.00%	03/20/2016		1,900	14		(1)		15
	International Bond; 6.875%;
	09/27/2023
JP Morgan Chase	Marks & Spencer PLC;	1.29%	1.00%	06/20/2019	EUR	500	(10)		(14)		4
	6.13%; 12/02/2019
Total							$135		$(101	) $	236

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
			(Pay)/
			Receive	Expiration	Notional				Unrealized Appreciation/
	Reference Entity		Fixed Rate	Date	Amount		Fair Value		(Depreciation)
	CDX.22.HY5		(5.00)%	06/20/2019		$5,940	$(494)				$(106)
	CDX. ITRAXX.EUR17		(5.00)%	06/20/2018	EUR	980	(166)				(164)
	CDX.NA.IG.22		(1.00)%	06/20/2019		$700	(13)				(3)
Total							$(673)				$(273)

Sell Protection
		Implied
		Credit
		Spread as of	(Pay)/
		May 31,	Receive	Expiration	Notional		Fair Value		Unrealized Appreciation/
	Reference Entity	2014 (c)	Fixed Rate	Date	Amount (a)		(b)		(Depreciation)
	CDX. IG.19.5Y	N/A	1.00%	12/20/2017		$24,400	$524				$36
	CDX. ITRAXX.MAIN21.5Y	N/A	1.00%	06/20/2019	EUR	11,700	267				9
	CDX.NA.HY.22	N/A	5.00%	06/20/2019		$2,228	185				29

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Exchange Cleared Credit Default Swaps (continued)

Sell Protection (continued)
Implied
Credit
Spread as of	(Pay)/
May 31,	Receive	Expiration	Notional	Fair Value	Unrealized Appreciation/
Reference Entity	2014	(c)	Fixed Rate	Date	Amount (a)	(b)	(Depreciation)
CDX.NA.IG.22.5Y	N/A	1.00%	06/20/2019	$4,500	$83	$11
Total	$1,059	$85

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $57,678 and 17,200 EUR .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

Foreign Currency Purchase	Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For Fair Value	Appreciation/(Depreciation)
Australian Dollar	Bank of America NA	06/03/2014	348,000	$322	$324	$2
Australian Dollar	Bank of America NA	06/20/2014	17,949,923	16,678	16,684	6
Australian Dollar	Credit Suisse	06/02/2014	2,100,000	1,947	1,954	7
Australian Dollar	Credit Suisse	06/18/2014	12,743,000	11,681	11,846	165
Australian Dollar	Credit Suisse	07/02/2014	2,100,000	1,947	1,950	3
Australian Dollar	Credit Suisse	09/17/2014	179,000	165	165	—
Australian Dollar	Royal Bank of Scotland PLC	06/18/2014	12,743,000	11,681	11,846	165
Australian Dollar	Royal Bank of Scotland PLC	09/17/2014	179,000	165	165	—
Brazilian Real	Credit Suisse	06/18/2014	6,113,501	2,625	2,718	93
Brazilian Real	Credit Suisse	11/04/2014	1,136,160	480	486	6
Brazilian Real	Royal Bank of Scotland PLC	06/18/2014	9,553,499	4,070	4,247	177
Brazilian Real	UBS AG	06/03/2014	1,152,245	513	514	1
Brazilian Real	UBS AG	07/02/2014	1,152,245	512	510	(2)
British Pound Sterling	Bank of America NA	06/20/2014	14,287,353	24,016	23,944	(72)
British Pound Sterling	Bank of New York Mellon	06/18/2014	870,000	1,463	1,458	(5)
British Pound Sterling	Citigroup Inc	06/23/2014	2,400,000	4,052	4,022	(30)
British Pound Sterling	Credit Suisse	06/12/2014	1,120,000	1,889	1,877	(12)
British Pound Sterling	Credit Suisse	06/18/2014	6,875,500	11,517	11,523	6
British Pound Sterling	Royal Bank of Scotland PLC	06/18/2014	6,875,499	11,517	11,523	6
Canadian Dollar	Bank of America NA	06/20/2014	938,573	861	865	4
Canadian Dollar	Credit Suisse	06/09/2014	2,100,000	1,939	1,937	(2)
Canadian Dollar	Credit Suisse	06/18/2014	8,824,000	8,032	8,136	104
Canadian Dollar	Credit Suisse	09/17/2014	242,000	223	223	—
Canadian Dollar	Royal Bank of Scotland PLC	06/06/2014	35,859	33	33	—
Canadian Dollar	Royal Bank of Scotland PLC	06/18/2014	8,837,944	8,045	8,149	104
Canadian Dollar	Royal Bank of Scotland PLC	09/17/2014	242,000	223	223	—
Chilean Peso	Credit Suisse	06/27/2014	1,075,000,000	1,942	1,952	10
Chilean Peso	Royal Bank of Scotland PLC	06/18/2014	45,021,000	80	82	2
Chinese Renminbi	Bank of America NA	07/23/2014	4,942,392	799	799	—
Chinese Renminbi	Credit Suisse	07/23/2014	4,893,336	793	791	(2)
Chinese Renminbi	Deutsche Bank AG	06/06/2014	4,942,392	806	792	(14)
Chinese Renminbi	JP Morgan Chase	07/23/2014	23,490,810	3,780	3,796	16
Colombian Peso	Credit Suisse	06/18/2014	330,000,000	171	174	3
Colombian Peso	Royal Bank of Scotland PLC	06/18/2014	330,000,000	171	174	3
Czech Koruna	Credit Suisse	06/18/2014	7,050,000	356	350	(6)
Czech Koruna	Royal Bank of Scotland PLC	06/18/2014	7,050,000	356	350	(6)
Danish Krone	Bank of New York Mellon	06/18/2014	20,500,000	3,827	3,745	(82)
Danish Krone	Credit Suisse	06/18/2014	1,250,000	233	228	(5)
Danish Krone	Royal Bank of Scotland PLC	06/18/2014	1,916,000	356	350	(6)
Euro	Bank of America NA	06/20/2014	21,901,476	30,271	29,852	(419)
Euro	Bank of New York Mellon	06/18/2014	490,000	680	668	(12)
Euro	Bank of New York Mellon	06/30/2014	119,238	163	163	—

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)
Euro	Credit Suisse	06/18/2014	8,925,102	$12,327	$12,165	$(162)
Euro	Merrill Lynch	06/05/2014	210,000	287	286	(1)
Euro	Morgan Stanley & Co	06/30/2014	1,673,407	2,280	2,281	1
Euro	Royal Bank of Scotland PLC	06/18/2014	11,056,474	15,262	15,070	(192)
Euro	Royal Bank of Scotland PLC	07/09/2014	33,333	46	45	(1)
Euro	Royal Bank of Scotland PLC	08/07/2014	29,286	41	40	(1)
Hong Kong Dollar	Royal Bank of Scotland PLC	06/18/2014	19,459,000	2,508	2,510	2
Hungarian Forint	Credit Suisse	06/18/2014	258,999,999	1,152	1,166	14
Hungarian Forint	Royal Bank of Scotland PLC	06/18/2014	258,999,999	1,152	1,166	14
Indian Rupee	Barclays Bank PLC	06/12/2014	115,400,000	1,913	1,949	36
Indian Rupee	Credit Suisse	06/18/2014	100,836,500	1,647	1,701	54
Indian Rupee	Credit Suisse	09/17/2014	500,000	8	8	—
Indian Rupee	Royal Bank of Scotland PLC	06/18/2014	131,486,500	2,141	2,218	77
Indian Rupee	Royal Bank of Scotland PLC	09/17/2014	500,000	8	8	—
Indonesian Rupiah	Credit Suisse	06/18/2014	100,000,000	9	9	—
Indonesian Rupiah	Royal Bank of Scotland PLC	06/18/2014	3,735,374,000	324	319	(5)
Israeli New Shekel	Credit Suisse	06/18/2014	1,450,000	417	417	—
Israeli New Shekel	Royal Bank of Scotland PLC	06/18/2014	1,550,000	446	446	—
Japanese Yen	Bank of America NA	06/18/2014	254,849,000	2,504	2,504	—
Japanese Yen	Bank of America NA	06/20/2014	5,113,779,000	50,405	50,245	(160)
Japanese Yen	BNP Paribas	06/18/2014	178,535,000	1,750	1,754	4
Japanese Yen	Credit Suisse	06/18/2014	1,672,571,500	16,451	16,433	(18)
Japanese Yen	Credit Suisse	09/17/2014	26,345,500	260	259	(1)
Japanese Yen	JP Morgan Chase	06/03/2014	100,200,000	983	984	1
Japanese Yen	JP Morgan Chase	06/18/2014	289,645,000	2,851	2,846	(5)
Japanese Yen	Royal Bank of Scotland PLC	06/18/2014	1,699,446,500	16,714	16,697	(17)
Japanese Yen	Royal Bank of Scotland PLC	09/17/2014	26,345,500	260	259	(1)
Malaysian Ringgit	Credit Suisse	06/18/2014	2,944,000	898	915	17
Malaysian Ringgit	Credit Suisse	09/17/2014	50,000	15	15	—
Malaysian Ringgit	Royal Bank of Scotland PLC	06/18/2014	4,458,000	1,362	1,385	23
Malaysian Ringgit	Royal Bank of Scotland PLC	09/17/2014	50,000	15	15	—
Mexican Peso	Bank of America NA	06/20/2014	82,525,000	6,278	6,411	133
Mexican Peso	BNP Paribas	07/23/2014	10,461,652	793	811	18
Mexican Peso	Credit Suisse	06/18/2014	10,450,000	802	812	10
Mexican Peso	Credit Suisse	09/17/2014	400,000	31	31	—
Mexican Peso	Goldman Sachs & Co	08/25/2014	24,382,000	1,851	1,884	33
Mexican Peso	Royal Bank of Scotland PLC	06/18/2014	22,016,000	1,675	1,711	36
Mexican Peso	Royal Bank of Scotland PLC	09/17/2014	400,000	31	31	—
New Taiwan Dollar	Credit Suisse	06/18/2014	46,000,000	1,526	1,534	8
New Taiwan Dollar	Credit Suisse	09/17/2014	1,500,000	50	50	—
New Taiwan Dollar	Royal Bank of Scotland PLC	06/18/2014	79,889,000	2,649	2,663	14
New Taiwan Dollar	Royal Bank of Scotland PLC	09/17/2014	1,500,000	50	50	—
New Zealand Dollar	Bank of America NA	06/20/2014	10,030,617	8,609	8,502	(107)
New Zealand Dollar	Credit Suisse	06/03/2014	2,250,000	1,905	1,911	6
New Zealand Dollar	Credit Suisse	06/18/2014	18,812,499	15,879	15,949	70
New Zealand Dollar	Royal Bank of Scotland PLC	06/18/2014	18,812,498	15,878	15,949	71
Norwegian Krone	Credit Suisse	06/18/2014	21,557,502	3,588	3,605	17
Norwegian Krone	Royal Bank of Scotland PLC	06/18/2014	21,820,501	3,632	3,649	17
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	06/18/2014	116,000	41	42	1
Philippine Peso	Credit Suisse	06/18/2014	25,000,000	561	571	10
Philippine Peso	Royal Bank of Scotland PLC	06/18/2014	25,000,000	561	571	10
Polish Zloty	Credit Suisse	06/18/2014	9,639,000	3,160	3,175	15
Polish Zloty	Credit Suisse	09/17/2014	100,000	33	33	—
Polish Zloty	Royal Bank of Scotland PLC	06/18/2014	10,758,999	3,528	3,543	15
Polish Zloty	Royal Bank of Scotland PLC	09/17/2014	100,000	33	33	—
Russian Rouble	Credit Suisse	06/18/2014	183,637,500	5,157	5,244	87
Russian Rouble	Royal Bank of Scotland PLC	06/18/2014	204,468,500	5,721	5,839	118
Singapore Dollar	Credit Suisse	06/18/2014	3,515,000	2,788	2,803	15
Singapore Dollar	Royal Bank of Scotland PLC	06/18/2014	3,555,000	2,820	2,835	15
South African Rand	Credit Suisse	06/18/2014	13,550,000	1,272	1,278	6
South African Rand	Royal Bank of Scotland PLC	06/18/2014	24,040,000	2,245	2,267	22
South Korean Won	Credit Suisse	06/18/2014	5,988,536,501	5,675	5,862	187
South Korean Won	Royal Bank of Scotland PLC	06/18/2014	7,817,426,500	7,387	7,653	266
Swedish Krona	Credit Suisse	06/18/2014	34,047,000	5,269	5,087	(182)
Swedish Krona	Royal Bank of Scotland PLC	06/18/2014	34,047,000	5,269	5,087	(182)
Swiss Franc	Bank of America NA	06/20/2014	13,747,561	15,604	15,357	(247)
Swiss Franc	Bank of New York Mellon	06/18/2014	240,000	275	268	(7)
Swiss Franc	Credit Suisse	06/18/2014	2,834,500	3,221	3,166	(55)
Swiss Franc	Royal Bank of Scotland PLC	06/18/2014	2,843,500	3,231	3,176	(55)
Thai Baht	Royal Bank of Scotland PLC	06/18/2014	13,835,000	427	421	(6)

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)
Turkish Lira	Credit Suisse	06/18/2014	9,190,000	$4,142	$4,367	$225
Turkish Lira	Royal Bank of Scotland PLC	06/18/2014	9,990,000	4,498	4,747	249
Total						$720

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Australian Dollar	Bank of America NA	06/03/2014	30,000	$28	$28	$—
Australian Dollar	Bank of America NA	06/20/2014	1,636,442	1,520	1,521	(1)
Australian Dollar	Credit Suisse	06/02/2014	2,100,000	1,951	1,954	(3)
Australian Dollar	Credit Suisse	06/18/2014	8,372,000	7,595	7,783	(188)
Australian Dollar	Royal Bank of Scotland PLC	06/18/2014	8,459,000	7,675	7,864	(189)
Brazilian Real	Barclays Bank PLC	07/02/2014	533,223	236	236	—
Brazilian Real	Credit Suisse	06/03/2014	533,223	240	238	2
Brazilian Real	Credit Suisse	06/18/2014	15,000	7	7	—
Brazilian Real	Credit Suisse	06/27/2014	4,690,000	2,099	2,080	19
Brazilian Real	Credit Suisse	11/04/2014	1,133,760	480	485	(5)
Brazilian Real	Royal Bank of Scotland PLC	06/18/2014	3,616,000	1,614	1,608	6
Brazilian Real	UBS AG	06/03/2014	1,152,245	516	514	2
British Pound Sterling	Bank of America NA	06/12/2014	724,000	1,219	1,213	6
British Pound Sterling	Bank of America NA	06/20/2014	667,038	1,120	1,118	2
British Pound Sterling	Bank of New York Mellon	06/18/2014	2,196,500	3,694	3,681	13
British Pound Sterling	Credit Suisse	06/12/2014	1,120,000	1,896	1,877	19
British Pound Sterling	Credit Suisse	06/18/2014	4,826,000	8,051	8,088	(37)
British Pound Sterling	Credit Suisse	09/17/2014	140,500	234	235	(1)
British Pound Sterling	Goldman Sachs & Co	06/12/2014	2,867,000	4,804	4,805	(1)
British Pound Sterling	Royal Bank of Scotland PLC	06/18/2014	4,881,999	8,145	8,182	(37)
British Pound Sterling	Royal Bank of Scotland PLC	09/17/2014	206,500	345	346	(1)
British Pound Sterling	Royal Bank of Scotland PLC	04/07/2015	445,928	750	746	4
Canadian Dollar	Bank of America NA	06/19/2014	117,000	108	108	—
Canadian Dollar	Bank of America NA	06/20/2014	16,869,075	15,317	15,553	(236)
Canadian Dollar	Credit Suisse	06/09/2014	2,100,000	1,920	1,937	(17)
Canadian Dollar	Credit Suisse	06/18/2014	9,144,999	8,238	8,432	(194)
Canadian Dollar	Royal Bank of Scotland PLC	06/06/2014	216,454	197	200	(3)
Canadian Dollar	Royal Bank of Scotland PLC	06/18/2014	9,757,825	8,800	8,997	(197)
Chilean Peso	Credit Suisse	06/18/2014	598,043,500	1,052	1,087	(35)
Chilean Peso	Royal Bank of Scotland PLC	06/18/2014	628,742,500	1,108	1,143	(35)
Chinese Renminbi	Bank of America NA	06/06/2014	4,942,392	801	792	9
Chinese Renminbi	JP Morgan Chase	07/23/2014	9,170,901	1,486	1,482	4
Chinese Renminbi	UBS AG	07/23/2014	24,392,574	3,944	3,941	3
Colombian Peso	Credit Suisse	06/18/2014	275,000,000	134	145	(11)
Colombian Peso	Royal Bank of Scotland PLC	06/18/2014	275,000,000	134	145	(11)
Czech Koruna	Credit Suisse	06/18/2014	17,500,000	887	869	18
Czech Koruna	Royal Bank of Scotland PLC	06/18/2014	17,500,000	887	869	18
Danish Krone	Bank of New York Mellon	06/18/2014	40,615,000	7,548	7,419	129
Danish Krone	Royal Bank of Scotland PLC	06/18/2014	794,000	147	145	2
Euro	Bank of America NA	06/03/2014	4,161,000	5,757	5,672	85
Euro	Bank of America NA	06/20/2014	3,689,205	5,082	5,028	54
Euro	Bank of New York Mellon	06/18/2014	12,060,000	16,725	16,438	287
Euro	Bank of New York Mellon	06/30/2014	21,287,625	29,100	29,014	86
Euro	Barclays Bank PLC	06/03/2014	137,000	188	187	1
Euro	Citigroup Inc	06/23/2014	1,482,301	2,027	2,020	7
Euro	Credit Suisse	06/03/2014	2,784,000	3,851	3,795	56
Euro	Credit Suisse	06/05/2014	1,400,000	1,942	1,908	34
Euro	Credit Suisse	06/06/2014	1,700,000	2,358	2,317	41
Euro	Credit Suisse	06/09/2014	1,425,000	1,977	1,942	35
Euro	Credit Suisse	06/17/2014	1,376,000	1,888	1,876	12
Euro	Credit Suisse	06/18/2014	12,683,500	17,456	17,288	168
Euro	Credit Suisse	06/27/2014	325,000	444	443	1
Euro	Credit Suisse	06/30/2014	540,000	736	736	—
Euro	Goldman Sachs & Co	06/03/2014	199,000	277	271	6
Euro	Merrill Lynch	06/05/2014	210,000	291	286	5
Euro	Royal Bank of Scotland PLC	06/09/2014	22,000	28	30	(2)
Euro	Royal Bank of Scotland PLC	06/18/2014	14,258,121	19,613	19,434	179
Euro	Royal Bank of Scotland PLC	07/09/2014	345,381	477	471	6
Euro	Royal Bank of Scotland PLC	08/07/2014	140,913	194	192	2
Euro	Royal Bank of Scotland PLC	01/07/2015	607,371	831	828	3
Euro	Royal Bank of Scotland PLC	04/07/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	06/09/2015	22,000	28	30	(2)
Euro	Royal Bank of Scotland PLC	11/09/2015	9,222	12	13	(1)
Euro	Royal Bank of Scotland PLC	04/05/2016	1,500	2	2	—

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Euro	Royal Bank of Scotland PLC	04/05/2017	1,500	$2	$2	$—
Euro	UBS AG	06/03/2014	100,000	137	136	1
Euro	UBS AG	07/02/2014	711,000	972	969	3
Hong Kong Dollar	Credit Suisse	06/18/2014	5,927,500	764	765	(1)
Hong Kong Dollar	Royal Bank of Scotland PLC	06/18/2014	25,933,500	3,345	3,345	—
Hungarian Forint	Credit Suisse	06/18/2014	29,500,000	132	133	(1)
Hungarian Forint	Royal Bank of Scotland PLC	06/18/2014	29,500,000	132	133	(1)
Indian Rupee	Credit Suisse	06/18/2014	27,000,000	438	455	(17)
Indian Rupee	Royal Bank of Scotland PLC	06/18/2014	60,124,000	993	1,014	(21)
Indonesian Rupiah	Credit Suisse	06/18/2014	1,680,280,500	143	143	—
Indonesian Rupiah	Royal Bank of Scotland PLC	06/18/2014	6,008,849,500	521	513	8
Israeli New Shekel	Credit Suisse	06/18/2014	5,940,000	1,706	1,710	(4)
Israeli New Shekel	Credit Suisse	09/17/2014	50,000	14	14	—
Israeli New Shekel	Royal Bank of Scotland PLC	06/18/2014	5,940,000	1,706	1,710	(4)
Israeli New Shekel	Royal Bank of Scotland PLC	09/17/2014	50,000	14	14	—
Japanese Yen	Bank of America NA	06/03/2014	100,200,000	986	984	2
Japanese Yen	Bank of America NA	06/18/2014	594,445,000	5,818	5,840	(22)
Japanese Yen	Bank of America NA	06/20/2014	3,035,614,000	29,742	29,826	(84)
Japanese Yen	Bank of New York Mellon	06/18/2014	53,600,000	520	527	(7)
Japanese Yen	Bank of New York Mellon	06/30/2014	247,315,925	2,433	2,430	3
Japanese Yen	Credit Suisse	06/18/2014	2,132,467,499	20,740	20,952	(212)
Japanese Yen	JP Morgan Chase	06/18/2014	4,805,446,000	46,531	47,214	(683)
Japanese Yen	JP Morgan Chase	07/02/2014	100,200,000	984	985	(1)
Japanese Yen	Royal Bank of Scotland PLC	06/18/2014	2,243,018,497	21,824	22,038	(214)
Japanese Yen	Standard Chartered Bank, Hong	06/18/2014	215,468,000	2,091	2,117	(26)
	Kong
Japanese Yen	UBS AG	06/18/2014	197,715,000	1,940	1,943	(3)
Malaysian Ringgit	Credit Suisse	06/18/2014	500,000	151	155	(4)
Malaysian Ringgit	Royal Bank of Scotland PLC	06/18/2014	1,791,000	553	557	(4)
Mexican Peso	Bank of America NA	06/20/2014	17,580,210	1,349	1,366	(17)
Mexican Peso	BNP Paribas	07/24/2014	32,718,800	2,490	2,535	(45)
Mexican Peso	BNP Paribas	08/21/2014	29,520,798	2,184	2,282	(98)
Mexican Peso	Credit Suisse	06/18/2014	63,429,501	4,784	4,928	(144)
Mexican Peso	Credit Suisse	06/30/2014	79,600,000	6,174	6,179	(5)
Mexican Peso	Goldman Sachs & Co	08/07/2014	19,693,374	1,471	1,524	(53)
Mexican Peso	Royal Bank of Scotland PLC	06/18/2014	75,448,501	5,710	5,862	(152)
Mexican Peso	UBS AG	06/25/2014	4,290,000	330	333	(3)
New Taiwan Dollar	Credit Suisse	06/18/2014	38,440,501	1,270	1,282	(12)
New Taiwan Dollar	Royal Bank of Scotland PLC	06/18/2014	83,204,501	2,752	2,774	(22)
New Zealand Dollar	Bank of America NA	06/20/2014	2,200,238	1,881	1,865	16
New Zealand Dollar	Citigroup Inc	06/12/2014	1,310,000	1,130	1,111	19
New Zealand Dollar	Credit Suisse	06/03/2014	2,250,000	1,936	1,911	25
New Zealand Dollar	Credit Suisse	06/18/2014	2,780,000	2,373	2,357	16
New Zealand Dollar	Credit Suisse	07/03/2014	2,250,000	1,900	1,905	(5)
New Zealand Dollar	Royal Bank of Scotland PLC	06/18/2014	2,780,000	2,373	2,357	16
Norwegian Krone	Credit Suisse	06/18/2014	13,293,000	2,198	2,223	(25)
Norwegian Krone	Royal Bank of Scotland PLC	06/18/2014	14,270,000	2,361	2,386	(25)
Peruvian Nuevo Sol	Credit Suisse	06/18/2014	29,500	11	11	—
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	06/18/2014	153,500	54	55	(1)
Philippine Peso	Credit Suisse	06/18/2014	26,700,000	596	610	(14)
Philippine Peso	Royal Bank of Scotland PLC	06/18/2014	29,700,000	662	678	(16)
Polish Zloty	Credit Suisse	06/18/2014	4,800,000	1,573	1,581	(8)
Polish Zloty	Royal Bank of Scotland PLC	06/18/2014	6,232,000	2,042	2,053	(11)
Russian Rouble	Credit Suisse	06/18/2014	133,460,000	3,604	3,811	(207)
Russian Rouble	Royal Bank of Scotland PLC	06/18/2014	155,579,000	4,234	4,443	(209)
Singapore Dollar	Credit Suisse	06/18/2014	11,345,000	8,988	9,046	(58)
Singapore Dollar	Royal Bank of Scotland PLC	06/18/2014	11,485,000	9,099	9,158	(59)
South African Rand	Credit Suisse	06/18/2014	11,342,000	1,032	1,070	(38)
South African Rand	Credit Suisse	09/17/2014	850,000	80	79	1
South African Rand	Royal Bank of Scotland PLC	06/18/2014	23,161,999	2,162	2,184	(22)
South African Rand	Royal Bank of Scotland PLC	09/17/2014	850,000	80	79	1
South Korean Won	Credit Suisse	06/09/2014	2,000,000,000	1,936	1,959	(23)
South Korean Won	Credit Suisse	06/18/2014	3,010,000,000	2,812	2,947	(135)
South Korean Won	Royal Bank of Scotland PLC	06/18/2014	4,935,917,000	4,679	4,832	(153)
Swedish Krona	Bank of New York Mellon	06/18/2014	31,000,000	4,833	4,632	201
Swedish Krona	Credit Suisse	06/18/2014	88,315,501	13,545	13,196	349
Swedish Krona	Credit Suisse	09/17/2014	513,000	78	77	1
Swedish Krona	Royal Bank of Scotland PLC	06/18/2014	89,491,502	13,726	13,371	355
Swedish Krona	Royal Bank of Scotland PLC	09/17/2014	513,000	78	77	1
Swiss Franc	Bank of America NA	06/20/2014	5,664,393	6,417	6,327	90

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Swiss Franc	Bank of New York Mellon	06/18/2014	5,600,000	$6,371	$6,255	$116
Swiss Franc	Credit Suisse	06/10/2014	330,000	377	369	8
Swiss Franc	Credit Suisse	06/18/2014	4,959,000	5,593	5,539	54
Swiss Franc	Royal Bank of Scotland PLC	06/18/2014	5,238,000	5,910	5,851	59
Swiss Franc	Royal Bank of Scotland PLC	09/17/2014	407,000	453	455	(2)
Thai Baht	Credit Suisse	06/18/2014	3,447,500	106	105	1
Thai Baht	Royal Bank of Scotland PLC	06/18/2014	17,717,500	544	539	5
Turkish Lira	Credit Suisse	06/18/2014	4,365,000	2,028	2,074	(46)
Turkish Lira	Royal Bank of Scotland PLC	06/18/2014	5,968,000	2,786	2,836	(50)
Total						$(1,499)

Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; December 2014	Short	1	$279	$279	$—
3 Month Euro Swiss; September 2014	Short	5	1,396	1,397	(1)
90 Day Eurodollar; December 2014	Long	87	21,678	21,692	14
90 Day Eurodollar; December 2015	Long	23	5,700	5,700	—
90 Day Eurodollar; December 2015	Long	123	30,481	30,481	—
90 Day Eurodollar; June 2015	Long	325	80,797	80,864	67
90 Day Eurodollar; June 2015	Long	31	7,711	7,713	2
90 Day Eurodollar; March 2015	Long	42	10,461	10,465	4
90 Day Eurodollar; March 2016	Long	21	5,191	5,191	—
90 Day Eurodollar; March 2016	Long	321	79,295	79,351	56
90 Day Eurodollar; September 2014	Long	70	17,450	17,458	8
90 Day Eurodollar; September 2015	Long	1,140	282,908	283,133	225
90 Day Eurodollar; September 2015	Long	203	50,346	50,418	72
90 Day Eurodollar; September 2015	Long	27	6,705	6,706	1
90 Day Short Sterling; December 2014	Long	71	14,769	14,769	—
90 Day Short Sterling; December 2015	Short	22	4,531	4,538	(7)
90 Day Short Sterling; June 2015	Short	16	3,310	3,315	(5)
90 Day Short Sterling; March 2015	Long	61	12,666	12,665	(1)
90 Day Short Sterling; March 2016	Short	21	4,315	4,323	(8)
90 Day Short Sterling; September 2014	Long	7	1,458	1,458	—
90 Day Short Sterling; September 2015	Short	20	4,129	4,135	(6)
90 Day Short Sterling; September 2015	Short	198	40,906	40,932	(26)
AEX Index; June 2014	Short	16	1,760	1,777	(17)
Australia 10 Year Bond; June 2014	Short	192	20,655	21,360	(705)
Australia 10 Year Bond; June 2014	Long	96	10,465	10,680	215
Australia 3 Year Bond; June 2014	Long	26	2,637	2,643	6
BIST National 30 Index; June 2014	Short	44	194	207	(13)
CAC40 Index; June 2014	Short	6	365	368	(3)
CAC40 Index; June 2014	Long	11	671	676	5
Canadian 10 Year Bond; September 2014	Long	130	16,186	16,286	100
Canadian Bank Acceptance; December 2014	Short	35	7,968	7,968	—
Canadian Bank Acceptance; March 2015	Short	17	3,869	3,869	—
Canadian Bank Acceptance; September 2014	Short	50	11,384	11,383	1
DAX Index; June 2014	Long	19	6,189	6,436	247
DAX Index; June 2014	Long	6	1,948	2,032	84
DJ Euro Stoxx 50; June 2014	Long	237	9,842	10,467	625
DJ Euro Stoxx 50; June 2014	Long	218	9,301	9,628	327
DJ Euro Stoxx 50; June 2014	Short	24	987	1,060	(73)
E-Mini DJIA Index; June 2014	Long	79	6,485	6,598	113
E-Mini DJIA Index; June 2014	Long	16	1,314	1,336	22
E-Mini MSCI Emerging Markets; June 2014	Short	138	6,462	7,070	(608)
Euribor; December 2014	Short	56	19,025	19,048	(23)
Euribor; December 2015	Long	45	15,281	15,293	12
Euribor; June 2015	Long	31	10,538	10,542	4
Euribor; March 2015	Short	52	17,661	17,686	(25)
Euribor; March 2016	Long	48	16,287	16,304	17
Euribor; September 2014	Short	48	16,308	16,325	(17)
Euribor; September 2015	Long	38	12,911	12,919	8
Euribor; September 2015	Long	551	187,156	187,325	169
Euro Bund 10 Year Bund Future; June 2014	Long	165	32,456	33,021	565
FTSE KLCI Index Future; June 2014	Short	6	174	175	(1)
FTSE/MIB Index Future; June 2014	Long	10	1,411	1,474	63
FTSE100 Index; June 2014	Long	45	5,084	5,146	62
FTSE100 Index; June 2014	Long	103	11,656	11,779	123
Hang Seng Index; June 2014	Long	24	3,495	3,546	51
HSCEI China Index; June 2014	Short	9	577	585	(8)
IBEX 35 Index; June 2014	Long	10	1,442	1,468	26
Japan Topix Index; June 2014	Long	12	1,393	1,416	23

See accompanying notes.

				Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Futures Contracts (continued)

									Unrealized
Type			Long/Short	Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
Japan Topix Index; June 2014			Short	239		$28,246		$28,208	$38
Japan Topix Index; June 2014			Short	17		1,966		2,006	(40)
Japan Topix Index; June 2014			Short	7		842		826	16
Long Gilt Future; September 2014			Long	29		5,344		5,384	40
Mini Japan 10 Year Bond; June 2014			Long	103		14,675		14,719	44
Mini Japan 10 Year Bond; June 2014			Short	56		7,978		8,002	(24)
MSCI Singapore Index; June 2014			Long	8		477		477	—
MSCI Taiwan Index; June 2014			Long	17		552		551	(1)
Nasdaq 100 E-Mini; June 2014			Long	11		796		822	26
Nasdaq 100 E-Mini; June 2014			Long	111		7,906		8,293	387
Nikkei 225 CME Future; June 2014			Short	11		800		809	(9)
Nikkei 225 OSE Future; June 2014			Short	6		892		863	29
Nikkei 225 SGX Future; June 2014			Long	4		287		288	1
Russell 2000 Mini; June 2014			Long	21		2,352		2,380	28
Russell 2000 Mini; June 2014			Short	24		2,676		2,720	(44)
Russell 2000 Mini; June 2014			Short	63		7,380		7,139	241
S&P 500 Emini; June 2014			Long	112		10,476		10,760	284
S&P 500 Emini; June 2014			Short	223		20,570		21,425	(855)
S&P 500 Emini; June 2014			Short	77		7,175		7,398	(223)
S&P 500 Emini; June 2014			Short	517		47,557		49,671	(2,114)
S&P 500 Emini; June 2014			Short	243		22,733		23,346	(613)
S&P Mid 400 Emini; June 2014			Short	120		16,273		16,522	(249)
S&P Mid 400 Emini; June 2014			Long	5		681		688	7
S&P/TSE 60 Index; June 2014			Long	11		1,660		1,695	35
SET 50 Index; June 2014			Short	74		427		429	(2)
SGX CNX Nifty Index; June 2014			Short	5		75		72	3
SGX CNX Nifty Index; June 2014			Short	33		488		477	11
South Africa All Share Index; June 2014			Long	57		2,296		2,417	121
SPI 200 Index; June 2014			Long	13		1,665		1,664	(1)
US 10 Year Note; September 2014			Short	106		13,321		13,305	16
US 10 Year Note; September 2014			Long	4		502		502	—
US 10 Year Note; September 2014			Long	7		880		879	(1)
US 10 Year Note; September 2014			Short	200		25,159		25,103	56
US 5 Year Note; September 2014			Short	35		4,196		4,191	5
US Long Bond; September 2014			Long	126		17,109		17,321	212
US Long Bond; September 2014			Short	50		6,900		6,873	27
US Long Bond; September 2014			Short	29		3,999		3,987	12
Total									$(767)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed		Notional			Upfront Premiums	Unrealized
(Issuer)	Floating Rate Index Floating Rate Rate Expiration Date				Amount	Fair Value		Paid/(Received) Appreciation/(Depreciation)
Bank of America	Brazil Cetip	Pay	10.41%	01/02/2017 BRL 1,400 $			(9)	$—	$(9)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.42%	01/02/2017	600		(17)	1	(18)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.60%	01/02/2017	100		(3)	—	(3)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	10.46%	01/02/2017	3,500		(22)	—	(22)
NA	Interbank Deposit
BNP Paribas	Brazil Cetip	Pay	8.49%	01/02/2017	100		(3)	—	(3)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	9.21%	01/02/2017	100		(2)	—	(2)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.60%	01/02/2017	1,000		(25)	(2)	(23)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.42%	01/02/2017	6,200		(173)	—	(173)
	Interbank Deposit

See accompanying notes.

				Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
Counterparty		Receive	Fixed			Notional		Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index Floating Rate		Rate	Expiration Date		Amount	Fair Value	Paid/(Received)		Appreciation/(Depreciation)
Goldman Sachs &	Brazil Cetip	Pay	8.30%	01/02/2017	BRL	200	$(6)		$—	$(6)
Co	Interbank Deposit
Goldman Sachs &	MXN TIIE Banxico	Pay	6.77%	12/27/2023	MXN	46,000	137		(1)	138
Co
UBS AG	Brazil Cetip	Pay	10.91% 01/02/2017		BRL	100	—		—	—
	Interbank Deposit
UBS AG	Brazil Cetip	Pay	8.59%	01/02/2017		1,000	(28)		—	(28)
	Interbank Deposit
Total							$(151)		$(2)	$(149)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed			Notional
	Floating Rate Index Floating Rate		Rate	Expiration Date		Amount	Fair Value	Unrealized Appreciation/(Depreciation)
	3 Month CAD Bank	Pay	2.63%	09/16/2043	CAD	500	$53	$47
	Bill
	3 Month CAD Bank	Receive	3.50%	12/18/2043		1,000	(55)			(73)
	Bill
	3 Month CAD Bank	Pay	3.75%	12/18/2028		1,500	124			93
	Bill
	3 Month CAD Bank	Pay	2.00%	06/16/2016		3,000	35			36
	Bill
	3 Month CAD Bank	Receive	3.50%	06/20/2044		2,800	(153)			(91)
	Bill
	3 Month CAD Bank	Pay	3.30%	06/19/2024		1,200	65			33
	Bill
	3 Month LIBOR	Receive	3.25%	06/18/2029		$5,000	(161)			(235)
	3 Month LIBOR	Pay	1.50%	03/18/2016	124,050		1,123			309
	3 Month LIBOR	Receive	2.00%	06/18/2019		400	(7)			(5)
	3 Month LIBOR	Receive	3.50%	12/18/2043		1,300	(54)			(107)
Total							$970	$		7

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive					Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration					Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount Paid/(Received) Value			Appreciation/(Depreciation)
Call - 7 Year Interest JP Morgan Chase		3 Month	Receive 2.00%			08/05/2014	$6,200	$12	$35	$23
Rate Swap		LIBOR
Put - 30 Year Interest Bank of America NA		3 Month	Receive 4.21%			04/25/2016	6,100	244	215	(29)
Rate Swap		LIBOR
Put - 30 Year Interest Bank of America NA		3 Month	Receive 3.95%			05/11/2015	6,100	147	124	(23)
Rate Swap		LIBOR
Put - 30 Year Interest Bank of America NA		3 Month	Receive 4.13%			10/16/2015	500	42	12	(30)
Rate Swap		LIBOR
Put - 30 Year Interest Deutsche Bank AG		3 Month	Receive 3.85%			03/04/2015	2,000	99	36	(63)
Rate Swap		LIBOR
Put - 30 Year Interest Goldman Sachs & Co		3 Month	Receive 4.13%			10/16/2015	500	43	13	(30)
Rate Swap		LIBOR
Put - 30 Year Interest JP Morgan Chase		3 Month	Receive 3.85%			03/04/2015	4,000	190	72	(118)
Rate Swap		LIBOR
Total								$777	$507	$(270)

			Pay/
			Receive					Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration					Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date		Amount Paid/(Received) Value			Appreciation/(Depreciation)
Call - 10 Year Interest Bank of America NA		3 Month	Receive 2.70%			07/16/2014	$6,100	$(23)	$(81) $	(58)
Rate Swap		LIBOR
Call - 10 Year Interest Deutsche Bank AG		3 Month	Receive 2.70%			07/16/2014	6,100	(21)	(82)	(61)
Rate Swap		LIBOR
Call - 10 Year Interest Goldman Sachs & Co		3 Month	Receive 2.70%			07/16/2014	6,100	(21)	(81)	(60)
Rate Swap		LIBOR

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Interest Rate Swaptions (continued)

			Pay/
			Receive			Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration				Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount Paid/(Received) Value Appreciation/(Depreciation)
Put - 10 Year Interest Bank of America NA		3 Month	Receive	3.60%	05/11/2015	$13,700		$(146)	$(118	) $	28
Rate Swap		LIBOR
Put - 10 Year Interest Bank of America NA		3 Month	Receive	3.15%	07/16/2014	6,100		(23)		(1)	22
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	3.15%	07/16/2014	6,100		(29)		(1)	28
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	3.39%	03/04/2015	4,200		(99)	(35)		64
Rate Swap		LIBOR
Put - 10 Year Interest Goldman Sachs & Co		3 Month	Receive	3.15%	07/16/2014	6,100		(27)		(2)	25
Rate Swap		LIBOR
Put - 10 Year Interest JP Morgan Chase		3 Month	Receive	3.40%	03/04/2015	4,200		(97)	(35)		62
Rate Swap		LIBOR
Put - 10 Year Interest JP Morgan Chase		3 Month	Receive	3.39%	03/04/2015	4,200		(91)	(35)		56
Rate Swap		LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	3.00%	10/16/2015	2,000		(54)	(21)		33
Rate Swap		LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	4.00%	04/25/2016	24,200		(244)	(171)		73
Rate Swap		LIBOR
Put - 5 Year Interest	BNP Paribas	3 Month	Receive	2.20%	07/28/2014	4,100		(11)		(2)	9
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	3.00%	10/16/2015	1,900		(51)	(19)		32
Rate Swap		LIBOR
Total								$(937)	$(684	) $	253

Amounts in thousands

Options

						Upfront Premiums					Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date				Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - General Motors Co		$35 .00	06/23/2014		1,450	$293	$		47		$(246)
Call - iShares Russell 2000 ETF		$118 .00	08/18/2014		170	38			19		(19)
Call - Mylan Inc/PA		$50 .00	07/21/2014		158	64			37		(27)
Call - SPDR S&P 500 ETF Trust		$193 .00	07/21/2014		115	20			26		6
Call - SPDR S&P 500 ETF Trust		$188 .00	07/21/2014		122	40			69		29
Call - SPDR S&P 500 ETF Trust		$191 .00	06/23/2014		130	21			34		13
Call - Utilities Select Sector SPDR Fund		$41 .00	06/23/2014		752	44			10		(34)
Put - iShares 20+ Year Treasury Bond		$113 .00	07/21/2014		720	86			105		19
ETF
Put - iShares MSCI Emerging Markets		$40 .00	06/23/2014		657	39			9		(30)
ETF
Put - S&P 500 Index		$1,875 .00	06/02/2014		39	39			—		(39)
Put - S&P 500 Index		$1,675 .00	06/22/2015		875	6,355			4,686		(1,669)
Put - S&P 500 Index		$1,350 .00	06/23/2014		825	5,061			1		(5,060)
Total						$12,100			$5,043		$(7,057)

						Upfront Premiums					Unrealized
Written Options Outstanding	Exercise Price Expiration Date				Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - S&P 500 Index		$1,850 .00	06/23/2014		415	$(964	) $		(3,095)		$(2,131)
Call - Allergan Inc		$155 .00	09/22/2014		2	(3)			(4)		(1)
Call - Allergan Inc		$160 .00	06/23/2014		2	(1)			(1)		—
Call - Allergan Inc		$165 .00	07/21/2014		2	(2)			(2)		—
Call - Allergan Inc		$160 .00	07/21/2014		2	(2)			(2)		—
Call - Allergan Inc		$155 .00	07/21/2014		2	(3)			(3)		—
Call - Allergan Inc		$155 .00	06/23/2014		2	(3)			(3)		—
Call - Allergan Inc		$160 .00	09/22/2014		2	(2)			(2)		—
Call - FNMA TBA 4.0% AUG 30 YR		$106 .09	08/12/2044		8,800,000	(16)			(26)		(10)
Call - Sirius XM Holdings Inc		$3.50	06/23/2014		107	(5)			(1)		4
Call - Time Warner Cable Inc		$130 .00	01/20/2015		2	(2)			(3)		(1)
Call - Zale Corp		$22 .50	06/23/2014		11	—			—		—
Put - iShares 20+ Year Treasury Bond		$110 .00	07/21/2014		720	(27)			(48)		(21)
ETF
Put - S&P 500 Index		$1,825 .00	06/02/2014		39	(10)			—		10
Put - S&P 500 Index		$1,550 .00	06/22/2015		740	(3,476)			(2,484)		992
Put - USD versus JPY		$99 .00	06/12/2014		400,000	(3)			—		3
Put - USD versus JPY		$98 .50	06/12/2014		500,000	(4)			—		4
Put - USD versus JPY		$100 .00	06/12/2014		800,000	(2)			—		2
Put - USD versus JPY		$100 .00	06/12/2014		2,000,000	(6)			(1)		5

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Options (continued)

						Upfront Premiums						Unrealized
Written Options Outstanding		Exercise Price Expiration Date			Contracts	Paid/(Received)		Fair Value Appreciation/(Depreciation)
Total					$		(4,531)	$(5,675			) $	(1,144)

Amounts in thousands except contracts

Credit Default Swaptions

Written							Upfront
Swaptions	Counterparty		Buy/Sell Exercise Expiration			Notional	Premiums			Fair		Unrealized
Outstanding	(Issuer)	Reference Entity	Protection Rate		Date	Amount Paid/(Received) Value Appreciation/(Depreciation)
Call - 5 Year	BNP Paribas	CDX. ITRAXX.MAIN21.5Y	Sell	0.65%	06/18/2014	EUR	14,300	$(12	) $	(17	) $	(5)
Credit Default
Swap
Call - 5 Year	BNP Paribas	CDX. ITRAXX.MAIN21.5Y	Sell	0.70%	06/18/2014		22,900	(22)		(74)		(52)
Credit Default
Swap
Put - 5 Year	Bank of America CDX. ITRAXX.MAIN20.5Y		Sell	0.90%	06/19/2014		2,900	(10)		–		10
Credit Default	NA
Swap
Put - 5 Year	BNP Paribas	CDX. ITRAXX.MAIN20.5Y	Sell	0.90%	06/19/2014		4,200	(11)		–		11
Credit Default
Swap
Put - 5 Year	BNP Paribas	CDX. ITRAXX.MAIN21.5Y	Sell	0.90%	06/18/2014		5,200	(8)		–		8
Credit Default
Swap
Put - 5 Year	BNP Paribas	CDX. IG.22 5Y	Sell	0.75%	09/17/2014		$10,000	(25)		(16)		9
Credit Default
Swap
Put - 5 Year	BNP Paribas	CDX. ITRAXX.MAIN21.5Y	Sell	1.10%	09/17/2014	EUR	17,600	(61)		(13)		48
Credit Default
Swap
Put - 5 Year	Deutsche Bank	CDX. ITRAXX.MAIN20.5Y	Sell	0.90%	06/19/2014		4,300	(14)		–		14
Credit Default	AG
Swap
Put - 5 Year	Goldman Sachs	CDX. ITRAXX.MAIN21.5Y	Sell	0.95%	09/17/2014		10,100	(31)		(14)		17
Credit Default	& Co
Swap
Put - 5 Year	Goldman Sachs	CDX. ITRAXX.MAIN20.5Y	Sell	0.90%	06/18/2014		13,700	(35)		–		35
Credit Default	& Co
Swap
Put - 5 Year	Goldman Sachs	CDX. ITRAXX.MAIN21.5Y	Sell	0.80%	09/17/2014		14,500	(45)		(40)		5
Credit Default	& Co
Swap
Put - 5 Year	Goldman Sachs	CDX. ITRAXX.MAIN21.5Y	Sell	1.10%	09/17/2014		5,900	(21)		(5)		16
Credit Default	& Co
Swap
Put - 5 Year	Goldman Sachs	CDX. ITRAXX.MAIN21.5Y	Sell	1.00%	06/18/2014		3,000	(8)		–		8
Credit Default	& Co
Swap
Put - 5 Year	JP Morgan	CDX. ITRAXX.MAIN21.5Y	Sell	1.10%	09/17/2014		5,900	(22)		(5)		17
Credit Default	Chase
Swap
Put - 5 Year	JP Morgan	CDX. ITRAXX.MAIN20.5Y	Sell	0.90%	06/18/2014		2,250	(5)		–		5
Credit Default	Chase
Swap
Put - 5 Year	JP Morgan	CDX. IG.22 5Y	Sell	1.00%	09/17/2014		$6,700	(14)		(3)		11
Credit Default	Chase
Swap
Put - 5 Year	JP Morgan	CDX. IG.22 5Y	Sell	0.85%	09/17/2014		6,100	(17)		(6)		11
Credit Default	Chase
Swap
Put - 5 Year	JP Morgan	CDX. IG.22 5Y	Sell	0.70%	07/16/2014		4,000	(11)		(3)		8
Credit Default	Chase
Swap
Put - 5 Year	JP Morgan	CDX. ITRAXX.MAIN20.5Y	Sell	1.20%	06/19/2014	EUR	15,000	(49)		–		49
Credit Default	Chase
Swap
Put - 5 Year	JP Morgan	CDX. ITRAXX.MAIN21.5Y	Sell	0.90%	06/18/2014		15,000	(44)		–		44
Credit Default	Chase
Swap

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Credit Default Swaptions (continued)

Written							Upfront
Swaptions	Counterparty		Buy/Sell Exercise Expiration			Notional	Premiums	Fair	Unrealized
Outstanding	(Issuer)	Reference Entity	Protection Rate		Date	Amount Paid/(Received) Value			Appreciation/(Depreciation)
Put - 5 Year	JP Morgan	CDX. IG.22 5Y	Sell	0.80%	07/16/2014	$6,000	$(10)	$(2)	$8
Credit Default	Chase
Swap
Put - 5 Year	JP Morgan	CDX. IG.22 5Y	Sell	0.90%	07/16/2014	9,900	(16)	(1)	15
Credit Default	Chase
Swap
Total							$(491)	$(199)	$292

Amounts in thousands

Purchased Forward Volatility Agreements

						Upfront
						Premiums			Unrealized
Description		Counterparty (Issuer)	Expiration Date Contracts Paid/(Received)				Fair Value		Appreciation/(Depreciation)
Call & Put - USD Swaption Straddle on Goldman Sachs & Co			10/27/2014		800,000	$91	$	91	$—
the 30 Year Swap Rate, 1 Year Forward,
Strike determined on 10/24/2014
Total						$91	$	91	$—

Amounts in thousands except contracts

Synthetic Futures

									Unrealized
Counterparty (Issuer)		Reference Entity				Expiration Date	Notional Value		Appreciation/(Depreciation)
Bank of America NA		Canada 10 Year Bond Future; September 2014				09/30/2014		$2,855	$19
Bank of America NA		Euro 30 Year Bond Future; June 2014				06/06/2014		712	25
Bank of America NA		Euro Bund 10 Year Bund Future; June 2014				06/06/2014		12,100	200
Bank of America NA		Euro-Bobl 5 Year Future; June 2014				06/06/2014		6,551	74
Bank of America NA		Euro-Schatz 2 Year Future; June 2014				06/06/2014		4,827	—
Bank of America NA		Tel Aviv 25 Index Future; June 2014				06/27/2014		324	(3)
Bank of America NA		UK 10 Year Gilt Future; September 2014				09/30/2014		(6,276)	(53)
Bank of America NA		US 10 Year Note Future; September 2014				09/30/2014		19,379	75
Bank of America NA		US 2 Year Note Future; September 2014				10/03/2014		5,712	2
Bank of America NA		US 5 Year Note; September 2014				10/03/2014		360	—
Bank of America NA		US Long Bond Future; September 2014				09/30/2014		547	3
Bank of America NA		WIG 20 Index Future; June 2014				06/20/2014		118	1
Morgan Stanley & Co		Bovespa Index Future; June 2014				06/20/2014		(355)	6
Morgan Stanley & Co		Hang Seng Index; June 2014				06/30/2014		64	1
Morgan Stanley & Co		MSCI Taiwan Index; June 2014				06/30/2014		454	—
Morgan Stanley & Co		Swiss Market Index Future; June 2014				06/20/2014		(10,054)	(628)
Morgan Stanley & Co		Taiwan TAIEX Index Future; June 2014				06/18/2014		410	12
Total									$(266)

Amounts in thousands

Total Return Equity Basket Swaps

									Unrealized
Counterparty		Fund Pays	Fund Receives		Expiration Date		Fair Value		Appreciation/(Depreciation)
Bank of America NA		Floating rate based on the	Total return on a custom basket of			08/15/2019		$(73) $	(5)
		Federal Funds Rate	long and short securities traded in
		plus/less spread	USD
Deutsche Bank AG		Floating rate based on 1	Total return on a custom basket of			04/20/2015		422	5
		month LIBOR plus/less	long and short securities traded in
		spread	USD
Deutsche Bank AG		Floating rate based on 1	Total return on a custom basket of			01/20/2015	1,263		120
		month LIBOR plus/less	long and short securities traded in
		spread	GBP
Deutsche Bank AG		Floating rate based on 1	Total return on a custom basket of			09/20/2014		613	566
		week EUR LIBOR	long and short French securities
		plus/less spread
Deutsche Bank AG		Floating rate based on the	Total return on a custom basket of			02/20/2015	3,268		96
		Overnight RBA Cash Rate	long and short securities traded in
		plus/less spread	AUD

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Total Return Equity Basket Swaps (continued)

							Unrealized
Counterparty	Fund Pays		Fund Receives	Expiration Date	Fair Value		Appreciation/(Depreciation)
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015	$4,496		$(35)
	month LIBOR plus/less	long and short securities traded in
	spread		GBP
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015	7,898		542
	month LIBOR plus/less	long and short securities traded in JPY
	spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015	(9,042)		34
	month LIBOR plus/less	long and short securities traded in
	spread		USD
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of		08/07/2015	(12,862)		(361)
	month Euribor plus/less	long and short securities traded in
	spread		EUR
Total					$(4,017	) $	962

Amounts in thousands

Amounts in thousands

Reverse Repurchase Agreements

Counterparty		Coupon Rate	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC		(0.10%)	6/12/2014	2,242			(2,243)
Barclays Bank PLC		(0.10%)	7/24/2014	6,409			(6,409)
Barclays Bank PLC		(0.10%)	7/24/2014	5,421			(5,421)
Barclays Bank PLC		(0.10%)	6/12/2014	6,142			(6,143)
Barclays Bank PLC		(0.10%)	6/12/2014	1,365			(1,365)
Barclays Bank PLC		(0.10%)	6/12/2014	1,950			(1,950)
Barclays Bank PLC		(0.10%)	6/12/2014	1,365			(1,365)
Total							$(24,896)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (20.95)%	Shares	Value (000 's)	COMMON STOCKS (continued)	Shares	Value (000 's)

Advertising - (0.15)%			Banks - (0.80)%
DKSH Holding AG	186	$15	Aozora Bank Ltd	24,000	$74
Lamar Advertising Co	32,570	1,607	Banco Bilbao Vizcaya Argentaria SA	20,312	261
Publicis Groupe SA	7,193	621	Banco de Sabadell SA	80,432	266
		$2,243	Banco Popular Espanol SA	33,451	236
			Banco Santander SA	128	1
Aerospace & Defense - (0.22)%			Bank of America Corp	600	9
B/E Aerospace Inc (a)	17,047	1,649
Finmeccanica SpA (a)	34,996	288	Bank of Hawaii Corp	800	45
			Bank of New York Mellon Corp/The	2,100	73
General Dynamics Corp	100	12	Bankia SA (a)	27,003	55
L-3 Communications Holdings Inc	822	100	CIT Group Inc	400	18
Lockheed Martin Corp	400	65	Citigroup Inc	1,200	57
MTU Aero Engines AG	355	33	City National Corp/CA	500	36
Rockwell Collins Inc	4,500	356	Comerica Inc	9,500	456
Spirit AeroSystems Holdings Inc (a)	3,500	114
			Commerzbank AG (a)	9,789	156
TransDigm Group Inc	1,200	226	Credit Suisse Group AG (a)	15,180	451
Triumph Group Inc	5,461	378	Cullen/Frost Bankers Inc	1,300	97
United Technologies Corp	99	12	Deutsche Bank AG	4,360	176
		$3,233	Fifth Third Bancorp	23,010	476
Agriculture - (0.12)%			First BanCorp/Puerto Rico (a)	16,050	78
Lorillard Inc	22,200	1,380	First Horizon National Corp	25,200	289
Philip Morris International Inc	3,699	328	FirstMerit Corp	3,501	65
Reynolds American Inc	230	14	Hancock Holding Co	2,700	91
Universal Corp/VA	400	21	KBC Groep NV (a)	463	28
		$1,743	M&T Bank Corp	23,499	2,852
			MB Financial Inc	1,864	50
Airlines - (0.11)%			PacWest Bancorp	31,905	1,290
Delta Air Lines Inc	21,830	871	Prosperity Bancshares Inc	600	35
JetBlue Airways Corp (a)	70,269	679	Regions Financial Corp	66,555	678
United Continental Holdings Inc (a)	4,000	178	Shinsei Bank Ltd	34,000	71
		$1,728	Shizuoka Bank Ltd/The	4,000	38
			Signature Bank/New York NY (a)	299	35
Apparel - (0.25)%			Sumitomo Mitsui Trust Holdings Inc	24,000	97

Adidas AG	473	51	SVB Financial Group (a)	2,400	253
Asics Corp	9,919	215
Deckers Outdoor Corp (a)	1,800	139	Svenska Handelsbanken AB	3,698	188
Nike Inc	12,581	967	Synovus Financial Corp	24,086	555
Tod's SpA	677	92	TCF Financial Corp	16,500	262
			UBS AG (a)	9,890	199
Under Armour Inc (a)	27,920	1,418
VF Corp	14,240	897	Umpqua Holdings Corp	19,069	316
		$3,779	UniCredit SpA	4,685	41
			US Bancorp/MN	900	38
Automobile Manufacturers - (0.30)%			Valley National Bancorp	11,700	113
Bayerische Motoren Werke AG	3,095	389	Webster Financial Corp	1,700	51
Daimler AG	4,036	383	Westamerica Bancorporation	9,154	448
Fiat SpA (a)	9,193	96	Zions Bancorporation	36,130	1,033
Ford Motor Co	33,100	544			$12,137
General Motors Co	5,000	173
Honda Motor Co Ltd	4,800	169	Beverages - (0.13)%
Mazda Motor Corp	29,000	126	Anheuser-Busch InBev NV	1,425	156
Mitsubishi Motors Corp	873	9	Coca-Cola Co/The	7,400	303
			Constellation Brands Inc (a)	8,256	694
Navistar International Corp (a)	25,700	881
Nissan Motor Co Ltd	51,900	468	Davide Campari-Milano SpA	898	8
Tesla Motors Inc (a)	2,479	515	Heineken NV	1,172	83
Toyota Motor Corp	5,400	306	Keurig Green Mountain Inc	3,305	373
			Monster Beverage Corp (a)	3,100	215
Volvo AB - B Shares	29,893	435
		$4,494	PepsiCo Inc	800	70
					$1,902
Automobile Parts & Equipment - (0.15)%			Biotechnology - (0.68)%

BorgWarner Inc	17,278	1,086	Acorda TherapeuticsInc (a)	6,440	212
NGK Insulators Ltd	14,000	292	Alexion Pharmaceuticals Inc (a)	4,010	667
NOK Corp	3,500	65	BioMarin Pharmaceutical Inc (a)	8,800	510
Nokian Renkaat OYJ	11,033	468	Cambrex Corp (a)	530	11
Pirelli & C. SpA	4,935	83	Cubist Pharmaceuticals Inc (a)	10,210	680
Sumitomo Rubber Industries Ltd	5,100	76	Exelixis Inc (a)	13,929	46
Toyoda Gosei Co Ltd	800	16	Gilead Sciences Inc (a)	8,495	690
Toyota Industries Corp	3,600	168	Illumina Inc (a)	1,200	190
		$2,254	Incyte Corp Ltd (a)	6,000	297

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Biotechnology (continued)					Chemicals (continued)
Ligand Pharmaceuticals Inc (a)	3,830		$255		Teijin Ltd	22,000		$50
Medicines Co/The (a)	25,480		711		Tokai Carbon Co Ltd	27,000		76
Medivation Inc (a)	900		66		Tokuyama Corp	963		3
Momenta Pharmaceuticals Inc (a)	89,373		1,107		Ube Industries Ltd/Japan	20,000		33
Regeneron Pharmaceuticals Inc (a)	10,602		3,254		Wacker Chemie AG	1,240		147
Repligen Corp (a)	240		5					$9,847
Takara Bio Inc	1,200		16
Theravance Inc (a)	24,339		697		Coal - (0.13)%
					Alpha Natural Resources Inc (a)	57,425		194
Vertex Pharmaceuticals Inc (a)	11,580		837
			$10,251		Arch Coal Inc	129,600		462
					Cloud Peak Energy Inc (a)	11,840		219
Building Materials - (0.34)%					Consol Energy Inc	23,500		1,038
Asahi Glass Co Ltd	36,000		201		Peabody Energy Corp	5,900		95
Cemex SAB de CV ADR(a)	80,244		1,033					$2,008
Daikin Industries Ltd	5,700		342
Eagle Materials Inc	2,670		232		Commercial Services - (0.73)%
Fortune Brands Home & Security Inc	4,914		196		Abertis Infraestructuras SA	6,952		152
Geberit AG	220		73		ADT Corp/The	10,600		341
					Alliance Data Systems Corp (a)	2,200		563
Holcim Ltd (a)	4,612		405
					American Public Education Inc (a)	3,470		123
LIXIL Group Corp	16,100		419
Louisiana-Pacific Corp (a)	19,438		276		Atlantia SpA	6,147		171
					Avis Budget Group Inc (a)	44,262		2,533
Martin Marietta Materials Inc	7,365		905
Owens Corning Inc	11,900		488		Benesse Holdings Inc	300		12
PGT Inc (a)	13,250		114		Cintas Corp	8,250		512
Rinnai Corp	1,100		97		Deluxe Corp	1,500		84
Taiheiyo Cement Corp	53,077		201		DeVry Education Group Inc	5,200		220
					FTI Consulting Inc (a)	6,600		213
Vulcan Materials Co	400		24		Gartner Inc (a)	12,580		894
			$5,006		Global Payments Inc	4,500		309
Chemicals - (0.66)%					Hertz Global Holdings Inc (a)	1,100		33
Air Products & Chemicals Inc	1,000		120		HMS Holdings Corp (a)	6,200		117
Airgas Inc	100		10		Iron Mountain Inc	41,435		1,290
Albemarle Corp	1,100		76		Leidos Holdings Inc	675		26
American Vanguard Corp	10,814		165		Live Nation Entertainment Inc (a)	1,384		33
Ashland Inc	100		10		Monster Worldwide Inc (a)	34,600		196
BASF SE	3,670		423		Moody's Corp	8,013		686
Clariant AG (a)	11,313		234		Quanta Services Inc (a)	23,470		797
Dow Chemical Co/The	3,000		156		Randstad Holding NV	240		14
Eastman Chemical Co	3,476		307		Rent-A-Center Inc/TX	5,400		151
Ecolab Inc	5,180		566		SGS SA	19		48
EI du Pont de Nemours & Co	4,100		284		Sotheby's	7,367		291
EMS-Chemie Holding AG	57		21		Strayer Education Inc (a)	700		38
FMC Corp	1,380		106		United Rentals Inc (a)	3,000		303
Givaudan SA (a)	14		23		Vantiv Inc (a)	2,200		68
Intrepid Potash Inc (a)	54,200		878		Western Union Co/The	51,700		836
K+S AG	15,835		551		Wirecard AG	462		20
Kansai Paint Co Ltd	8,000		126					$11,074
Kuraray Co Ltd	6,300		76
LANXESS AG	3,541		252		Computers - (0.26)%
					3D Systems Corp (a)	2,100		106
Linde AG	310		65
LyondellBasell Industries NV	11,696		1,164		Apple Inc	900		570
					Cadence Design Systems Inc (a)	6,900		115
Mitsubishi Gas Chemical Co Inc	34,000		200		Cognizant Technology Solutions Corp (a)	1,000		49
Mitsui Chemicals Inc	117,122		293
Monsanto Co	820		100		Diebold Inc	3,100		116
Mosaic Co/The	10,200		510		EMC Corp/MA	5,200		138
					iGate Corp (a)	2,420		84
NewMarket Corp	100		39		IHS Inc (a)	1,700		214
Nitto Denko Corp	3,400		158
Novozymes A/S	11,257		552		Indra Sistemas SA	2,156		39
Olin Corp	2,600		71		International Business Machines Corp	500		92
PPG Industries Inc	2,050		413		Itochu Techno-Solutions Corp	2,200		91
Praxair Inc	5,910		782		Lexmark International Inc	400		17
Sherwin-Williams Co/The	330		68		Mentor Graphics Corp	900		19
					MICROS Systems Inc (a)	3,800		203
Sigma-Aldrich Corp	599		59
Sumitomo Chemical Co Ltd	30,033		112		NTT Data Corp	900		33
					Riverbed Technology Inc (a)	19,722		401
Symrise AG	64		3
Syngenta AG	691		266		SanDisk Corp	4,653		450
Taiyo Nippon Sanso Corp	33,935		299		Seagate Technology PLC	5,360		288

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Computers (continued)					Electric (continued)
Stratasys Ltd (a)	5,000		$465		FirstEnergy Corp	6,400		$216
TDK Corp	1,200		51		Great Plains Energy Inc	1,900		48
Teradata Corp (a)	10,100		424		Hokkaido Electric Power Co Inc (a)	19,646		144
			$3,965		Hokuriku Electric Power Co	1,100		14
					Integrys Energy Group Inc	200		12
Consumer Products - (0.07)%					ITC Holdings Corp	1,300		47
Church & Dwight Co Inc	5,540		384		Kyushu Electric Power Co Inc	16,600		183
Clorox Co/The	2,720		244		NextEra Energy Inc	4,806		468
Husqvarna AB	35,625		279		Northeast Utilities	2,900		132
Scotts Miracle-Gro Co/The	1,100		66		NRG Energy Inc	12,800		456
			$973		NRG Yield Inc	6,839		321
Cosmetics & Personal Care - (0.05)%					OGE Energy Corp	10,104		371
Avon Products Inc	20,499		293		PPL Corp	35,610		1,250
Beiersdorf AG	130		13		Public Service Enterprise Group Inc	200		8
Colgate-Palmolive Co	840		57		Red Electrica Corp SA	1,197		103
Estee Lauder Cos Inc/The	3,532		271		RWE AG	9,477		381
Oriflame Cosmetics SA	400		10		SCANA Corp	21,610		1,123
Unicharm Corp	2,200		134		Shikoku Electric Power Co Inc	30,493		394
			$778		Southern Co/The	5,700		250
					TECO Energy Inc	3,200		55
Distribution & Wholesale - (0.22)%					Tohoku Electric Power Co Inc	1,300		14
Fastenal Co	23,040		1,123		Westar Energy Inc	2,600		94
LKQ Corp (a)	6,720		186					$8,120
Mitsui & Co Ltd	4,700		72
Owens & Minor Inc	1,200		42		Electrical Components & Equipment - (0.21)%
Watsco Inc	1,100		111		Acuity Brands Inc	499		63
WESCO International Inc (a)	2,900		248		AMETEK Inc	700		37
WW Grainger Inc	6,282		1,623		Emerson Electric Co	700		47
			$3,405		Energizer Holdings Inc	2,608		303
					Furukawa Electric Co Ltd	78,000		162
Diversified Financial Services - (0.52)%					General Cable Corp	6,667		170
Acom Co Ltd (a)	63,650		245		GrafTech International Ltd (a)	9,199		96
AEON Financial Service Co Ltd	16,400		414		GS Yuasa Corp	79,355		455
Air Lease Corp	1,000		41		Hitachi Ltd	43,000		291
American Express Co	1,200		110		Hubbell Inc	3,470		406
BlackRock Inc	836		255		Nidec Corp	11,400		664
Charles Schwab Corp/The	70,831		1,785		SunPower Corp (a)	15,446		515
Credit Saison Co Ltd	4,391		80					$3,209
Deutsche Boerse AG	102		8
Federated Investors Inc	7,800		220		Electronics - (0.45)%
Franklin Resources Inc	2,097		116		Advantest Corp	42,891		488
GAM Holding AG (a)	1,247		23		Amphenol Corp	7,019		672
Greenhill & Co Inc	13,976		695		Dainippon Screen Manufacturing Co Ltd	8,000		34
Hitachi Capital Corp	4,000		97		FLIR Systems Inc	13,000		454
Janus Capital Group Inc	12,500		146		Garmin Ltd	1,800		106
Julius Baer Group Ltd (a)	9,045		392		Gentex Corp/MI	8,100		234
Legg Mason Inc	3,815		186		Hamamatsu Photonics KK	700		34
Navient Corp	43,520		687		Ibiden Co Ltd	3,100		57
Ocwen Financial Corp (a)	13,000		456		Kyocera Corp	400		18
SLM Corp	43,520		375		Methode Electronics Inc	6,560		204
Stifel Financial Corp (a)	2,400		109		Mettler-Toledo International Inc (a)	700		172
SWS Group Inc (a)	9,940		71		Minebea Co Ltd	15,263		160
T Rowe Price Group Inc	14,237		1,161		National Instruments Corp	1,100		31
Visa Inc	600		129		Newport Corp (a)	4,360		81
			$7,801		Nippon Electric Glass Co Ltd	34,000		171
					Sensata Technologies Holding NV (a)	3,100		133
Electric - (0.54)%					Toshiba Corp	129,443		534
A2A SpA	32,657		39		Trimble Navigation Ltd (a)	55,300		1,995
Alliant Energy Corp	3,990		233		Tyco International Ltd	14,740		643
Black Hills Corp	2,500		144		Waters Corp (a)	900		90
Calpine Corp (a)	6,800		159		Woodward Inc	3,699		165
Chugoku Electric Power Co Inc/The	6,700		89		Yaskawa Electric Corp	23,600		291
CMS Energy Corp	800		24		Yokogawa Electric Corp	600		7
Dominion Resources Inc/VA	7,942		548					$6,774
Edison International	4,394		242
Electric Power Development Co Ltd	1,400		42
Exelon Corp	14,000		516

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Energy - Alternate Sources - 0.00%					Hand & Machine Tools - (0.25)%
Enel Green Power SpA	7,380		$21		Disco Corp	2,800		$180
					DMG Mori Seiki Co Ltd	16,200		199
					Franklin Electric Co Inc	5,660		217
Engineering & Construction - (0.06)%					Kennametal Inc	3,100		140
Acciona SA	1,997		161		Konecranes OYJ	1,990		64
Aker Solutions ASA	9,746		172
Chicago Bridge & Iron Co NV ADR	1,000		81		Lincoln Electric Holdings Inc	19,686		1,293
Dycom Industries Inc (a)	2,270		68		Makita Corp	4,900		269
					Sandvik AB	28,105		400
Fraport AG Frankfurt Airport Services	2,787		214		Schindler Holding AG - PC	133		20
Worldwide
Obayashi Corp	7,000		47		SMC Corp/Japan	1,500		394
					Snap-on Inc	3,667		430
Obrascon Huarte Lain SA	1,786		78		Stanley Black & Decker Inc	2,900		253
Tecnicas Reunidas SA	1,635		102
YIT OYJ	1,697		18					$3,859
			$941		Healthcare - Products - (0.58)%
					Abaxis Inc	4,860		201
Entertainment - (0.06)%					Alere Inc (a)	3,500		125
Bally Technologies Inc (a)	3,800		224
Dolby Laboratories Inc (a)	3,589		149		Baxter International Inc	1,400		104
DreamWorks Animation SKG Inc (a)	4,000		112		Becton Dickinson and Co	480		57
					Cepheid (a)	7,300		329
Lions Gate Entertainment Corp	11,800		309		Cooper Cos Inc/The	9,054		1,168
Oriental Land Co Ltd/Japan	300		50		Cynosure Inc (a)	11,001		240
Penn National Gaming Inc (a)	2,600		30
					DENTSPLY International Inc	29,080		1,375
Regal Entertainment Group	800		16		Edwards Lifesciences Corp (a)	3,100		252
Six Flags Entertainment Corp	2,500		101		Elekta AB	26,283		340
			$991		Hologic Inc (a)	12,900		315
Environmental Control - (0.03)%					Hospira Inc	6,100		300
Clean Harbors Inc (a)	3,740		229		IDEXX Laboratories Inc (a)	3,660		470
Covanta Holding Corp	5,200		99		Intuitive Surgical Inc (a)	3,630		1,342
Republic Services Inc	1,400		50		Luxottica Group SpA	2,661		152
Stericycle Inc (a)	700		80		Masimo Corp (a)	4,900		121
Waste Connections Inc	800		36		Olympus Corp (a)	2,300		74
Waste Management Inc	100		5		QIAGEN NV (a)	299		7
			$499		Sirona Dental Systems Inc (a)	800		60
					Sonova Holding AG	1,594		244
Food - (0.37)%					St Jude Medical Inc	9,214		598
Barry Callebaut AG (a)	32		43
					Stryker Corp	600		51
Campbell Soup Co	3,600		165		Sysmex Corp	5,000		176
Chr Hansen Holding A/S	184		8		Techne Corp	400		35
ConAgra Foods Inc	700		23		Terumo Corp	10,700		228
Dean Foods Co	5,026		87		Varian Medical Systems Inc (a)	3,400		280
Flowers Foods Inc	31,290		652		Volcano Corp (a)	3,900		68
General Mills Inc	937		52		William Demant Holding A/S (a)	889		80
Hershey Co/The	2,530		246					$8,792
Hormel Foods Corp	9,349		460
ICA Gruppen AB	434		14		Healthcare - Services - (0.33)%
Kellogg Co	2,000		138		Air Methods Corp (a)	5,322		257
Kikkoman Corp	6,000		121		Brookdale Senior Living Inc (a)	36,711		1,221
Marine Harvest ASA	1,536		18		Community Health Systems Inc (a)	1,879		79
McCormick & Co Inc/MD	1,500		108		DaVita HealthCare Partners Inc (a)	500		35
Nestle SA	96		8		Fresenius Medical Care AG & Co KGaA	1,387		92
Nissin Foods Holdings Co Ltd	1,282		62		Healthways Inc (a)	24,500		422
Post Holdings Inc (a)	4,132		207		Humana Inc	1,300		162
Suedzucker AG	3,545		72		Laboratory Corp of America Holdings (a)	3,800		390
SUPERVALU Inc (a)	15,900		119		LifePoint Hospitals Inc (a)	1,500		92
Sysco Corp	4,800		180		Mednax Inc (a)	11,208		646
United Natural Foods Inc (a)	2,200		148		Quest Diagnostics Inc	5,200		311
WhiteWave Foods Co/The (a)	78,400		2,469		Tenet Healthcare Corp (a)	20,665		971
Whole Foods Market Inc	11,844		453		UnitedHealth Group Inc	1,300		103
Yakult Honsha Co Ltd	300		15					$4,781

			$5,868		Holding Companies - Diversified - (0.04)%
Forest Products & Paper - (0.01)%					Leucadia National Corp	21,794		559
Domtar Corp	200		18
International Paper Co	3,300		157		Home Builders - (0.26)%
			$175		DR Horton Inc	14,400		341
					KB Home	7,000		115

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Home Builders (continued)					Internet (continued)
Lennar Corp	32,693		$1,338		Netflix Inc (a)	100		$42
M/I Homes Inc (a)	8,370		191		Nexon Co Ltd	1,000		9
MDC Holdings Inc	1,800		51		Priceline Group Inc/The (a)	100		128
Standard Pacific Corp (a)	25,991		209		Rackspace Hosting Inc (a)	32,810		1,197
Thor Industries Inc	600		36		Rakuten Inc	48,000		625
Toll Brothers Inc (a)	44,180		1,600		Start Today Co Ltd	3,499		88
			$3,881		Trend Micro Inc/Japan	1,100		34
					TripAdvisor Inc (a)	8,100		787
Home Furnishings - (0.10)%					VeriSign Inc (a)	66,621		3,337
iRobot Corp (a)	4,670		165
					Web.com Group Inc (a)	4,171		144
Sharp Corp/Japan (a)	210,763		601
					Yahoo Japan Corp	84,000		389
Sony Corp	21,400		345		Yahoo! Inc (a)	9,940		345
Tempur Sealy International Inc (a)	7,800		429
					Zynga Inc (a)	34,300		118
			$1,540					$14,116

Housewares - 0.00%					Investment Companies - (0.01)%
Toro Co	200		13		Ares Capital Corp	8,333		144
					Prospect Capital Corp	605		6
Insurance - (0.83)%								$150
Aflac Inc	3,300		202
Allianz SE	1,174		199		Iron & Steel - (0.22)%
American Financial Group Inc/OH	31,210		1,822		Allegheny Technologies Inc	13,200		542
American International Group Inc	1,010		55		ArcelorMittal	44,621		679

Arch Capital Group Ltd (a)	2,600		148		Carpenter Technology Corp	1,100		69
Arthur J Gallagher & Co	38,140		1,748		Daido Steel Co Ltd	1,000		5
					Hitachi Metals Ltd	23,000		327
Assicurazioni Generali SpA	12,199		277		Japan Steel Works Ltd/The	13,000		51
Assured Guaranty Ltd	8,200		200
Cincinnati Financial Corp	9,310		456		Kobe Steel Ltd	17,275		24
Dai-ichi Life Insurance Co Ltd/The	5,800		86		Nippon Steel & Sumitomo Metal Corp	29,824		84

eHealth Inc (a)	15,260		562		Nucor Corp	5,600		283
					Reliance Steel & Aluminum Co	8,585		618
Endurance Specialty Holdings Ltd	8,421		436		SSAB AB - A Shares (a)	31,710		304
Fidelity National Financial Inc	7,470		249
Genworth Financial Inc (a)	80,310		1,364		Steel Dynamics Inc	12,890		223
					ThyssenKrupp AG (a)	5,076		153
Hannover Rueck SE	413		37
HCC Insurance Holdings Inc	17,350		815					$3,362
Lincoln National Corp	2,000		96		Leisure Products & Services - (0.25)%
Mapfre SA	22,731		93		Carnival Corp	32,160		1,287
Markel Corp (a)	300		192		Harley-Davidson Inc	2,200		157
MetLife Inc	4,200		214		Life Time Fitness Inc (a)	7,200		383
MGIC Investment Corp (a)	49,374		419		Polaris Industries Inc	9,189		1,185
Progressive Corp/The	16,300		408		Sega Sammy Holdings Inc	900		17
Radian Group Inc	79,580		1,147		Shimano Inc	1,100		114
Reinsurance Group of America Inc	8,550		668		Yamaha Motor Co Ltd	29,796		471
Sony Financial Holdings Inc	2,400		40					$3,614
StanCorp Financial Group Inc	900		54
Storebrand ASA (a)	13,772		82		Lodging - (0.16)%
					Hyatt Hotels Corp (a)	1,300		79
T&D Holdings Inc	1,600		21
Tokio Marine Holdings Inc	5,500		175		Las Vegas Sands Corp	4,651		356
Validus Holdings Ltd	55		2		Marriott International Inc/DE	4,800		296
					MGM Resorts International (a)	37,466		964
WR Berkley Corp	999		45
Zurich Insurance Group AG (a)	498		150		Wynn Resorts Ltd	2,790		600
			$12,462					$2,295

Internet - (0.94)%					Machinery - Construction & Mining - (0.17)%
AOL Inc (a)	7,500		272		Atlas Copco AB - A Shares	8,959		263
Conversant Inc (a)	1,400		33		Caterpillar Inc	6,099		624
Dena Co Ltd	6,500		85		Hitachi Construction Machinery Co Ltd	18,453		343
eBay Inc (a)	5,918		300		Joy Global Inc	5,500		314
Equinix Inc (a)	20,675		4,109		Komatsu Ltd	43,400		946
Expedia Inc	5,100		374		Terex Corp	3,800		146
F5 Networks Inc (a)	7,400		803					$2,636
Facebook Inc (a)	4,210		267
					Machinery - Diversified - (0.20)%
Gree Inc	800		7		Amada Co Ltd	8,000		76
HomeAway Inc (a)	9,100		280
					Babcock & Wilcox Co/The	1,800		58
Kakaku.com Inc	136		2		CNH Industrial NV	10,273		112
LinkedIn Corp (a)	1,300		208
					Deere & Co	1,100		100
M3 Inc	8,500		133		FANUC Corp	200		34

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Machinery - Diversified (continued)					Miscellaneous Manufacturing (continued)
Flowserve Corp	900		$66		General Electric Co	2,000		$54
FLSmidth & Co A/S	7,715		453		Hexcel Corp (a)	4,600		189
Hexagon AB	10,603		333		Illinois Tool Works Inc	399		34
IDEX Corp	800		61		Leggett & Platt Inc	4,300		146
Intevac Inc (a)	12,110		89		Lydall Inc (a)	4,420		122
Kawasaki Heavy Industries Ltd	60,000		227		Myers Industries Inc	13,010		276
Kone OYJ	1,833		76		Nikon Corp	21,152		337
Kubota Corp	29,000		399		Siemens AG	1,440		191
MAN SE	2,648		331		Textron Inc	14,982		588
Manitowoc Co Inc/The	2,907		79		Trinity Industries Inc	1,100		95
Nabtesco Corp	13,574		295					$4,335
Roper Industries Inc	1,200		170
Xylem Inc/NY	3,400		127		Office & Business Equipment - (0.06)%
			$3,086		Canon Inc	1,600		53
					Pitney Bowes Inc	20,700		572
Media - (0.65)%					Ricoh Co Ltd	16,000		196
AMC Networks Inc (a)	1,600		99					$821
Axel Springer SE	401		26
Cablevision Systems Corp	12,600		222		Oil & Gas - (1.15)%
CBS Corp	7,305		435		Apache Corp	100		9
					Atwood Oceanics Inc (a)	4,600		227
Charter Communications Inc (a)	3,700		530
					Bill Barrett Corp (a)	9,800		245
Comcast Corp - Class A	68,624		3,582
Discovery Communications Inc - A Shares (a)	3,400		262		Cabot Oil & Gas Corp	74,246		2,691
					Cheniere Energy Inc (a)	12,700		865
FactSet Research Systems Inc	600		64
Liberty Global PLC - A Shares (a)	26,933		1,212		Chesapeake Energy Corp	13,500		388
Liberty Global PLC - C Shares (a)	20,072		859		Comstock Resources Inc	1,920		52
					Concho Resources Inc (a)	3,400		448
Liberty Media Corp (a)	141		18
Mediaset Espana Comunicacion SA (a)	19,668		227		CVR Energy Inc	9,382		441
Mediaset SpA (a)	35,547		176		Denbury Resources Inc	8,700		147
Modern Times Group AB	1,845		87		Energy XXI Bermuda Ltd	16,024		344
Nielsen NV	11,760		567		Ensco PLC	7,200		379
Scripps Networks Interactive Inc	1,299		99		EQT Corp	1,200		128
					Gulfport Energy Corp (a)	28,196		1,735
Sirius XM Holdings Inc (a)	150,500		494
Sky Deutschland AG (a)	20,421		191		Helmerich & Payne Inc	15,855		1,743
Time Warner Cable Inc	600		85		HollyFrontier Corp	4,020		198
Twenty-First Century Fox Inc - A Shares	18,230		646		Inpex Corp	7,400		107
			$9,881		JX Holdings Inc	26,900		141
					Laredo Petroleum Inc (a)	2,000		55
Metal Fabrication & Hardware - (0.09)%					Noble Corp PLC	8,100		255
Assa Abloy AB	5,070		256		Oasis Petroleum Inc (a)	7,600		376
Nachi-Fujikoshi Corp	40,000		257		Pioneer Natural Resources Co	7,450		1,566
NTN Corp	43,420		173		QEP Resources Inc	6,000		192
Precision Castparts Corp	500		127		Range Resources Corp	15,580		1,448
SKF AB	4,188		107		Rosetta Resources Inc (a)	8,100		382
Tenaris SA	17,775		398		Rowan Cos PLC	6,300		195
			$1,318		Seadrill Ltd	5,100		194
					Seadrill Ltd	7,153		270
Mining - (0.08)%					Southwestern Energy Co (a)	6,200		282
Agnico Eagle Mines Ltd	6,277		191		Swift Energy Co (a)	17,260		187
Alcoa Inc	3,300		45		Tesoro Corp	6,500		365
Boliden AB	143		2		TonenGeneral Sekiyu KK	3,000		29
Compass Minerals International Inc	1,600		149		Transocean Ltd	3,763		159
Freeport-McMoRan Copper & Gold Inc	12,200		415		Ultra Petroleum Corp (a)	27,900		754
Norsk Hydro ASA	20,365		111		WPX Energy Inc (a)	11,140		236
Stillwater Mining Co (a)	7,169		121
Toho Titanium Co Ltd (a)	7,100		48					$17,233
Yamana Gold Inc	22,873		171		Oil & Gas Services - (0.28)%
			$1,253		Cameron International Corp (a)	2,900		185
					CARBO Ceramics Inc	3,300		454
Miscellaneous Manufacturing - (0.28)%					Core Laboratories NV	1,900		304
Alfa Laval AB	3,424		90		Exterran Holdings Inc	3,073		128
AptarGroup Inc	15,974		1,064		Flotek Industries Inc (a)	28,390		806
AZZ Inc	11,256		501		FMC Technologies Inc (a)	6,600		383
CLARCOR Inc	800		47		Fugro NV	12,028		694
Colfax Corp (a)	400		29
					McDermott International Inc (a)	48,714		354
Danaher Corp	700		55		Saipem SpA (a)	407		11
Donaldson Co Inc	9,610		391		SBM Offshore NV (a)	8,669		141
EnPro Industries Inc (a)	1,720		126

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Oil & Gas Services (continued)					REITS (continued)
Schlumberger Ltd	100		$10		Spirit Realty Capital Inc	32,244		$364
Subsea 7 SA	16,160		323		Taubman Centers Inc	10,107		757
TGS Nopec Geophysical Co ASA	4,653		152		UDR Inc	24,200		666
Weatherford International Ltd/Switzerland (a)	8,900		193		Universal Health Realty Income Trust	5,356		232
			$4,138		Ventas Inc	1,830		122

Packaging & Containers - (0.03)%								$14,122
Bemis Co Inc	600		25		Retail - (1.51)%
Rock-Tenn Co	3,240		327		ABC-Mart Inc	3,898		200
Sealed Air Corp	4,875		161		Abercrombie & Fitch Co	11,700		445
Silgan Holdings Inc	300		15		Aeon Co Ltd	200		2
			$528		Aeropostale Inc (a)	31,500		123
					AutoNation Inc (a)	1,700		97
Pharmaceuticals - (0.64)%					Cabela's Inc (a)	16,297		998
Actavis PLC (a)	11,327		2,396
					CarMax Inc (a)	21,846		968
Allergan Inc/United States	200		33		Cash America International Inc	4,900		233
Dainippon Sumitomo Pharma Co Ltd	5,800		64		Cheesecake Factory Inc/The	1,900		87
Eisai Co Ltd	4,700		193		Chipotle Mexican Grill Inc (a)	1,000		547
Eli Lilly & Co	15,580		933		Cie Financiere Richemont SA	1,202		127
Endo International PLC (a)	5,200		367
					Coach Inc	26,700		1,087
Grifols SA	3,146		171		Copart Inc (a)	8,240		293
Hisamitsu Pharmaceutical Co Inc	179		7		Costco Wholesale Corp	2,100		244
Jazz Pharmaceuticals PLC (a)	1,495		212
Mallinckrodt PLC (a)	12,325		958		CST Brands Inc	500		17
					Darden Restaurants Inc	5,599		281
Mead Johnson Nutrition Co	6,959		623		Dick's Sporting Goods Inc	5,200		231
Mylan Inc/PA (a)	10,167		507
					Dollar Tree Inc (a)	11,101		589
Novo Nordisk A/S	461		20		DSW Inc	500		12
Omnicare Inc	796		51		Dufry AG (a)	636		105
Ono Pharmaceutical Co Ltd	3,900		300		Family Dollar Stores Inc	2,600		152
Perrigo Co PLC	1,400		193		Fast Retailing Co Ltd	2,400		798
Pfizer Inc	33,246		985		Foot Locker Inc	7,286		351
Pharmacyclics Inc (a)	2,500		222
PharMerica Corp (a)	5,570		151		Hennes & Mauritz AB	2,794		118
Salix Pharmaceuticals Ltd (a)	5,365		612		Inditex SA	410		59
					JC Penney Co Inc (a)	43,731		393
Stada Arzneimittel AG	2,327		109		Kate Spade & Co (a)	69,520		2,531
Takeda Pharmaceutical Co Ltd	4,000		182		Kohl's Corp	7,100		386
Tsumura & Co	7,500		169		K's Holdings Corp	85		3
Valeant Pharmaceuticals International Inc (a)	341		45
VCA Antech Inc (a)	4,000		135		L Brands Inc	8,630		495
					Lawson Inc	1,100		79
			$9,638		Lululemon Athletica Inc (a)	7,900		353
Pipelines - (0.43)%					Lumber Liquidators Holdings Inc (a)	1,870		145
Kinder Morgan Inc/DE	11,800		394		McDonald's Corp	600		61
ONEOK Inc	15,630		1,008		Men's Wearhouse Inc	7,620		379
Spectra Energy Corp	59,450		2,413		MSC Industrial Direct Co Inc	10,820		995
Williams Cos Inc/The	57,250		2,688		Nitori Holdings Co Ltd	5,200		256
			$6,503		Nordstrom Inc	6,000		409
					Office Depot Inc (a)	63,400		325
Real Estate - (0.04)%					Penske Automotive Group Inc	1,300		61
Forest City Enterprises Inc (a)	28,100		535		PVH Corp	1,300		171
					Ross Stores Inc	6,659		456
					Sally Beauty Holdings Inc (a)	4,000		102
REITS - (0.94)%
American Realty Capital Properties Inc	3,631		45		Salvatore Ferragamo SpA	7,616		232
Annaly Capital Management Inc	554		7		Signet Jewelers Ltd	7,168		761
AvalonBay Communities Inc	10,015		1,421		Stage Stores Inc	3,850		71
Camden Property Trust	2,710		190		Staples Inc	17,100		192
Digital Realty Trust Inc	13,161		757		Starbucks Corp	6,438		471
Duke Realty Corp	55,743		986		Swatch Group AG/The - BR	459		271
EastGroup Properties Inc	5,557		354		Target Corp	6,000		341
Essex Property Trust Inc	5,954		1,077		Tiffany & Co	11,328		1,126
Extra Space Storage Inc	9,030		473		Tractor Supply Co	3,460		225
					Tuesday Morning Corp (a)	12,860		208
Health Care REIT Inc	20,422		1,291		Ulta Salon Cosmetics & Fragrance Inc (a)	1,400		119
Macerich Co/The	13,176		870		Urban Outfitters Inc (a)	6,554		220
National Retail Properties Inc	32,588		1,140
Realty Income Corp	22,866		990		Walgreen Co	16,100		1,158
Ryman Hospitality Properties Inc	12,277		566		Wendy's Co/The	10,500		86
SL Green Realty Corp	16,565		1,814		Williams-Sonoma Inc	8,929		598
					Yamada Denki Co Ltd	213,330		789

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Retail (continued)					Software (continued)
Yum! Brands Inc	1,100		$85		VMware Inc (a)	1,400		$135
			$22,717					$8,063

Savings & Loans - (0.01)%					Storage & Warehousing - (0.01)%
First Niagara Financial Group Inc	3,100		27		Mitsubishi Logistics Corp	10,000		145
New York Community Bancorp Inc	11,600		177

			$204		Telecommunications - (0.50)%
Semiconductors - (1.39)%					8x8 Inc (a)	9,170		69
Advanced Micro Devices Inc (a)	98,042		392		ADTRAN Inc	17,899		402
Aixtron SE (a)	15,704		232		AT&T Inc	28,354		1,006
Altera Corp	2,900		96		CalAmp Corp (a)	26,030		497
Analog Devices Inc	23,200		1,215		CenturyLink Inc	12,000		452
Applied Materials Inc	83,370		1,683		Ciena Corp (a)	35,601		691
ASML Holding NV	5,972		512		Corning Inc	4,817		103
Atmel Corp (a)	6,900		58		Elisa OYJ	3,349		100
Cavium Inc (a)	6,200		304		Finisar Corp (a)	10,500		249
Cohu Inc	1,410		15		Harris Corp	2,070		160
Cree Inc (a)	6,346		305		InterDigital Inc/PA	2,800		106
Cypress Semiconductor Corp (a)	18,400		189		IPG Photonics Corp (a)	3,487		220
Dialog Semiconductor PLC (a)	9,441		292		Juniper Networks Inc (a)	11,155		273
Exar Corp (a)	30,450		331		Knowles Corp (a)	5,800		163
Fairchild Semiconductor International Inc (a)	4,800		70		Leap Wireless International Inc - Rights (a),(b)	7,565		19
Freescale Semiconductor Ltd (a)	3,300		73		Level 3 Communications Inc (a)	700		30
Infineon Technologies AG	43,208		536		Motorola Solutions Inc	1,400		95
Intersil Corp	400		6		NeuStar Inc (a)	3,600		101
KLA-Tencor Corp	15,504		1,016		Plantronics Inc	599		27
Lam Research Corp	6,259		388		RF Micro Devices Inc (a)	77,627		730
Linear Technology Corp	25,961		1,199		SBA Communications Corp (a)	3,800		386
Microchip Technology Inc	45,044		2,144		Sprint Corp (a)	24,200		231
Micron Technology Inc (a)	165,202		4,723		Tele2 AB	1,344		16
Nanometrics Inc (a)	4,590		79		Telecom Italia SpA (a)	145,501		181
Qualcomm Inc	2,800		225		Telefonica SA	10,936		183
Semtech Corp (a)	1,600		42		tw telecom inc (a)	17,770		583
Silicon Laboratories Inc (a)	1,200		54		ViaSat Inc (a)	7,260		394
Skyworks Solutions Inc	800		35		Vodafone Group PLC ADR	1		—
Sumco Corp	14,600		115		Windstream Holdings Inc	1,200		11
SunEdison Inc (a)	183,695		3,617					$7,478
Teradyne Inc	15,400		274
Ultratech Inc (a)	16,720		425		Textiles - (0.04)%
					Mohawk Industries Inc (a)	4,489		609
Veeco Instruments Inc (a)	9,880		329
			$20,974
					Toys, Games & Hobbies - 0.00%
Software - (0.54)%					Sanrio Co Ltd	700		19
ACI Worldwide Inc (a)	1,600		87
Adobe Systems Inc (a)	1,500		97
Amadeus IT Holding SA	330		14		Transportation - (0.25)%
ANSYS Inc (a)	4,938		363		Cargotec Oyj	5,595		233
Capcom Co Ltd	77		1		CH Robinson Worldwide Inc	4,800		287
Cerner Corp (a)	22,842		1,235		CSX Corp	1,200		35
Citrix Systems Inc (a)	3,000		186		Expeditors International of Washington Inc	400		18
CommVault Systems Inc (a)	100		5		Genesee & Wyoming Inc (a)	2,250		219
Concur Technologies Inc (a)	6,500		555		Golar LNG Ltd	4,000		186
Dun & Bradstreet Corp/The	100		10		JB Hunt Transport Services Inc	1,200		93
Fair Isaac Corp	100		6		Kansas City Southern	4,604		495
Informatica Corp (a)	7,600		278		Kawasaki Kisen Kaisha Ltd	582		2
Konami Corp	200		5		Keikyu Corp	9,000		73
NetSuite Inc (a)	1,600		129		Kintetsu Corp	44,000		155
Nuance Communications Inc (a)	49,000		793		Kirby Corp (a)	5,000		553
Paychex Inc	28,060		1,153		Koninklijke Vopak NV	3,362		171
PTC Inc (a)	2,100		77		Kuehne + Nagel International AG	1,623		222
Salesforce.com Inc (a)	38,000		2,000		Mitsui OSK Lines Ltd	63,000		227
SAP AG	8,374		641		Norfolk Southern Corp	1,100		111
Software AG	1,783		69		Odakyu Electric Railway Co Ltd	6,000		54
SolarWinds Inc (a)	5,400		211		PostNL NV (a)	17,887		88
Solera Holdings Inc	200		13		Tidewater Inc	3,899		203

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2014 (unaudited)

Short Sales Outstanding

	COMMON STOCKS (continued)	Shares	Value	(000	's)	U.S. GOVERNMENT & GOVERNMENT	Principal

	Transportation (continued)					AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
	UTI Worldwide Inc	13,863		$135		U.S. Treasury (continued)
				$3,560		4.63%, 02/15/2040	$100	$125
								$1,930
	Trucking & Leasing - (0.02)%					TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$19,235
	GATX Corp	3,500		230		OBLIGATIONS (proceeds $19,125)
						TOTAL SHORT SALES (proceeds $319,764)		$357,102
Water	- (0.05)%
	Aqua America Inc	27,980		710

	TOTAL COMMON STOCKS (proceeds $278,813)			$315,379		(a) Non-Income Producing Security
	PREFERRED STOCKS - (0.04)%	Shares	Value	(000	's)	(b)		Fair value of these investments is determined in good faith by the
						Manager under procedures established and periodically reviewed by the
	Automobile Manufacturers - (0.04)%					Board of Directors. At the end of the period, the fair value of these
	Volkswagen AG	2,086		555		securities totaled $19 or 0.00% of net assets.

	Oil & Gas - 0.00%
	Fuchs Petrolub SE	187		18

	TOTAL PREFERRED STOCKS (proceeds $456)			$573
		Principal
BONDS	- (1.45)%	Amount (000's)	Value	(000	's)

Banks	- (0.55)%
	Bangkok Bank PCL/Hong Kong
	4.80%, 10/18/2020	$3,000		$3,197
	Turkiye Garanti Bankasi AS
	6.25%, 04/20/2021	1,000		1,077
	VTB Bank OJSC Via VTB Capital SA
	6.47%, 03/04/2015	4,000		4,050
				$8,324

	Iron & Steel - (0.13)%
	Vale Overseas Ltd
	4.38%, 01/11/2022	2,000		2,054

	Mining - (0.14)%
	Corp Nacional del Cobre de Chile
	4.50%, 08/13/2023	2,000		2,134

	Real Estate - (0.13)%
	Country Garden Holdings Co Ltd
	7.50%, 01/10/2023	1,000		933
	KWG Property Holding Ltd
	8.63%, 02/05/2020	1,000		962
				$1,895

	Sovereign - (0.50)%
	Republic of Serbia
	7.25%, 09/28/2021	3,000		3,472
	Russian Foreign Bond - Eurobond
	4.88%, 09/16/2023	2,000		2,058
	Ukraine Government International Bond
	9.25%, 07/24/2017	2,000		1,978
				$7,508
	TOTAL BONDS (proceeds $21,370)			$21,915
	U.S. GOVERNMENT & GOVERNMENT	Principal
	AGENCY OBLIGATIONS - (1.28)%	Amount (000's)	Value	(000	's)

	Federal National Mortgage Association (FNMA) - (1.15)%
	4.50%, 06/01/2044	$16,000		$17,305

	U.S. Treasury - (0.13)%
	0.25%, 08/15/2015	675		676
	1.00%, 11/30/2019	600		578
	2.88%, 05/15/2043	600		551

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
May 31, 2014 (unaudited)

COMMON STOCKS - 97.63%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 4.03%					Forest Products & Paper - 1.78%
Airbus Group NV	206,133		$14,787		Sumitomo Forestry Co Ltd	627,700		$6,783
Raytheon Co	329,035		32,104		Svenska Cellulosa AB SCA	618,178		17,212
Safran SA	112,544		7,641					$23,995

			$54,532		Gas - 1.26%
Agriculture - 7.95%					Gas Natural SDG SA	593,262		17,099
Altria Group Inc	795,337		33,054
Archer-Daniels-Midland Co	285,341		12,823
British American Tobacco PLC	328,106		19,867		Healthcare - Products - 0.91%
Japan Tobacco Inc	830,800		28,221		Stryker Corp	145,717		12,312
Philip Morris International Inc	152,506		13,503
			$107,468		Healthcare - Services - 1.58%
					HCA Holdings Inc (a)	402,733		21,341
Automobile Manufacturers - 2.70%
Daimler AG	149,705		14,222
Toyota Motor Corp	393,600		22,292		Holding Companies - Diversified - 0.59%
			$36,514		Wharf Holdings Ltd	1,127,000		8,001

Automobile Parts & Equipment - 3.57%
Bridgestone Corp	367,400		13,345		Insurance - 2.15%
Johnson Controls Inc	215,603		10,427		Hannover Rueck SE	30,623		2,725
Lear Corp	277,548		24,438		Prudential Financial Inc	141,309		11,610
			$48,210		Prudential PLC	634,133		14,751
								$29,086
Banks - 7.39%
Regions Financial Corp	780,710		7,955		Internet - 1.55%
Royal Bank of Canada	278,600		19,178		Google Inc - A Shares (a)	18,467		10,557
Sumitomo Mitsui Financial Group Inc	443,200		17,984		Google Inc - C Shares (a)	18,467		10,359
Toronto-Dominion Bank/The	424,600		21,052					$20,916
Wells Fargo & Co	664,212		33,729		Leisure Products & Services - 0.39%
			$99,898		Sabre Corp (a)	273,316		5,248
Beverages - 2.18%
Anheuser-Busch InBev NV	93,735		10,293		Machinery - Diversified - 0.89%
PepsiCo Inc	217,158		19,181		Rockwell Automation Inc	99,582		12,058
			$29,474

Biotechnology - 3.51%					Media - 3.38%
Amgen Inc	138,257		16,036		Comcast Corp - Class A	565,097		29,498
Gilead Sciences Inc (a)	387,266		31,450		ITV PLC	5,309,167		16,217
			$47,486					$45,715

Chemicals - 0.76%					Miscellaneous Manufacturing - 3.42%
LyondellBasell Industries NV	102,657		10,222		Danaher Corp	265,143		20,795
					Siemens AG	191,653		25,472
Commercial Services - 0.49%								$46,267
Quanta Services Inc (a)	194,883		6,616
					Oil & Gas - 3.77%
					ConocoPhillips	386,449		30,893
Computers - 3.95%					EOG Resources Inc	95,371		10,090
Apple Inc	32,254		20,417		Husky Energy Inc	297,900		10,047
DST Systems Inc	175,230		15,972					$51,030
EMC Corp/MA	340,893		9,054		Pharmaceuticals - 15.79%
International Business Machines Corp	43,525		8,025		Cardinal Health Inc	290,189		20,496
			$53,468		Dr Reddy's Laboratories Ltd ADR	208,483		8,571
Diversified Financial Services - 2.20%					Express Scripts Holding Co (a)	304,042		21,730
Discover Financial Services	360,596		21,322		Johnson & Johnson	185,048		18,775
Santander Consumer USA Holdings Inc	425,604		8,363		McKesson Corp	129,416		24,542
					Mylan Inc/PA (a)	314,454		15,672
			$29,685
					Omnicare Inc	278,544		17,702
Electric - 3.69%					Pfizer Inc	725,041		21,483
Enel SpA	3,496,648		19,805		Roche Holding AG	99,467		29,318
Exelon Corp	450,435		16,590		Shire PLC	609,500		35,152
MDU Resources Group Inc	398,264		13,493					$213,441
			$49,888
					Real Estate - 2.08%
Engineering & Construction - 1.29%					Brookfield Asset Management Inc	336,300		14,453
Vinci SA	235,119		17,413		Cheung Kong Holdings Ltd	763,000		13,658
								$28,111

Food - 3.06%					Retail - 3.03%
Aryzta AG (a)	197,610		18,447
					Alimentation Couche Tard Inc	414,300		11,249
Kroger Co/The	481,256		22,975		Poundland Group PLC (a)	1,210,808		6,967
			$41,422

See accompanying notes.

			Schedule of Investments
			Global Opportunities Fund
			May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)
Wal-Mart Stores Inc	296,136		$22,734
			$40,950

Software - 1.79%
Oracle Corp	576,460		24,223

Telecommunications - 2.60%
Telekom Malaysia Bhd	7,633,900		14,690
Verizon Communications Inc	408,608		20,414
			$35,104

Transportation - 2.90%
Deutsche Post AG	470,464		17,474
Norfolk Southern Corp	110,362		11,119
Seino Holdings Co Ltd	968,000		10,639
			$39,232

Water - 1.00%
Suez Environnement Co	673,014		13,528

TOTAL COMMON STOCKS			$1,319,953
INVESTMENT COMPANIES - 3.12%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 3.12%
Morgan Stanley Institutional Liquidity Funds -	42,184,294		42,184
Government Portfolio

TOTAL INVESTMENT COMPANIES			$42,184
Total Investments			$1,362,137
Liabilities in Excess of Other Assets, Net - (0.75)%			$(10,127)
TOTAL NET ASSETS - 100.00%			$1,352,010

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Country			Percent
United States			60 .92%
Japan			7.35%
Canada			5.62%
Germany			4.42%
United Kingdom			4.28%
France			3.95%
Switzerland			3.53%
Ireland			2.60%
Hong Kong			1.60%
Italy			1.46%
Sweden			1.28%
Spain			1.26%
Malaysia			1.09%
Belgium			0.76%
India			0.63%
Liabilities in Excess of Other Assets, Net			(0.75)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2014 (unaudited)

COMMON STOCKS - 97.90%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.41%					Automobile Parts & Equipment (continued)
Dentsu Inc	10,600		$421		Cie Generale des Etablissements Michelin	9,192		$1,132
Hakuhodo DY Holdings Inc	11,400		104		Continental AG	5,402		1,277
JCDecaux SA	3,273		130		Denso Corp	23,900		1,101
Publicis Groupe SA	8,898		768		GKN PLC	80,536		531
WPP PLC	66,053		1,429		JTEKT Corp	10,100		155
			$2,852		Koito Manufacturing Co Ltd	4,700		112
					NGK Insulators Ltd	13,000		271
Aerospace & Defense - 1.05%					NGK Spark Plug Co Ltd	9,000		249
Airbus Group NV	28,824		2,068		NHK Spring Co Ltd	7,800		73
BAE Systems PLC	158,031		1,123		NOK Corp	4,700		87
Cobham PLC	52,967		283		Nokian Renkaat OYJ	5,563		236
Finmeccanica SpA (a)	19,874		163
					Pirelli & C. SpA	11,681		197
IHI Corp	65,000		274		Stanley Electric Co Ltd	7,000		167
Meggitt PLC	39,073		317		Sumitomo Electric Industries Ltd	37,000		501
Rolls-Royce Holdings PLC (a)	92,338		1,612
					Sumitomo Rubber Industries Ltd	8,400		125
Safran SA	13,312		904		Toyoda Gosei Co Ltd	3,200		64
Thales SA	4,471		268		Toyota Boshoku Corp	3,200		36
Zodiac Aerospace	8,429		300		Toyota Industries Corp	8,000		374
			$7,312		Valeo SA	3,707		498
Agriculture - 1.45%					Yokohama Rubber Co Ltd/The	10,000		89
British American Tobacco PLC	92,768		5,617					$8,777
Golden Agri-Resources Ltd	347,000		159		Banks - 13.98%
Imperial Tobacco Group PLC	47,467		2,144		Aozora Bank Ltd	53,000		163
Japan Tobacco Inc	54,000		1,834		Australia & New Zealand Banking Group Ltd	134,738		4,209
Swedish Match AB	9,920		347		Banca Monte dei Paschi di Siena SpA (a)	3,155		107
			$10,101		Banco Bilbao Vizcaya Argentaria SA	289,710		3,718
Airlines - 0.22%					Banco de Sabadell SA	166,899		552
ANA Holdings Inc	57,000		125		Banco Espirito Santo SA (a)	88,791		121
Cathay Pacific Airways Ltd	58,000		106		Banco Popolare SC (a)	16,842		325
Deutsche Lufthansa AG	11,321		299		Banco Popular Espanol SA	80,908		572
easyJet PLC	7,789		200		Banco Santander SA	581,625		5,956
International Consolidated Airlines Group SA	50,092		332		Bank Hapoalim BM	51,813		303
(a)					Bank Leumi Le-Israel BM (a)	61,509		244
Japan Airlines Co Ltd	2,900		152		Bank of East Asia Ltd	61,800		252
Qantas Airways Ltd (a)	52,850		69		Bank of Ireland (a)	1,112,513		427
Singapore Airlines Ltd	27,000		224		Bank of Kyoto Ltd/The	16,000		133
			$1,507		Bank of Queensland Ltd	17,517		196
					Bank of Yokohama Ltd/The	58,000		325
Apparel - 0.75%					Bankia SA (a)	197,959		403
Adidas AG	10,274		1,104		Barclays PLC	751,275		3,108
Asics Corp	7,900		171		Bendigo and Adelaide Bank Ltd	20,363		222
Burberry Group PLC	21,775		560		BNP Paribas SA	48,891		3,423
Christian Dior SA	2,677		560		BOC Hong Kong Holdings Ltd	181,500		547
Hugo Boss AG	1,556		221		CaixaBank SA	86,198		524
LVMH Moet Hennessy Louis Vuitton SA	12,466		2,480		Chiba Bank Ltd/The	37,000		242
Yue Yuen Industrial Holdings Ltd	36,500		113		Chugoku Bank Ltd/The	7,700		110
			$5,209		Commerzbank AG (a)	47,524		756
Automobile Manufacturers - 3.47%					Commonwealth Bank of Australia	79,159		6,022
Bayerische Motoren Werke AG	16,260		2,041		Credit Agricole SA	49,140		767
					Credit Suisse Group AG (a)	74,432		2,211
Daihatsu Motor Co Ltd	9,400		163
Daimler AG	47,279		4,492		Danske Bank A/S	32,196		908
Fiat SpA (a)	42,993		450		DBS Group Holdings Ltd	84,000		1,133
Fuji Heavy Industries Ltd	28,800		768		Deutsche Bank AG	50,066		2,028
Hino Motors Ltd	12,700		161		DNB ASA	47,993		903
Honda Motor Co Ltd	80,100		2,812		Erste Group Bank AG	12,664		440
Isuzu Motors Ltd	58,000		356		Fukuoka Financial Group Inc	38,000		165
Mazda Motor Corp	133,000		580		Gunma Bank Ltd/The	19,000		100
Mitsubishi Motors Corp	31,000		317		Hachijuni Bank Ltd/The	20,000		110
Nissan Motor Co Ltd	122,100		1,102		Hang Seng Bank Ltd	37,600		621
Peugeot SA (a)	19,228		273		Hiroshima Bank Ltd/The	25,000		113
Renault SA	9,440		888		Hokuhoku Financial Group Inc	56,000		111
Suzuki Motor Corp	17,900		535		HSBC Holdings PLC	920,708		9,712
Toyota Motor Corp	135,500		7,674		Intesa Sanpaolo SpA	570,939		1,915
Volkswagen AG	1,449		382		Iyo Bank Ltd/The	12,700		120
Volvo AB - B Shares	74,953		1,091		Joyo Bank Ltd/The	33,000		163
					KBC Groep NV (a)	12,286		732
			$24,085		Lloyds Banking Group PLC (a)	2,453,330		3,198
Automobile Parts & Equipment - 1.26%					Mediobanca SpA (a)	25,373		255
Aisin Seiki Co Ltd	9,400		343		Mitsubishi UFJ Financial Group Inc	626,000		3,533
Bridgestone Corp	31,900		1,159		Mizrahi Tefahot Bank Ltd	6,195		84

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Chemicals (continued)
Mizuho Financial Group Inc	1,129,100		$2,205		Air Water Inc	7,000		$109
National Australia Bank Ltd	115,378		3,603		Akzo Nobel NV	11,777		883
Natixis	45,522		310		Arkema SA	3,083		315
Nishi-Nippon City Bank Ltd/The	33,000		71		Asahi Kasei Corp	62,000		465
Nordea Bank AB	149,165		2,203		BASF SE	45,105		5,198
Oversea-Chinese Banking Corp Ltd	127,000		987		Brenntag AG	2,529		473
Raiffeisen Bank International AG	5,761		193		Croda International PLC	6,668		295
Resona Holdings Inc	108,400		569		Daicel Corp	14,000		128
Royal Bank of Scotland Group PLC (a)	106,346		619		EMS-Chemie Holding AG	402		151
Seven Bank Ltd	29,200		109		Givaudan SA (a),(b)	453		744
Shinsei Bank Ltd	81,000		170		Hitachi Chemical Co Ltd	5,100		79
Shizuoka Bank Ltd/The	28,000		264		Incitec Pivot Ltd	79,984		205
Skandinaviska Enskilda Banken AB	74,596		1,014		Israel Chemicals Ltd	21,874		193
Societe Generale SA	35,299		2,035		Johnson Matthey PLC	10,063		542
Standard Chartered PLC	119,166		2,683		JSR Corp	8,800		149
Sumitomo Mitsui Financial Group Inc	62,500		2,536		K+S AG	8,459		294
Sumitomo Mitsui Trust Holdings Inc	162,440		659		Kaneka Corp	14,000		88
Suruga Bank Ltd	9,000		156		Kansai Paint Co Ltd	11,000		174
Svenska Handelsbanken AB	24,511		1,247		Koninklijke DSM NV	7,573		546
Swedbank AB	44,473		1,184		Kuraray Co Ltd	16,900		204
UBS AG (a)	179,229		3,603		LANXESS AG	4,494		320
UniCredit SpA	213,224		1,862		Linde AG	9,117		1,906
Unione di Banche Italiane SCpA	42,069		388		Lonza Group AG (a)	2,599		279
United Overseas Bank Ltd	62,000		1,116		Mitsubishi Chemical Holdings Corp	66,600		277
Westpac Banking Corp	152,680		4,894		Mitsubishi Gas Chemical Co Inc	19,000		112
Yamaguchi Financial Group Inc	10,000		96		Mitsui Chemicals Inc	40,000		100
			$97,058		Nippon Paint Co Ltd	8,000		128
					Nitto Denko Corp	8,100		375
Beverages - 2.32%					Novozymes A/S	11,102		544
Anheuser-Busch InBev NV	39,465		4,334		OCI (a)	4,656		178
Asahi Group Holdings Ltd	19,000		538		Shin-Etsu Chemical Co Ltd	20,200		1,207
Carlsberg A/S	5,253		548		Showa Denko KK	74,000		95
Coca-Cola Amatil Ltd	28,124		248		Solvay SA	2,912		471
Coca-Cola HBC AG	9,838		226		Sumitomo Chemical Co Ltd	73,000		272
Coca-Cola West Co Ltd	3,000		50		Syngenta AG	4,573		1,760
Diageo PLC	123,268		3,969		Taiyo Nippon Sanso Corp	12,000		106
Heineken Holding NV	4,951		327		Teijin Ltd	46,000		105
Heineken NV	11,315		798		Ube Industries Ltd/Japan	52,000		86
Kirin Holdings Co Ltd	42,700		606		Yara International ASA	8,890		406
Pernod Ricard SA	10,428		1,279					$22,193
Remy Cointreau SA	1,222		113
SABMiller PLC	47,275		2,628		Commercial Services - 1.45%
Suntory Beverage & Food Ltd	6,800		260		Abertis Infraestructuras SA	18,906		414
Treasury Wine Estates Ltd	31,784		154		Abertis Infraestructuras SA - Rights (a),(c)	18,906		21
			$16,078		Adecco SA (a)	6,506		544
					Aggreko PLC (a)	12,574		352
Biotechnology - 0.23%					Atlantia SpA	18,249		507
CSL Ltd	23,909		1,573		Babcock International Group PLC	24,620		501
					Benesse Holdings Inc	3,500		147
Building Materials - 1.20%					Brambles Ltd	76,669		688
Asahi Glass Co Ltd	50,000		279		Bunzl PLC	16,377		459
Boral Ltd	38,243		189		Bureau Veritas SA	10,849		327
Cie de St-Gobain	20,425		1,165		Capita PLC	32,357		601
CRH PLC	36,008		989		Dai Nippon Printing Co Ltd	28,000		282
Daikin Industries Ltd	11,500		690		Edenred	9,984		313
Fletcher Building Ltd	33,779		257		Experian PLC	49,135		855
Geberit AG	1,856		615		G4S PLC	76,196		320
HeidelbergCement AG	6,906		595		Intertek Group PLC	7,924		388
Holcim Ltd (a)	11,244		987		Park24 Co Ltd	4,800		91
Imerys SA	1,666		140		Randstad Holding NV	6,098		355
James Hardie Industries PLC	21,774		291		Secom Co Ltd	10,300		630
Lafarge SA	9,169		792		Securitas AB	15,377		178
LIXIL Group Corp	13,100		341		Serco Group PLC	24,516		153
Rinnai Corp	1,700		150		SGS SA	269		675
Sika AG	106		421		Sodexo	4,630		498
Taiheiyo Cement Corp	58,000		220		Toppan Printing Co Ltd	27,000		201
TOTO Ltd	14,000		178		Transurban Group	85,435		591
			$8,299					$10,091

Chemicals - 3.20%					Computers - 0.42%
Air Liquide SA	15,318		2,231		AtoS	3,433		309

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
Cap Gemini SA	7,033		$512		EDP - Energias de Portugal SA	98,562		$467
Computershare Ltd	23,217		275		Electric Power Development Co Ltd	5,700		170
Fujitsu Ltd	91,000		620		Electricite de France	11,874		417
Gemalto NV	3,890		422		Enel SpA	323,248		1,831
Itochu Techno-Solutions Corp	1,200		49		Fortum OYJ	21,813		532
Nomura Research Institute Ltd	5,000		168		GDF Suez	65,169		1,819
NTT Data Corp	6,200		227		Hokkaido Electric Power Co Inc (a)	9,000		66
Otsuka Corp	800		110		Hokuriku Electric Power Co	8,300		107
TDK Corp	6,000		258		Iberdrola SA	236,210		1,700
			$2,950		Kansai Electric Power Co Inc/The	34,600		320
					Kyushu Electric Power Co Inc	21,000		232
Consumer Products - 0.53%					Origin Energy Ltd	54,079		761
Henkel AG & Co KGaA	6,379		647		Power Assets Holdings Ltd	68,000		593
Husqvarna AB	19,840		156		Red Electrica Corp SA	5,314		456
Reckitt Benckiser Group PLC	31,812		2,723		RWE AG	24,033		965
Societe BIC SA	1,424		186		Shikoku Electric Power Co Inc	8,800		114
			$3,712		SP AusNet	82,903		107
Cosmetics & Personal Care - 0.61%					SSE PLC	47,449		1,238
Beiersdorf AG	4,950		500		Terna Rete Elettrica Nazionale SpA	74,030		393
Kao Corp	25,300		1,004		Tohoku Electric Power Co Inc	22,200		236
L'Oreal SA	11,875		2,073		Tokyo Electric Power Co Inc (a)	71,000		289
Shiseido Co Ltd	17,700		299					$16,305
Unicharm Corp	5,600		340		Electrical Components & Equipment - 0.92%
			$4,216		Brother Industries Ltd	11,600		185
Distribution & Wholesale - 0.95%					Casio Computer Co Ltd	11,000		147
Hitachi High-Technologies Corp	3,000		68		Hitachi Ltd	237,000		1,602
ITOCHU Corp	73,900		877		Legrand SA	13,007		824
Jardine Cycle & Carriage Ltd	5,000		174		Mabuchi Motor Co Ltd	1,200		89
Li & Fung Ltd	288,000		419		Nidec Corp	10,000		583
Marubeni Corp	81,000		555		Osram Licht AG (a)	4,113		209
Mitsubishi Corp	69,000		1,368		Prysmian SpA	10,011		233
Mitsui & Co Ltd	85,300		1,298		Schneider Electric SA	26,967		2,540
Sojitz Corp	61,500		98					$6,412
Sumitomo Corp	55,300		727		Electronics - 1.06%
Toyota Tsusho Corp	10,400		277		Advantest Corp	7,400		84
Wolseley PLC	13,039		728		Hamamatsu Photonics KK	3,500		169
			$6,589		Hirose Electric Co Ltd	1,500		216
Diversified Financial Services - 1.41%					Hoya Corp	21,400		665
Aberdeen Asset Management PLC	47,112		352		Ibiden Co Ltd	5,600		103
Acom Co Ltd (a)	19,600		75		Keyence Corp	2,240		875
AEON Financial Service Co Ltd	5,500		139		Koninklijke Philips NV	47,643		1,505
ASX Ltd	9,507		319		Kyocera Corp	16,000		716
Credit Saison Co Ltd	7,700		139		Murata Manufacturing Co Ltd	10,000		851
Daiwa Securities Group Inc	82,000		666		NEC Corp	122,000		378
Deutsche Boerse AG	9,478		724		Nippon Electric Glass Co Ltd	18,000		90
Hargreaves Lansdown PLC	10,482		214		Omron Corp	10,000		377
Hong Kong Exchanges and Clearing Ltd	54,200		1,011		Rexel SA	11,825		283
ICAP PLC	27,037		181		Toshiba Corp	198,000		816
Investec PLC	28,400		247		Yaskawa Electric Corp	10,500		130
Japan Exchange Group Inc	12,100		292		Yokogawa Electric Corp	10,600		128
Julius Baer Group Ltd (a)	10,991		476					$7,386
London Stock Exchange Group PLC	8,654		284		Energy - Alternate Sources - 0.03%
Macquarie Group Ltd	14,188		795		Enel Green Power SpA	85,939		241
Mitsubishi UFJ Lease & Finance Co Ltd	28,600		155
Nomura Holdings Inc	178,300		1,179
Old Mutual PLC	240,483		816		Engineering & Construction - 1.35%
ORIX Corp	63,700		1,019		ABB Ltd (a)	107,989		2,566
Partners Group Holding AG	852		226		ACS Actividades de Construccion y Servicios	8,636		384
Schroders PLC	4,995		217		SA
Singapore Exchange Ltd	42,000		231		Aeroports de Paris	1,458		190
			$9,757		Aker Solutions ASA	8,073		142
					Auckland International Airport Ltd	46,771		153
Electric - 2.35%					Bouygues SA	9,405		437
AGL Energy Ltd	27,421		394		Cheung Kong Infrastructure Holdings Ltd	31,000		212
Chubu Electric Power Co Inc (a)	31,600		381
					Chiyoda Corp	8,000		95
Chugoku Electric Power Co Inc/The	14,600		194		Ferrovial SA	19,812		429
CLP Holdings Ltd	87,000		717		Fraport AG Frankfurt Airport Services	1,813		139
Contact Energy Ltd	18,006		83		Worldwide
E.ON SE	88,439		1,723		Hochtief AG	1,513		138

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Engineering & Construction (continued)					Food Service - 0.21%
JGC Corp	10,000		$289		Compass Group PLC	88,261		$1,475
Kajima Corp	42,000		175
Kinden Corp	6,000		52
Koninklijke Boskalis Westminster NV	3,839		219		Forest Products & Paper - 0.25%
Leighton Holdings Ltd	4,986		94		Oji Holdings Corp	39,000		165
					Stora Enso OYJ	27,026		277
Obayashi Corp	32,000		215		Svenska Cellulosa AB SCA	28,817		803
Sembcorp Industries Ltd	48,000		207
Shimizu Corp	29,000		193		UPM-Kymmene OYJ	25,993		458
Singapore Technologies Engineering Ltd	76,000		235					$1,703
Skanska AB	18,660		432		Gas - 1.05%
Sydney Airport	52,802		216		Centrica PLC	250,353		1,410
Taisei Corp	48,000		248		Enagas SA	9,379		276
Vinci SA	23,625		1,750		Gas Natural SDG SA	17,200		496
WorleyParsons Ltd	10,163		152		Hong Kong & China Gas Co Ltd	281,711		682
			$9,362		National Grid PLC	183,187		2,738
					Osaka Gas Co Ltd	92,000		367
Entertainment - 0.22%					Snam SpA	99,640		585
Genting Singapore PLC	300,000		322		Toho Gas Co Ltd	20,000		100
Oriental Land Co Ltd/Japan	2,500		417
Sankyo Co Ltd	2,600		97		Tokyo Gas Co Ltd	117,000		664
Tabcorp Holdings Ltd	37,041		120					$7,318
Tatts Group Ltd	69,592		197		Hand & Machine Tools - 0.35%
Toho Co Ltd/Tokyo	5,600		121		Fuji Electric Co Ltd	27,000		119
William Hill PLC	42,586		254		Makita Corp	5,500		302
			$1,528		Sandvik AB	52,361		746
					Schindler Holding AG - PC	2,267		350
Environmental Control - 0.02%					Schindler Holding AG - REG	1,044		160
Kurita Water Industries Ltd	5,300		115		SMC Corp/Japan	2,500		657
					THK Co Ltd	5,600		124
Food - 5.18%								$2,458
Ajinomoto Co Inc	29,000		454
Aryzta AG (a)	4,283		400		Healthcare - Products - 0.75%
Associated British Foods PLC	17,495		886		Cochlear Ltd	2,802		156
Barry Callebaut AG (a)	108		143		Coloplast A/S	5,456		471
Calbee Inc	3,600		102		Elekta AB	18,100		234
Carrefour SA	30,221		1,099		Essilor International SA	10,053		1,057
Casino Guichard Perrachon SA	2,772		357		Getinge AB	9,829		253
Colruyt SA	3,724		209		Luxottica Group SpA	8,207		469
					Olympus Corp (a)	11,800		382
Danone SA	27,890		2,080		QIAGEN NV (a)	11,513		264
Delhaize Group SA	5,031		358
Distribuidora Internacional de Alimentacion	28,776		266		Shimadzu Corp	12,000		103
SA					Smith & Nephew PLC	43,890		770
First Pacific Co Ltd/Hong Kong	116,000		131		Sonova Holding AG	2,474		378
J Sainsbury PLC	60,698		352		Sysmex Corp	7,100		250
Jeronimo Martins SGPS SA	12,361		211		Terumo Corp	14,900		318
					William Demant Holding A/S (a)	1,252		113
Kerry Group PLC	7,335		559
Kikkoman Corp	8,000		162					$5,218
Koninklijke Ahold NV	45,691		831		Healthcare - Services - 0.36%
Lindt & Spruengli AG	5		297		Fresenius Medical Care AG & Co KGaA	10,599		702
Lindt & Spruengli AG - PC	42		208		Fresenius SE & Co KGaA	6,168		920
MEIJI Holdings Co Ltd	3,000		190		Miraca Holdings Inc	2,700		128
Metcash Ltd	43,250		115		Ramsay Health Care Ltd	6,451		285
Metro AG (a)	6,367		266		Ryman Healthcare Ltd	18,326		130
Nestle SA	158,364		12,433		Sonic Healthcare Ltd	18,685		308
Nippon Meat Packers Inc	8,000		156					$2,473
Nisshin Seifun Group Inc	10,150		118
Nissin Foods Holdings Co Ltd	2,900		141		Holding Companies - Diversified - 0.58%
Olam International Ltd	72,000		134		GEA Group AG	8,980		387
Seven & I Holdings Co Ltd	37,000		1,486		Hutchison Whampoa Ltd	105,000		1,411
Suedzucker AG	4,011		82		Industrivarden AB	6,052		122
Tate & Lyle PLC	22,872		266		Keppel Corp Ltd	71,200		604
Tesco PLC	397,010		2,021		Noble Group Ltd	212,000		234
Toyo Suisan Kaisha Ltd	4,000		122		NWS Holdings Ltd	72,500		126
Unilever NV - CVA	79,997		3,470		Swire Pacific Ltd	33,500		399
Unilever PLC	63,028		2,834		Wendel SA	1,583		239
Wilmar International Ltd	94,000		241		Wharf Holdings Ltd	74,000		525
WM Morrison Supermarkets PLC	108,913		369					$4,047
Woolworths Ltd	61,604		2,155		Home Builders - 0.22%
Yakult Honsha Co Ltd	4,300		216		Daiwa House Industry Co Ltd	29,000		545
Yamazaki Baking Co Ltd	5,000		59		Iida Group Holdings Co Ltd	6,520		99
			$35,979

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Home Builders (continued)					Investment Companies - 0.34%
Persimmon PLC (a)	14,949		$335		Delek Group Ltd	202		$86
Sekisui Chemical Co Ltd	21,000		229		Eurazeo SA	1,587		137
Sekisui House Ltd	26,600		351		Exor SpA	4,837		208
			$1,559		Groupe Bruxelles Lambert SA	3,962		413
					Investment AB Kinnevik	10,982		436
Home Furnishings - 0.36%					Investor AB	22,368		879
Electrolux AB	11,815		298		Israel Corp Ltd/The (a)	132		77
Matsushita Electric Industrial Co Ltd	108,400		1,169		Pargesa Holding SA	1,327		118
Sharp Corp/Japan (a)	75,000		214
Sony Corp	51,000		823					$2,354
			$2,504		Iron & Steel - 0.58%
					ArcelorMittal	49,071		747
Insurance - 5.28%					Daido Steel Co Ltd	14,000		69
Admiral Group PLC	9,493		232		Fortescue Metals Group Ltd	76,457		315
Aegon NV	88,971		773		Hitachi Metals Ltd	9,000		128
Ageas	10,893		458		Japan Steel Works Ltd/The	16,000		63
AIA Group Ltd	591,400		2,969		JFE Holdings Inc	24,100		460
Allianz SE	22,418		3,808		Kobe Steel Ltd	150,000		209
AMP Ltd	145,249		716		Nippon Steel & Sumitomo Metal Corp	373,775		1,060
Assicurazioni Generali SpA	57,342		1,300		ThyssenKrupp AG (a)	22,234		669
Aviva PLC	144,719		1,273		Voestalpine AG	5,505		255
AXA SA	88,147		2,179		Yamato Kogyo Co Ltd	2,100		59
Baloise Holding AG	2,333		280					$4,034
CNP Assurances	8,430		182
Dai-ichi Life Insurance Co Ltd/The	41,700		622		Leisure Products & Services - 0.23%
Delta Lloyd NV	9,419		229		Carnival PLC	9,023		367
Direct Line Insurance Group PLC	55,247		235		Flight Centre Travel Group Ltd	2,715		126
Friends Life Group Ltd	69,641		366		Sega Sammy Holdings Inc	9,200		178
Gjensidige Forsikring ASA	9,822		182		Shimano Inc	3,900		403
Hannover Rueck SE	2,961		264		Tui Travel PLC	21,961		151
ING Groep NV (a)	188,550		2,644		Yamaha Corp	7,700		121
Insurance Australia Group Ltd	112,871		626		Yamaha Motor Co Ltd	13,700		217
Legal & General Group PLC	290,561		1,123					$1,563
Mapfre SA	52,931		216
MS&AD Insurance Group Holdings Inc	24,900		594		Lodging - 0.67%
Muenchener Rueckversicherungs AG	8,807		1,954		Accor SA	7,820		414
NKSJ Holdings Inc	16,350		457		City Developments Ltd	20,000		165
Prudential PLC	125,684		2,924		Crown Resorts Ltd	19,674		298
QBE Insurance Group Ltd	60,249		639		Echo Entertainment Group Ltd	38,520		102
RSA Insurance Group PLC (a)	49,690		400		Galaxy Entertainment Group Ltd	104,000		833
Sampo	21,953		1,108		InterContinental Hotels Group PLC	12,727		505
SCOR SE	7,542		263		MGM China Holdings Ltd	46,800		164
Sony Financial Holdings Inc	8,500		141		Sands China Ltd	118,800		868
Standard Life PLC	116,711		784		Shangri-La Asia Ltd	76,166		120
Suncorp Group Ltd	63,183		787		SJM Holdings Ltd	95,000		273
Swiss Life Holding AG (a)	1,575		379		Whitbread PLC	8,877		623
Swiss Re AG (a)	17,295		1,539		Wynn Macau Ltd	76,400		318
T&D Holdings Inc	28,400		372					$4,683
Tokio Marine Holdings Inc	34,000		1,081		Machinery - Construction & Mining - 0.53%
Tryg A/S	1,204		115		Atlas Copco AB - A Shares	32,977		968
UnipolSai SpA	44,215		152		Atlas Copco AB - B Shares	19,163		529
Vienna Insurance Group AG Wiener	1,886		102		Hitachi Construction Machinery Co Ltd	5,300		99
Versicherung Gruppe					Komatsu Ltd	45,900		1,000
Zurich Insurance Group AG (a)	7,312		2,196		Mitsubishi Electric Corp	95,000		1,111
			$36,664					$3,707

Internet - 0.37%					Machinery - Diversified - 1.02%
ASOS PLC (a)	2,663		203		Alstom SA	10,608		418
Dena Co Ltd	5,200		68		Amada Co Ltd	18,000		171
Gree Inc	5,200		48		Andritz AG	3,575		213
Iliad SA	1,279		409		CNH Industrial NV	46,365		508
Kakaku.com Inc	7,200		127		FANUC Corp	9,400		1,607
M3 Inc	7,000		109		Hexagon AB	11,662		367
Nexon Co Ltd	5,400		47		Kawasaki Heavy Industries Ltd	70,000		265
Rakuten Inc	35,700		465		Kone OYJ	15,336		632
SBI Holdings Inc/Japan	9,890		114		Kubota Corp	52,000		715
Seek Ltd	15,822		250		MAN SE	1,731		216
Trend Micro Inc/Japan	5,200		162		Metso OYJ	6,276		244
United Internet AG	5,240		242		Mitsubishi Heavy Industries Ltd	149,000		873
Yahoo Japan Corp	70,600		327		Nabtesco Corp	5,400		117
			$2,571		Sumitomo Heavy Industries Ltd	27,000		120

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Machinery - Diversified (continued)					Oil & Gas (continued)
Weir Group PLC/The	10,468		$460		BP PLC	915,840		$7,720
Zardoya Otis SA	8,216		148		Caltex Australia Ltd	6,630		138
			$7,074		Eni SpA	124,928		3,182
					Galp Energia SGPS SA	17,042		302
Media - 0.85%					Idemitsu Kosan Co Ltd	4,300		89
Axel Springer SE	1,944		125		Inpex Corp	43,100		624
British Sky Broadcasting Group PLC	50,620		748		Japan Petroleum Exploration Co	1,400		58
ITV PLC	187,797		573		JX Holdings Inc	110,330		577
Kabel Deutschland Holding AG	1,087		155		Lundin Petroleum AB (a)	10,928		214
Lagardere SCA	5,474		191		Neste Oil OYJ	6,296		129
Pearson PLC	40,195		789		OMV AG	7,232		300
ProSiebenSat.1 Media AG	10,745		490		Repsol SA	42,699		1,203
Reed Elsevier NV	34,097		763		Royal Dutch Shell PLC - A Shares	189,591		7,455
Reed Elsevier PLC	57,378		916		Royal Dutch Shell PLC - B Shares	121,753		4,977
RTL Group SA	1,900		222		Santos Ltd	47,738		646
Singapore Press Holdings Ltd	79,000		258		Seadrill Ltd	18,435		696
Sky Deutschland AG (a)	21,539		201
					Showa Shell Sekiyu KK	9,300		101
Wolters Kluwer NV	14,826		444		Statoil ASA	54,806		1,680
			$5,875		TonenGeneral Sekiyu KK	14,000		135
Metal Fabrication & Hardware - 0.36%					Total SA	105,046		7,375
Assa Abloy AB	16,407		829		Transocean Ltd	17,708		748
Maruichi Steel Tube Ltd	2,300		57		Tullow Oil PLC	44,684		633
NSK Ltd	23,000		280		Woodside Petroleum Ltd	32,369		1,272
SKF AB	19,435		499					$43,687
Tenaris SA	23,190		519		Oil & Gas Services - 0.29%
Vallourec SA	5,271		287		Amec PLC	14,609		296
			$2,471		CGG SA (a)	7,818		105
Mining - 2.97%					Fugro NV	3,458		200
Alumina Ltd (a)	124,028		166		Petrofac Ltd	12,740		270
Anglo American PLC	68,464		1,675		Saipem SpA (a)	13,003		339
Antofagasta PLC	19,365		256		Subsea 7 SA	12,957		259
BHP Billiton Ltd	157,721		5,366		Technip SA	4,996		537
BHP Billiton PLC	103,720		3,252					$2,006
Boliden AB	13,432		187		Packaging & Containers - 0.15%
Fresnillo PLC	9,047		123		Amcor Ltd/Australia	59,258		586
Glencore PLC	521,074		2,830		Rexam PLC	38,880		347
Iluka Resources Ltd	20,562		167		Toyo Seikan Group Holdings Ltd	8,000		119
Mitsubishi Materials Corp	55,000		169					$1,052
Newcrest Mining Ltd (a)	37,642		343
Norsk Hydro ASA	66,043		359		Pharmaceuticals - 8.67%
Orica Ltd	18,082		331		Actelion Ltd (a)	5,021		500
Randgold Resources Ltd	4,303		317		Alfresa Holdings Corp	2,000		121
Rio Tinto Ltd	21,399		1,184		Astellas Pharma Inc	106,600		1,371
Rio Tinto PLC	62,436		3,202		AstraZeneca PLC	61,651		4,454
Sumitomo Metal Mining Co Ltd	26,000		395		Bayer AG	40,610		5,878
Umicore SA	5,598		269		Celesio AG	2,229		79
			$20,591		Chugai Pharmaceutical Co Ltd	11,000		296
					Daiichi Sankyo Co Ltd	33,100		563
Miscellaneous Manufacturing - 1.27%					Dainippon Sumitomo Pharma Co Ltd	7,800		86
Alfa Laval AB	15,449		405		Eisai Co Ltd	12,400		509
ALS Ltd/Queensland	18,899		158		GlaxoSmithKline PLC	238,753		6,407
FUJIFILM Holdings Corp	22,700		590		Grifols SA	7,324		397
IMI PLC	13,389		359		Hisamitsu Pharmaceutical Co Inc	3,000		122
Konica Minolta Inc	23,500		203		Kyowa Hakko Kirin Co Ltd	11,000		134
Melrose Industries PLC	52,632		247		Medipal Holdings Corp	6,600		93
Nikon Corp	16,700		266		Merck KGaA	3,173		546
Orkla ASA	37,528		333		Mitsubishi Tanabe Pharma Corp	11,000		160
Siemens AG	38,938		5,175		Novartis AG	112,962		10,164
Smiths Group PLC	19,362		429		Novo Nordisk A/S	97,790		4,140
Sulzer AG	1,178		179		Ono Pharmaceutical Co Ltd	4,100		316
Wartsila OYJ Abp	8,718		471		Orion OYJ	4,873		154
			$8,815		Otsuka Holdings Co Ltd	17,800		504
Office & Business Equipment - 0.35%					Roche Holding AG	34,502		10,170
Canon Inc	55,700		1,836		Sanofi	58,679		6,274
Ricoh Co Ltd	32,900		404		Santen Pharmaceutical Co Ltd	3,600		194
Seiko Epson Corp	6,400		224		Shionogi & Co Ltd	14,700		296
			$2,464		Shire PLC	28,867		1,665
					Suzuken Co Ltd/Aichi Japan	3,500		124
Oil & Gas - 6.29%					Taisho Pharmaceutical Holdings Co Ltd	1,500		108
BG Group PLC	167,413		3,433		Takeda Pharmaceutical Co Ltd	38,800		1,762

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000 's)	COMMON STOCKS (continued)	Shares Held	Value (000 's)

Pharmaceuticals (continued)			REITS (continued)
Teva Pharmaceutical Industries Ltd	41,839	$2,112	Mirvac Group	179,979	$304
Tsumura & Co	3,000	68	Nippon Building Fund Inc	68	399
UCB SA	5,405	431	Nippon Prologis REIT Inc	65	143
		$60,198	Segro PLC	36,449	226
			Stockland	113,231	412
Pipelines - 0.04%			Unibail-Rodamco SE	4,775	1,335
APA Group	41,042	267	United Urban Investment Corp	117	187
			Westfield Group	96,949	967
Private Equity - 0.05%			Westfield Retail Trust	146,304	435
3i Group PLC	47,715	346			$10,321

			Retail - 2.36%
Publicly Traded Investment Fund - 3.03%			ABC-Mart Inc	1,300	67
iShares MSCI EAFE ETF	302,907	21,025	Aeon Co Ltd	30,900	374
			Cie Financiere Richemont SA	25,635	2,705
			Citizen Holdings Co Ltd	13,000	100
Real Estate - 1.61%			Don Quijote Holdings Co Ltd	2,700	160
Aeon Mall Co Ltd	5,550	140
CapitaLand Ltd	126,000	321	FamilyMart Co Ltd	2,900	125
			Fast Retailing Co Ltd	2,600	864
CapitaMalls Asia Ltd	67,000	126	Harvey Norman Holdings Ltd	26,084	78
Cheung Kong Holdings Ltd	68,000	1,217
Daito Trust Construction Co Ltd	3,600	391	Hennes & Mauritz AB	46,625	1,972
			Inditex SA	10,714	1,556
Deutsche Wohnen AG	14,056	312	Isetan Mitsukoshi Holdings Ltd	17,500	230
Global Logistic Properties Ltd	152,000	337
Hang Lung Properties Ltd	110,000	350	J Front Retailing Co Ltd	24,000	173
			Kering	3,716	821
Henderson Land Development Co Ltd	52,700	344	Kingfisher PLC	116,531	768
Hopewell Holdings Ltd	28,000	97
Hulic Co Ltd	13,200	174	Lawson Inc	3,200	231
Hysan Development Co Ltd	31,000	152	Marks & Spencer Group PLC	79,370	599
IMMOFINANZ AG (a)	47,125	168	Marui Group Co Ltd	11,000	104
Keppel Land Ltd	34,000	94	McDonald's Holdings Co Japan Ltd	3,300	93
			Next PLC	7,613	850
Kerry Properties Ltd	32,000	105	Nitori Holdings Co Ltd	3,400	167
Lend Lease Group	26,905	337
Mitsubishi Estate Co Ltd	61,000	1,490	Shimamura Co Ltd	1,100	107
			Swatch Group AG/The - BR	1,514	895
Mitsui Fudosan Co Ltd	41,000	1,306	Swatch Group AG/The - REG	2,132	234
New World Development Co Ltd	248,000	286
Nomura Real Estate Holdings Inc	6,100	118	Takashimaya Co Ltd	13,000	128
			Travis Perkins PLC	12,039	340
NTT Urban Development Corp	5,700	57	USS Co Ltd	10,800	177
REA Group Ltd	2,587	110
Sino Land Co Ltd	147,073	228	Wesfarmers Ltd	56,144	2,268
Sumitomo Realty & Development Co Ltd	18,000	777	Yamada Denki Co Ltd	45,100	167
Sun Hung Kai Properties Ltd	79,000	1,082			$16,353
Swire Properties Ltd	57,400	180	Semiconductors - 0.65%
Swiss Prime Site AG (a)	2,674	215	ARM Holdings PLC	68,762	1,060
Tokyo Tatemono Co Ltd	20,000	184	ASM Pacific Technology Ltd	11,800	132
Tokyu Fudosan Holdings Corp	25,200	200	ASML Holding NV	17,554	1,506
UOL Group Ltd	23,000	121	Infineon Technologies AG	53,090	659
Wheelock & Co Ltd	45,000	182	Rohm Co Ltd	4,700	269
		$11,201	STMicroelectronics NV	31,301	313
			Sumco Corp	5,700	45
REITS - 1.49%			Tokyo Electron Ltd	8,400	507
Ascendas Real Estate Investment Trust	100,000	196
British Land Co PLC	46,799	561			$4,491
CapitaCommercial Trust	99,000	133	Shipbuilding - 0.03%
CapitaMall Trust	119,000	197	Sembcorp Marine Ltd	41,000	135
CFS Retail Property Trust Group	103,459	198	Yangzijiang Shipbuilding Holdings Ltd	94,000	76
Corio NV	3,379	169			$211
Dexus Property Group	271,572	282
Federation Centres Ltd	70,109	165	Software - 0.77%
Fonciere Des Regions	1,385	139	Amadeus IT Holding SA	18,683	821
Gecina SA	1,080	154	Dassault Systemes	3,097	393
Goodman Group	84,405	401	GungHo Online Entertainment Inc	17,000	113
GPT Group	83,233	302	Konami Corp	4,900	112
Hammerson PLC	35,008	349	Oracle Corp Japan	1,900	86
ICADE	1,779	178	Sage Group PLC/The	53,864	370
Intu Properties PLC	43,042	227	SAP AG	45,247	3,464
Japan Prime Realty Investment Corp	38	137			$5,359
Japan Real Estate Investment Corp	58	340	Storage & Warehousing - 0.01%
Japan Retail Fund Investment Corp	113	249	Mitsubishi Logistics Corp	6,000	87
Klepierre	4,898	238
Land Securities Group PLC	38,633	692
Link REIT/The	113,500	606

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Telecommunications - 5.38%					Transportation (continued)
Alcatel-Lucent (a)	137,030		$559		Kuehne + Nagel International AG	2,652	$362
Belgacom SA	7,470		247		Mitsui OSK Lines Ltd	53,000	191
Bezeq The Israeli Telecommunication Corp	93,841		169		MTR Corp Ltd	71,000	269
Ltd					Nippon Express Co Ltd	39,000	192
BT Group PLC	388,334		2,586		Nippon Yusen KK	79,000	234
Deutsche Telekom AG	142,083		2,399		Odakyu Electric Railway Co Ltd	31,000	280
Elisa OYJ	6,909		206		Royal Mail PLC (a)	31,920	275
Eutelsat Communications SA	7,026		246		TNT Express NV	21,486	192
HKT Trust and HKT Ltd	110,000		120		Tobu Railway Co Ltd	50,000	250
Inmarsat PLC	22,015		270		Tokyu Corp	56,000	384
KDDI Corp	26,400		1,578		Toll Holdings Ltd	33,456	169
Koninklijke KPN NV (a)	157,279		582		West Japan Railway Co	8,100	345
Millicom International Cellular SA	3,248		300		Yamato Holdings Co Ltd	18,100	387
NICE Systems Ltd	2,855		112				$11,731
Nippon Telegraph & Telephone Corp	18,400		1,089
Nokia OYJ	183,910		1,492		Water - 0.21%
NTT DOCOMO Inc	75,000		1,250		Severn Trent PLC	11,734	387
Orange SA	91,058		1,523		Suez Environnement Co	13,781	277
PCCW Ltd	196,000		107		United Utilities Group PLC	33,486	488
Portugal Telecom SGPS SA	30,818		111		Veolia Environnement SA	17,520	335
SES SA	14,921		542				$1,487
Singapore Telecommunications Ltd	391,000		1,217		TOTAL COMMON STOCKS		$679,832
SoftBank Corp	47,200		3,431		INVESTMENT COMPANIES - 1.15%	Shares Held	Value (000's)
StarHub Ltd	30,000		101		Publicly Traded Investment Fund - 1.15%
Swisscom AG	1,145		683		Morgan Stanley Institutional Liquidity Funds -	7,970,997	7,971
TDC A/S	39,876		388		Government Portfolio
Tele2 AB	15,667		186
Telecom Corp of New Zealand Ltd	89,578		205		TOTAL INVESTMENT COMPANIES		$7,971
Telecom Italia SpA (a)	494,166		614
Telecom Italia SpA - RSP	295,932		283		PREFERRED STOCKS - 0.60%	Shares Held	Value (000's)
Telefonaktiebolaget LM Ericsson	149,451		1,863		Automobile Manufacturers - 0.43%
Telefonica Deutschland Holding AG	13,713		107		Bayerische Motoren Werke AG	2,652	256
Telefonica SA	201,144		3,377		Porsche Automobil Holding SE	7,520	804
Telekom Austria AG	10,877		106		Volkswagen AG	7,102	1,891
Telenet Group Holding NV (a)	2,540		152				$2,951
Telenor ASA	33,515		795
TeliaSonera AB	116,954		867		Consumer Products - 0.15%
Telstra Corp Ltd	213,870		1,064		Henkel AG & Co KGaA	8,749	1,011
Vivendi SA (a)	59,181		1,552
Vodafone Group PLC	1,298,173		4,551		Oil & Gas - 0.02%
Ziggo NV	7,366		347		Fuchs Petrolub SE	1,743	165
			$37,377

Textiles - 0.07%					TOTAL PREFERRED STOCKS		$4,127
Toray Industries Inc	72,000		461		Total Investments		$691,946
					Other Assets in Excess of Liabilities, Net - 0.35%		$2,456
					TOTAL NET ASSETS - 100.00%		$694,402
Toys, Games & Hobbies - 0.12%
Namco Bandai Holdings Inc	8,700		191
Nintendo Co Ltd	5,200		608		(a) Non-Income Producing Security
Sanrio Co Ltd	2,400		65		(b) Security is Illiquid
			$864		(c)		Fair value of these investments is determined in good faith by the
					Manager under procedures established and periodically reviewed by the
Transportation - 1.69%					Board of Directors. At the end of the period, the fair value of these
AP Moeller - Maersk A/S - A shares	135		335		securities totaled $21 or 0.00% of net assets.
AP Moeller - Maersk A/S - B shares	324		848
Asciano Ltd	47,900		250
Aurizon Holdings Ltd	99,710		459
Central Japan Railway Co	7,100		944
ComfortDelGro Corp Ltd	99,000		184
Deutsche Post AG	44,530		1,654
DSV A/S	8,839		295
East Japan Railway Co	16,500		1,263
Groupe Eurotunnel SA	27,010		357
Hankyu Hanshin Holdings Inc	56,000		312
Hutchison Port Holdings Trust	257,000		193
Kamigumi Co Ltd	11,000		99
Keikyu Corp	23,000		185
Keio Corp	28,000		204
Keisei Electric Railway Co Ltd	14,000		130
Kintetsu Corp	89,000		313
Koninklijke Vopak NV	3,453		176

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		18 .74%
United Kingdom		17 .90%
France		9.63%
Switzerland		9.37%
Germany		8.82%
Australia		7.45%
Netherlands		4.38%
United States		4.23%
Spain		3.45%
Sweden		2.97%
Hong Kong		2.58%
Italy		2.30%
Singapore		1.37%
Denmark		1.27%
Belgium		1.16%
Finland		0.86%
Norway		0.69%
Ireland		0.68%
Israel		0.48%
Luxembourg		0.34%
Austria		0.25%
Macao		0.20%
Portugal		0.18%
New Zealand		0.12%
Bermuda		0.10%
Jersey, Channel Islands		0.05%
Guernsey		0.05%
Mexico		0.02%
China		0.01%
Other Assets in Excess of Liabilities, Net		0.35%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
eMini MSCI EAFE; June 2014	Long	55	$5,092		$5,386	$294
Total						$294

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2014 (unaudited)

	COMMON STOCKS - 2.82%	Shares Held	Value	(000	's)			Principal

	Publicly Traded Investment Fund - 2.82%						MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
	Market Vectors High Yield Municipal Index	8,931		$273		Iowa	- 4.19%
	ETF						Iowa Finance Authority
	Market Vectors Short High-Yield Municipal	10,000		255			5.00%, 12/01/2019	$1,000		$1,042
	Index ETF
	SPDR Nuveen S&P High Yield Municipal	3,040		172
	Bond ETF						Maryland - 1.70%
							Maryland Economic Development Corp
				$700			5.38%, 06/01/2025	390		422
	TOTAL COMMON STOCKS			$700
		Principal
BONDS	- 3.43%	Amount (000's)	Value	(000	's)		Michigan - 2.03%
							Michigan Finance Authority
	U.S. Municipals - 3.43%						4.38%, 08/20/2014	500		504
	Oglala Sioux Tribe
	5.00%, 10/01/2022	$350		$346
	5.75%, 10/01/2025	500		506			New Jersey - 4.28%
				$852			New Jersey Economic Development
	TOTAL BONDS			$852			Authority
		Principal					5.63%, 11/15/2030	1,000		1,064
	MUNICIPAL BONDS - 101.18%	Amount (000's)	Value	(000	's)

	Alabama - 0.60%						New York - 2.12%
	Alabama Industrial Development Authority						Brooklyn Arena Local Development Corp
	6.45%, 12/01/2023	$150		$150			6.25%, 07/15/2040	480		528

	California - 40.35%						Oklahoma - 4.15%
	Abag Finance Authority for Nonprofit Corps						Tulsa Airports Improvement Trust
	5.00%, 08/01/2043	500		546			5.50%, 06/01/2035	1,000		1,032
	California Educational Facilities Authority
	5.00%, 10/01/2038(a)	900		1,005			Oregon - 2.19%
	5.00%, 01/01/2039(a)	1,724		1,884			Warm Springs Reservation Confederated
	California Statewide Communities						Tribe
	Development Authority (credit support from						6.38%, 11/01/2033	500		545
	GNMA COLL)
	4.90%, 07/20/2039(b)	500		514
	California Statewide Financing Authority						Pennsylvania - 8.64%
	6.00%, 05/01/2043	1,000		1,000			Allegheny County Industrial Development
	La Verne Public Financing Authority						Authority
	7.25%, 09/01/2026	700		701			6.00%, 07/15/2038	400		377
	Morongo Band of Mission Indians/The						City of Scranton PA
	6.50%, 03/01/2028(c)	825		900			7.25%, 09/01/2023	400		368
	Sacramento Area Flood Control						8.50%, 09/01/2022	200		195
	Agency (credit support from BAM)						Pennsylvania Economic Development
	5.00%, 10/01/2039(b),(d)	500		548			Financing Authority
	San Diego Community College District						6.00%, 06/01/2031	500		501
	5.25%, 08/01/2033(a)	1,050		1,213			Pottsville Hospital Authority/PA
	University of California						6.50%, 07/01/2028	700		705
	5.25%, 05/15/2039(a)	1,500		1,719						$2,146
				$10,030			Puerto Rico - 5.35%
	Florida - 2.02%						Government Development Bank for Puerto
	Orange County Housing Finance Authority						Rico
	7.00%, 10/01/2025	500		501			5.00%, 12/01/2014	520		518
							Puerto Rico Electric Power Authority
							6.75%, 07/01/2036	455		314
	Georgia - 2.37%						Puerto Rico Highways & Transportation
	City of Atlanta GA						Authority (credit support from FGIC)
	7.38%, 01/01/2031	500		590			5.25%, 07/01/2014(b)	500		499
										$1,331

	Illinois - 4.58%					Texas	- 8.20%
	State of Illinois						City of Houston TX Airport System Revenue
	5.50%, 07/01/2027	1,000		1,139			4.50%, 07/01/2020(d)	1,000		1,018
							Texas Private Activity Bond Surface
	Indiana - 3.29%						Transportation Corp
	Indiana Finance Authority						6.88%, 12/31/2039	550		645
	5.75%, 08/01/2042	500		490			7.00%, 12/31/2038	300		372
	Town of Shoals IN									$2,035
	7.25%, 11/01/2043	300		327
				$817

See accompanying notes.

			Schedule of Investments
			Opportunistic Municipal Fund
			May 31, 2014 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Virginia - 1.34%
Fairfax County Industrial Development
Authority
5.00%, 05/15/2035(a)	$300		$333

Washington - 1.01%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	250		251

Wisconsin - 2.77%
Public Finance Authority
6.00%, 07/15/2042	665		689

TOTAL MUNICIPAL BONDS			$25,149
Total Investments			$26,701
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (14.68)%
Notes with interest rates of 0.07%-0.08% at	$(3,649)		$(3,649)
May 31, 2014 and contractual maturity of
collateral from 2017-2020.(e)
Total Net Investments			$23,052
Other Assets in Excess of Liabilities, Net - 7.25%			$1,803
TOTAL NET ASSETS - 100.00%			$24,855

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(b)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $900 or 3.62% of net assets.
(d)	Security purchased on a when-issued basis.
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at May 31, 2014

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	76 .59%
General Obligation Unlimited	11 .72%
Insured	6.28%
Government	3.43%
Exchange Traded Funds	2.82%
Tax Allocation	2.37%
Prerefunded	2.19%
Revenue Notes	2.03%
Liability For Floating Rate Notes Issued	(14.68)%
Other Assets in Excess of Liabilities, Net	7.25%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2014 (unaudited)

COMMON STOCKS - 0.02%	Shares Held	Value	(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.02%					Diversified Financial Services (continued)
BlackRock Credit Allocation Income Trust	65,087		$897		Charles Schwab Corp/The	12,535		$315
					Citigroup Capital XIII	272,299		7,461
TOTAL COMMON STOCKS			$897		Corporate-Backed Trust Certificates 6.00%;	105,618		2,669
INVESTMENT COMPANIES - 4.45%	Shares Held	Value	(000	's)	Series GS (b)
					Corporate-Backed Trust Certificates 6.30%;	3,975		100
Publicly Traded Investment Fund - 4.45%					Series GS
Cash Account Trust - Government & Agency	199,040,379		199,040		General Electric Capital Corp 4.70% (b)	90,400		2,074
Portfolio - DWS Government Cash					General Electric Capital Corp 4.88% (b)	272,022		6,616
Goldman Sachs Financial Square Funds -	11,860,924		11,861		General Electric Capital Corp 4.88% (b)	566,743		13,625
Government Fund (a)					Merrill Lynch Capital Trust I (b)	331,100		8,426
			$210,901		Merrill Lynch Capital Trust II (b)	135,104		3,440
TOTAL INVESTMENT COMPANIES			$210,901		Merrill Lynch Preferred Capital Trust III	4,800		123
CONVERTIBLE PREFERRED STOCKS -					Merrill Lynch Preferred Capital Trust V (b)	101,682		2,622
0.97%	Shares Held	Value	(000	's)	Morgan Stanley Capital Trust III (b)	350,590		8,884
					Morgan Stanley Capital Trust IV (b)	513,971		13,101
Banks - 0.97%
Wells Fargo & Co	37,599		46,059		Morgan Stanley Capital Trust V	422,449		10,671
					Morgan Stanley Capital Trust VI (b)	330,421		8,389
TOTAL CONVERTIBLE PREFERRED STOCKS			$46,059		Morgan Stanley Capital Trust VII	204,827		5,209
					Morgan Stanley Capital Trust VIII (b)	97,505		2,473
PREFERRED STOCKS - 43.27%	Shares Held	Value	(000	's)	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,801		448
Banks - 12.65%					PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200		1,506
AgriBank FCB	61,700		6,399		SATURNS 2004-04	86,086		2,165
Bank of America Corp 6.38%; Series III (b)	26,378		660					$130,636
Bank of America Corp 6.63%; Series I (b)	201,813		5,324
Bank of New York Mellon Corp/The	159,200		3,765		Electric - 3.47%
Barclays Bank PLC 7.10%	1,020,235		26,067		Alabama Power Co	89,000		2,359
Barclays Bank PLC 7.75%	607,340		15,554		Dominion Resources Inc/VA	1,159,169		29,756
					DTE Energy Co 5.25% (b)	326,300		7,449
Barclays Bank PLC 8.13%	288,639		7,438		Duke Energy Corp (b)	425,148		10,208
Capital One Financial Corp	573,401		13,848
Citigroup Inc 5.80%; Series C (b)	48,953		1,181		Entergy Arkansas Inc 4.90%	269,966		6,269
					Entergy Arkansas Inc 5.75% (b)	34,863		879
Citigroup Inc 6.88%; Series K	440,000		11,779
City National Corp/CA (b)	219,000		5,015		Entergy Louisiana LLC 4.70%	476,100		10,569
					Entergy Louisiana LLC 5.25% (b)	247,100		6,069
COBANK ACB 11.00%; Series D	115,000		6,012
Countrywide Capital V	218,131		5,619		Entergy Louisiana LLC 5.88%	5,915		151
Countrywide Financial Corp (b)	682,448		17,471		Entergy Louisiana LLC 6.00%	3,369		85
Cullen/Frost Bankers Inc	299,700		7,061		Entergy Mississippi Inc	17,384		442
Deutsche Bank Capital Funding Trust IX	16,450		423		Entergy New Orleans Inc	9,500		221
					Entergy Texas Inc (c)	2,403		60
Deutsche Bank Capital Funding Trust VIII	397,803		10,160
Deutsche Bank Contingent Capital Trust II	2,235,612		58,305		Entergy Texas Inc 7.88%	939,997		23,566
Deutsche Bank Contingent Capital Trust III (b)	529,600		14,628		Georgia Power Co 6.50%	92,300		9,788
FirstMerit Corp (b)	331,400		7,983		Gulf Power Co 6.00%	60,914		6,104
Goldman Sachs Group Inc/The	339,139		8,146		Gulf Power Co 6.45%	4,600		464
HSBC Holdings PLC 6.20%	1,050,031		26,786		Interstate Power & Light Co	482,400		11,915
HSBC Holdings PLC 8.00%	568,600		15,392		NextEra Energy Capital Holdings Inc 5.00%	510,093		10,942
HSBC USA Inc 2.86%	825,638		40,301		NextEra Energy Capital Holdings Inc - Series	319,545		7,698
HSBC USA Inc 4.50%	1,147,982		28,746		G
HSBC USA Inc 6.50%	2,085,705		53,040		NextEra Energy Capital Holdings Inc - Series	177,585		4,305
JP Morgan Chase & Co	235,016		5,417		H
JP Morgan Chase Capital XXIX	213,800		5,580		NextEra Energy Capital Holdings Inc - Series I	671,456		14,759
Lloyds Banking Group PLC	130,471		3,521		SCANA Corp	20,135		526
M&T Bank Corp - Series A	5,400		5,692					$164,584
M&T Bank Corp - Series C	7,100		6,986		Hand & Machine Tools - 0.57%
Morgan Stanley (b)	48,882		1,006		Stanley Black & Decker Inc	1,069,850		26,853
PNC Financial Services Group Inc/The	1,723,683		46,695
Royal Bank of Scotland Group PLC 5.75%;	591,134		13,797
Series L					Insurance - 10.01%
Royal Bank of Scotland Group PLC 6.75%;	7,600		190		Aegon NV 4.00%	66,900		1,561
Series Q					Aegon NV 6.38%	975,042		24,834
Santander Finance Preferred SAU	38,446		1,010		Aegon NV 6.50%	247,358		6,241
State Street Corp 5.25%; Series C	1,446,400		33,296		Aegon NV 8.00%	63,317		1,827
State Street Corp 5.90%; Series D	241,300		6,305		Aflac Inc	1,128,600		27,583
TCF Financial Corp (b)	229,023		6,012		Allstate Corp/The 5.10%	540,300		13,556
US Bancorp/MN - Series A	6,703		5,644		Allstate Corp/The 6.63%	99,000		2,603
US Bancorp/MN - Series G (b)	2,083,302		58,291		American Financial Group Inc/OH 5.75% (b)	434,828		10,819
Wells Fargo & Co	128,627		3,347		Arch Capital Group Ltd	703,190		18,417
			$599,892		Aspen Insurance Holdings Ltd 5.95%	936,500		23,750
					Aspen Insurance Holdings Ltd 7.25%	143,802		3,858
Diversified Financial Services - 2.75%					Axis Capital Holdings Ltd 5.50%	174,210		3,883
Affiliated Managers Group Inc 5.25%	77,887		2,009		Axis Capital Holdings Ltd 6.88%	2,072,850		54,475
Affiliated Managers Group Inc 6.38%	17,188		440		Delphi Financial Group Inc 7.38%	527,604		12,893
Ameriprise Financial Inc	1,115,265		27,870		Hartford Financial Services Group Inc/The	1,014,436		30,514

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2014 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)		PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)						Savings & Loans - 0.48%
ING Groep NV 6.13%	69,848		$1,769			Astoria Financial Corp	108,000		$2,661
ING Groep NV 6.20%	30,250		767			First Niagara Financial Group Inc	704,500		20,121
ING Groep NV 6.38%	849,100		21,499						$22,782
ING Groep NV 7.05%	1,019,994		26,091
ING Groep NV 7.20%	166,345		4,272			Sovereign - 1.18%
ING Groep NV 7.38%	862,200		22,331			Farm Credit Bank of Texas 10.00%	23,800		28,969
						Farm Credit Bank of Texas 6.75% (e)	258,000		26,969
PartnerRe Ltd 5.88%	15,416		372
PartnerRe Ltd 6.50%	150,472		3,798						$55,938
PartnerRe Ltd 7.25%	13,598		371			Telecommunications - 4.00%
PLC Capital Trust V	250,879		6,252			Centaur Funding Corp 9.08% (e)	40,903		50,937
Protective Life Corp 6.00%	20,311		502			Qwest Corp 6.13%	885,400		20,603
Protective Life Corp 6.25% (b)	336,151		8,451			Qwest Corp 7.00%	520,255		13,626
Prudential PLC 6.50%	92,849		2,396			Qwest Corp 7.00%	253,178		6,651
Prudential PLC 6.75%	174,600		4,517			Qwest Corp 7.38%	372,908		9,800
Reinsurance Group of America Inc	577,300		15,477			Qwest Corp 7.50%	949,111		25,360
RenaissanceRe Holdings Ltd - Series C	111,315		2,762			Telephone & Data Systems Inc 6.63%	294,682		7,361
RenaissanceRe Holdings Ltd - Series E	719,805		16,080			Telephone & Data Systems Inc 7.00%	1,208,015		31,747
Torchmark Corp	472,900		11,695			United States Cellular Corp	118,184		3,041
WR Berkley Corp	1,338,656		30,414			Verizon Communications Inc	806,431		20,556
XLIT Ltd	68,819		58,238						$189,682
			$474,868			TOTAL PREFERRED STOCKS			$2,051,894
Media - 0.26%							Principal
Comcast Corp	488,466		12,216		BONDS	- 50.47%	Amount (000's)	Value	(000	's)
					Banks	- 20.85%
REITS - 7.90%						Abbey National Capital Trust I
Boston Properties Inc (b)	9,289		211			8.96%, 12/31/2049	$14,438		$18,336
Digital Realty Trust Inc - Series H	94,200		2,420			BAC Capital Trust XIII
Digital Realty Trust Inc - Series E	544,619		13,964			4.00%, 12/29/2049(f)	34,064		27,592
Digital Realty Trust Inc - Series G	88,022		1,966			Banco do Brasil SA/Cayman
Duke Realty Corp 6.50%	279,617		6,999			6.25%, 12/29/2049(e),(f)	27,700		23,337
Duke Realty Corp 6.60%	81,400		2,035			Barclays Bank PLC
Duke Realty Corp 6.63%	252,927		6,361			6.28%, 12/29/2049	20,800		22,040
Health Care REIT Inc (b)	617,185		15,997			6.86%, 09/29/2049(e),(f)	18,132		20,444
Hospitality Properties Trust 7.13%; Series D	408,113		10,664			7.43%, 09/29/2049(e),(f)	10,001		11,501
Kimco Realty Corp 5.50%	706,043		16,218			Barclays PLC
Kimco Realty Corp 5.63% (b)	450,895		10,501			8.25%, 12/29/2049(f)	26,600		28,728
Kimco Realty Corp 6.00% (b)	668,300		16,701			BNP Paribas SA
Kimco Realty Corp 6.90%	338,815		8,843			7.20%, 06/29/2049(e)	3,800		4,375
National Retail Properties Inc	455,621		11,659			BPCE SA
Prologis Inc - Series Q	128,700		8,185			5.70%, 10/22/2023(e)	6,000		6,488
PS Business Parks Inc	380,000		8,881			6.75%, 01/29/2049	11,500		11,596
PS Business Parks Inc - Series R	130,211		3,356			CBA Capital Trust II
PS Business Parks Inc - Series S	51,615		1,312			6.02%, 03/29/2049(e)	3,400		3,583
PS Business Parks Inc - Series T	79,059		1,927			Citigroup Inc
PS Business Parks Inc - Series U	527,524		12,360			5.90%, 12/29/2049	200		201
Public Storage Inc 5.20%; Series W	150,404		3,384			5.95%, 12/29/2049	5,000		5,037
Public Storage Inc 5.20%; Series X	85,700		1,947			8.40%, 04/29/2049	5,000		5,862
Public Storage Inc 5.38%; Series V	147,112		3,385			Cooperatieve Centrale Raiffeisen-
Public Storage Inc 5.63%; Series U	1,300		31			Boerenleenbank BA/Netherlands
Public Storage Inc 5.75%; Series T	442,900		10,913			11.00%, 12/29/2049(e),(f)	56,107		75,256
Public Storage Inc 5.90%; Series S	56,300		1,415			Countrywide Capital III
Public Storage Inc 6.35%; Series R	746,444		19,370			8.05%, 06/15/2027	6,312		7,912
Public Storage Inc 6.38%; Series Y	122,727		3,165			Credit Agricole SA
Public Storage Inc 6.50%; Series Q	7,688		203			7.88%, 01/29/2049(e)	8,000		8,626
Public Storage Inc - Series Z (c),(d)	213,500		5,327			8.38%, 12/31/2049(e),(f)	11,000		12,925
Realty Income Corp - Series D	239,131		6,095			9.75%, 06/29/2049	13,592		14,136
Realty Income Corp - Series F	853,083		21,958			Credit Suisse AG
Regency Centers Corp 6.00%	441,029		10,567			6.50%, 08/08/2023(e)	46,136		51,153
Regency Centers Corp 6.63%	230,854		5,945			Credit Suisse Group AG
Senior Housing Properties Trust (b)	115,931		2,708			7.50%, 12/11/2049(e),(f)	19,150		20,898
Ventas Realty LP / Ventas Capital Corp	294,237		7,091			Credit Suisse Group Guernsey I Ltd
Vornado Realty LP	1,432,058		37,090			7.88%, 02/24/2041(f)	3,900		4,217
Vornado Realty Trust - Series I	103,392		2,638			Fifth Third Bancorp
Vornado Realty Trust - Series J (b)	174,963		4,633			5.10%, 12/29/2049(f)	5,100		4,794
Vornado Realty Trust - Series K (b)	915,603		21,700			First Empire Capital Trust I
Vornado Realty Trust - Series L	420,525		9,664			8.23%, 02/01/2027	13,750		13,987
Weingarten Realty Investors 6.50%	203,265		5,157			First Empire Capital Trust II
Weingarten Realty Investors 8.10%	1,427,757		29,497			8.28%, 06/01/2027	4,500		4,573
			$374,443			First Hawaiian Capital I
						8.34%, 07/01/2027	8,410		8,523
See accompanying notes.						111

Schedule of Investments
Preferred Securities Fund
May 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)					Diversified Financial Services (continued)
First Union Capital II					Macquarie PMI LLC
7.95%, 11/15/2029	$3,700		$4,605		8.38%, 12/29/2049	$3,000		$3,183
Goldman Sachs Group Inc/The					ZFS Finance USA Trust V
5.70%, 12/29/2049(f)	28,500		29,925		6.50%, 05/09/2067(e)	19,683		21,012
HSBC Capital Funding LP/Jersey								$262,357
10.18%, 12/29/2049(e),(f)	29,900		44,177
HSBC USA Capital Trust I					Electric - 2.03%
7.81%, 12/15/2026(e)	300		304		Electricite de France
					5.25%, 01/29/2049(e),(f)	59,880		61,557
HSBC USA Capital Trust II					5.63%, 12/29/2049(e),(f)	6,000		6,240
8.38%, 05/15/2027(e)	630		638
HSBC USA Capital Trust III					Integrys Energy Group Inc
					6.11%, 12/01/2066(f)	582		587
7.75%, 11/15/2026	7,200		7,281
JP Morgan Chase & Co					NextEra Energy Capital Holdings Inc
					6.35%, 10/01/2066(f)	2,000		1,973
6.13%, 12/29/2049(f)	22,000		22,165
					6.65%, 06/15/2067(f)	3,000		3,024
6.75%, 01/29/2049(f)	112,907		121,940
					7.30%, 09/01/2067(f)	14,455		15,973
JP Morgan Chase Capital XXI
1.17%, 02/02/2037(f)	8,131		6,688		PPL Capital Funding Inc
					6.70%, 03/30/2067(f)	4,875		4,905
KeyCorp Capital III
7.75%, 07/15/2029	3,500		4,318		RWE AG
					7.00%, 10/12/2072(f)	1,700		1,884
Lloyds Banking Group PLC
6.41%, 01/29/2049(e)	34,174		37,079					$96,143
6.66%, 01/29/2049(e)	32,281		35,348		Hand & Machine Tools - 0.25%
7.50%, 04/30/2049(f)	19,198		20,566		Stanley Black & Decker Inc
M&T Bank Corp					5.75%, 12/15/2053	10,950		11,840
6.45%, 12/29/2049(f)	1,615		1,708
6.88%, 12/29/2049	41,800		42,105
Morgan Stanley					Insurance - 19.86%
5.45%, 12/29/2049(f)	11,100		11,489		ACE Capital Trust II
PNC Financial Services Group Inc/The					9.70%, 04/01/2030	5,490		8,105
6.75%, 07/29/2049(f)	26,900		29,657		Aegon NV
					2.85%, 07/29/2049(f)	4,648		4,192
RBS Capital Trust IV
1.03%, 09/29/2049(f)	11,167		10,776		AIG Life Holdings Inc
					7.57%, 12/01/2045(e)	25,815		33,172
Royal Bank of Scotland Group PLC
7.65%, 08/29/2049(f)	15,480		17,957		8.50%, 07/01/2030	30,200		40,162
Societe Generale SA					Allstate Corp/The
0.98%, 12/29/2049(e),(f)	5,750		5,175		6.50%, 05/15/2067	12,505		13,599
7.88%, 12/29/2049(e),(f)	6,500		6,845		American International Group Inc
8.25%, 09/29/2049(f)	3,250		3,559		8.18%, 05/15/2068	1,500		2,029
8.75%, 10/29/2049	26,112		27,423		Aon Corp
Standard Chartered PLC					8.21%, 01/01/2027	4,500		5,787
0.56%, 07/29/2049(f)	2,000		1,300		AXA SA
7.01%, 07/29/2049(e)	18,850		21,159		6.38%, 12/29/2049(e),(f)	21,968		23,808
State Street Capital Trust IV					8.60%, 12/15/2030	13,565		18,182
1.23%, 06/01/2077(f)	600		501		Catlin Insurance Co Ltd
					7.25%, 07/29/2049(e)	63,096		65,304
Wachovia Capital Trust III
5.57%, 03/29/2049(f)	4,167		4,063		Dai-ichi Life Insurance Co Ltd/The
					7.25%, 12/29/2049(e),(g)	13,250		15,966
Wells Fargo & Co
7.98%, 12/31/2049(f)	47,100		53,635		Everest Reinsurance Holdings Inc
					6.60%, 05/01/2067(f)	34,120		35,698
			$988,506
					Great-West Life & Annuity Insurance Capital
Chemicals - 0.52%					LP
Sinochem Global Capital Co Ltd					6.63%, 11/15/2034(e)	7,000		7,732
5.00%, 12/29/2049(e),(f)	24,450		24,695		Great-West Life & Annuity Insurance Capital
					LP II
					7.15%, 05/16/2046(e),(f)	8,750		9,056
Diversified Financial Services - 5.53%
American Express Co					Liberty Mutual Group Inc
					7.00%, 03/07/2067(e),(f)	16,938		17,954
6.80%, 09/01/2066(f)	9,094		10,037
					7.80%, 03/07/2087(e)	40,488		47,776
Charles Schwab Corp/The
7.00%, 02/28/2049(f)	26,600		31,122		Lincoln National Corp
					6.05%, 04/20/2067(f)	27,905		28,324
Citigroup Capital III
7.63%, 12/01/2036	2,700		3,294		MetLife Capital Trust IV
					7.88%, 12/15/2067(e)	19,200		23,616
General Electric Capital Corp
6.25%, 12/31/2049(f)	59,725		65,548		MetLife Capital Trust X
					9.25%, 04/08/2068(e)	27,375		37,504
6.38%, 11/15/2067(f)	10,615		11,837
7.13%, 12/29/2049(f)	56,500		66,670		MetLife Inc
Glen Meadow Pass-Through Trust					10.75%, 08/01/2069	2,000		3,120
6.51%, 02/12/2067(e),(f)	785		781		Mitsui Sumitomo Insurance Co Ltd
					7.00%, 03/15/2072(e)	125		149
Goldman Sachs Capital I
6.35%, 02/15/2034	42,987		48,873		MMI Capital Trust I
					7.63%, 12/15/2027	1,073		1,293

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2014 (unaudited)

			Portfolio Summary (unaudited)

	Principal		Sector	Percent
BONDS (continued)	Amount (000's)	Value (000's)	Financial	81 .00%
			Utilities	5.50%
Insurance (continued)			Exchange Traded Funds	4.47%
Nationwide Financial Services Inc			Communications	4.26%
6.75%, 05/15/2067	$68,095	$70,819	Industrial	1.87%
Provident Financing Trust I			Government	1.18%
7.41%, 03/15/2038	15,250	17,285	Basic Materials	0.52%
Prudential Financial Inc			Energy	0.38%
5.63%, 06/15/2043(f)	76,965	81,006	Other Assets in Excess of Liabilities, Net	0.82%
5.88%, 09/15/2042(f)	11,675	12,463	TOTAL NET ASSETS	100.00%
Prudential PLC
6.50%, 06/29/2049	42,448	43,053
7.75%, 12/29/2049	4,800	5,232
QBE Capital Funding III Ltd
7.25%, 05/24/2041(e),(f)	82,745	89,054
Sirius International Group Ltd
7.51%, 05/29/2049(e),(f)	1,175	1,236
Sompo Japan Insurance Inc
5.33%, 03/28/2073(e),(f)	60,300	64,887
Sumitomo Life Insurance Co
6.50%, 09/20/2073(e),(f)	15,500	18,174
Swiss Re Capital I LP
6.85%, 05/29/2049(e),(f)	35,620	38,113
Voya Financial Inc
5.65%, 05/15/2053(f)	36,851	37,358
ZFS Finance USA Trust II
6.45%, 12/15/2065(e),(f)	18,850	20,358
		$941,566

Miscellaneous Manufacturing - 0.42%
GE Capital Trust I
6.38%, 11/15/2067	18,008	20,034

Pipelines - 0.38%
DCP Midstream LLC
5.85%, 05/21/2043(e),(f)	15,865	14,992
5.85%, 05/21/2043(f)	3,000	2,835
		$17,827

Transportation - 0.63%
BNSF Funding Trust I
6.61%, 12/15/2055(f)	27,260	30,156

TOTAL BONDS		$2,393,124
Total Investments		$4,702,875
Other Assets in Excess of Liabilities, Net - 0.82%		$39,079
TOTAL NET ASSETS - 100.00%		$4,741,954

(a)		Security was purchased with the cash proceeds from securities loans.
(b)		Security or a portion of the security was on loan at the end of the period.
(c) Non-Income Producing Security
(d) Security purchased on a when-issued basis.
(e)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,110,353 or 23.42% of net assets.
(f)	Variable Rate. Rate shown is in effect at May 31, 2014.
(g) Security is Illiquid

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2014 (unaudited)

COMMON STOCKS - 96.60%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Automobile Manufacturers - 1.59%			Healthcare - Products - 2.68%
New Flyer Industries Inc	1,455,749	$16,460	STERIS Corp	203,590		$10,896
			Teleflex Inc	157,581		16,805

Automobile Parts & Equipment - 1.30%						$27,701
Autoliv Inc (a)	126,331	13,391	Housewares - 1.17%
			Newell Rubbermaid Inc	412,380		12,074
Banks - 7.64%
City Holding Co	147,257	6,363	Insurance - 7.66%
Community Trust Bancorp Inc	265,256	9,103	Arthur J Gallagher & Co	206,192		9,450
First Financial Bancorp	414,063	6,733	Fidelity National Financial Inc	423,840		14,131
FirstMerit Corp	826,138	15,424	HCC Insurance Holdings Inc	233,746		10,981
PacWest Bancorp	370,676	14,983	OneBeacon Insurance Group Ltd	163,807		2,505
Umpqua Holdings Corp	854,052	14,152	PartnerRe Ltd	147,963		15,887
Washington Trust Bancorp Inc	356,483	12,195	Protective Life Corp	241,423		12,626
		$78,953	Validus Holdings Ltd	362,741		13,541

Chemicals - 5.17%						$79,121
Cabot Corp	271,856	15,373	Investment Companies - 2.88%
Huntsman Corp	548,277	14,634	Ares Capital Corp	1,204,996		20,774
Rockwood Holdings Inc	156,529	11,954	Triangle Capital Corp	341,005		8,951
RPM International Inc	266,373	11,473				$29,725
		$53,434
			Machinery - Diversified - 3.80%
Coal - 1.01%			AGCO Corp	297,203		16,037
Alliance Resource Partners LP	114,653	10,428	Applied Industrial Technologies Inc	190,708		9,082
			IDEX Corp	184,432		14,142
Commercial Services - 1.29%						$39,261
Landauer Inc	121,487	5,756	Media - 1.46%
McGrath RentCorp	221,514	7,594	Sinclair Broadcast Group Inc	508,409		15,039
		$13,350

Computers - 2.43%			Miscellaneous Manufacturing - 1.30%
j2 Global Inc	353,097	16,723	Crane Co	180,913		13,407
MTS Systems Corp	125,878	8,333

		$25,056	Oil & Gas - 8.18%
Consumer Products - 2.26%			BreitBurn Energy Partners LP	521,621		11,183
Kimberly-Clark de Mexico SAB de CV ADR	428,014	5,723	Calumet Specialty Products Partners LP	605,928		19,250
Tupperware Brands Corp	209,990	17,580	HollyFrontier Corp	212,498		10,465
		$23,303	Pengrowth Energy Corp	2,368,780		14,965
			Suburban Propane Partners LP	268,953		12,485
Diversified Financial Services - 0.65%			Vermilion Energy Inc	187,016		12,629
Fly Leasing Ltd ADR	476,721	6,669	Zargon Oil & Gas Ltd	406,570		3,525
						$84,502
Electric - 4.09%
Allete Inc	217,799	10,818	Packaging & Containers - 0.98%
Alliant Energy Corp	213,501	12,447	Packaging Corp of America	146,360		10,122
Great Plains Energy Inc	142,428	3,625
ITC Holdings Corp	146,508	5,362	Pipelines - 2.10%
PNM Resources Inc	350,385	9,972	Atlas Pipeline Partners LP	665,390		21,692
		$42,224

Electrical Components & Equipment - 1.07%			Private Equity - 1.70%
Hubbell Inc	94,717	11,082	Hercules Technology Growth Capital Inc (a)	1,154,486		17,594

Electronics - 1.39%			REITS - 16.86%
Garmin Ltd	244,134	14,382	Agree Realty Corp	344,370		10,620
			Alexandria Real Estate Equities Inc	206,624		15,722
			BioMed Realty Trust Inc	803,326		17,432
Food - 1.00%			Capstead Mortgage Corp	1,189,875		15,671
B&G Foods Inc	302,264	10,356	Colony Financial Inc	482,160		10,685
			CYS Investments Inc	2,146,077		19,830
Gas - 1.83%			Digital Realty Trust Inc	371,736		21,375
ONE Gas Inc	307,560	11,266	EastGroup Properties Inc	66,735		4,248
Vectren Corp	190,806	7,609	EPR Properties	224,644		12,113
		$18,875	Hatteras Financial Corp	632,818		12,840
			Medical Properties Trust Inc	917,574		12,405
Hand & Machine Tools - 2.73%			Omega Healthcare Investors Inc (a)	574,780		21,204
Lincoln Electric Holdings Inc	171,662	11,276				$174,145
Snap-on Inc	144,247	16,916
		$28,192	Semiconductors - 4.29%
			Cypress Semiconductor Corp (b)	1,089,154		11,164

See accompanying notes.

		Schedule of Investments
	Small-MidCap Dividend Income Fund
		May 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Semiconductors (continued)
Maxim Integrated Products Inc	431,044	$14,763
Microchip Technology Inc	313,038	14,900
MKS Instruments Inc	118,850	3,429
		$44,256

Software - 1.31%
Computer Programs & Systems Inc	213,143	13,552

Telecommunications - 1.77%
Consolidated Communications Holdings Inc	296,866	6,062
Harris Corp	158,383	12,235
		$18,297

Toys, Games & Hobbies - 1.89%
Hasbro Inc	364,309	19,563

Trucking & Leasing - 1.12%
TAL International Group Inc	264,920	11,609

TOTAL COMMON STOCKS		$997,815
INVESTMENT COMPANIES - 4.42%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 4.42%
Goldman Sachs Financial Square Funds -	14,602,633	14,603
Government Fund (c)
JP Morgan US Government Money Market	31,065,230	31,065
Fund
		$45,668
TOTAL INVESTMENT COMPANIES		$45,668
Total Investments		$1,043,483
Liabilities in Excess of Other Assets, Net - (1.02)%		$(10,488)
TOTAL NET ASSETS - 100.00%		$1,032,995

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
(c)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)

Sector	Percent
Financial	37 .39%
Industrial	12 .39%
Energy	11 .29%
Technology	8.03%
Consumer, Non-cyclical	7.23%
Consumer, Cyclical	5.95%
Utilities	5.92%
Basic Materials	5.17%
Exchange Traded Funds	4.42%
Communications	3.23%
Liabilities in Excess of Other Assets, Net	(1.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Glossary to the Schedule of Investments
May 31, 2014 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD/$	United States Dollar

See accompanying notes. 116

At May 31, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized Appreciation	Cost for Federal Income Tax
	Appreciation	(Depreciation)	(Depreciation)	Purposes
Blue Chip Fund	$48,165	$(2,447)	$45,718	$375,845
Bond Market Index Fund	32,626	(7,220)	25,406	1,629,320
Capital Securities Fund	530	(39)	491	42,464
Diversified Real Asset Fund	255,963	(18,823)	237,140	2,232,041
Global Multi-Strategy Fund	124,490	(27,053)	97,437	1,494,725
Global Opportunities Fund	139,065	(14,525)	124,540	1,237,597
International Equity Index Fund	121,157	(13,011)	108,146	583,800
Opportunistic Municipal Fund	872	(240)	632	22,422
Preferred Securities Fund	414,747	(39,701)	375,046	4,322,507
Small-MidCap Dividend Income Fund	165,921	(14,877)	151,044	892,439

Security Valuation

Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund (known as the “Funds”) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

  Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

  Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

  Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition is being adopted for the transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. In addition, at the end of the period, there were no funds that had a significant Level 3 balance. The table below includes the amounts that were transferred from Level 2 to Level 1 at May 31, 2014 due to movement from bid to close prices received for preferred securities:

Global Multi-Strategy Fund	$1,841,181
Preferred Securities Fund	$5,675,067

The following is a summary of the inputs used as of May 31, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$420,901	$—	$—	$420,901
Investment Companies	662	—	—	662
Total investments in securities $	421,563	$—	$—	$421,563

Bond Market Index Fund
Bonds	$—	$543,524	$500	$544,024
Investment Companies	128,640	—	—	128,640
Municipal Bonds	—	16,842	—	16,842
U.S. Government & Government Agency Obligations	—	965,220	—	965,220
Total investments in securities $	128,640	$1,525,586	$500	$1,654,726
Short Sales
U.S. Government & Government Agency Obligations	$—	$(5,540)	$—	$(5,540)

Capital Securities Fund
Bonds	$—	$37,129	$—	$37,129
Preferred Stocks
Communications	—	2,900	—	2,900
Financial	1,865	—	—	1,865
Utilities	—	1,061	—	1,061
Total investments in securities $	1,865	$41,090	$—	$42,955

Diversified Real Asset Fund
Bonds	$—	$191,723	$—	$191,723
Commodity Indexed Structured Notes	—	131,883	—	131,883
Common Stocks
Basic Materials	50,685	35,078	—	85,763
Communications	15,113	7,230	—	22,343
Consumer, Cyclical	6,803	5,190	—	11,993
Consumer, Non-cyclical	31,084	39,079	—	70,163
Diversified	1,744	1,647	—	3,391
Energy	533,705	10,642	—	544,347
Financial	168,683	83,739	—	252,422
Industrial	57,300	41,910	—	99,210
Utilities	50,072	84,076	—	134,148
Investment Companies	103,257	—	—	103,257
Senior Floating Rate Interests	—	429,777	—	429,777
U.S. Government & Government Agency Obligations	—	388,137	—	388,137
Purchased Inflation Floor	—	3	—	3
Purchased Interest Rate Swaptions	—	617	—	617
Purchased Options	4	—	—	4
Total investments in securities $	1,018,450	$1,450,731	$—	$2,469,181
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$151	$—	$151
Interest Rate Contracts**
Futures	$64	$—	$—	$64
Interest Rate Swaps	—	153	—	153
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(27)	$—	$(27)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(116)	$—	$(116)
Futures	(253)	—	—	(253)
Interest Rate Swaps	—	(155)	—	(155)
Interest Rate Swaptions	—	(251)	—	(251)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund
Bonds	$—	$354,939	$6,394	$361,333
Certificate of Deposit	—	2,003	—	2,003
Common Stocks
Basic Materials	29,523	18,013	—	47,536
Communications	82,741	12,069	—	94,810
Consumer, Cyclical	91,728	25,025	—	116,753
Consumer, Non-cyclical	144,388	21,104	—	165,492
Diversified	249	237	—	486
Energy	55,491	5,086	—	60,577
Exchange Traded Funds	1,706	263	—	1,969
Financial	78,274	24,184	—	102,458
Industrial	83,073	28,588	—	111,661
Technology	83,034	11,058	—	94,092
Utilities	15,990	4,726	—	20,716
Convertible Bonds	—	43,477	650	44,127
Convertible Preferred Stocks
Basic Materials	549	—	—	549
Communications	—	—	39	39
Consumer, Non-cyclical	—	124	—	124
Energy	36	361	—	397
Financial	2,410	1,108	—	3,518
Technology	—	55	—	55
Utilities	672	—	—	672
Investment Companies	163,325	—	—	163,325
Municipal Bonds	—	200	—	200
Preferred Stocks
Basic Materials	—	5	—	5
Consumer, Cyclical	—	364	—	364
Consumer, Non-cyclical	—	45	—	45
Financial	1,868	958	—	2,826
Technology	—	162	—	162
Utilities	—	126	—	126
Repurchase Agreements	—	26,095	—	26,095
Senior Floating Rate Interests	—	36,445	—	36,445
U.S. Government & Government Agency Obligations	—	127,561	—	127,561
Purchased Interest Rate Swaptions	—	507	—	507
Purchased Forward Volatility Agreements	—	91	—	91
Purchased Options	5,043	—	—	5,043
Total investments in securities $	840,100	$744,979	$7,083	$1,592,162
Short Sales
Bonds	$—	$(21,915)	$—	$(21,915)
Common Stocks
Basic Materials	(8,886)	(5,751)	—	(14,637)
Communications	(30,504)	(3,214)	—	(33,718)
Consumer, Cyclical	(42,704)	(8,780)	—	(51,484)
Consumer, Non-cyclical	(52,868)	(4,085)	—	(56,953)
Diversified	(559)	—	—	(559)
Energy	(27,855)	(2,048)	—	(29,903)
Financial	(42,654)	(4,757)	—	(47,411)
Industrial	(24,549)	(14,665)	—	(39,214)
Technology	(29,790)	(2,880)	—	(32,670)
Utilities	(7,427)	(1,403)	—	(8,830)
Preferred Stocks
Consumer, Cyclical	—	(555)	—	(555)
Energy	—	(18)	—	(18)
U.S. Government & Government Agency Obligations	—	(19,235)	—	(19,235)
Assets
Credit Contracts**
Credit Default Swaps	$—	$327	$—	$327
Exchange Cleared Credit Default Swaps	—	85	—	85
Equity Contracts**
Futures	$2,998	$—	$—	$2,998
Synthetic Futures	$—	$20	$—	$20
Total Return Equity Basket Swaps	—	1,363	—	1,363
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$5,475	$—	$5,475
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$518	$—	$518
Futures	1,958	—	—	1,958
Interest Rate Swaps	—	138	—	138
Synthetic Futures	—	398	—	398

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(628)	$—	$(628)
Credit Default Swaptions	—	(199)	—	(199)
Exchange Cleared Credit Default Swaps	—	(273)	—	(273)
Equity Contracts**
Futures	$(4,874)	$—	$—	$(4,874)
Written Options	(5,648)	—	—	(5,648)
Synthetic Futures	—	(631)	—	(631)
Total Return Equity Basket Swaps	—	(401)	—	(401)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(6,254)	$—	$(6,254)
Written Options	—	(1)	—	(1)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(511)	$—	$(511)
Futures	(849)	—	—	(849)
Interest Rate Swaps	—	(287)	—	(287)
Interest Rate Swaptions	—	(684)	—	(684)
Synthetic Futures	—	(53)	—	(53)
Written Options	(26)	—	—	(26)

Global Opportunities Fund
Common Stocks
Basic Materials	$10,222	$23,995	$—	$34,217
Communications	70,828	30,907	—	101,735
Consumer, Cyclical	74,096	56,826	—	130,922
Consumer, Non-cyclical	338,262	141,298	—	479,560
Diversified	—	8,001	—	8,001
Energy	51,030	—	—	51,030
Financial	137,662	49,118	—	186,780
Industrial	76,076	93,426	—	169,502
Technology	77,691	—	—	77,691
Utilities	30,083	50,432	—	80,515
Investment Companies	42,184	—	—	42,184
Total investments in securities $	908,134	$454,003	$—	$1,362,137

International Equity Index Fund
Common Stocks
Basic Materials	$—	$48,521	$—	$48,521
Communications	—	48,675	—	48,675
Consumer, Cyclical	—	77,093	—	77,093
Consumer, Non-cyclical	—	149,639	—	149,639
Diversified	—	4,198	—	4,198
Energy	—	46,201	—	46,201
Exchange Traded Funds	21,025	—	—	21,025
Financial	—	167,717	—	167,717
Industrial	193	76,212	—	76,405
Technology	—	15,264	—	15,264
Utilities	—	25,110	—	25,110
Investment Companies	7,971	—	—	7,971
Preferred Stocks
Consumer, Cyclical	—	2,951	—	2,951
Consumer, Non-cyclical	—	1,011	—	1,011
Energy	—	165	—	165
Total investments in securities $	29,189	$662,757	$—	$691,946
Assets
Equity Contracts**
Futures	$294	$—	$—	$294

Opportunistic Municipal Fund
Bonds	$—	$852	$—	$852
Common Stocks*	700	—	—	700
Municipal Bonds	—	25,149	—	25,149
Total investments in securities $	700	$26,001	$—	$26,701

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Preferred Securities Fund
Bonds		$—	$2,393,124	$—	$2,393,124
Common Stocks*		897	—	—	897
Convertible Preferred Stocks
Financial		—	46,059	—	46,059
Investment Companies		210,901	—	—	210,901
Preferred Stocks
Communications		150,961	50,937	—	201,898
Financial		1,420,135	182,486	—	1,602,621
Government		—	55,938	—	55,938
Industrial		26,853	—	—	26,853
Utilities		148,228	16,356	—	164,584
	Total investments in securities $	1,957,975	$2,744,900	$—	$4,702,875

Small-MidCap Dividend Income Fund
Common Stocks*		$997,815	$—	$—	$997,815
Investment Companies		45,668	—	—	45,668
	Total investments in securities $	1,043,483	$—	$—	$1,043,483

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures, Foreign Currency Contracts, and Swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/Premiums				Transfers		Net Change in Unrealized
Value August		Realized	and Change in		Proceeds	Transfers	Out of Level	Value May	Appreciation/(Depreciation) on
Fund	31, 2013	Gain/(Loss)	Unrealized Gain/(Loss)	Purchases	from Sales	into Level 3*	3 **	31, 2014	Investments Held at May 31, 2014
Opportunistic Municipal Fund
Bonds	$323	$-	$-	$-	$-	$-	$(323)	$-	$ -
Total $	323	$-	$-	$-	$-	$-	$(323)	$-	$ -

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of May 31, 2014 have not been audited. This report is provided for the general information of the Funds' shareholders.

For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 07/22/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 07/22/2014

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 07/22/2014